      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2009
                                         REGISTRATION NOS. 333-137942/811-03240
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.     [_]

                      Post Effective Amendment No.9   [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      Amendment No. 152               [X]

                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-3150
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            KATHERINE STONER, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [date] pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[_] on [date] pursuant to paragraph (a) (1) of Rule 485

                               -----------------

TITLE OF SECURITIES BEING REGISTERED: Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Portfolio Director, Portfolio Director 2, Portfolio Director Plus.
================================================================================

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director

For Series 1.00 to 12.00                                            May 1, 2009


Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information, dated May 1, 2009, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------


VALIC Company I Funds               VALIC Company II Funds               Public Funds
Asset Allocation Fund               Aggressive Growth Lifestyle Fund     SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund               Capital Appreciation Fund            SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund         Conservative Growth Lifestyle Fund   Ariel Appreciation Fund
Capital Conservation Fund           Core Bond Fund                       Ariel Fund
Core Equity Fund                    High Yield Bond Fund                 Lou Holland Growth Fund
Core Value Fund                     International Small Cap Equity Fund  Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                  Large Cap Value Fund                 Vanguard Lifestrategy Growth Fund
Global Equity Fund                  Mid Cap Growth Fund                  Vanguard Lifestrategy Moderate Growth Fund
Global Real Estate Fund             Mid Cap Value Fund                   Vanguard Long-Term Investment-Grade Fund
Global Social Awareness Fund        Moderate Growth Lifestyle Fund       Vanguard Long-Term Treasury Fund
Global Strategy Fund                Money Market II Fund                 Vanguard Wellington Fund
Government Securities Fund          Small Cap Growth Fund                Vanguard Windsor II Fund
Growth Fund                         Small Cap Value Fund
Growth & Income Fund                Socially Responsible Fund
Health Sciences Fund                Strategic Bond Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

Table of Contents
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   4

Selected Purchase Unit Data.....................................   8

Highlights......................................................  12

General Information.............................................  14
   About the Contracts..........................................  14
   About VALIC..................................................  14
   American Home Assurance Company..............................  14
   About VALIC Separate Account A...............................  15
   Units of Interest............................................  15
   Distribution of the Contracts................................  15

Fixed and Variable Account Options..............................  15
   Fixed Account Options........................................  16
   Variable Account Options.....................................  16

Purchase Period.................................................  24
   Account Establishment........................................  24
   When Your Account Will Be Credited...........................  25
   Purchase Units...............................................  25
   Calculation of Value for Fixed Account Options...............  25
   Calculation of Value for Variable Account Options............  26
   Premium Enhancement Credit...................................  26
   Stopping Purchase Payments...................................  27
   IncomeLOCK...................................................  27

Transfers Between Investment Options............................  29
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  29
   Communicating Transfer or Reallocation Instructions..........  30
   Effective Date of Transfer...................................  30
   Transfers During the Payout Period...........................  30

Fees and Charges................................................  31
   Account Maintenance Charge...................................  31
   Surrender Charge.............................................  31
       Amount of Surrender Charge...............................  31
       10% Free Withdrawal......................................  31
       Exceptions to Surrender Charge...........................  31
   Premium Tax Charge...........................................  32
   Separate Account Charges.....................................  32
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  32
   Separate Account Expense Reimbursements or Credits...........  33
   Market Value Adjustment ("MVA")..............................  33
   IncomeLOCK...................................................  33
   Other Charges................................................  33

Payout Period...................................................  34
   Fixed Payout.................................................  34
   Assumed Investment Rate......................................  34
   Variable Payout..............................................  34
   Combination Fixed and Variable Payout........................  34
   Partial Annuitization........................................  34
   Payout Date..................................................  34
   Payout Options...............................................  35
   Payout Information...........................................  35


                                                                 Page
                                                                 ----

          Surrender of Account Value............................  36
             When Surrenders Are Allowed........................  36
             Surrender Process..................................  36
             Amount That May Be Surrendered.....................  36
             Surrender Restrictions.............................  36
             Partial Surrenders.................................  37
             Systematic Withdrawals.............................  37
             Distributions Required by Federal Tax Law..........  37
             IncomeLOCK.........................................  37

          Exchange Privilege....................................  39
             Restrictions on Exchange Privilege.................  39
             Taxes and Conversion Costs.........................  39
             Surrender Charges..................................  39
             Exchange Offers for Contracts Other Than
               Portfolio Director...............................  40
             Comparison of Contracts............................  40
             Features of Portfolio Director.....................  40

          Death Benefits........................................  40
             The Process........................................  40
             Beneficiary Information............................  41
                 Spousal Beneficiaries..........................  41
                 Beneficiaries Other Than Spouses...............  41
             Special Information for Individual
               Nonqualified Contracts...........................  41
             During the Purchase Period.........................  41
             Interest Guaranteed Death Benefit..................  41
             Standard Death Benefit.............................  42
             During the Payout Period...........................  42
             IncomeLOCK.........................................  43

          Other Contract Features...............................  43
             Changes That May Not Be Made.......................  43
             Change of Beneficiary..............................  43
             Contingent Owner...................................  43
             Cancellation -- The 20 Day "Free Look".............  43
             We Reserve Certain Rights..........................  44
             Relationship to Employer's Plan....................  44

          Voting Rights.........................................  44
             Who May Give Voting Instructions...................  44
             Determination of Fund Shares Attributable to
               Your Account.....................................  44
                 During the Purchase Period.....................  44
                 During the Payout Period or after a Death
                   Benefit Has Been Paid........................  44
             How Fund Shares Are Voted..........................  44

          Federal Tax Matters...................................  45
             Types of Plans.....................................  45
             Tax Consequences in General........................  45
             Effect of Tax-Deferred Accumulations...............  47

          Legal Proceedings.....................................  48

          Financial Statements..................................  48

          Table of Contents of Statement of
            Additional Information..............................  48

          Appendix to the Prospectus -- IncomeLOCK
            Withdrawal Examples.................................  48

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.


      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.


      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.


      Guided Portfolio Services(R) ("GPS") -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.


      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.
Fee Tables
--------------------------------------------------------------------------------
 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                    5.00%
----------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                          $60
----------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized)  0-3.5%
----------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

--------------------------------------------------------------------------------


 Separate Account Charges


                                                                                           $3.75
                                                                                            per
Variable Account Option Maintenance Charge (1)                                            quarter
--------------------------------------------------------------------------------------------------
                                                                                           Annual
                                                                                          Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)  Account
(as a percentage of assets invested):                                                     Fee (%)
--------------------------------------------------------------------------------------------------
   VALIC Company I (formerly named AIG Retirement Company I)
--------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                1.00
--------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                1.00
--------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                          1.00
--------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                            1.00
--------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                     1.00
--------------------------------------------------------------------------------------------------
       Core Value Fund                                                                      1.00
--------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                   1.00
--------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                   1.00
--------------------------------------------------------------------------------------------------
       Global Real Estate Fund (formerly named Real Estate Fund)                            1.00
--------------------------------------------------------------------------------------------------
       Global Social Awareness Fund                                                         1.00
--------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                 1.00
--------------------------------------------------------------------------------------------------
       Government Securities Fund                                                           1.00
--------------------------------------------------------------------------------------------------
       Growth Fund                                                                          1.00
--------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                 1.00
--------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                 1.00
--------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                             1.00
--------------------------------------------------------------------------------------------------
       International Equities Fund                                                          1.00
--------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                   1.00
--------------------------------------------------------------------------------------------------
       International Growth I Fund                                                          1.00
--------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                  1.00
--------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                            1.00
--------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                   1.00
--------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                        1.00
--------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                  1.00
--------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                             1.00
--------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                            1.00
--------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                     1.00
--------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                       1.00
--------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                 1.00
--------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                        1.00
--------------------------------------------------------------------------------------------------
       Small-Mid Growth Fund                                                                1.00
--------------------------------------------------------------------------------------------------
       Stock Index Fund                                                                     1.00
--------------------------------------------------------------------------------------------------
       Value Fund                                                                           1.00
--------------------------------------------------------------------------------------------------
   VALIC Company II (formerly named AIG Retirement Company II)
--------------------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                                     0.75
--------------------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                            0.75
--------------------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                                   0.75
--------------------------------------------------------------------------------------------------
       Core Bond Fund                                                                       0.75
--------------------------------------------------------------------------------------------------
       High Yield Bond Fund                                                                 0.75
--------------------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                                  0.75
--------------------------------------------------------------------------------------------------
       Large Cap Value Fund                                                                 0.75
--------------------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                                  0.75
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   VALIC Company II (continued)
-----------------------------------------------------------------------------------
       Mid Cap Value Fund                                                      0.75
-----------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                          0.75
-----------------------------------------------------------------------------------
       Money Market II Fund                                                    0.75
-----------------------------------------------------------------------------------
       Small Cap Growth Fund                                                   0.75
-----------------------------------------------------------------------------------
       Small Cap Value Fund                                                    0.75
-----------------------------------------------------------------------------------
       Socially Responsible Fund                                               0.75
-----------------------------------------------------------------------------------
       Strategic Bond Fund                                                     0.75
-----------------------------------------------------------------------------------
   Public Funds
-----------------------------------------------------------------------------------
       SunAmerica 2015 High Watermark Fund, Class I                            1.25
-----------------------------------------------------------------------------------
       SunAmerica 2020 High Watermark Fund, Class I                            1.25
-----------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                 1.00
-----------------------------------------------------------------------------------
       Ariel Fund                                                              1.00
-----------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                 1.00
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares         1.25
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                      1.25
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares             1.25
-----------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares               1.00
-----------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                       1.00
-----------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                               1.25
-----------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                               1.25
-----------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 Optional IncomeLOCK Fee

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                    Fee Period  Annualized Fee Percentage
                    ----------  -------------------------
                    All years   0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.


Total Annual Mutual Fund Operating Expenses                                               Minimum Maximum
---------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                              0.21%  5.04%*
---------------------------------------------------------------------------------------------------------

--------

* This maximum expense amount of 5.04% shown above reflects the expenses of a new mutual fund, which are generally higher than those of established or mature funds. The actual expense incurred by fund shareholders has been reduced due to a contractual agreement with the Fund's Board of Directors that continues through September 30, 2009. The maximum Total Annual Mutual Fund Operating Expense (net of waivers or reimbursements) is 0.95%.

--------------------------------------------------------------------------------

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 1.25%, investment in a Variable Account Option with the highest total expenses (5.04%), and election of the optional IncomeLOCK feature at 0.65%. We have used the required gross amount of 5.04% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                        $1,131 $2,452  $3,723   $6,321


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $689  $2,028  $3,316   $6,321


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $689  $2,028  $3,316   $6,321



The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.75%, investment in a Variable Account Option with the lowest total expenses (0.21%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $568   $813   $1,044   $1,208


(2) If you annuitize your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $100   $313    $544    $1,208


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $100   $313    $544    $1,208


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option. The 2005 data for the Inflation Protected Fund and the SunAmerica High Watermark Funds begins on February 22. The 2006 data for the Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Growth Fund begins on May 30, 2006, the date these funds were added to Portfolio Director. The 2008 data for the Global Real Estate Fund (formerly the Real Estate Fund) begins on May 1, 2008, the date this fund was added to Portfolio Director.


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31  at 12/31
  ---------                                  ---- ------ -------- -----------
  VALIC Company I
    Asset Allocation Fund (Division 5)       2008 5.218   4.024    25,594,227
                                             2007 4.958   5.218    29,632,439
                                             2006 4.481   4.958    31,608,964
                                             2005 4.364   4.481    35,686,374
                                             2004 4.063   4.364    42,594,301
                                             2003 3.429   4.063    42,040,433
                                             2002 3.821   3.429    43,285,442
                                             2001 4.030   3.821    48,720,402
                                             2000 4.174   4.030    52,959,577
                                             1999 3.773   4.174    61,240,667
    Blue Chip Growth Fund (Division 72)      2008 1.042   0.589   323,752,720
                                             2007 0.931   1.042   104,627,072
                                             2006 0.859   0.931    74,704,474
                                             2005 0.819   0.859    53,581,598
                                             2004 0.760   0.819    48,582,232
                                             2003 0.593   0.760    40,347,736
                                             2002 0.791   0.593    22,902,086
                                             2001 0.932   0.791    18,438,550
                                             2000    --   0.932     1,336,967
    Broad Cap Value Income Fund
     (Division 75)                           2008 1.161   0.753    16,324,261
                                             2007 1.151   1.161    18,440,424
                                             2006 1.010   1.151    18,608,980
    Capital Conservation Fund (Division 7)   2008 2.906   2.790    32,378,330
                                             2007 2.831   2.906    48,373,403
                                             2006 2.736   2.831    60,382,625
                                             2005 2.715   2.736    33,131,168
                                             2004 2.638   2.715    25,767,071
                                             2003 2.559   2.638    26,764,417
                                             2002 2.373   2.559    28,140,575
                                             2001 2.223   2.373    26,621,580
                                             2000 2.057   2.223    20,656,355
                                             1999 2.086   2.057    24,749,727
    Core Equity Fund (Division 15)           2008 2.415   1.505   117,336,313
                                             2007 2.369   2.415   137,228,625
                                             2006 2.141   2.369   164,294,892
                                             2005 2.080   2.141   204,573,223
                                             2004 1.945   2.080   251,431,904
                                             2003 1.549   1.945   296,958,636
                                             2002 2.010   1.549   316,043,125
                                             2001 2.396   2.010   362,619,846
                                             2000 2.582   2.396   397,168,720
                                             1999 2.429   2.582   460,108,285
    Core Value Fund (Division 21)            2008 1.871   1.200    69,182,773
                                             2007 1.898   1.871    80,805,721
                                             2006 1.637   1.898    95,564,030
                                             2005 1.581   1.637   113,451,896
                                             2004 1.416   1.581   125,932,333
                                             2003 1.107   1.416   136,765,754
                                             2002 1.390   1.107   140,185,069
                                             2001 1.532   1.390   152,155,061
                                             2000    --   1.532   158,568,077
    Foreign Value Fund (Division 89)         2008 1.344   0.738   620,212,606
                                             2007 1.221   1.344   672,951,247
                                             2006 1.065   1.221   547,287,495
    Global Equity Fund (Division 87)         2008 1.314   0.701   224,735,991
                                             2007 1.217   1.314   256,512,330
                                             2006 1.064   1.217   273,299,882
    Global Real Estate Fund (Division 101)   2008    --   0.643   243,173,392


                                                                    Number of
                                                    Unit    Unit      Units
                                                   Value   Value   Outstanding
  Fund Name                                   Year at 1/1 at 12/31  at 12/31
  ---------                                   ---- ------ -------- -----------
    Global Social Awareness Fund
     (Division 12)                            2008 4.423   2.628    70,913,038
                                              2007 4.279   4.423    79,161,938
                                              2006 3.741   4.279    80,893,362
                                              2005 3.631   3.741    88,315,012
                                              2004 3.317   3.631   101,512,026
                                              2003 2.608   3.317   110,369,646
                                              2002 3.441   2.608   112,841,262
                                              2001 3.922   3.441   123,856,021
                                              2000 4.419   3.922   130,333,155
                                              1999 3.762   4.419   136,226,993
    Global Strategy Fund (Division 88)        2008 1.324   1.038   284,368,915
                                              2007 1.215   1.324   312,569,282
                                              2006 1.084   1.215   296,902,494
    Government Securities Fund (Division 8)   2008 3.019   3.280    40,652,547
                                              2007 2.832   3.019    29,052,492
                                              2006 2.776   2.832    30,761,335
                                              2005 2.733   2.776    36,469,959
                                              2004 2.668   2.733    41,192,679
                                              2003 2.664   2.668    48,017,234
                                              2002 2.402   2.664    57,831,831
                                              2001 2.272   2.402    44,509,286
                                              2000 2.033   2.272    39,203,845
                                              1999 2.112   2.033    45,292,728
    Growth Fund (Division 78)                 2008 1.122   0.670   656,297,029
                                              2007 0.936   1.122   740,276,858
                                              2006 0.913   0.936   915,398,362
                                              2005    --      --            --
    Growth & Income Fund (Division 16)        2008 2.645   1.656    37,648,494
                                              2007 2.496   2.645    42,987,180
                                              2006 2.185   2.496    48,317,136
                                              2005 2.175   2.185    58,985,361
                                              2004 1.985   2.175    70,680,178
                                              2003 1.634   1.985    88,456,378
                                              2002 2.103   1.634    89,012,446
                                              2001 2.363   2.103   101,022,403
                                              2000 2.677   2.363   110,018,242
                                              1999 2.201   2.677   124,329,201
    Health Sciences Fund (Division 73)        2008 1.412   0.984   114,902,634
                                              2007 1.213   1.412   117,736,242
                                              2006 1.130   1.213   126,438,293
                                              2005 1.009   1.130   135,790,336
                                              2004 0.884   1.009   140,193,273
                                              2003 0.651   0.884   111,112,131
                                              2002 0.909   0.651    71,763,339
                                              2001 1.000   0.909    45,582,144
                                              2000    --   1.000     3,398,890
    Inflation Protected Fund (Division 77)    2008 1.079   1.012   121,583,367
                                              2007 1.011   1.079    10,865,742
                                              2006 1.017   1.011    10,046,941
                                              2005 1.000   1.017    11,056,826
                                              2004    --   1.000            --
    International Equities Fund
     (Division 11)                            2008 2.153   1.206   443,006,498
                                              2007 1.999   2.153   414,999,326
                                              2006 1.641   1.999   396,739,220
                                              2005 1.417   1.641   336,425,664
                                              2004 1.214   1.417   236,838,112
                                              2003 0.946   1.214    94,147,400
                                              2002 1.177   0.946    75,173,264
                                              2001 1.523   1.177    76,641,544
                                              2000 1.860   1.523    83,339,570
                                              1999 1.455   1.860    94,415,343

--------------------------------------------------------------------------------


                                                                 Number of
                                                 Unit    Unit      Units
                                                Value   Value   Outstanding
    Fund Name                              Year at 1/1 at 12/31  at 12/31
    ---------                              ---- ------ -------- -----------
      International Government Bond Fund
       (Division 13)                       2008  2.495   2.457   50,811,427
                                           2007  2.355   2.495   46,683,335
                                           2006  2.204   2.355   48,786,599
                                           2005  2.239   2.204   55,823,550
                                           2004  2.044   2.239   60,838,720
                                           2003  1.729   2.044   66,821,042
                                           2002  1.488   1.729   67,330,936
                                           2001  1.532   1.488   62,446,759
                                           2000  1.609   1.532   71,084,248
                                           1999  1.728   1.609   90,136,603
      International Growth I Fund
       (Division 20)                       2008  2.645   1.519  188,123,588
                                           2007  2.330   2.645  197,901,214
                                           2006  1.862   2.330  202,762,589
                                           2005  1.654   1.862  194,195,625
                                           2004  1.445   1.654  221,113,668
                                           2003  1.164   1.445  246,891,622
                                           2002  1.438   1.164  256,424,177
                                           2001  1.964   1.438  283,131,435
                                           2000     --   1.964  307,144,232
      Large Cap Core Fund (Division 76)    2008  1.174   0.785   88,166,893
                                           2007  1.097   1.174   47,416,402
                                           2006  0.997   1.097   81,372,372
                                           2005     --      --           --
      Large Capital Growth Fund
       (Division 79)                       2008  1.268   0.772  317,488,578
                                           2007  1.113   1.268  358,163,427
                                           2006  1.022   1.113  418,512,943
                                           2005     --      --           --
      Mid Cap Index Fund (Division 4)      2008 10.811   6.755  187,891,321
                                           2007 10.145  10.811  217,428,913
                                           2006  9.317  10.145  207,349,862
                                           2005  8.388   9.317  198,552,536
                                           2004  7.301   8.388  187,095,480
                                           2003  5.457   7.301  174,675,260
                                           2002  6.477   5.457  157,442,272
                                           2001  6.605   6.477  149,549,757
                                           2000  5.722   6.605  146,197,467
                                           1999  5.029   5.722  151,288,816
      Mid Cap Strategic Growth Fund
       (Division 83)                       2008  1.525   0.784  185,473,745
                                           2007  1.187   1.525  209,736,140
                                           2006  1.147   1.187  211,121,130
                                           2005     --      --           --
      Money Market I Fund (Division 6)     2008  2.119   2.144  179,084,738
                                           2007  2.044   2.119  164,860,982
                                           2006  1.973   2.044  147,203,713
                                           2005  1.940   1.973  128,654,836
                                           2004  1.944   1.940  129,467,234
                                           2003  1.952   1.944  161,634,525
                                           2002  1.947   1.952  205,010,837
                                           2001  1.897   1.947  224,050,426
                                           2000  1.807   1.897  240,116,959
                                           1999  1.743   1.807  233,940,123
      Nasdaq-100 Index Fund
       (Division 46)                       2008  0.587   0.334  131,648,872
                                           2007  0.500   0.587  138,820,333
                                           2006  0.473   0.500  134,541,571
                                           2005  0.472   0.473  153,359,003
                                           2004  0.433   0.472  176,444,590
                                           2003  0.293   0.433  176,475,089
                                           2002  0.479   0.293   76,610,720
                                           2001  0.717   0.479   40,571,277
                                           2000     --   0.717    4,042,621


                                                                  Number of
                                                  Unit    Unit      Units
                                                 Value   Value   Outstanding
    Fund Name                               Year at 1/1 at 12/31  at 12/31
    ---------                               ---- ------ -------- -----------
      Science & Technology Fund
       (Division 17)                        2008 2.689   1.438   257,209,740
                                            2007 2.308   2.689   292,041,687
                                            2006 2.202   2.308   349,489,774
                                            2005 2.153   2.202   433,689,791
                                            2004 2.157   2.153   535,595,406
                                            2003 1.439   2.157   622,810,395
                                            2002 2.430   1.439   597,759,509
                                            2001 4.173   2.430   611,628,753
                                            2000 6.399   4.173   594,274,024
                                            1999 3.216   6.399   517,699,561
      Small Cap Aggressive Growth Fund
       (Division 86)                        2008 1.152   0.678    43,117,503
                                            2007 1.017   1.152    48,974,593
                                            2006 1.003   1.017    38,558,384
                                            2005    --      --            --
      Small Cap Fund (Division 18)          2008 2.676   1.742   117,886,782
                                            2007 2.881   2.676   138,219,053
                                            2006 2.685   2.881   170,990,484
                                            2005 2.526   2.685   205,943,433
                                            2004 2.144   2.526   238,208,574
                                            2003 1.588   2.144   268,362,373
                                            2002 2.093   1.588   276,885,630
                                            2001 2.226   2.093   299,564,434
                                            2000    --   2.226   314,734,469
      Small Cap Index Fund (Division 14)    2008 3.789   2.458   206,050,238
                                            2007 3.901   3.789   248,987,688
                                            2006 3.338   3.901   238,851,921
                                            2005 3.233   3.337   219,709,484
                                            2004 2.770   3.233   173,418,721
                                            2003 1.910   2.770   134,607,266
                                            2002 2.437   1.910   100,628,024
                                            2001 2.413   2.437    93,009,856
                                            2000 2.523   2.413    90,786,183
                                            1999 2.101   2.523    94,031,183
      Small Cap Special Values Fund
       (Division 84)                        2008 1.032   0.659   178,261,651
                                            2007 1.159   1.032   211,527,802
                                            2006 1.044   1.159   260,743,531
                                            2005    --      --            --
      Small-Mid Growth Fund (Division 85)   2008 1.014   0.605    88,644,708
                                            2007 1.054   1.014    98,751,123
                                            2006 1.015   1.054   124,969,528
                                            2005    --      --            --
      Stock Index Fund (Division 10)        2008 5.834   3.627   520,561,748
                                            2007 5.606   5.834   641,546,116
                                            2006 4.906   5.606   692,630,109
                                            2005 4.739   4.906   722,006,187
                                            2004 4.332   4.739   733,344,085
                                            2003 3.413   4.332   756,956,966
                                            2002 4.444   3.413   738,928,811
                                            2001 5.113   4.444   772,475,516
                                            2000 5.697   5.113   783,994,005
                                            1999 4.772   5.697   766,975,696
      Value Fund (Division 74)              2008 1.459   0.836    99,631,010
                                            2007 1.387   1.459    55,860,982
                                            2006 1.204   1.387    47,029,448
                                            2005 1.143   1.204   106,759,435
                                            2004 0.993   1.143     5,566,386
                                            2003 0.796   0.993     3,243,907
                                            2002 1.000   0.796     1,907,257
                                            2001    --   1.000

--------------------------------------------------------------------------------


                                                                    Number of
                                                    Unit    Unit      Units
                                                   Value   Value   Outstanding
  Fund Name                                   Year at 1/1 at 12/31  at 12/31
  ---------                                   ---- ------ -------- -----------
  VALIC Company II
    Aggressive Growth Lifestyle Fund
     (Division 48)                            2008 1.987   1.322    43,700,400
                                              2007 1.824   1.987    38,013,516
                                              2006 1.612   1.824    29,919,644
                                              2005 1.451   1.612    21,755,930
                                              2004 1.289   1.451    19,008,640
                                              2003 1.004   1.289    16,342,363
                                              2002 1.240   1.004    11,558,922
                                              2001 1.428   1.240     8,479,357
                                              2000 1.538   1.428     3,064,339
                                              1999 1.193   1.538       139,443
    Capital Appreciation Fund (Division 39)   2008 1.192   0.660    27,906,873
                                              2007 1.001   1.192    22,564,438
                                              2006 0.955   1.001     6,847,976
                                              2005 0.930   0.955     7,173,328
                                              2004 0.858   0.930     7,749,417
                                              2003 0.686   0.858     7,347,981
                                              2002 0.998   0.686     5,866,302
                                              2001 1.281   0.998     4,597,267
                                              2000 1.668   1.281     2,191,030
                                              1999 1.241   1.668       519,825
    Conservative Growth Lifestyle Fund
     (Division 50)                            2008 1.888   1.531    24,222,869
                                              2007 1.776   1.888    22,356,559
                                              2006 1.632   1.776    17,055,833
                                              2005 1.548   1.632    15,152,237
                                              2004 1.429   1.548    13,226,075
                                              2003 1.229   1.429    11,189,541
                                              2002 1.304   1.229     7,989,699
                                              2001 1.337   1.304     7,345,651
                                              2000 1.307   1.337     3,163,014
                                              1999 1.162   1.307       203,221
    Core Bond Fund (Division 58)              2008 1.456   1.376    64,810,715
                                              2007 1.412   1.456   117,713,661
                                              2006 1.356   1.412    51,359,802
                                              2005 1.337   1.356    27,520,001
                                              2004 1.285   1.337    22,213,550
                                              2003 1.245   1.285    13,199,419
                                              2002 1.152   1.245     9,930,525
                                              2001 1.087   1.152     5,667,850
                                              2000 1.010   1.087       814,285
                                              1999 1.029   1.010        54,349
    High Yield Bond Fund (Division 60)        2008 1.825   1.245    86,682,126
                                              2007 1.812   1.825    89,538,441
                                              2006 1.626   1.812    57,954,424
                                              2005 1.527   1.626    44,238,174
                                              2004 1.328   1.527    39,464,716
                                              2003 1.029   1.328    31,141,647
                                              2002 1.056   1.029    11,554,260
                                              2001 1.004   1.056     8,434,842
                                              2000 1.076   1.004       431,009
                                              1999 1.053   1.076       136,423
    International Small Cap Equity Fund
     (Division 33)                            2008 2.175   1.265   329,905,870
                                              2007 2.071   2.175   284,895,727
                                              2006 1.735   2.071   233,726,830
                                              2005 1.350   1.735   121,703,328
                                              2004 1.140   1.350    15,045,345
                                              2003 0.897   1.140    15,336,882
                                              2002 1.094   0.897     9,751,067
                                              2001 1.361   1.094     5,523,146
                                              2000 1.635   1.361     3,937,263
                                              1999 1.052   1.635       167,387


                                                                  Number of
                                                  Unit    Unit      Units
                                                 Value   Value   Outstanding
    Fund Name                               Year at 1/1 at 12/31  at 12/31
    ---------                               ---- ------ -------- -----------
      Large Cap Value Fund (Division 40)    2008 2.156   1.354    92,838,525
                                            2007 2.108   2.156   136,506,465
                                            2006 1.791   2.108   114,682,334
                                            2005 1.657   1.791    25,083,084
                                            2004 1.471   1.657    22,466,486
                                            2003 1.162   1.471    19,554,529
                                            2002 1.331   1.162    11,615,338
                                            2001 1.365   1.331     5,319,745
                                            2000 1.303   1.365     1,132,534
                                            1999 1.247   1.303       216,072
      Mid Cap Growth Fund (Division 37)     2008 1.484   0.786   148,636,778
                                            2007 1.312   1.484    50,257,714
                                            2006 1.149   1.312    37,682,153
                                            2005 1.041   1.149    35,768,812
                                            2004 0.931   1.041    38,665,585
                                            2003 0.677   0.931    38,639,597
                                            2002 0.978   0.677    28,059,999
                                            2001 1.417   0.978    18,834,319
                                            2000 1.423   1.417     3,354,590
                                            1999 1.348   1.423       477,094
      Mid Cap Value Fund (Division 38)      2008 3.415   2.078   120,463,020
                                            2007 3.347   3.415   107,756,457
                                            2006 2.888   3.347    99,345,096
                                            2005 2.660   2.888    87,198,782
                                            2004 2.305   2.660    73,553,326
                                            2003 1.620   2.305    53,467,855
                                            2002 1.897   1.620    38,928,162
                                            2001 1.947   1.897    27,418,727
                                            2000 1.522   1.947     6,374,398
                                            1999 1.255   1.522       223,437
      Moderate Growth Lifestyle Fund
       (Division 49)                        2008 1.992   1.460    68,593,574
                                            2007 1.844   1.992    58,572,778
                                            2006 1.673   1.844    44,694,888
                                            2005 1.551   1.673    37,159,710
                                            2004 1.406   1.551    31,312,396
                                            2003 1.148   1.406    24,012,378
                                            2002 1.291   1.148    16,964,088
                                            2001 1.379   1.291    12,680,095
                                            2000 1.398   1.379     5,035,039
                                            1999 1.185   1.398       215,575
      Money Market II Fund (Division 44)    2008 1.260   1.279   195,844,578
                                            2007 1.213   1.260   223,310,298
                                            2006 1.169   1.213   156,300,640
                                            2005 1.146   1.169    55,418,724
                                            2004 1.146   1.146    47,203,913
                                            2003 1.147   1.146    48,507,704
                                            2002 1.141   1.147    55,192,758
                                            2001 1.109   1.141    42,669,882
                                            2000 1.054   1.109    14,885,109
                                            1999 1.013   1.054     4,089,393
      Small Cap Growth Fund (Division 35)   2008 1.677   0.945    25,128,636
                                            2007 1.624   1.677    24,916,073
                                            2006 1.488   1.624    23,403,119
                                            2005 1.431   1.488    23,026,702
                                            2004 1.300   1.431    23,436,506
                                            2003 0.898   1.300    21,201,957
                                            2002 1.347   0.898    12,177,837
                                            2001 1.781   1.347     7,360,232
                                            2000 2.273   1.781     2,825,155
                                            1999 1.349   2.273       298,665
      Small Cap Value Fund (Division 36)    2008 2.284   1.593   117,524,519
                                            2007 2.474   2.284    75,988,731
                                            2006 2.098   2.474    51,628,606
                                            2005 1.981   2.098    33,942,615
                                            2004 1.672   1.981    36,447,218
                                            2003 1.210   1.672    26,691,411
                                            2002 1.392   1.210    23,443,070
                                            2001 1.310   1.392    13,710,867
                                            2000 1.081   1.310     2,215,195
                                            1999 1.165   1.081       166,013

--------------------------------------------------------------------------------


                                                                    Number of
                                                    Unit    Unit      Units
                                                   Value   Value   Outstanding
  Fund Name                                   Year at 1/1 at 12/31  at 12/31
  ---------                                   ---- ------ -------- -----------
    Socially Responsible Fund (Division 41)   2008 1.528   0.947   567,706,671
                                              2007 1.481   1.528   569,830,560
                                              2006 1.290   1.481   285,730,988
                                              2005 1.249   1.290    92,619,529
                                              2004 1.145   1.249    66,177,719
                                              2003 0.899   1.145     3,134,200
                                              2002 1.182   0.899     2,009,798
                                              2001 1.349   1.182     1,579,023
                                              2000 1.497   1.349       821,758
                                              1999 1.278   1.497       282,396
    Strategic Bond Fund (Division 59)         2008 1.922   1.637   128,930,853
                                              2007 1.860   1.922   134,462,026
                                              2006 1.726   1.860   101,694,271
                                              2005 1.658   1.726    73,060,919
                                              2004 1.510   1.658    48,488,686
                                              2003 1.274   1.510    29,922,875
                                              2002 1.204   1.274    13,615,201
                                              2001 1.097   1.204     8,634,572
                                              2000 1.082   1.097       212,572
                                              1999 1.050   1.082         2,324
  Public Funds
  SunAmerica 2015 High Watermark
   (Division 81)                              2008 1.176   1.106    24,047,509
                                              2007 1.125   1.176    21,384,156
                                              2006 1.031   1.125    21,348,111
                                              2005 1.000   1.031    17,558,738
  SunAmerica 2020 High Watermark
   (Division 82)                              2008 1.193   0.987    10,635,507
                                              2007 1.142   1.193     9,628,949
                                              2006 1.043   1.142     8,522,965
                                              2005 1.000   1.043     6,497,562
  Ariel Appreciation Fund (Division 69)       2008 1.723   1.011   125,837,892
                                              2007 1.765   1.723   149,402,054
                                              2006 1.607   1.765   179,015,204
                                              2005 1.577   1.607   221,437,590
                                              2004 1.408   1.577   229,890,934
                                              2003 1.086   1.408   206,608,880
                                              2002 1.224   1.086   158,623,399
                                              2001 1.063   1.224    67,080,699
                                              2000    --   1.063        96,941
  Ariel Fund (Division 68)                    2008 1.918   0.983   151,912,178
                                              2007 1.971   1.918   179,090,018
                                              2006 1.804   1.971   203,597,513
                                              2005 1.805   1.804   248,747,221
                                              2004 1.495   1.805   238,319,819
                                              2003 1.179   1.495   164,155,846
                                              2002 1.257   1.179   113,898,765
                                              2001 1.111   1.257    39,549,061
                                              2000    --   1.111       159,237
  Lou Holland Growth Fund (Division 70)       2008 1.044   0.674    16,563,913
                                              2007 0.964   1.044    18,146,308
                                              2006 0.925   0.964    22,185,106
                                              2005 0.942   0.925    28,082,034
                                              2004 0.856   0.942    29,569,648
                                              2003 0.677   0.856    27,447,905
                                              2002 0.871   0.677    13,601,001
                                              2001 0.928   0.871     3,980,579
                                              2000    --   0.928       156,879
  Vanguard LifeStrategy Conservative
   Growth Fund (Division 54)                  2008 1.585   1.259    29,098,257
                                              2007 1.500   1.585    28,505,070
                                              2006 1.373   1.500    24,932,287
                                              2005 1.331   1.373    23,620,566
                                              2004 1.247   1.331    21,191,862
                                              2003 1.084   1.247    15,549,861
                                              2002 1.159   1.084    10,459,117
                                              2001 1.174   1.159     6,514,468
                                              2000 1.154   1.174     1,431,730
                                              1999 1.084   1.154       554,101


                                                                  Number of
                                                  Unit    Unit      Units
                                                 Value   Value   Outstanding
    Fund Name                               Year at 1/1 at 12/31  at 12/31
    ---------                               ---- ------ -------- -----------
    Vanguard LifeStrategy Growth Fund
     (Division 52)                          2008 1.714   1.110    71,279,560
                                            2007 1.615   1.714    65,934,408
                                            2006 1.408   1.615    54,454,410
                                            2005 1.334   1.408    46,018,176
                                            2004 1.200   1.334    39,074,462
                                            2003 0.945   1.200    29,501,426
                                            2002 1.137   0.945    20,497,136
                                            2001 1.264   1.137    13,888,206
                                            2000 1.353   1.264     7,294,970
                                            1999 1.168   1.353     1,591,689
    Vanguard LifeStrategy Moderate Growth
     Fund (Division 53)                     2008 1.664   1.208    74,246,099
                                            2007 1.570   1.664    70,289,060
                                            2006 1.403   1.570    62,422,794
                                            2005 1.344   1.403    54,569,540
                                            2004 1.231   1.344    44,712,770
                                            2003 1.018   1.231    31,957,206
                                            2002 1.150   1.018    18,944,658
                                            2001 1.218   1.150    11,325,293
                                            2000 1.245   1.218     3,343,004
                                            1999 1.126   1.245     1,354,406
    Vanguard Long-Term Investment-Grade
     Fund (Division 22)                     2008 1.961   1.986    61,895,100
                                            2007 1.909   1.961    72,272,448
                                            2006 1.875   1.909    93,197,696
                                            2005 1.801   1.875    92,563,685
                                            2004 1.670   1.801    88,925,721
                                            2003 1.587   1.670    91,817,451
                                            2002 1.416   1.587    88,869,618
                                            2001 1.305   1.416    73,154,092
                                            2000 1.180   1.305    48,181,776
                                            1999 1.271   1.180    49,616,245
    Vanguard Long-Term Treasury Fund
     (Division 23)                          2008 2.088   2.533   132,267,500
                                            2007 1.931   2.088   103,943,061
                                            2006 1.917   1.931   114,020,665
                                            2005 1.816   1.917   142,074,181
                                            2004 1.712   1.816   133,787,616
                                            2003 1.685   1.712   156,141,471
                                            2002 1.458   1.685   172,217,498
                                            2001 1.412   1.458   142,496,202
                                            2000 1.192   1.412   127,031,428
                                            1999 1.318   1.192   110,102,115
    Vanguard Wellington Fund (Division 25)  2008 2.646   2.031   477,990,784
                                            2007 2.473   2.646   509,447,867
                                            2006 2.179   2.473   488,943,410
                                            2005 2.065   2.179   480,789,133
                                            2004 1.881   2.065   456,537,648
                                            2003 1.577   1.881   418,314,508
                                            2002 1.715   1.577   369,219,080
                                            2001 1.667   1.715   335,336,029
                                            2000 1.529   1.667   294,438,826
                                            1999 1.483   1.529   328,701,408
    Vanguard Windsor II Fund (Division 24)  2008 2.648   1.655   530,919,431
                                            2007 2.623   2.648   522,891,970
                                            2006 2.246   2.623   552,878,216
                                            2005 2.125   2.246   565,988,092
                                            2004 1.819   2.125   528,124,696
                                            2003 1.416   1.819   505,959,163
                                            2002 1.724   1.416   461,319,939
                                            2001 1.808   1.724   442,850,924
                                            2000 1.566   1.808   378,017,315
                                            1999 1.683   1.566   426,529,299

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.25% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.


Transfers can be made by calling VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."


Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.


On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 77.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 77.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.


American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

--------------------------------------------------------------------------------


About VALIC Separate Account A


When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account

--------------------------------------------------------------------------------

Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options


Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


      Fixed Account Options                Investment Objective
      ---------------------                --------------------
      Fixed Account Plus          This account provides fixed-return
                                  investment growth for the long-term. It
                                  is credited with interest at rates set
                                  by VALIC. The account is guaranteed to
                                  earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated. Purchase Payments
                                  allocated to a fixed account option
                                  will receive a current rate of
                                  interest. There are limitations on
                                  transfers out of this option. If you
                                  transfer assets from Fixed Account Plus
                                  to another investment option, any
                                  assets transferred back into Fixed
                                  Account Plus within 90 days will
                                  receive a different rate of interest,
                                  than that paid for new Purchase
                                  Payments.

      Short-Term Fixed Account    This account provides fixed-return
                                  investment growth for the short-term.
                                  It is credited with interest at rates
                                  set by VALIC, which may be lower than
                                  the rates credited to Fixed Account
                                  Plus, above. The account is guaranteed
                                  to earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated.

      Multi-Year Enhanced Option  This account is a long-term investment
       ("Multi-Year Option")      option, providing a guaranteed interest
                                  rate for a guaranteed period (three,
                                  five, seven, or ten years) ("MVA
                                  Term"). Please see your Contract for
                                  minimum investment amounts and other
                                  requirements and restrictions. This
                                  option may not be available in all
                                  employee plans or states. All MVA Terms
                                  may not be available. Please see your
                                  financial advisor for information on
                                  the MVA Terms that are currently
                                  offered.


Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.


Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

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The Variable Account Options shown below include a brief description of each
Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.valic.com.


Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.


SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership.



Variable Account Options                          Investment Objective                             Adviser and Sub-Adviser
------------------------                          --------------------                             -----------------------
SunAmerica                Each High Watermark Fund seeks capital appreciation to the extent     Adviser: Trajectory Asset
2015 High Watermark Fund  consistent with preservation of capital investment gains in order to  Management LLC have a net asset value ("NAV") on its Protected Maturity Date at
SunAmerica                least equal to the Protected High Watermark Value. Each High          (SunAmerica Asset
2020 High Watermark Fund  Watermark Fund seeks high total return as a secondary objective.      Management Corp. is the daily
                                                                                                business manager.)
                          If you hold your Variable Investment Option Units until the
                          Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                          Watermark Fund reaching this value, and any extraordinary
                          expenses, and increased by appreciation in share value
                          subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                          The Protected Maturity Date for each High Watermark Fund is:
                          2015 High Watermark Fund            August 31, 2015
                          2020 High Watermark Fund            August 31, 2020

                          If you may need access to your money at any point prior to the
                          Protected Maturity Date, you should consider the
                          appropriateness of investing in the High Watermark Funds.
                          Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                          An investment in the High Watermark Funds may not be
                          appropriate for persons enrolled in GPS, an investment advisory product offered by VALIC Financial Advisors, Inc.

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
    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
Ariel Appreciation Fund -- a      Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust  stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy             Seeks to provide current income and low to moderate capital
Conservative Growth Fund          appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                  term fixed income investments, and 40% to common stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy             Seeks to provide capital appreciation and some current income.
Growth Fund                       This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                  The fund's indirect stock holdings consist substantially of large-
                                  cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                  stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                  government, agency, and investment-grade corporate bonds,
                                  as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy             Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund              level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                  holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-
                                  backed securities.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Investment-Grade Fund             by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Treasury Fund                     by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations           Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in         Adviser: Ariel Capital
the stocks of small companies with a market capitalization             Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt      Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will         Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital            The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard     investment adviser. Instead,
mutual funds according to a fixed formula that typically results       the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
term fixed income investments, and 40% to common stocks.               fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,     underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.         The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds      investment adviser. Instead,
according to a fixed formula that typically results in an allocation   the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.              decides how to allocate the
The fund's indirect stock holdings consist substantially of large-     fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.        underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate            The fund does not employ an
level of current income. This is a fund of funds, investing in         investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that          the fund's Board of Trustees
typically results in an allocation of about 60% of assets to           decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock              fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a      underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income        Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,     Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income        Adviser: The Vanguard Group
by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

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
 Variable Account Options                           Investment Objective                           Adviser and Sub-Adviser
  ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund     Seeks to provide long-term capital appreciation and reasonable      Adviser: Wellington
                             current income by investing in dividend-paying, and, to a lesser    Management Company, LLP
                             extent, non-dividend-paying common stocks of established
                             medium- and large-sized companies. In choosing these
                             companies, the Adviser seeks those that appear to be
                             undervalued but which have prospects to improve. The fund
                             also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                             mortgage-backed securities.

Vanguard Windsor II Fund     Seeks to provide long-term capital appreciation and income. The     Advisers: Armstrong, Shaw
                             fund invests mainly in large- and mid-sized companies whose         Associates, Inc.; Barrow,
                             stocks are considered by an adviser to be undervalued.              Hanley, Mewhinney &
                                                                                                 Strauss, Inc.; Hotchkis and
                                                                                                 Wiley Capital Management,
                                                                                                 LLC; Lazard Asset
                                                                                                 Management, LLC; and The
                                                                                                 Vanguard Group

VALIC Company I

Asset Allocation Fund        Seeks maximum aggregate rate of return over the long term           Adviser: VALIC
                             through controlled investment risk by adjusting its investment      Sub-Adviser: AIG Global
                             mix among stocks, long-term debt securities and short-term          Investment Corp.
                             money market securities.

Blue Chip Growth Fund        Seeks long-term capital growth by investing in the common           Adviser: VALIC
                             stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                             Income is a secondary objective.                                    Associates, Inc.

Broad Cap Value Income Fund  Seeks total return through capital appreciation with income as a    Adviser: VALIC
                             secondary objective by investing primarily in equity securities of  Sub-Adviser: Barrow, Hanley,
                             U.S. large- and medium-capitalization companies that are            Mewhinney & Straus, Inc.
                             undervalued.

Capital Conservation Fund    Seeks the highest possible total return consistent with the         Adviser: VALIC
                             preservation of capital through current income and capital gains    Sub-Adviser: AIG Global
                             on investments in intermediate- and long-term debt instruments      Investment Corp.
                             and other income producing securities.

Core Equity Fund             Seeks long-term growth of capital through investment primarily      Adviser: VALIC
                             in the equity securities of large-cap quality companies with long-  Sub-Adviser: BlackRock
                             term growth potential.                                              Investment Management, LLC

Core Value Fund              Seeks capital growth by investing in common stocks, though the      Adviser: VALIC
                             fund may invest in securities other than stocks. Income is a        Sub-Adviser: American
                             secondary objective. Two investment strategies will be utilized.    Century Investment
                             Half of the assets will be managed by employing a quantitative      Management, Inc.
                             income and growth investment strategy, while the remainder of the assets will be managed using a large company value
                             investment strategy. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                             S&P 500(R) Index.

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
  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
Foreign Value Fund             Seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Global Equity Fund             Seeks capital appreciation by investing primarily in mid-cap and large-cap companies with market capitalizations in excess of
                               $1 billion, although it can invest in companies of any size.

Global Real Estate Fund        Seeks high total return through long-term growth of capital and
(formerly Real Estate Fund)    current income by investing primarily in a diversified portfolio of equity investments in real estate and real estate-related
                               companies.


Global Social Awareness Fund   Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the fund. The fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe,
                               Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                               operations in countries with significant human rights concerns.

Global Strategy Fund           Seeks high total return by investing in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money
                               market instruments.

Government Securities Fund     Seeks high current income and protection of capital through investments in intermediate- and long-term U.S. government and government-sponsored debt securities.

Growth Fund                    Seeks long-term capital growth by using distinct investment strategies: a growth strategy (investing primarily in larger sized
                               U.S. companies); a disciplined growth strategy utilizing
                               quantitative management techniques; and a global growth
                               strategy (investing primarily in equity securities of issuers located in developed countries world-wide including the U.S.).

Growth & Income Fund           Seeks to provide long-term growth of capital and secondarily, current income, through investment in common stocks and
                               equity-related securities.

Health Sciences Fund           Seeks long-term capital growth through investments primarily in the common stocks of companies engaged in the research,
                               development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Inflation Protected Fund       Seeks maximum real return, consistent with appreciation of capital and prudent investment management. The fund invests in inflation-indexed fixed income securities issued by U.S. and non-
                               U.S. governments and corporations.


                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term growth of capital by investing primarily in equity     Adviser: VALIC
securities of companies located outside the U.S., including            Sub-Adviser: Templeton
emerging markets.                                                      Global Advisors Limited

Seeks capital appreciation by investing primarily in mid-cap and       Adviser: VALIC
large-cap companies with market capitalizations in excess of           Sub-Adviser: Putnam
$1 billion, although it can invest in companies of any size.           Investment Management, LLC

Seeks high total return through long-term growth of capital and        Adviser: VALIC
current income by investing primarily in a diversified portfolio of    Sub-Adviser: Invesco Aim
equity investments in real estate and real estate-related              Capital Management, Inc. and
companies.                                                             Goldman Sachs Asset
                                                                       Management, L.P.

Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
in common stocks, in companies which meet the social criteria          Sub-Adviser: AIG Global
established for the fund. The fund will typically invest in stocks of  Investment Corp.
large capitalization companies domiciled in the U.S., Europe,
Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco
products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
operations in countries with significant human rights concerns.

Seeks high total return by investing in equity securities of           Adviser: VALIC
companies in any country, fixed income (debt) securities of            Sub-Adviser: Franklin
companies and governments of any country, and in money                 Advisers, Inc. and Templeton
market instruments.                                                    Investment Counsel, LLC

Seeks high current income and protection of capital through            Adviser: VALIC
investments in intermediate- and long-term U.S. government and         Sub-Advisers: AIG Global
government-sponsored debt securities.                                  Investment Corp.

Seeks long-term capital growth by using distinct investment            Adviser: VALIC
strategies: a growth strategy (investing primarily in larger sized     Sub-Advisers: American
U.S. companies); a disciplined growth strategy utilizing               Century Global Investment
quantitative management techniques; and a global growth                Management, Inc. and
strategy (investing primarily in equity securities of issuers          American Century Investment
located in developed countries world-wide including the U.S.).         Management, Inc.

Seeks to provide long-term growth of capital and secondarily,          Adviser: VALIC
current income, through investment in common stocks and                Sub-Adviser: SunAmerica
equity-related securities.                                             Asset Management Corp.

Seeks long-term capital growth through investments primarily in        Adviser: VALIC
the common stocks of companies engaged in the research,                Sub-Adviser: T. Rowe Price
development, production, or distribution of products or services       Associates, Inc.
related to health care, medicine, or the life sciences.

Seeks maximum real return, consistent with appreciation of             Adviser: VALIC
capital and prudent investment management. The fund invests in         Sub-Adviser: AIG Global
inflation-indexed fixed income securities issued by U.S. and non-      Investment Corp.
U.S. governments and corporations.

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
  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
International Equities Fund    Seeks to provide long-term growth of capital through
                               investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, the
                               Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                               International, Europe, Australasia and the Far East Index.

International Government       Seeks high current income through investments primarily in
Bond Fund                      investment grade debt securities issued or guaranteed by foreign governments. This fund is classified as "non-diversified" because it expects to concentrate in certain foreign government
                               securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund    Seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries. The Sub-
                               Adviser uses an investment strategy it developed to invest in stocks it believes will increase in value over time.




Large Cap Core Fund            Seeks capital growth with the potential for current income by investing in the common stocks of large-sized U.S. companies
                               (i.e., companies whose market capitalization falls within the range tracked in the Russell 1000(R) Index).

Large Capital Growth Fund      Seeks to provide long-term growth of capital by investing in securities of large-cap companies (i.e., companies whose market capitalization falls within the range tracked in the Russell 1000(R)
                               Index).


Mid Cap Index Fund             Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund  Seeks long-term capital growth by investing primarily in growth-
                               oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies.



Money Market I Fund            Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Nasdaq-100(R) Index Fund       Seeks long-term capital growth through investments in the
                               stocks that are included in the Nasdaq-100 Index(R). The fund is a non-diversified fund, meaning that it can invest more than 5% of its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.


                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------
Seeks to provide long-term growth of capital through                  Adviser: VALIC
investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
equity-related securities of foreign issuers that, as a group, the    Investment Corp.
Sub-Adviser believes may provide investment results closely
corresponding to the performance of the Morgan Stanley Capital
International, Europe, Australasia and the Far East Index.

Seeks high current income through investments primarily in            Adviser: VALIC
investment grade debt securities issued or guaranteed by foreign      Sub-Adviser: AIG Global
governments. This fund is classified as "non-diversified" because     Investment Corp.
it expects to concentrate in certain foreign government
securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

Seeks capital growth through investments primarily in equity          Adviser: VALIC
securities of issuers in developed foreign countries. The Sub-        Sub-Adviser: American
Adviser uses an investment strategy it developed to invest in         Century Global Investment
stocks it believes will increase in value over time.                  Management, Inc., Invesco
                                                                      Aim Capital Management, Inc.
                                                                      and Massachusetts Financial
                                                                      Services Company

Seeks capital growth with the potential for current income by         Adviser: VALIC
investing in the common stocks of large-sized U.S. companies          Sub-Adviser: Evergreen
(i.e., companies whose market capitalization falls within the         Investment Management
range tracked in the Russell 1000(R) Index).                          Company, LLC

Seeks to provide long-term growth of capital by investing in          Adviser: VALIC
securities of large-cap companies (i.e., companies whose market       Sub-Adviser: Invesco Aim
capitalization falls within the range tracked in the Russell 1000(R)  Capital Management, Inc. and
Index).                                                               SunAmerica Asset
                                                                      Management Corp.

Seeks to provide growth of capital through investments primarily      Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, are     Sub-Adviser: AIG Global
expected to provide investment results closely corresponding to       Investment Corp.
the performance of the S&P MidCap 400(R) Index.

Seeks long-term capital growth by investing primarily in growth-      Adviser: VALIC
oriented equity securities of U.S. mid-cap companies and, to a        Sub-Adviser: Morgan Stanley
limited extent, foreign companies.                                    Investment Management, Inc.
                                                                      d/b/a Van Kampen and Brazos
                                                                      Capital Management, LP

Seeks liquidity, protection of capital and current income through     Adviser: VALIC
investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                      Asset Management Corp.

Seeks long-term capital growth through investments in the             Adviser: VALIC
stocks that are included in the Nasdaq-100 Index(R). The fund is a    Sub-Adviser: AIG Global
non-diversified fund, meaning that it can invest more than 5% of      Investment Corp.
its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------


  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
Science & Technology Fund      Seeks long-term capital appreciation through investments
                               primarily in the common stocks of companies that are expected to benefit from the development, advancement, and use of
                               science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive           Seeks capital growth by investing in equity securities of small
Growth Fund                    U.S. companies (i.e., companies whose market capitalization falls within the Russell 2000(R) Index).

Small Cap Fund                 Seeks to provide long-term capital growth by investing primarily in the stocks of small companies, with market capitalizations at the time of purchase which fall 1) within or below range of companies in either the current Russell 2000(R) or S&P SmallCap
                               600(R) Indices, or 2) below the three-year average maximum market cap of companies in the index as of December 31 of the three preceding years.

Small Cap Index Fund           Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the
                               Sub-Adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund  Seeks to produce growth of capital by investing primarily in common stocks of small U.S. companies.




Small-Mid Growth Fund          Seeks to achieve its investment goal by investing primarily in stocks of U.S. companies with small and medium market
                               capitalizations that the sub-adviser believes have the potential for above average growth.

Stock Index Fund               Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the
                               S&P 500(R) Index.

Value Fund                     Seeks capital appreciation through investments primarily in common stocks of large U.S. companies, focusing on value
                               stocks that the Sub-Adviser believes are currently undervalued by the market.

VALIC Company II

Aggressive Growth              Seeks growth through investments in a combination of the
Lifestyle Fund                 different funds offered in VALIC Company I and VALIC
                               Company II. The indirect holdings for this fund of funds are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.


                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term capital appreciation through investments              Adviser: VALIC
primarily in the common stocks of companies that are expected         Sub-Adviser: T. Rowe Price
to benefit from the development, advancement, and use of              Associates, Inc., RCM Capital
science and technology. Several industries are likely to be           Management LLC and
included, such as electronics, communications, e-commerce,            Wellington Management
information services, media, life sciences and health care,           Company, LLP
environmental services, chemicals and synthetic materials,
defense and aerospace, nanotechnology, energy equipment and
services and electronic manufacturing.

Seeks capital growth by investing in equity securities of small       Adviser: VALIC
U.S. companies (i.e., companies whose market capitalization falls     Sub-Adviser: Wells Capital
within the Russell 2000(R) Index).                                    Management Incorporated

Seeks to provide long-term capital growth by investing primarily      Adviser: VALIC
in the stocks of small companies, with market capitalizations at      Sub-Adviser: Invesco Aim
the time of purchase which fall 1) within or below range of           Capital Management, Inc.,
companies in either the current Russell 2000(R) or S&P SmallCap       T. Rowe Price Associates, Inc.
600(R) Indices, or 2) below the three-year average maximum            and Bridgeway Capital
market cap of companies in the index as of December 31 of the         Management, Inc.
three preceding years.

Seeks to provide growth of capital through investment primarily       Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, the     Sub-Adviser: AIG Global
Sub-Adviser believes may provide investment results closely           Investment Corp.
corresponding to the performance of the Russell 2000(R) Index.

Seeks to produce growth of capital by investing primarily in          Adviser: VALIC
common stocks of small U.S. companies.                                Sub-Adviser: Evergreen
                                                                      Investment Management
                                                                      Company and Putnam
                                                                      Investment Management, LLC

Seeks to achieve its investment goal by investing primarily in        Adviser: VALIC
stocks of U.S. companies with small and medium market                 Sub-Adviser: Evergreen
capitalizations that the sub-adviser believes have the potential for  Investment Management
above average growth.                                                 Company, LLC

Seeks long-term capital growth through investment in common           Adviser: VALIC
stocks that, as a group, are expected to provide investment           Sub-Adviser: AIG Global
results closely corresponding to the performance of the               Investment Corp.
S&P 500(R) Index.

Seeks capital appreciation through investments primarily in           Adviser: VALIC
common stocks of large U.S. companies, focusing on value              Sub-Adviser:
stocks that the Sub-Adviser believes are currently undervalued by     OppenheimerFunds, Inc.
the market.



Seeks growth through investments in a combination of the              Adviser: VALIC
different funds offered in VALIC Company I and VALIC                  Sub-Adviser: AIG Global
Company II. The indirect holdings for this fund of funds are          Investment Corp.
primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.

--------------------------------------------------------------------------------


   Variable Account Options                             Investment Objective                           Adviser and Sub-Adviser
   ------------------------                             --------------------                           -----------------------
Capital Appreciation Fund       Seeks long-term capital appreciation by investing primarily in a      Adviser: VALIC
                                broadly diversified portfolio of stocks and other equity securities   Sub-Adviser: Bridgeway
                                of U.S. companies.                                                    Capital Management, Inc.

Conservative Growth             Seeks current income and low to moderate growth of capital            Adviser: VALIC
Lifestyle Fund                  through investments in a combination of the different funds           Sub-Adviser: AIG Global
                                offered in VALIC Company I and VALIC Company II. The indirect         Investment Corp.
                                holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                  Seeks the highest possible total return consistent with the           Adviser: VALIC
                                conservation of capital through investments in medium- to high-       Sub-Adviser: AIG Global
                                quality fixed income securities. These securities include             Investment Corp.
                                corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.


High Yield Bond Fund            Seeks the highest possible total return and income consistent         Adviser: VALIC
                                with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                                portfolio of high yielding, high risk fixed income securities. These  Investment Corp.
                                securities are in below-investment-grade junk bonds.

International Small Cap         Seeks to provide long-term capital appreciation through equity        Adviser: VALIC
Equity Fund                     and equity-related securities of small cap companies throughout       Sub-Adviser: AIG Global
                                the world, excluding the U.S.                                         Investment Corp.

Large Cap Value Fund            Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
                                1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
                                Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.
                                Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund             Seeks long-term capital appreciation principally through              Adviser: VALIC
                                investments in medium-capitalization equity securities, such as       Sub-Adviser: Invesco Aim
                                common and preferred stocks and securities convertible into           Capital Management, Inc.
                                common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund              Seeks capital growth, through investment in equity securities of      Adviser: VALIC
                                medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
                                investment approach. Mid-capitalization companies include             Inc. and Wellington
                                companies with a market capitalization equaling or exceeding          Management Company, LLP
                                $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund  Seeks growth and current income through investments in a              Adviser: VALIC
                                combination of the different funds offered in VALIC Company I         Sub-Adviser: AIG Global
                                and VALIC Company II. This fund of funds indirect holdings are        Investment Corp.
                                primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Money Market II Fund            Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                                investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                                                      Asset Management Corp.

--------------------------------------------------------------------------------

Variable Account Options                           Investment Objective                             Adviser and Sub-Adviser
 ------------------------                          --------------------                             -----------------------
Small Cap Growth Fund      Seeks long-term capital growth through investments primarily in        Adviser: VALIC
                           the equity securities of small companies with market caps at the       Sub-Adviser: JPMorgan
                           time of purchase, equal to or less than the largest company in         Investment Management Inc.
                           the Russell 2000(R) Index during most recent 12-month period.

Small Cap Value Fund       Seeks to provide maximum long-term return, consistent with             Adviser: VALIC Sub-Adviser:
                           reasonable risk to principal, by investing primarily in securities of  JPMorgan Investment
                           small-capitalization companies in terms of revenue and/or market       Advisors, Inc.
                           capitalization. Small-cap companies are companies whose
                           market capitalization is equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period.

Socially Responsible Fund  Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
                           in equity securities, of companies which meet the social criteria      Sub-Adviser: AIG Global
                           established for the fund. The fund does not invest in companies        Investment Corp.
                           that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                           production of products that significantly pollute the environment;
                           labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund        Seeks the highest possible total return and income consistent          Adviser: VALIC
                           with conservation of capital through investment in a diversified       Sub-Adviser: AIG Global
                           portfolio of income producing securities. The fund invests in a        Investment Corp.
                           broad range of fixed-income securities, including investment-
                           grade bonds, U.S. government and agency obligations,
                           mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.


A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.


Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                        Initial Subsequent
                      Contract Type     Payment  Payment
                      -------------     ------- ----------
                      Periodic Payment. $   30     $ 30
                      Single Payment... $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

--------------------------------------------------------------------------------


When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).


If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.


Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.


Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may

--------------------------------------------------------------------------------

be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

             Value of Your Fixed Account Options*
         =   (equals)
             All Purchase Payments made to the Fixed Account Options
         +   (plus)
             Amounts transferred from Variable Account Options to the Fixed Account Options
         +   (plus)
             All interest earned
         -   (minus)
             Amounts transferred or withdrawn from Fixed Account
             Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Premium Enhancement Credit

From time to time, VALIC may offer a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria -- 4% Premium Enhancement Credit

Participants. An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools) who opens a new 403(b) or 457(b) Portfolio Director account with VALIC and who is no longer in the free look period. A "new" 403(b) or 457(b) account is an account that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions. A Premium Enhancement of 4% will be paid following the receipt and crediting of "First-Year" contributions made to the new account that are received and credited by VALIC, for a period of one year, beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts. This program is available only to certain 403(b) or 457(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria -- 2% Premium Enhancement Credit

Participants. An "Eligible Participant" is any Participant, new or existing, with a Portfolio Director account in the nonqualified, IRA or K-12 markets. The K-12 market includes educators, administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools.

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Rollover Deposits.  A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

Contracts. This program is available only to Portfolio Director accounts in the nonqualified, IRA or K-12 markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract; or Contracts that are subject to ERISA; or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

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The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                     Maximum                 Maximum
                                      Annual     Initial      Annual
                                    Withdrawal   Minimum    Withdrawal
                                    Percentage  Withdrawal  Percentage
                                      Prior    Period Prior     if
                                      to any      to Any    Extension
          Time of First Withdrawal  Extension   Extension   is Elected
          ------------------------  ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary.......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary.......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary.......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary.......     10        10 Years      10
          On or after the Contract             Life of the
            owner's                               Contract
            65th birthday..........      5           owner*      5

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

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Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
--------------------------------------------------------------------------------



You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com.


During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.


Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.


This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.


Transfers resulting from your participation in the GPS Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

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As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.


We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.
The Fixed Account Options are subject to additional restrictions:

Fixed Account Option            Value         Frequency                            Other Restrictions
--------------------            -----         ---------                            ------------------
Fixed Account Plus:        Up to 20% per     At any time  If you transfer assets from Fixed Account Plus to another investment
                           Participant Year               option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                          Payments.(1)

                           100%              At any time  If Account Value is less than or equal to $500.

Short-Term Fixed Account:  Up to 100%        At any time  After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):      Up to 100%        At any time  Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions


Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.


Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:


  . The date of receipt, if received in our Home Office before Market Close; otherwise,


  .   The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                        % of Account Value                     Frequency
-------------                                        ------------------                     ---------
Variable Payout:                                         Up to 100%                    Once every 365 days
Combination Fixed and Variable Payout:  Up to 100% of money in variable option payout  Once every 365 days
Fixed Payout:                                           Not permitted                          N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges


These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.


Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

--------------------------------------------------------------------------------


  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.


Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.75% to 1.25% of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

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Additionally, under certain circumstances, and at VALIC's sole discretion,
VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.


Other Charges


We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.


Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

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The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

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Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                  Allowed   = (equals)  Your Account Value(1)
                 Surrender                    - (minus)
                   Value                   Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and

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except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                The amount            /        Your Purchase Units
           surrendered from the    (divided  next computed after the
          Variable Account Option    by)       written request for
                 + (plus)                    surrender is received at
           Any surrender charge                  our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code

--------------------------------------------------------------------------------

section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

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(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation
Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982.

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(The effect of this is to potentially shorten the charge period for Purchase
Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process


VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.


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Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or

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product exchanges. Thus, the death benefit may only be calculated for a
Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

             Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments invested in Fixed Account
             Option
         -   (minus)
             Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

             Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments (to Fixed and/or Variable
             Account Options)
         -   (minus)
             Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

         A. 100% of Purchase Payments
         -  (minus)
         B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
         +  (plus)
         C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

--------------------------------------------------------------------------------


       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Other Contract Features
--------------------------------------------------------------------------------

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as

--------------------------------------------------------------------------------

instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.


Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations

--------------------------------------------------------------------------------

might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules may have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

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In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

               TAX         NON-QUALIFIED CONTRACT        TAX-DEFERRED
             ACCOUNT        TAX-DEFERRED ANNUITY           ANNUITY
            ---------      ----------------------        ------------
10 Years     $13,978                $14,716                 $19,621
20 Years      32,762                 36,499                  48,665
30 Years      58,007                 68,743                  91,657



This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.


Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                 Tax-Favored
                                                 Retirement  Taxable
                                                   Program   Account
                                                 ----------- -------
            Annual amount available for savings
              before federal taxes..............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments.................        0    $ (600)
            Net retirement plan
              Purchase Payments.................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject

--------------------------------------------------------------------------------

to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

Financial Statements
--------------------------------------------------------------------------------

Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.



           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----
          General Information...................................   3
          Federal Tax Matters...................................   3
             Economic Growth and Tax Relief Reconciliation Act
               of 2001..........................................   3
             Tax Consequences of Purchase Payments..............   4
             Tax Consequences of Distributions..................   6
             Special Tax Consequences -- Early Distribution.....   8
             Special Tax Consequences --
               Required Distributions...........................   9
             Tax Free Rollovers, Transfers and Exchanges........  10
          Exchange Privilege....................................  11
             Exchanges From Independence Plus Contracts.........  11
             Exchanges From V-Plan Contracts....................  12
             Exchanges From SA-1 and SA-2 Contracts.............  13
             Exchanges From Impact Contracts....................  15
             Exchanges From Compounder Contracts................  16
             Information That May Be Applicable To
               Any Exchange.....................................  16


                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  17
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  19
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  20
             Assumed Investment Rate............................  20
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  21
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  22
          Comments on Financial Statements......................  22


48


         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

--------------------------------------------------------------------------------


Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the

--------------------------------------------------------------------------------


portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals
$108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals
$108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director

For Series 1.10 to 12.10                                            May 1, 2009


Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information, dated May 1, 2009, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------


VALIC Company I Funds               VALIC Company II Funds               Public Funds
Asset Allocation Fund               Aggressive Growth Lifestyle Fund     SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund               Capital Appreciation Fund            SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund         Conservative Growth Lifestyle Fund   Ariel Appreciation Fund
Capital Conservation Fund           Core Bond Fund                       Ariel Fund
Core Equity Fund                    High Yield Bond Fund                 Lou Holland Growth Fund
Core Value Fund                     International Small Cap Equity Fund  Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                  Large Cap Value Fund                 Vanguard Lifestrategy Growth Fund
Global Equity Fund                  Mid Cap Growth Fund                  Vanguard Lifestrategy Moderate Growth Fund
Global Real Estate Fund             Mid Cap Value Fund                   Vanguard Long-Term Investment-Grade Fund
Global Social Awareness Fund        Moderate Growth Lifestyle Fund       Vanguard Long-Term Treasury Fund
Global Strategy Fund                Money Market II Fund                 Vanguard Wellington Fund
Government Securities Fund          Small Cap Growth Fund                Vanguard Windsor II Fund
Growth Fund                         Small Cap Value Fund
Growth & Income Fund                Socially Responsible Fund
Health Sciences Fund                Strategic Bond Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

Table of Contents
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   4

Selected Purchase Unit Data.....................................   8

Highlights......................................................   9

General Information.............................................  11
   About the Contracts..........................................  11
   About VALIC..................................................  11
   American Home Assurance Company..............................  11
   About VALIC Separate Account A...............................  12
   Units of Interest............................................  12
   Distribution of the Contracts................................  12

Fixed and Variable Account Options..............................  12
   Fixed Account Options........................................  13
   Variable Account Options.....................................  13

Purchase Period.................................................  21
   Account Establishment........................................  21
   When Your Account Will Be Credited...........................  22
   Purchase Units...............................................  22
   Calculation of Value for Fixed Account Options...............  22
   Calculation of Value for Variable Account Options............  23
   Premium Enhancement Credit...................................  23
   Stopping Purchase Payments...................................  24
   IncomeLOCK...................................................  24

Transfers Between Investment Options............................  26
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  26
   Communicating Transfer or Reallocation Instructions..........  27
   Effective Date of Transfer...................................  27
   Transfers During the Payout Period...........................  27

Fees and Charges................................................  28
   Account Maintenance Charge...................................  28
   Surrender Charge.............................................  28
       Amount of Surrender Charge...............................  28
       10% Free Withdrawal......................................  28
       Exceptions to Surrender Charge...........................  28
   Premium Tax Charge...........................................  29
   Separate Account Charges.....................................  29
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  29
   Separate Account Expense Reimbursements or Credits...........  30
   Market Value Adjustment ("MVA")..............................  30
   IncomeLOCK...................................................  30
   Other Charges................................................  30

Payout Period...................................................  31
   Fixed Payout.................................................  31
   Assumed Investment Rate......................................  31
   Variable Payout..............................................  31
   Combination Fixed and Variable Payout........................  31
   Partial Annuitization........................................  31
   Payout Date..................................................  31
   Payout Options...............................................  32
   Payout Information...........................................  32


                                                                 Page
                                                                 ----

          Surrender of Account Value............................  33
             When Surrenders Are Allowed........................  33
             Surrender Process..................................  33
             Amount That May Be Surrendered.....................  33
             Surrender Restrictions.............................  33
             Partial Surrenders.................................  34
             Systematic Withdrawals.............................  34
             Distributions Required by Federal Tax Law..........  34
             IncomeLOCK.........................................  34

          Exchange Privilege....................................  36
             Restrictions on Exchange Privilege.................  36
             Taxes and Conversion Costs.........................  36
             Surrender Charges..................................  36
             Exchange Offers for Contracts Other Than
               Portfolio Director...............................  37
             Comparison of Contracts............................  37
             Features of Portfolio Director.....................  37

          Death Benefits........................................  37
             The Process........................................  37
             Beneficiary Information............................  38
                 Spousal Beneficiaries..........................  38
                 Beneficiaries Other Than Spouses...............  38
             Special Information for Individual
               Nonqualified Contracts...........................  38
             During the Purchase Period.........................  38
             Interest Guaranteed Death Benefit..................  38
             Standard Death Benefit.............................  39
             During the Payout Period...........................  39
             IncomeLOCK.........................................  40

          Other Contract Features...............................  40
             Changes That May Not Be Made.......................  40
             Change of Beneficiary..............................  40
             Contingent Owner...................................  40
             Cancellation -- The 20 Day "Free Look".............  40
             We Reserve Certain Rights..........................  41
             Relationship to Employer's Plan....................  41

          Voting Rights.........................................  41
             Who May Give Voting Instructions...................  41
             Determination of Fund Shares Attributable to
               Your Account.....................................  41
                 During the Purchase Period.....................  41
                 During the Payout Period or after a Death
                   Benefit Has Been Paid........................  41
             How Fund Shares Are Voted..........................  41

          Federal Tax Matters...................................  42
             Types of Plans.....................................  42
             Tax Consequences in General........................  42
             Effect of Tax-Deferred Accumulations...............  44

          Legal Proceedings.....................................  45

          Financial Statements..................................  45

          Table of Contents of Statement of
            Additional Information..............................  45

          Appendix to the Prospectus -- IncomeLOCK
            Withdrawal Examples.................................  45

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.


      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.


      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.


      Guided Portfolio Services(R) ("GPS") -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.


      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.
Fee Tables
--------------------------------------------------------------------------------
 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                    5.00%
----------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                          $60
----------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized)  0-3.5%
----------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

--------------------------------------------------------------------------------


 Separate Account Charges


                                                                                           $3.75
                                                                                            per
Variable Account Option Maintenance Charge (1)                                            quarter
--------------------------------------------------------------------------------------------------
                                                                                           Annual
                                                                                          Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)  Account
(as a percentage of assets invested):                                                     Fee (%)
--------------------------------------------------------------------------------------------------
   VALIC Company I (formerly named AIG Retirement Company I)
--------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                0.90
--------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                0.90
--------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                          0.90
--------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                            0.90
--------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                     0.90
--------------------------------------------------------------------------------------------------
       Core Value Fund                                                                      0.90
--------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                   0.90
--------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                   0.90
--------------------------------------------------------------------------------------------------
       Global Real Estate Fund (formerly named Real Estate Fund)                            0.90
--------------------------------------------------------------------------------------------------
       Global Social Awareness Fund                                                         0.90
--------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                 0.90
--------------------------------------------------------------------------------------------------
       Government Securities Fund                                                           0.90
--------------------------------------------------------------------------------------------------
       Growth Fund                                                                          0.90
--------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                 0.90
--------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                 0.90
--------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                             0.90
--------------------------------------------------------------------------------------------------
       International Equities Fund                                                          0.90
--------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                   0.90
--------------------------------------------------------------------------------------------------
       International Growth I Fund                                                          0.90
--------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                  0.90
--------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                            0.90
--------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                   0.90
--------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                        0.90
--------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                  0.90
--------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                             0.90
--------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                            0.90
--------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                     0.90
--------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                       0.90
--------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                 0.90
--------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                        0.90
--------------------------------------------------------------------------------------------------
       Small-Mid Growth Fund                                                                0.90
--------------------------------------------------------------------------------------------------
       Stock Index Fund                                                                     0.90
--------------------------------------------------------------------------------------------------
       Value Fund                                                                           0.90
--------------------------------------------------------------------------------------------------
   VALIC Company II (formerly named AIG Retirement Company II)
--------------------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                                     0.65
--------------------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                            0.65
--------------------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                                   0.65
--------------------------------------------------------------------------------------------------
       Core Bond Fund                                                                       0.65
--------------------------------------------------------------------------------------------------
       High Yield Bond Fund                                                                 0.65
--------------------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                                  0.65
--------------------------------------------------------------------------------------------------
       Large Cap Value Fund                                                                 0.65
--------------------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                                  0.65
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   VALIC Company II (continued)
-----------------------------------------------------------------------------------
       Mid Cap Value Fund                                                      0.65
-----------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                          0.65
-----------------------------------------------------------------------------------
       Money Market II Fund                                                    0.65
-----------------------------------------------------------------------------------
       Small Cap Growth Fund                                                   0.65
-----------------------------------------------------------------------------------
       Small Cap Value Fund                                                    0.65
-----------------------------------------------------------------------------------
       Socially Responsible Fund                                               0.65
-----------------------------------------------------------------------------------
       Strategic Bond Fund                                                     0.65
-----------------------------------------------------------------------------------
   Public Funds
-----------------------------------------------------------------------------------
       SunAmerica 2015 High Watermark Fund, Class I                            1.15
-----------------------------------------------------------------------------------
       SunAmerica 2020 High Watermark Fund, Class I                            1.15
-----------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                 0.90
-----------------------------------------------------------------------------------
       Ariel Fund                                                              0.90
-----------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                 0.90
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares         1.15
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                      1.15
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares             1.15
-----------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares               0.90
-----------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                       0.90
-----------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                               1.15
-----------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                               1.15
-----------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 Optional IncomeLOCK Fee

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                    Fee Period  Annualized Fee Percentage
                    ----------  -------------------------
                    All years   0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.


Total Annual Mutual Fund Operating Expenses                                               Minimum Maximum
---------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                              0.21%  5.04%*
---------------------------------------------------------------------------------------------------------

--------

* This maximum expense amount of 5.04% shown above reflects the expenses of a new mutual fund, which are generally higher than those of established or mature funds. The actual expense incurred by fund shareholders has been reduced due to a contractual agreement with the Fund's Board of Directors that continues through September 30, 2009. The maximum Total Annual Mutual Fund Operating Expense (net of waivers or reimbursements) is 0.95%.

--------------------------------------------------------------------------------

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 1.15%, investment in a Variable Account Option with the highest total expenses (5.04%), and election of the optional IncomeLOCK feature at 0.65%. We have used the required gross amount of 5.04% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                        $1,121 $2,428  $3,686   $6,261


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $680  $2,002  $3,276   $6,261


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $680  $2,002  $3,276   $6,261



The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.65%, investment in a Variable Account Option with the lowest total expenses (0.21%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $559   $782    $990    $1,091


(2) If you annuitize your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $90    $282    $490    $1,091


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $90    $282    $490    $1,091


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


There were no historical Purchase Unit Values as of the date of this prospectus since the Series 1.10 through 12.10 Contracts were not available as of December 31, 2008.

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."


Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.15% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."


IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.


Transfers can be made by calling VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."


Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.


On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 77.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 77.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.


American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

--------------------------------------------------------------------------------


About VALIC Separate Account A


When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account

--------------------------------------------------------------------------------

Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options


Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


      Fixed Account Options                Investment Objective
      ---------------------                --------------------
      Fixed Account Plus          This account provides fixed-return
                                  investment growth for the long-term. It
                                  is credited with interest at rates set
                                  by VALIC. The account is guaranteed to
                                  earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated. Purchase Payments
                                  allocated to a fixed account option
                                  will receive a current rate of
                                  interest. There are limitations on
                                  transfers out of this option. If you
                                  transfer assets from Fixed Account Plus
                                  to another investment option, any
                                  assets transferred back into Fixed
                                  Account Plus within 90 days will
                                  receive a different rate of interest,
                                  than that paid for new Purchase
                                  Payments.

      Short-Term Fixed Account    This account provides fixed-return
                                  investment growth for the short-term.
                                  It is credited with interest at rates
                                  set by VALIC, which may be lower than
                                  the rates credited to Fixed Account
                                  Plus, above. The account is guaranteed
                                  to earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated.

      Multi-Year Enhanced Option  This account is a long-term investment
       ("Multi-Year Option")      option, providing a guaranteed interest
                                  rate for a guaranteed period (three,
                                  five, seven, or ten years) ("MVA
                                  Term"). Please see your Contract for
                                  minimum investment amounts and other
                                  requirements and restrictions. This
                                  option may not be available in all
                                  employee plans or states. All MVA Terms
                                  may not be available. Please see your
                                  financial advisor for information on
                                  the MVA Terms that are currently
                                  offered.


Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.


Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

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The Variable Account Options shown below include a brief description of each
Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.valic.com.


Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.


SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership.



Variable Account Options                          Investment Objective                             Adviser and Sub-Adviser
------------------------                          --------------------                             -----------------------
SunAmerica                Each High Watermark Fund seeks capital appreciation to the extent     Adviser: Trajectory Asset
2015 High Watermark Fund  consistent with preservation of capital investment gains in order to  Management LLC have a net asset value ("NAV") on its Protected Maturity Date at
SunAmerica                least equal to the Protected High Watermark Value. Each High          (SunAmerica Asset
2020 High Watermark Fund  Watermark Fund seeks high total return as a secondary objective.      Management Corp. is the daily
                                                                                                business manager.)
                          If you hold your Variable Investment Option Units until the
                          Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                          Watermark Fund reaching this value, and any extraordinary
                          expenses, and increased by appreciation in share value
                          subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                          The Protected Maturity Date for each High Watermark Fund is:
                          2015 High Watermark Fund            August 31, 2015
                          2020 High Watermark Fund            August 31, 2020

                          If you may need access to your money at any point prior to the
                          Protected Maturity Date, you should consider the
                          appropriateness of investing in the High Watermark Funds.
                          Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                          An investment in the High Watermark Funds may not be
                          appropriate for persons enrolled in GPS, an investment advisory product offered by VALIC Financial Advisors, Inc.

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
    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
Ariel Appreciation Fund -- a      Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust  stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy             Seeks to provide current income and low to moderate capital
Conservative Growth Fund          appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                  term fixed income investments, and 40% to common stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy             Seeks to provide capital appreciation and some current income.
Growth Fund                       This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                  The fund's indirect stock holdings consist substantially of large-
                                  cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                  stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                  government, agency, and investment-grade corporate bonds,
                                  as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy             Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund              level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                  holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-
                                  backed securities.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Investment-Grade Fund             by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Treasury Fund                     by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations           Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in         Adviser: Ariel Capital
the stocks of small companies with a market capitalization             Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt      Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will         Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital            The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard     investment adviser. Instead,
mutual funds according to a fixed formula that typically results       the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
term fixed income investments, and 40% to common stocks.               fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,     underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.         The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds      investment adviser. Instead,
according to a fixed formula that typically results in an allocation   the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.              decides how to allocate the
The fund's indirect stock holdings consist substantially of large-     fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.        underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate            The fund does not employ an
level of current income. This is a fund of funds, investing in         investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that          the fund's Board of Trustees
typically results in an allocation of about 60% of assets to           decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock              fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a      underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income        Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,     Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income        Adviser: The Vanguard Group
by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

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
 Variable Account Options                           Investment Objective                           Adviser and Sub-Adviser
  ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund     Seeks to provide long-term capital appreciation and reasonable      Adviser: Wellington
                             current income by investing in dividend-paying, and, to a lesser    Management Company, LLP
                             extent, non-dividend-paying common stocks of established
                             medium- and large-sized companies. In choosing these
                             companies, the Adviser seeks those that appear to be
                             undervalued but which have prospects to improve. The fund
                             also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                             mortgage-backed securities.

Vanguard Windsor II Fund     Seeks to provide long-term capital appreciation and income. The     Advisers: Armstrong, Shaw
                             fund invests mainly in large- and mid-sized companies whose         Associates, Inc.; Barrow,
                             stocks are considered by an adviser to be undervalued.              Hanley, Mewhinney &
                                                                                                 Strauss, Inc.; Hotchkis and
                                                                                                 Wiley Capital Management,
                                                                                                 LLC; Lazard Asset
                                                                                                 Management, LLC; and The
                                                                                                 Vanguard Group

VALIC Company I

Asset Allocation Fund        Seeks maximum aggregate rate of return over the long term           Adviser: VALIC
                             through controlled investment risk by adjusting its investment      Sub-Adviser: AIG Global
                             mix among stocks, long-term debt securities and short-term          Investment Corp.
                             money market securities.

Blue Chip Growth Fund        Seeks long-term capital growth by investing in the common           Adviser: VALIC
                             stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                             Income is a secondary objective.                                    Associates, Inc.

Broad Cap Value Income Fund  Seeks total return through capital appreciation with income as a    Adviser: VALIC
                             secondary objective by investing primarily in equity securities of  Sub-Adviser: Barrow, Hanley,
                             U.S. large- and medium-capitalization companies that are            Mewhinney & Straus, Inc.
                             undervalued.

Capital Conservation Fund    Seeks the highest possible total return consistent with the         Adviser: VALIC
                             preservation of capital through current income and capital gains    Sub-Adviser: AIG Global
                             on investments in intermediate- and long-term debt instruments      Investment Corp.
                             and other income producing securities.

Core Equity Fund             Seeks long-term growth of capital through investment primarily      Adviser: VALIC
                             in the equity securities of large-cap quality companies with long-  Sub-Adviser: BlackRock
                             term growth potential.                                              Investment Management, LLC

Core Value Fund              Seeks capital growth by investing in common stocks, though the      Adviser: VALIC
                             fund may invest in securities other than stocks. Income is a        Sub-Adviser: American
                             secondary objective. Two investment strategies will be utilized.    Century Investment
                             Half of the assets will be managed by employing a quantitative      Management, Inc.
                             income and growth investment strategy, while the remainder of the assets will be managed using a large company value
                             investment strategy. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                             S&P 500(R) Index.

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
  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
Foreign Value Fund             Seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Global Equity Fund             Seeks capital appreciation by investing primarily in mid-cap and large-cap companies with market capitalizations in excess of
                               $1 billion, although it can invest in companies of any size.

Global Real Estate Fund        Seeks high total return through long-term growth of capital and
(formerly Real Estate Fund)    current income by investing primarily in a diversified portfolio of equity investments in real estate and real estate-related
                               companies.


Global Social Awareness Fund   Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the fund. The fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe,
                               Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                               operations in countries with significant human rights concerns.

Global Strategy Fund           Seeks high total return by investing in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money
                               market instruments.

Government Securities Fund     Seeks high current income and protection of capital through investments in intermediate- and long-term U.S. government and government-sponsored debt securities.

Growth Fund                    Seeks long-term capital growth by using distinct investment strategies: a growth strategy (investing primarily in larger sized
                               U.S. companies); a disciplined growth strategy utilizing
                               quantitative management techniques; and a global growth
                               strategy (investing primarily in equity securities of issuers located in developed countries world-wide including the U.S.).

Growth & Income Fund           Seeks to provide long-term growth of capital and secondarily, current income, through investment in common stocks and
                               equity-related securities.

Health Sciences Fund           Seeks long-term capital growth through investments primarily in the common stocks of companies engaged in the research,
                               development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Inflation Protected Fund       Seeks maximum real return, consistent with appreciation of capital and prudent investment management. The fund invests in inflation-indexed fixed income securities issued by U.S. and non-
                               U.S. governments and corporations.


                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term growth of capital by investing primarily in equity     Adviser: VALIC
securities of companies located outside the U.S., including            Sub-Adviser: Templeton
emerging markets.                                                      Global Advisors Limited

Seeks capital appreciation by investing primarily in mid-cap and       Adviser: VALIC
large-cap companies with market capitalizations in excess of           Sub-Adviser: Putnam
$1 billion, although it can invest in companies of any size.           Investment Management, LLC

Seeks high total return through long-term growth of capital and        Adviser: VALIC
current income by investing primarily in a diversified portfolio of    Sub-Adviser: Invesco Aim
equity investments in real estate and real estate-related              Capital Management, Inc. and
companies.                                                             Goldman Sachs Asset
                                                                       Management, L.P.

Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
in common stocks, in companies which meet the social criteria          Sub-Adviser: AIG Global
established for the fund. The fund will typically invest in stocks of  Investment Corp.
large capitalization companies domiciled in the U.S., Europe,
Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco
products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
operations in countries with significant human rights concerns.

Seeks high total return by investing in equity securities of           Adviser: VALIC
companies in any country, fixed income (debt) securities of            Sub-Adviser: Franklin
companies and governments of any country, and in money                 Advisers, Inc. and Templeton
market instruments.                                                    Investment Counsel, LLC

Seeks high current income and protection of capital through            Adviser: VALIC
investments in intermediate- and long-term U.S. government and         Sub-Advisers: AIG Global
government-sponsored debt securities.                                  Investment Corp.

Seeks long-term capital growth by using distinct investment            Adviser: VALIC
strategies: a growth strategy (investing primarily in larger sized     Sub-Advisers: American
U.S. companies); a disciplined growth strategy utilizing               Century Global Investment
quantitative management techniques; and a global growth                Management, Inc. and
strategy (investing primarily in equity securities of issuers          American Century Investment
located in developed countries world-wide including the U.S.).         Management, Inc.

Seeks to provide long-term growth of capital and secondarily,          Adviser: VALIC
current income, through investment in common stocks and                Sub-Adviser: SunAmerica
equity-related securities.                                             Asset Management Corp.

Seeks long-term capital growth through investments primarily in        Adviser: VALIC
the common stocks of companies engaged in the research,                Sub-Adviser: T. Rowe Price
development, production, or distribution of products or services       Associates, Inc.
related to health care, medicine, or the life sciences.

Seeks maximum real return, consistent with appreciation of             Adviser: VALIC
capital and prudent investment management. The fund invests in         Sub-Adviser: AIG Global
inflation-indexed fixed income securities issued by U.S. and non-      Investment Corp.
U.S. governments and corporations.

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
  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
International Equities Fund    Seeks to provide long-term growth of capital through
                               investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, the
                               Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                               International, Europe, Australasia and the Far East Index.

International Government       Seeks high current income through investments primarily in
Bond Fund                      investment grade debt securities issued or guaranteed by foreign governments. This fund is classified as "non-diversified" because it expects to concentrate in certain foreign government
                               securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund    Seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries. The Sub-
                               Adviser uses an investment strategy it developed to invest in stocks it believes will increase in value over time.




Large Cap Core Fund            Seeks capital growth with the potential for current income by investing in the common stocks of large-sized U.S. companies
                               (i.e., companies whose market capitalization falls within the range tracked in the Russell 1000(R) Index).

Large Capital Growth Fund      Seeks to provide long-term growth of capital by investing in securities of large-cap companies (i.e., companies whose market capitalization falls within the range tracked in the Russell 1000(R)
                               Index).


Mid Cap Index Fund             Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund  Seeks long-term capital growth by investing primarily in growth-
                               oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies.



Money Market I Fund            Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Nasdaq-100(R) Index Fund       Seeks long-term capital growth through investments in the
                               stocks that are included in the Nasdaq-100 Index(R). The fund is a non-diversified fund, meaning that it can invest more than 5% of its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.


                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------
Seeks to provide long-term growth of capital through                  Adviser: VALIC
investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
equity-related securities of foreign issuers that, as a group, the    Investment Corp.
Sub-Adviser believes may provide investment results closely
corresponding to the performance of the Morgan Stanley Capital
International, Europe, Australasia and the Far East Index.

Seeks high current income through investments primarily in            Adviser: VALIC
investment grade debt securities issued or guaranteed by foreign      Sub-Adviser: AIG Global
governments. This fund is classified as "non-diversified" because     Investment Corp.
it expects to concentrate in certain foreign government
securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

Seeks capital growth through investments primarily in equity          Adviser: VALIC
securities of issuers in developed foreign countries. The Sub-        Sub-Adviser: American
Adviser uses an investment strategy it developed to invest in         Century Global Investment
stocks it believes will increase in value over time.                  Management, Inc., Invesco
                                                                      Aim Capital Management, Inc.
                                                                      and Massachusetts Financial
                                                                      Services Company

Seeks capital growth with the potential for current income by         Adviser: VALIC
investing in the common stocks of large-sized U.S. companies          Sub-Adviser: Evergreen
(i.e., companies whose market capitalization falls within the         Investment Management
range tracked in the Russell 1000(R) Index).                          Company, LLC

Seeks to provide long-term growth of capital by investing in          Adviser: VALIC
securities of large-cap companies (i.e., companies whose market       Sub-Adviser: Invesco Aim
capitalization falls within the range tracked in the Russell 1000(R)  Capital Management, Inc. and
Index).                                                               SunAmerica Asset
                                                                      Management Corp.

Seeks to provide growth of capital through investments primarily      Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, are     Sub-Adviser: AIG Global
expected to provide investment results closely corresponding to       Investment Corp.
the performance of the S&P MidCap 400(R) Index.

Seeks long-term capital growth by investing primarily in growth-      Adviser: VALIC
oriented equity securities of U.S. mid-cap companies and, to a        Sub-Adviser: Morgan Stanley
limited extent, foreign companies.                                    Investment Management, Inc.
                                                                      d/b/a Van Kampen and Brazos
                                                                      Capital Management, LP

Seeks liquidity, protection of capital and current income through     Adviser: VALIC
investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                      Asset Management Corp.

Seeks long-term capital growth through investments in the             Adviser: VALIC
stocks that are included in the Nasdaq-100 Index(R). The fund is a    Sub-Adviser: AIG Global
non-diversified fund, meaning that it can invest more than 5% of      Investment Corp.
its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------


  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
Science & Technology Fund      Seeks long-term capital appreciation through investments
                               primarily in the common stocks of companies that are expected to benefit from the development, advancement, and use of
                               science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive           Seeks capital growth by investing in equity securities of small
Growth Fund                    U.S. companies (i.e., companies whose market capitalization falls within the Russell 2000(R) Index).

Small Cap Fund                 Seeks to provide long-term capital growth by investing primarily in the stocks of small companies, with market capitalizations at the time of purchase which fall 1) within or below range of companies in either the current Russell 2000(R) or S&P SmallCap
                               600(R) Indices, or 2) below the three-year average maximum market cap of companies in the index as of December 31 of the three preceding years.

Small Cap Index Fund           Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the
                               Sub-Adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund  Seeks to produce growth of capital by investing primarily in common stocks of small U.S. companies.




Small-Mid Growth Fund          Seeks to achieve its investment goal by investing primarily in stocks of U.S. companies with small and medium market
                               capitalizations that the sub-adviser believes have the potential for above average growth.

Stock Index Fund               Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the
                               S&P 500(R) Index.

Value Fund                     Seeks capital appreciation through investments primarily in common stocks of large U.S. companies, focusing on value
                               stocks that the Sub-Adviser believes are currently undervalued by the market.

VALIC Company II

Aggressive Growth              Seeks growth through investments in a combination of the
Lifestyle Fund                 different funds offered in VALIC Company I and VALIC
                               Company II. The indirect holdings for this fund of funds are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.


                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term capital appreciation through investments              Adviser: VALIC
primarily in the common stocks of companies that are expected         Sub-Adviser: T. Rowe Price
to benefit from the development, advancement, and use of              Associates, Inc., RCM Capital
science and technology. Several industries are likely to be           Management LLC and
included, such as electronics, communications, e-commerce,            Wellington Management
information services, media, life sciences and health care,           Company, LLP
environmental services, chemicals and synthetic materials,
defense and aerospace, nanotechnology, energy equipment and
services and electronic manufacturing.

Seeks capital growth by investing in equity securities of small       Adviser: VALIC
U.S. companies (i.e., companies whose market capitalization falls     Sub-Adviser: Wells Capital
within the Russell 2000(R) Index).                                    Management Incorporated

Seeks to provide long-term capital growth by investing primarily      Adviser: VALIC
in the stocks of small companies, with market capitalizations at      Sub-Adviser: Invesco Aim
the time of purchase which fall 1) within or below range of           Capital Management, Inc.,
companies in either the current Russell 2000(R) or S&P SmallCap       T. Rowe Price Associates, Inc.
600(R) Indices, or 2) below the three-year average maximum            and Bridgeway Capital
market cap of companies in the index as of December 31 of the         Management, Inc.
three preceding years.

Seeks to provide growth of capital through investment primarily       Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, the     Sub-Adviser: AIG Global
Sub-Adviser believes may provide investment results closely           Investment Corp.
corresponding to the performance of the Russell 2000(R) Index.

Seeks to produce growth of capital by investing primarily in          Adviser: VALIC
common stocks of small U.S. companies.                                Sub-Adviser: Evergreen
                                                                      Investment Management
                                                                      Company and Putnam
                                                                      Investment Management, LLC

Seeks to achieve its investment goal by investing primarily in        Adviser: VALIC
stocks of U.S. companies with small and medium market                 Sub-Adviser: Evergreen
capitalizations that the sub-adviser believes have the potential for  Investment Management
above average growth.                                                 Company, LLC

Seeks long-term capital growth through investment in common           Adviser: VALIC
stocks that, as a group, are expected to provide investment           Sub-Adviser: AIG Global
results closely corresponding to the performance of the               Investment Corp.
S&P 500(R) Index.

Seeks capital appreciation through investments primarily in           Adviser: VALIC
common stocks of large U.S. companies, focusing on value              Sub-Adviser:
stocks that the Sub-Adviser believes are currently undervalued by     OppenheimerFunds, Inc.
the market.



Seeks growth through investments in a combination of the              Adviser: VALIC
different funds offered in VALIC Company I and VALIC                  Sub-Adviser: AIG Global
Company II. The indirect holdings for this fund of funds are          Investment Corp.
primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.

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
   Variable Account Options                             Investment Objective                           Adviser and Sub-Adviser
   ------------------------                             --------------------                           -----------------------
Capital Appreciation Fund       Seeks long-term capital appreciation by investing primarily in a      Adviser: VALIC
                                broadly diversified portfolio of stocks and other equity securities   Sub-Adviser: Bridgeway
                                of U.S. companies.                                                    Capital Management, Inc.

Conservative Growth             Seeks current income and low to moderate growth of capital            Adviser: VALIC
Lifestyle Fund                  through investments in a combination of the different funds           Sub-Adviser: AIG Global
                                offered in VALIC Company I and VALIC Company II. The indirect         Investment Corp.
                                holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                  Seeks the highest possible total return consistent with the           Adviser: VALIC
                                conservation of capital through investments in medium- to high-       Sub-Adviser: AIG Global
                                quality fixed income securities. These securities include             Investment Corp.
                                corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.


High Yield Bond Fund            Seeks the highest possible total return and income consistent         Adviser: VALIC
                                with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                                portfolio of high yielding, high risk fixed income securities. These  Investment Corp.
                                securities are in below-investment-grade junk bonds.

International Small Cap         Seeks to provide long-term capital appreciation through equity        Adviser: VALIC
Equity Fund                     and equity-related securities of small cap companies throughout       Sub-Adviser: AIG Global
                                the world, excluding the U.S.                                         Investment Corp.

Large Cap Value Fund            Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
                                1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
                                Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.
                                Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund             Seeks long-term capital appreciation principally through              Adviser: VALIC
                                investments in medium-capitalization equity securities, such as       Sub-Adviser: Invesco Aim
                                common and preferred stocks and securities convertible into           Capital Management, Inc.
                                common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund              Seeks capital growth, through investment in equity securities of      Adviser: VALIC
                                medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
                                investment approach. Mid-capitalization companies include             Inc. and Wellington
                                companies with a market capitalization equaling or exceeding          Management Company, LLP
                                $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund  Seeks growth and current income through investments in a              Adviser: VALIC
                                combination of the different funds offered in VALIC Company I         Sub-Adviser: AIG Global
                                and VALIC Company II. This fund of funds indirect holdings are        Investment Corp.
                                primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Money Market II Fund            Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                                investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                                                      Asset Management Corp.

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
Variable Account Options                           Investment Objective                             Adviser and Sub-Adviser
 ------------------------                          --------------------                             -----------------------
Small Cap Growth Fund      Seeks long-term capital growth through investments primarily in        Adviser: VALIC
                           the equity securities of small companies with market caps at the       Sub-Adviser: JPMorgan
                           time of purchase, equal to or less than the largest company in         Investment Management Inc.
                           the Russell 2000(R) Index during most recent 12-month period.

Small Cap Value Fund       Seeks to provide maximum long-term return, consistent with             Adviser: VALIC Sub-Adviser:
                           reasonable risk to principal, by investing primarily in securities of  JPMorgan Investment
                           small-capitalization companies in terms of revenue and/or market       Advisors, Inc.
                           capitalization. Small-cap companies are companies whose
                           market capitalization is equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period.

Socially Responsible Fund  Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
                           in equity securities, of companies which meet the social criteria      Sub-Adviser: AIG Global
                           established for the fund. The fund does not invest in companies        Investment Corp.
                           that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                           production of products that significantly pollute the environment;
                           labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund        Seeks the highest possible total return and income consistent          Adviser: VALIC
                           with conservation of capital through investment in a diversified       Sub-Adviser: AIG Global
                           portfolio of income producing securities. The fund invests in a        Investment Corp.
                           broad range of fixed-income securities, including investment-
                           grade bonds, U.S. government and agency obligations,
                           mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.


A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.


Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                        Initial Subsequent
                      Contract Type     Payment  Payment
                      -------------     ------- ----------
                      Periodic Payment. $   30     $ 30
                      Single Payment... $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

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When an initial Purchase Payment is accompanied by an application, within 2
Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).


If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.


Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.


Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may

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be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

             Value of Your Fixed Account Options*
         =   (equals)
             All Purchase Payments made to the Fixed Account Options
         +   (plus)
             Amounts transferred from Variable Account Options to the Fixed Account Options
         +   (plus)
             All interest earned
         -   (minus)
             Amounts transferred or withdrawn from Fixed Account
             Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Premium Enhancement Credit

From time to time, VALIC may offer a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria -- 4% Premium Enhancement Credit

Participants. An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools) who opens a new 403(b) or 457(b) Portfolio Director account with VALIC and who is no longer in the free look period. A "new" 403(b) or 457(b) account is an account that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions. A Premium Enhancement of 4% will be paid following the receipt and crediting of "First-Year" contributions made to the new account that are received and credited by VALIC, for a period of one year, beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts. This program is available only to certain 403(b) or 457(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria -- 2% Premium Enhancement Credit

Participants. An "Eligible Participant" is any Participant, new or existing, with a Portfolio Director account in the nonqualified, IRA or K-12 markets. The K-12 market includes educators, administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools.

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Rollover Deposits.  A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

Contracts. This program is available only to Portfolio Director accounts in the nonqualified, IRA or K-12 markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract; or Contracts that are subject to ERISA; or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

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The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                     Maximum                 Maximum
                                      Annual     Initial      Annual
                                    Withdrawal   Minimum    Withdrawal
                                    Percentage  Withdrawal  Percentage
                                      Prior    Period Prior     if
                                      to any      to Any    Extension
          Time of First Withdrawal  Extension   Extension   is Elected
          ------------------------  ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary.......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary.......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary.......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary.......     10        10 Years      10
          On or after the Contract             Life of the
            owner's                               Contract
            65th birthday..........      5           owner*      5

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

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Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
--------------------------------------------------------------------------------



You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com.


During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.


Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.


This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.


Transfers resulting from your participation in the GPS Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

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As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.


We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.
The Fixed Account Options are subject to additional restrictions:

Fixed Account Option            Value         Frequency                            Other Restrictions
--------------------            -----         ---------                            ------------------
Fixed Account Plus:        Up to 20% per     At any time  If you transfer assets from Fixed Account Plus to another investment
                           Participant Year               option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                          Payments.(1)

                           100%              At any time  If Account Value is less than or equal to $500.

Short-Term Fixed Account:  Up to 100%        At any time  After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):      Up to 100%        At any time  Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions


Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.


Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:


  . The date of receipt, if received in our Home Office before Market Close; otherwise,


  .   The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                        % of Account Value                     Frequency
-------------                                        ------------------                     ---------
Variable Payout:                                         Up to 100%                    Once every 365 days
Combination Fixed and Variable Payout:  Up to 100% of money in variable option payout  Once every 365 days
Fixed Payout:                                           Not permitted                          N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges


These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.


Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

--------------------------------------------------------------------------------


  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.


Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges


The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.65% to 1.15% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

--------------------------------------------------------------------------------


Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.


Other Charges


We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.


Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

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The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

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Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                  Allowed   = (equals)  Your Account Value(1)
                 Surrender                    - (minus)
                   Value                   Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and

                                                                             33

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except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                The amount            /        Your Purchase Units
           surrendered from the    (divided  next computed after the
          Variable Account Option    by)       written request for
                 + (plus)                    surrender is received at
           Any surrender charge                  our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code

34

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section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

                                                                             35

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(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation
Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982.

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

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(The effect of this is to potentially shorten the charge period for Purchase
Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process


VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.


                                                                             37

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Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or

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product exchanges. Thus, the death benefit may only be calculated for a
Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

             Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments invested in Fixed Account
             Option
         -   (minus)
             Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

             Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments (to Fixed and/or Variable
             Account Options)
         -   (minus)
             Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

         A. 100% of Purchase Payments
         -  (minus)
         B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
         +  (plus)
         C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

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       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Other Contract Features
--------------------------------------------------------------------------------

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as

--------------------------------------------------------------------------------

instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.


Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations

--------------------------------------------------------------------------------

might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules may have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

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In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

               TAX         NON-QUALIFIED CONTRACT        TAX-DEFERRED
             ACCOUNT        TAX-DEFERRED ANNUITY           ANNUITY
            ---------      ----------------------        ------------
10 Years     $13,978                $14,716                 $19,621
20 Years      32,762                 36,499                  48,665
30 Years      58,007                 68,743                  91,657



This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.


Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                 Tax-Favored
                                                 Retirement  Taxable
                                                   Program   Account
                                                 ----------- -------
            Annual amount available for savings
              before federal taxes..............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments.................        0    $ (600)
            Net retirement plan
              Purchase Payments.................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject

--------------------------------------------------------------------------------

to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

Financial Statements
--------------------------------------------------------------------------------

Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.



           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----
          General Information...................................   3
          Federal Tax Matters...................................   3
             Economic Growth and Tax Relief Reconciliation Act
               of 2001..........................................   3
             Tax Consequences of Purchase Payments..............   4
             Tax Consequences of Distributions..................   6
             Special Tax Consequences -- Early Distribution.....   8
             Special Tax Consequences --
               Required Distributions...........................   9
             Tax Free Rollovers, Transfers and Exchanges........  10
          Exchange Privilege....................................  11
             Exchanges From Independence Plus Contracts.........  11
             Exchanges From V-Plan Contracts....................  12
             Exchanges From SA-1 and SA-2 Contracts.............  13
             Exchanges From Impact Contracts....................  15
             Exchanges From Compounder Contracts................  16
             Information That May Be Applicable To
               Any Exchange.....................................  16


                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  17
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  19
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  20
             Assumed Investment Rate............................  20
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  21
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  22
          Comments on Financial Statements......................  22


         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

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Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the

--------------------------------------------------------------------------------


portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals
$108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals
$108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.


--------------------------------------------------------------------------------

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director

For Series 1.20 to 13.20                                            May 1, 2009


Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information, dated May 1, 2009, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------


VALIC Company I Funds               VALIC Company II Funds               Public Funds
Asset Allocation Fund               Aggressive Growth Lifestyle Fund     SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund               Capital Appreciation Fund            SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund         Conservative Growth Lifestyle Fund   Ariel Appreciation Fund
Capital Conservation Fund           Core Bond Fund                       Ariel Fund
Core Equity Fund                    High Yield Bond Fund                 Lou Holland Growth Fund
Core Value Fund                     International Small Cap Equity Fund  Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                  Large Cap Value Fund                 Vanguard Lifestrategy Growth Fund
Global Equity Fund                  Mid Cap Growth Fund                  Vanguard Lifestrategy Moderate Growth Fund
Global Real Estate Fund             Mid Cap Value Fund                   Vanguard Long-Term Investment-Grade Fund
Global Social Awareness Fund        Moderate Growth Lifestyle Fund       Vanguard Long-Term Treasury Fund
Global Strategy Fund                Money Market II Fund                 Vanguard Wellington Fund
Government Securities Fund          Small Cap Growth Fund                Vanguard Windsor II Fund
Growth Fund                         Small Cap Value Fund
Growth & Income Fund                Socially Responsible Fund
Health Sciences Fund                Strategic Bond Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

Table of Contents
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   4

Selected Purchase Unit Data.....................................   8

Highlights......................................................  12

General Information.............................................  14
   About the Contracts..........................................  14
   About VALIC..................................................  14
   American Home Assurance Company..............................  14
   About VALIC Separate Account A...............................  15
   Units of Interest............................................  15
   Distribution of the Contracts................................  15

Fixed and Variable Account Options..............................  15
   Fixed Account Options........................................  16
   Variable Account Options.....................................  16

Purchase Period.................................................  24
   Account Establishment........................................  24
   When Your Account Will Be Credited...........................  25
   Purchase Units...............................................  25
   Calculation of Value for Fixed Account Options...............  25
   Calculation of Value for Variable Account Options............  26
   Premium Enhancement Credit...................................  26
   Stopping Purchase Payments...................................  27
   IncomeLOCK...................................................  27

Transfers Between Investment Options............................  29
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  29
   Communicating Transfer or Reallocation Instructions..........  30
   Effective Date of Transfer...................................  30
   Transfers During the Payout Period...........................  30

Fees and Charges................................................  31
   Account Maintenance Charge...................................  31
   Surrender Charge.............................................  31
       Amount of Surrender Charge...............................  31
       10% Free Withdrawal......................................  31
       Exceptions to Surrender Charge...........................  31
   Premium Tax Charge...........................................  32
   Separate Account Charges.....................................  32
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  32
   Separate Account Expense Reimbursements or Credits...........  33
   Market Value Adjustment ("MVA")..............................  33
   IncomeLOCK...................................................  33
   Other Charges................................................  33

Payout Period...................................................  34
   Fixed Payout.................................................  34
   Assumed Investment Rate......................................  34
   Variable Payout..............................................  34
   Combination Fixed and Variable Payout........................  34
   Partial Annuitization........................................  34
   Payout Date..................................................  34
   Payout Options...............................................  35
   Payout Information...........................................  35


                                                                 Page
                                                                 ----

          Surrender of Account Value............................  36
             When Surrenders Are Allowed........................  36
             Surrender Process..................................  36
             Amount That May Be Surrendered.....................  36
             Surrender Restrictions.............................  36
             Partial Surrenders.................................  37
             Systematic Withdrawals.............................  37
             Distributions Required by Federal Tax Law..........  37
             IncomeLOCK.........................................  37

          Exchange Privilege....................................  39
             Restrictions on Exchange Privilege.................  39
             Taxes and Conversion Costs.........................  39
             Surrender Charges..................................  39
             Exchange Offers for Contracts Other Than
               Portfolio Director...............................  40
             Comparison of Contracts............................  40
             Features of Portfolio Director.....................  40

          Death Benefits........................................  40
             The Process........................................  40
             Beneficiary Information............................  41
                 Spousal Beneficiaries..........................  41
                 Beneficiaries Other Than Spouses...............  41
             Special Information for Individual
               Nonqualified Contracts...........................  41
             During the Purchase Period.........................  41
             Interest Guaranteed Death Benefit..................  41
             Standard Death Benefit.............................  42
             During the Payout Period...........................  42
             IncomeLOCK.........................................  43

          Other Contract Features...............................  43
             Changes That May Not Be Made.......................  43
             Change of Beneficiary..............................  43
             Contingent Owner...................................  43
             Cancellation -- The 20 Day "Free Look".............  43
             We Reserve Certain Rights..........................  44
             Relationship to Employer's Plan....................  44

          Voting Rights.........................................  44
             Who May Give Voting Instructions...................  44
             Determination of Fund Shares Attributable to
               Your Account.....................................  44
                 During the Purchase Period.....................  44
                 During the Payout Period or after a Death
                   Benefit Has Been Paid........................  44
             How Fund Shares Are Voted..........................  44

          Federal Tax Matters...................................  45
             Types of Plans.....................................  45
             Tax Consequences in General........................  45
             Effect of Tax-Deferred Accumulations...............  47

          Legal Proceedings.....................................  48

          Financial Statements..................................  48

          Table of Contents of Statement of
            Additional Information..............................  48

          Appendix to the Prospectus -- IncomeLOCK
            Withdrawal Examples.................................  48

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.


      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.


      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.


      Guided Portfolio Services(R) ("GPS") -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.


      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.
Fee Tables
--------------------------------------------------------------------------------
 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                    5.00%
----------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                          $60
----------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized)  0-3.5%
----------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

--------------------------------------------------------------------------------


 Separate Account Charges


                                                                                           $3.75
                                                                                            per
Variable Account Option Maintenance Charge (1)                                            quarter
--------------------------------------------------------------------------------------------------
                                                                                           Annual
                                                                                          Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)  Account
(as a percentage of assets invested):                                                     Fee (%)
--------------------------------------------------------------------------------------------------
   VALIC Company I (formerly named AIG Retirement Company I)
--------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                0.80
--------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                0.80
--------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                          0.80
--------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                            0.80
--------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                     0.80
--------------------------------------------------------------------------------------------------
       Core Value Fund                                                                      0.80
--------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                   0.80
--------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                   0.80
--------------------------------------------------------------------------------------------------
       Global Real Estate Fund (formerly named Real Estate Fund)                            0.80
--------------------------------------------------------------------------------------------------
       Global Social Awareness Fund                                                         0.80
--------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                 0.80
--------------------------------------------------------------------------------------------------
       Government Securities Fund                                                           0.80
--------------------------------------------------------------------------------------------------
       Growth Fund                                                                          0.80
--------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                 0.80
--------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                 0.80
--------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                             0.80
--------------------------------------------------------------------------------------------------
       International Equities Fund                                                          0.80
--------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                   0.80
--------------------------------------------------------------------------------------------------
       International Growth I Fund                                                          0.80
--------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                  0.80
--------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                            0.80
--------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                   0.80
--------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                        0.80
--------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                  0.80
--------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                             0.80
--------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                            0.80
--------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                     0.80
--------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                       0.80
--------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                 0.80
--------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                        0.80
--------------------------------------------------------------------------------------------------
       Small-Mid Growth Fund                                                                0.80
--------------------------------------------------------------------------------------------------
       Stock Index Fund                                                                     0.80
--------------------------------------------------------------------------------------------------
       Value Fund                                                                           0.80
--------------------------------------------------------------------------------------------------
   VALIC Company II (formerly named AIG Retirement Company II)
--------------------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                                     0.55
--------------------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                            0.55
--------------------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                                   0.55
--------------------------------------------------------------------------------------------------
       Core Bond Fund                                                                       0.55
--------------------------------------------------------------------------------------------------
       High Yield Bond Fund                                                                 0.55
--------------------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                                  0.55
--------------------------------------------------------------------------------------------------
       Large Cap Value Fund                                                                 0.55
--------------------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                                  0.55
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   VALIC Company II (continued)
-----------------------------------------------------------------------------------
       Mid Cap Value Fund                                                      0.55
-----------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                          0.55
-----------------------------------------------------------------------------------
       Money Market II Fund                                                    0.55
-----------------------------------------------------------------------------------
       Small Cap Growth Fund                                                   0.55
-----------------------------------------------------------------------------------
       Small Cap Value Fund                                                    0.55
-----------------------------------------------------------------------------------
       Socially Responsible Fund                                               0.55
-----------------------------------------------------------------------------------
       Strategic Bond Fund                                                     0.55
-----------------------------------------------------------------------------------
   Public Funds
-----------------------------------------------------------------------------------
       SunAmerica 2015 High Watermark Fund, Class I                            1.05
-----------------------------------------------------------------------------------
       SunAmerica 2020 High Watermark Fund, Class I                            1.05
-----------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                 0.80
-----------------------------------------------------------------------------------
       Ariel Fund                                                              0.80
-----------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                 0.80
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares         1.05
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                      1.05
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares             1.05
-----------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares               0.80
-----------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                       0.80
-----------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                               1.05
-----------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                               1.05
-----------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 Optional IncomeLOCK Fee

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                    Fee Period  Annualized Fee Percentage
                    ----------  -------------------------
                    All years   0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.


Total Annual Mutual Fund Operating Expenses                                               Minimum Maximum
---------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                              0.21%  5.04%*
---------------------------------------------------------------------------------------------------------

--------

* This maximum expense amount of 5.04% shown above reflects the expenses of a new mutual fund, which are generally higher than those of established or mature funds. The actual expense incurred by fund shareholders has been reduced due to a contractual agreement with the Fund's Board of Directors that continues through September 30, 2009. The maximum Total Annual Mutual Fund Operating Expense (net of waivers or reimbursements) is 0.95%.

--------------------------------------------------------------------------------

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 1.05%, investment in a Variable Account Option with the highest total expenses (5.04%), and election of the optional IncomeLOCK feature at 0.65%. We have used the required gross amount of 5.04% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                        $1,112 $2,403  $3,648   $6,200


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $670  $1,976  $3,236   $6,200


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $670  $1,976  $3,236   $6,200



The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.55%, investment in a Variable Account Option with the lowest total expenses (0.21%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $549   $750    $935     $973


(2) If you annuitize your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $80    $250    $435     $973


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $80    $250    $435     $973


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option. The 2005 data for the Inflation Protected Fund and the SunAmerica High Watermark Funds begins on February 22. The 2006 data for the Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Growth Fund begins on May 30, 2006, the date these funds were added to Portfolio Director. The 2008 data for the Global Real Estate Fund (formerly the Real Estate Fund) begins on May 1, 2008, the date this fund was added to Portfolio Director.



                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
  Fund Name                               Year  of Year  of Year     Year
  ---------                               ---- --------- ------- ------------
  VALIC Company I
    Asset Allocation Fund (Division 5)    2008   5.467    4.225    2,229,129
                                          2007   5.184    5.467    2,377,154
                                          2006   4.676    5.184    2,587,780
                                          2005   4.545    4.676    2,347,052
                                          2004   4.223    4.545    2,763,735
                                          2003   3.557    4.223    1,197,046
                                          2002   3.956    3.557    1,074,736
                                          2001   4.163    3.956    1,365,458
                                          2000   4.304    4.163    1,078,319
                                          1999   3.882    4.304      673,135
    Blue Chip Growth Fund (Division 72)   2008   1.057    0.599  121,401,907
                                          2007   0.942    1.057   26,745,363
                                          2006   0.863    0.942   19,213,662
                                          2005   0.826    0.868   11,462,143
                                          2004   0.764    0.826    6,768,256
                                          2003   0.595    0.764    3,885,796
                                          2002   0.793    0.595    2,215,965
                                          2001   0.932    0.793    1,191,852
                                          2000      --    0.932        2,574
    Broad Cap Value Income Fund           2008   1.166    0.758    3,526,886
     (Division 75)                        2007   1.153    1.166    3,939,724
                                          2006   1.011    1.153    3,553,051
    Capital Conservation Fund             2008   3.032    2.918    6,130,802
     (Division 7)                         2007   2.949    3.032   10,912,202
                                          2006   2.844    2.949   12,126,261
                                          2005   2.817    2.844    6,750,984
                                          2004   2.731    2.817    4,379,224
                                          2003   2.644    2.731    1,348,629
                                          2002   2.446    2.644    1,072,328
                                          2001   2.288    2.446      736,319
                                          2000   2.112    2.288      241,853
                                          1999   2.138    2.112       95,480
    Core Equity Fund (Division 15)        2008   2.479    1.547   20,940,813
                                          2007   2.426    2.479   24,019,431
                                          2006   2.189    2.426   25,973,836
                                          2005   2.123    2.189   26,750,447
                                          2004   1.980    2.123   28,464,512
                                          2003   1.574    1.980   19,470,281
                                          2002   2.038    1.574   18,853,525
                                          2001   2.425    2.038   19,106,874
                                          2000   2.608    2.425   10,968,138
                                          1999   2.448    2.608    8,377,232
    Core Value Fund (Division 21)         2008   1.948    1.252   18,379,431
                                          2007   1.973    1.948   26,965,273
                                          2006   1.698    1.973   29,596,738
                                          2005   1.637    1.698   20,636,771
                                          2004   1.463    1.637   25,071,204
                                          2003   1.141    1.463   22,738,226
                                          2002   1.430    1.141   20,786,632
                                          2001   1.573    1.430   21,849,597
                                          2000      --    1.573    9,899,817
    Foreign Value Fund (Division 89)      2008   1.350    0.742  133,656,004
                                          2007   1.224    1.350  159,603,928
                                          2006   1.066    1.224  133,705,192
    Global Equity Fund (Division 87)      2008   1.319    0.705   50,955,540
                                          2007   1.219    1.319   59,675,090
                                          2006   1.065    1.219   62,815,066
    Global Real Estate Fund
     (Division 101)                       2008      --    0.644   49,429,780


                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
   Fund Name                              Year  of Year  of Year     Year
   ---------                              ---- --------- ------- ------------
     Global Social Awareness Fund         2008   4.579    2.726   39,523,029
      (Division 12)                       2007   4.421    4.579   19,729,895
                                          2006   3.858    4.421   16,926,134
                                          2005   3.737    3.858   13,141,444
                                          2004   3.406    3.737   11,413,457
                                          2003   2.673    3.406    7,627,455
                                          2002   3.520    2.673    6,937,701
                                          2001   4.004    3.520    7,765,337
                                          2000   4.503    4.004    4,403,285
                                          1999   3.826    4.503    3,028,346
     Global Strategy Fund (Division 88)   2008   1.330    1.045   65,738,597
                                          2007   1.218    1.330   65,892,584
                                          2006   1.085    1.218   62,685,696
     Government Securities Fund           2008   3.150    3.430    7,504,411
      (Division 8)                        2007   2.950    3.150    4,473,833
                                          2006   2.886    2.950    4,116,952
                                          2005   2.835    2.886    3,915,219
                                          2004   2.762    2.835    3,958,504
                                          2003   2.753    2.762    3,227,650
                                          2002   2.477    2.753    3,292,403
                                          2001   2.338    2.477    2,040,203
                                          2000   2.088    2.338      824,249
                                          1999   2.165    2.088      243,537
     Growth Fund (Division 78)            2008   1.126    0.674  140,357,001
                                          2007   0.938    1.126  156,938,148
                                          2006   0.913    0.938  182,212,881
     Growth & Income Fund                 2008   2.715    1.703    6,157,735
      (Division 16)                       2007   2.557    2.715    6,328,894
                                          2006   2.234    2.557    6,505,783
                                          2005   2.220    2.234    5,954,464
                                          2004   2.021    2.220    6,095,902
                                          2003   1.661    2.021    4,253,296
                                          2002   2.133    1.661    3,882,769
                                          2001   2.391    2.133    3,325,072
                                          2000   2.704    2.391    1,525,459
                                          1999   2.219    2.704      660,621
     Health Sciences Fund (Division 73)   2008   1.432    1.000   26,863,873
                                          2007   1.228    1.432   26,116,352
                                          2006   1.141    1.228   24,084,413
                                          2005   1.018    1.141   19,631,720
                                          2004   0.889    1.018   18,476,640
                                          2003   0.654    0.889   11,800,752
                                          2002   0.911    0.654    7,126,532
                                          2001   1.001    0.911    4,443,384
                                          2000      --    1.001       60,141
     Inflation Protected Fund             2008   1.086    1.020   20,725,276
      (Division 77)                       2007   1.015    1.086    1,568,920
                                          2006   1.019    1.015    1,032,927
                                          2005   1.007    1.019      738,313
     International Equities Fund          2008   2.232    1.253   99,483,288
      (Division 11)                       2007   2.069    2.232   74,223,737
                                          2006   1.695    2.069   64,365,451
                                          2005   1.460    1.695   56,778,241
                                          2004   1.249    1.460   28,358,868
                                          2003   0.971    1.249    5,167,502
                                          2002   1.205    0.971    3,400,912
                                          2001   1.557    1.205    2,831,016
                                          2000   1.898    1.557    1,538,819
                                          1999   1.481    1.898      348,851

--------------------------------------------------------------------------------


                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
   Fund Name                              Year  of Year  of Year     Year
   ---------                              ---- --------- ------- ------------
     International Government Bond Fund   2008   2.576    2.541   10,812,062
      (Division 13)                       2007   2.426    2.576    8,847,496
                                          2006   2.265    2.426    8,438,812
                                          2005   2.297    2.265    7,775,394
                                          2004   2.093    2.297    7,458,086
                                          2003   1.767    2.093    5,961,121
                                          2002   1.517    1.767    5,528,660
                                          2001   1.559    1.517    4,684,913
                                          2000   1.635    1.559    1,861,115
                                          1999   1.752    1.635    1,058,856
     International Growth I Fund          2008   2.726    1.569   77,628,544
      (Division 20)                       2007   2.396    2.726   62,755,171
                                          2006   1.911    2.396   53,390,070
                                          2005   1.694    1.911   21,522,837
                                          2004   1.477    1.694   20,553,185
                                          2003   1.187    1.477   13,984,886
                                          2002   1.465    1.187   12,743,207
                                          2001   1.996    1.465   12,911,877
                                          2000      --    1.996    4,203,091
     Large Cap Core Fund (Division 76)    2008   1.179    0.789   29,714,624
                                          2007   1.100    1.179    7,981,210
                                          2006   0.998    1.100   10,782,371
     Large Capital Growth Fund            2008   1.276    0.778   76,395,739
      (Division 79)                       2007   1.117    1.276   86,700,537
                                          2006   1.025    1.117   96,979,118
     Mid Cap Index Fund (Division 4)      2008  11.344    7.102   37,372,986
                                          2007  10.624   11.344   45,491,146
                                          2006   9.738   10.624   39,718,568
                                          2005   8.749    9.738   29,741,528
                                          2004   7.600    8.749   23,510,000
                                          2003   5.669    7.600   11,557,436
                                          2002   6.716    5.669    7,884,899
                                          2001   6.834    6.716    5,137,857
                                          2000   5.909    6.834    2,040,360
                                          1999   5.183    5.909      523,908
     Mid Cap Strategic Growth Fund        2008   1.534    0.790   41,439,895
      (Division 83)                       2007   1.192    1.534   43,577,178
                                          2006   1.151    1.192   44,706,601
     Money Market I Fund (Division 6)     2008   2.211    2.243   41,978,622
                                          2007   2.129    2.211   39,301,696
                                          2006   2.052    2.129   33,924,139
                                          2005   2.013    2.052   28,132,393
                                          2004   2.013    2.013   26,933,761
                                          2003   2.017    2.013   18,172,683
                                          2002   2.008    2.017   19,301,326
                                          2001   1.953    2.008   19,613,013
                                          2000   1.857    1.953   11,188,908
                                          1999   1.787    1.857    9,613,663
     Nasdaq-100 Index Fund                2008   0.595    0.340   26,571,733
      (Division 46)                       2007   0.506    0.595   27,194,567
                                          2006   0.478    0.506   23,231,663
                                          2005   0.476    0.478   25,535,001
                                          2004   0.436    0.476   22,398,281
                                          2003   0.294    0.436   16,938,599
                                          2002   0.481    0.294    5,273,086
                                          2001   0.718    0.481    2,543,964
                                          2000      --    0.718      216,742
     Science & Technology Fund            2008   2.760    1.479   55,172,289
      (Division 17)                       2007   2.364    2.760   59,564,326
                                          2006   2.251    2.364   64,380,758
                                          2005   2.196    2.251   65,611,927
                                          2004   2.196    2.196   69,117,271
                                          2003   1.462    2.196   49,350,491
                                          2002   2.464    1.462   43,387,665
                                          2001   4.223    2.464   42,427,558
                                          2000   6.463    4.223   24,450,402
                                          1999   3.242    6.463   11,744,052


                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
   Fund Name                              Year  of Year  of Year     Year
   ---------                              ---- --------- ------- ------------
     Small Cap Aggressive Growth Fund     2008   1.157    0.682   11,819,048
      (Division 86)                       2007   1.019    1.157   11,262,606
                                          2006   1.004    1.019    9,552,046
     Small Cap Fund (Division 18)         2008   2.759    1.799   18,545,437
                                          2007   2.965    2.759   20,439,938
                                          2006   2.757    2.965   21,763,492
                                          2005   2.589    2.757   20,249,184
                                          2004   2.193    2.589   18,364,613
                                          2003   1.621    2.193   12,011,653
                                          2002   2.132    1.621   10,322,622
                                          2001   2.263    2.132   10,143,542
                                          2000      --    2.263    4,669,805
     Small Cap Index Fund (Division 14)   2008   3.905    2.538   51,046,581
                                          2007   4.012    3.905   49,243,569
                                          2006   3.426    4.012   44,380,293
                                          2005   3.312    3.426   36,938,650
                                          2004   2.832    3.312   24,717,107
                                          2003   1.949    2.832   10,500,147
                                          2002   2.481    1.949    6,154,595
                                          2001   2.452    2.481    4,102,032
                                          2000   2.558    2.452    1,758,979
                                          1999   2.126    2.558      522,127
     Small Cap Special Values Fund        2008   1.036    0.663   48,100,392
      (Division 84)                       2007   1.161    1.036   57,828,742
                                          2006   1.045    1.161   60,603,093
     Small-Mid Growth Fund                2008   1.018    0.609   25,613,348
      (Division 85)                       2007   1.056    1.018   29,079,281
                                          2006   1.016    1.056   32,825,521
     Stock Index Fund (Division 10)       2008   6.068    3.780   93,757,719
                                          2007   5.819    6.068  122,250,822
                                          2006   5.082    5.819  117,621,590
                                          2005   4.900    5.082  104,405,219
                                          2004   4.469    4.900   87,908,580
                                          2003   3.514    4.469   55,777,760
                                          2002   4.567    3.514   47,259,245
                                          2001   5.244    4.567   49,700,088
                                          2000   5.831    5.244   32,626,172
                                          1999   4.875    5.831   18,855,858
     Value Fund (Division 74)             2008   1.477    0.848   75,795,741
                                          2007   1.401    1.477    9,868,917
                                          2006   1.214    1.401    8,626,115
                                          2005   1.150    1.214   11,244,909
                                          2004   0.997    1.150      507,725
                                          2003   0.798    0.997      331,439
                                          2002   1.000    0.798      123,767
                                          2001      --    1.000           --
   VALIC Company II
     Aggressive Growth Lifestyle Fund     2008   2.025    1.350    8,808,632
      (Division 48)                       2007   1.854    2.025    7,006,792
                                          2006   1.635    1.854    5,141,753
                                          2005   1.470    1.635    3,244,516
                                          2004   1.302    1.470    3,117,742
                                          2003   1.012    1.302    2,677,110
                                          2002   1.248    1.012    1,960,053
                                          2001   1.434    1.248    1,242,003
                                          2000   1.542    1.434      460,167
                                          1999   1.193    1.542       46,149
     Capital Appreciation Fund            2008   1.214    0.674    6,446,024
      (Division 39)                       2007   1.018    1.214    4,197,252
                                          2006   0.969    1.018    1,566,885
                                          2005   0.942    0.969    1,528,329
                                          2004   0.867    0.942    1,413,834
                                          2003   0.692    0.867    1,301,251
                                          2002   1.005    0.692    1,002,903
                                          2001   1.287    1.005      809,582
                                          2000   1.672    1.287      435,416
                                          1999   1.242    1.672       95,862

--------------------------------------------------------------------------------


                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
  Fund Name                               Year  of Year  of Year     Year
  ---------                               ---- --------- ------- ------------
    Conservative Growth Lifestyle Fund    2008   1.924    1.563    7,340,616
     (Division 50)                        2007   1.806    1.924    6,316,431
                                          2006   1.656    1.806    4,589,479
                                          2005   1.568    1.656    3,753,599
                                          2004   1.444    1.568    3,031,412
                                          2003   1.240    1.444    2,308,156
                                          2002   1.313    1.240    1,451,290
                                          2001   1.343    1.313      960,922
                                          2000   1.310    1.343      735,103
                                          1999   1.163    1.310      246,969
    Core Bond Fund (Division 58)          2008   1.483    1.405    8,180,262
                                          2007   1.436    1.483   15,849,736
                                          2006   1.376    1.436    5,033,403
                                          2005   1.354    1.376    3,835,809
                                          2004   1.299    1.354    2,639,445
                                          2003   1.256    1.299    1,510,859
                                          2002   1.160    1.256      870,673
                                          2001   1.092    1.160      477,526
                                          2000   1.012    1.092       17,812
                                          1999   1.030    1.012       10,700
    High Yield Bond Fund (Division 60)    2008   1.860    1.271   19,488,366
                                          2007   1.843    1.860   16,222,580
                                          2006   1.650    1.843    8,923,303
                                          2005   1.547    1.650    5,399,050
                                          2004   1.342    1.547    4,057,359
                                          2003   1.038    1.342    2,474,955
                                          2002   1.063    1.038      680,131
                                          2001   1.009    1.063      613,841
                                          2000   1.079    1.009       44,391
                                          1999   1.054    1.079        2,397
    International Small Cap Equity Fund   2008   2.216    1.291   73,410,884
     (Division 33)                        2007   2.105    2.216   58,611,447
                                          2006   1.761    2.105   39,145,880
                                          2005   1.367    1.761   16,575,388
                                          2004   1.152    1.367    2,766,497
                                          2003   0.905    1.152    2,314,835
                                          2002   1.102    0.905    1,620,256
                                          2001   1.367    1.102    1,217,774
                                          2000   1.639    1.367      845,886
                                          1999   1.052    1.639        5,641
    Large Cap Value Fund (Division 40)    2008   2.196    1.382   21,736,549
                                          2007   2.143    2.196   43,706,583
                                          2006   1.817    2.143   25,530,357
                                          2005   1.679    1.817    5,230,944
                                          2004   1.486    1.679    4,394,274
                                          2003   1.172    1.486    3,573,479
                                          2002   1.339    1.172    2,664,154
                                          2001   1.372    1.339    1,653,364
                                          2000   1.306    1.372      133,690
                                          1999   1.247    1.306          221
    Mid Cap Growth Fund (Division 37)     2008   1.512    0.803   18,467,909
                                          2007   1.334    1.512   11,172,318
                                          2006   1.166    1.334    8,040,867
                                          2005   1.054    1.166    6,372,968
                                          2004   0.940    1.054    6,194,518
                                          2003   0.683    0.940    6,055,536
                                          2002   0.984    0.683    4,401,019
                                          2001   1.423    0.984    3,064,194
                                          2000   1.427    1.423      654,531
                                          1999   1.349    1.427        1,244
    Mid Cap Value Fund (Division 38)      2008   3.479    2.121   62,370,901
                                          2007   3.403    3.479   25,654,821
                                          2006   2.931    3.403   19,629,064
                                          2005   2.694    2.931   14,245,575
                                          2004   2.330    2.694   10,689,956
                                          2003   1.634    2.330    7,010,024
                                          2002   1.910    1.634    5,041,443
                                          2001   1.956    1.910    2,566,084
                                          2000   1.526    1.956      687,388
                                          1999   1.256    1.526      142,103


                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
   Fund Name                              Year  of Year  of Year     Year
   ---------                              ---- --------- ------- ------------
     Moderate Growth Lifestyle Fund       2008   2.030    1.490   11,142,644
      (Division 49)                       2007   1.874    2.030    9,172,801
                                          2006   1.698    1.874    7,057,287
                                          2005   1.571    1.698    5,129,289
                                          2004   1.421    1.571    4,669,976
                                          2003   1.158    1.421    3,960,868
                                          2002   1.300    1.158    3,015,695
                                          2001   1.386    1.300    2,200,069
                                          2000   1.401    1.386      864,680
                                          1999   1.186    1.401      213,355
     Money Market II Fund (Division 44)   2008   1.284    1.305   47,610,261
                                          2007   1.234    1.284   42,190,759
                                          2006   1.186    1.234   26,281,226
                                          2005   1.161    1.186   13,322,408
                                          2004   1.158    1.161    9,253,840
                                          2003   1.157    1.158   10,043,486
                                          2002   1.149    1.157    9,173,724
                                          2001   1.114    1.149    8,613,152
                                          2000   1.056    1.114    8,860,373
                                          1999   1.014    1.056    1,844,830
     Small Cap Growth Fund                2008   1.709    0.965    6,163,487
      (Division 35)                       2007   1.652    1.709    6,002,415
                                          2006   1.510    1.652    5,115,263
                                          2005   1.449    1.510    4,060,645
                                          2004   1.314    1.449    3,633,808
                                          2003   0.906    1.314    3,049,513
                                          2002   1.356    0.906    1,738,121
                                          2001   1.789    1.356    1,447,772
                                          2000   2.279    1.789      476,647
                                          1999   1.350    2.279      119,661
     Small Cap Value Fund (Division 36)   2008   2.327    1.626   22,439,199
                                          2007   2.515    2.327   27,144,038
                                          2006   2.129    2.515   10,774,645
                                          2005   2.006    2.129    5,890,358
                                          2004   1.689    2.006    5,284,700
                                          2003   1.220    1.689    3,695,332
                                          2002   1.401    1.220    2,396,378
                                          2001   1.316    1.401    1,061,602
                                          2000   1.083    1.316       87,545
                                          1999   1.166    1.083          232
     Socially Responsible Fund            2008   1.557    0.967   55,555,891
      (Division 41)                       2007   1.505    1.557   99,581,896
                                          2006   1.309    1.505   44,151,626
                                          2005   1.265    1.309   12,628,904
                                          2004   1.157    1.265    7,262,970
                                          2003   0.907    1.157    1,855,413
                                          2002   1.190    0.907    1,518,217
                                          2001   1.355    1.190    1,275,611
                                          2000   1.501    1.355    1,291,021
                                          1999   1.279    1.501      106,148
     Strategic Bond Fund (Division 59)    2008   1.959    1.671   28,014,096
                                          2007   1.891    1.959   26,880,177
                                          2006   1.752    1.891   18,395,330
                                          2005   1.679    1.752   10,593,319
                                          2004   1.526    1.679    5,542,385
                                          2003   1.285    1.526    2,748,551
                                          2002   1.212    1.285      987,994
                                          2001   1.102    1.212      432,470
                                          2000      --    1.102          936
   Public Funds
   SunAmerica 2015 High Watermark         2008   1.183    1.115    2,226,491
    (Division 81)                         2007   1.130    1.183    1,635,174
                                          2006   1.033    1.130    1,436,871
                                          2005   1.000    1.033      733,478
   SunAmerica 2020 High Watermark         2008   1.200    0.994    1,387,285
    (Division 82)                         2007   1.147    1.200    1,201,351
                                          2006   1.045    1.147      895,679
                                          2005   1.000    1.045      541,738

--------------------------------------------------------------------------------


                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
   Fund Name                              Year  of Year  of Year     Year
   ---------                              ---- --------- ------- ------------
   Ariel Appreciation Fund (Division 69)  2008   1.748    1.027   28,946,608
                                          2007   1.787    1.748   32,265,610
                                          2006   1.623    1.787   33,754,062
                                          2005   1.590    1.623   38,100,573
                                          2004   1.417    1.590   34,489,384
                                          2003   1.091    1.417   25,946,570
                                          2002   1.226    1.091   17,307,445
                                          2001   1.064    1.226    4,782,738
                                          2000      --    1.064           32
   Ariel Fund (Division 68)               2008   1.946    0.999   45,024,988
                                          2007   1.996    1.946   48,168,727
                                          2006   1.823    1.996   50,067,793
                                          2005   1.821    1.823   52,075,771
                                          2004   1.505    1.821   41,615,562
                                          2003   1.185    1.505   23,969,761
                                          2002   1.259    1.185   13,823,829
                                          2001   1.112    1.259    3,576,909
                                          2000      --    1.112          364
   Lou Holland Growth Fund (Division 70)  2008   1.059    0.685   25,774,376
                                          2007   0.976    1.059   27,404,429
                                          2006   0.935    0.976   30,306,497
                                          2005   0.950    0.935    4,950,398
                                          2004   0.861    0.950    4,379,555
                                          2003   0.680    0.861    2,753,598
                                          2002   0.873    0.680    1,389,807
                                          2001   0.928    0.873      354,300
                                          2000      --    0.928           24
                                          2003   1.768    2.314    7,155,341
                                          2002   1.864    1.768    4,180,947
                                          2001   2.087    1.864    3,125,087
                                          2000   2.102    2.087    1,210,593
                                          1999      --    2.102      485,669
   Vanguard LifeStrategy Conservative     2008   1.614    1.286    6,110,618
    Growth Fund (Division 54)             2007   1.525    1.614    6,042,668
                                          2006   1.393    1.525    4,499,544
                                          2005   1.348    1.393    3,330,251
                                          2004   1.261    1.348    2,836,503
                                          2003   1.093    1.261    1,954,391
                                          2002   1.167    1.093    1,007,113
                                          2001   1.180    1.167      763,718
                                          2000   1.157    1.180      482,507
                                          1999      --    1.157      375,819
   Vanguard LifeStrategy Growth Fund      2008   1.746    1.133   12,185,285
    (Division 52)                         2007   1.642    1.746   12,472,587
                                          2006   1.429    1.642   10,657,941
                                          2005   1.351    1.429    8,184,272
                                          2004   1.213    1.351    7,076,717
                                          2003   0.954    1.213    5,142,574
                                          2002   1.145    0.954    3,864,620
                                          2001   1.270    1.145    2,800,962
                                          2000   1.356    1.270    2,267,355
                                          1999      --    1.356    1,468,333


                                                               Number of
                                              Unit     Unit      Units
                                            Value at   Value  Outstanding
                                            Beginning at End   at End of
     Fund Name                         Year  of Year  of Year     Year
     ---------                         ---- --------- ------- ------------
     Vanguard LifeStrategy Moderate    2008   1.695    1.233   14,971,811
      Growth Fund (Division 53)        2007   1.596    1.695   16,392,940
                                       2006   1.423    1.596   12,482,445
                                       2005   1.361    1.423   10,567,495
                                       2004   1.244    1.361    9,612,545
                                       2003   1.027    1.244    7,167,191
                                       2002   1.157    1.027    4,834,564
                                       2001   1.224    1.157    3,597,361
                                       2000   1.248    1.224    2,887,958
                                       1999      --    1.248    2,152,244
     Vanguard Long-Term Investment-    2008   2.062    2.092   17,200,551
      Grade Fund (Division 22)         2007   2.003    2.062   21,487,990
                                       2006   1.963    2.003   22,101,376
                                       2005   1.882    1.963   19,181,331
                                       2004   1.741    1.882   16,058,977
                                       2003   1.652    1.741   12,089,610
                                       2002   1.471    1.652   11,209,489
                                       2001   1.353    1.471    9,394,086
                                       2000   1.221    1.353    4,636,431
                                       1999      --    1.221    4,060,325
     Vanguard Long-Term Treasury Fund  2008   2.176    2.645   43,798,242
      (Division 23)                    2007   2.008    2.176   32,953,874
                                       2006   1.990    2.008   31,129,909
                                       2005   1.882    1.990   27,830,619
                                       2004   1.770    1.882   23,918,115
                                       2003   1.738    1.770   19,619,013
                                       2002   1.502    1.738   19,883,997
                                       2001   1.451    1.502   17,009,737
                                       2000   1.222    1.451   10,177,993
                                       1999   1.349    1.222    7,578,682
     Vanguard Wellington Fund          2008   2.780    2.137  100,181,566
      (Division 25)                    2007   2.592    2.780  105,454,217
                                       2006   2.279    2.592  105,124,832
                                       2005   2.156    2.279   86,469,604
                                       2004   1.960    2.156   75,722,620
                                       2003   1.640    1.960   57,521,256
                                       2002   1.780    1.640   48,274,786
                                       2001   1.727    1.780   44,865,983
                                       2000   1.581    1.727   29,685,842
                                       1999   1.530    1.581   28,195,817
     Vanguard Windsor II Fund          2008   2.759    1.728  127,389,564
      (Division 24)                    2007   2.728    2.759  128,524,770
                                       2006   2.331    2.728  125,930,178
                                       2005   2.201    2.331  108,446,296
                                       2004   1.880    2.201   87,345,541
                                       2003   1.461    1.880   56,268,484
                                       2002   1.776    1.461   46,093,281
                                       2001   1.858    1.776   36,594,309
                                       2000   1.606    1.858   24,169,868
                                       1999   1.723    1.606   20,846,053

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."


Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.05% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."


IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.


Transfers can be made by calling VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."


Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.


On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 77.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 77.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.


American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

--------------------------------------------------------------------------------


About VALIC Separate Account A


When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account

--------------------------------------------------------------------------------

Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options


Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


      Fixed Account Options                Investment Objective
      ---------------------                --------------------
      Fixed Account Plus          This account provides fixed-return
                                  investment growth for the long-term. It
                                  is credited with interest at rates set
                                  by VALIC. The account is guaranteed to
                                  earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated. Purchase Payments
                                  allocated to a fixed account option
                                  will receive a current rate of
                                  interest. There are limitations on
                                  transfers out of this option. If you
                                  transfer assets from Fixed Account Plus
                                  to another investment option, any
                                  assets transferred back into Fixed
                                  Account Plus within 90 days will
                                  receive a different rate of interest,
                                  than that paid for new Purchase
                                  Payments.

      Short-Term Fixed Account    This account provides fixed-return
                                  investment growth for the short-term.
                                  It is credited with interest at rates
                                  set by VALIC, which may be lower than
                                  the rates credited to Fixed Account
                                  Plus, above. The account is guaranteed
                                  to earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated.

      Multi-Year Enhanced Option  This account is a long-term investment
       ("Multi-Year Option")      option, providing a guaranteed interest
                                  rate for a guaranteed period (three,
                                  five, seven, or ten years) ("MVA
                                  Term"). Please see your Contract for
                                  minimum investment amounts and other
                                  requirements and restrictions. This
                                  option may not be available in all
                                  employee plans or states. All MVA Terms
                                  may not be available. Please see your
                                  financial advisor for information on
                                  the MVA Terms that are currently
                                  offered.


Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.


Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

--------------------------------------------------------------------------------



The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.valic.com.


Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.


SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership.



Variable Account Options                          Investment Objective                             Adviser and Sub-Adviser
------------------------                          --------------------                             -----------------------
SunAmerica                Each High Watermark Fund seeks capital appreciation to the extent     Adviser: Trajectory Asset
2015 High Watermark Fund  consistent with preservation of capital investment gains in order to  Management LLC have a net asset value ("NAV") on its Protected Maturity Date at
SunAmerica                least equal to the Protected High Watermark Value. Each High          (SunAmerica Asset
2020 High Watermark Fund  Watermark Fund seeks high total return as a secondary objective.      Management Corp. is the daily
                                                                                                business manager.)
                          If you hold your Variable Investment Option Units until the
                          Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                          Watermark Fund reaching this value, and any extraordinary
                          expenses, and increased by appreciation in share value
                          subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                          The Protected Maturity Date for each High Watermark Fund is:
                          2015 High Watermark Fund            August 31, 2015
                          2020 High Watermark Fund            August 31, 2020

                          If you may need access to your money at any point prior to the
                          Protected Maturity Date, you should consider the
                          appropriateness of investing in the High Watermark Funds.
                          Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                          An investment in the High Watermark Funds may not be
                          appropriate for persons enrolled in GPS, an investment advisory product offered by VALIC Financial Advisors, Inc.

--------------------------------------------------------------------------------

    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
Ariel Appreciation Fund -- a      Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust  stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy             Seeks to provide current income and low to moderate capital
Conservative Growth Fund          appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                  term fixed income investments, and 40% to common stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy             Seeks to provide capital appreciation and some current income.
Growth Fund                       This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                  The fund's indirect stock holdings consist substantially of large-
                                  cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                  stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                  government, agency, and investment-grade corporate bonds,
                                  as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy             Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund              level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                  holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-
                                  backed securities.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Investment-Grade Fund             by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Treasury Fund                     by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations           Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in         Adviser: Ariel Capital
the stocks of small companies with a market capitalization             Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt      Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will         Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital            The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard     investment adviser. Instead,
mutual funds according to a fixed formula that typically results       the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
term fixed income investments, and 40% to common stocks.               fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,     underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.         The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds      investment adviser. Instead,
according to a fixed formula that typically results in an allocation   the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.              decides how to allocate the
The fund's indirect stock holdings consist substantially of large-     fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.        underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate            The fund does not employ an
level of current income. This is a fund of funds, investing in         investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that          the fund's Board of Trustees
typically results in an allocation of about 60% of assets to           decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock              fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a      underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income        Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,     Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income        Adviser: The Vanguard Group
by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

--------------------------------------------------------------------------------


 Variable Account Options                           Investment Objective                           Adviser and Sub-Adviser
  ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund     Seeks to provide long-term capital appreciation and reasonable      Adviser: Wellington
                             current income by investing in dividend-paying, and, to a lesser    Management Company, LLP
                             extent, non-dividend-paying common stocks of established
                             medium- and large-sized companies. In choosing these
                             companies, the Adviser seeks those that appear to be
                             undervalued but which have prospects to improve. The fund
                             also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                             mortgage-backed securities.

Vanguard Windsor II Fund     Seeks to provide long-term capital appreciation and income. The     Advisers: Armstrong, Shaw
                             fund invests mainly in large- and mid-sized companies whose         Associates, Inc.; Barrow,
                             stocks are considered by an adviser to be undervalued.              Hanley, Mewhinney &
                                                                                                 Strauss, Inc.; Hotchkis and
                                                                                                 Wiley Capital Management,
                                                                                                 LLC; Lazard Asset
                                                                                                 Management, LLC; and The
                                                                                                 Vanguard Group

VALIC Company I

Asset Allocation Fund        Seeks maximum aggregate rate of return over the long term           Adviser: VALIC
                             through controlled investment risk by adjusting its investment      Sub-Adviser: AIG Global
                             mix among stocks, long-term debt securities and short-term          Investment Corp.
                             money market securities.

Blue Chip Growth Fund        Seeks long-term capital growth by investing in the common           Adviser: VALIC
                             stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                             Income is a secondary objective.                                    Associates, Inc.

Broad Cap Value Income Fund  Seeks total return through capital appreciation with income as a    Adviser: VALIC
                             secondary objective by investing primarily in equity securities of  Sub-Adviser: Barrow, Hanley,
                             U.S. large- and medium-capitalization companies that are            Mewhinney & Straus, Inc.
                             undervalued.

Capital Conservation Fund    Seeks the highest possible total return consistent with the         Adviser: VALIC
                             preservation of capital through current income and capital gains    Sub-Adviser: AIG Global
                             on investments in intermediate- and long-term debt instruments      Investment Corp.
                             and other income producing securities.

Core Equity Fund             Seeks long-term growth of capital through investment primarily      Adviser: VALIC
                             in the equity securities of large-cap quality companies with long-  Sub-Adviser: BlackRock
                             term growth potential.                                              Investment Management, LLC

Core Value Fund              Seeks capital growth by investing in common stocks, though the      Adviser: VALIC
                             fund may invest in securities other than stocks. Income is a        Sub-Adviser: American
                             secondary objective. Two investment strategies will be utilized.    Century Investment
                             Half of the assets will be managed by employing a quantitative      Management, Inc.
                             income and growth investment strategy, while the remainder of the assets will be managed using a large company value
                             investment strategy. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                             S&P 500(R) Index.

--------------------------------------------------------------------------------


  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
Foreign Value Fund             Seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Global Equity Fund             Seeks capital appreciation by investing primarily in mid-cap and large-cap companies with market capitalizations in excess of
                               $1 billion, although it can invest in companies of any size.

Global Real Estate Fund        Seeks high total return through long-term growth of capital and
(formerly Real Estate Fund)    current income by investing primarily in a diversified portfolio of equity investments in real estate and real estate-related
                               companies.


Global Social Awareness Fund   Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the fund. The fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe,
                               Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                               operations in countries with significant human rights concerns.

Global Strategy Fund           Seeks high total return by investing in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money
                               market instruments.

Government Securities Fund     Seeks high current income and protection of capital through investments in intermediate- and long-term U.S. government and government-sponsored debt securities.

Growth Fund                    Seeks long-term capital growth by using distinct investment strategies: a growth strategy (investing primarily in larger sized
                               U.S. companies); a disciplined growth strategy utilizing
                               quantitative management techniques; and a global growth
                               strategy (investing primarily in equity securities of issuers located in developed countries world-wide including the U.S.).

Growth & Income Fund           Seeks to provide long-term growth of capital and secondarily, current income, through investment in common stocks and
                               equity-related securities.

Health Sciences Fund           Seeks long-term capital growth through investments primarily in the common stocks of companies engaged in the research,
                               development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Inflation Protected Fund       Seeks maximum real return, consistent with appreciation of capital and prudent investment management. The fund invests in inflation-indexed fixed income securities issued by U.S. and non-
                               U.S. governments and corporations.


                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term growth of capital by investing primarily in equity     Adviser: VALIC
securities of companies located outside the U.S., including            Sub-Adviser: Templeton
emerging markets.                                                      Global Advisors Limited

Seeks capital appreciation by investing primarily in mid-cap and       Adviser: VALIC
large-cap companies with market capitalizations in excess of           Sub-Adviser: Putnam
$1 billion, although it can invest in companies of any size.           Investment Management, LLC

Seeks high total return through long-term growth of capital and        Adviser: VALIC
current income by investing primarily in a diversified portfolio of    Sub-Adviser: Invesco Aim
equity investments in real estate and real estate-related              Capital Management, Inc. and
companies.                                                             Goldman Sachs Asset
                                                                       Management, L.P.

Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
in common stocks, in companies which meet the social criteria          Sub-Adviser: AIG Global
established for the fund. The fund will typically invest in stocks of  Investment Corp.
large capitalization companies domiciled in the U.S., Europe,
Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco
products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
operations in countries with significant human rights concerns.

Seeks high total return by investing in equity securities of           Adviser: VALIC
companies in any country, fixed income (debt) securities of            Sub-Adviser: Franklin
companies and governments of any country, and in money                 Advisers, Inc. and Templeton
market instruments.                                                    Investment Counsel, LLC

Seeks high current income and protection of capital through            Adviser: VALIC
investments in intermediate- and long-term U.S. government and         Sub-Advisers: AIG Global
government-sponsored debt securities.                                  Investment Corp.

Seeks long-term capital growth by using distinct investment            Adviser: VALIC
strategies: a growth strategy (investing primarily in larger sized     Sub-Advisers: American
U.S. companies); a disciplined growth strategy utilizing               Century Global Investment
quantitative management techniques; and a global growth                Management, Inc. and
strategy (investing primarily in equity securities of issuers          American Century Investment
located in developed countries world-wide including the U.S.).         Management, Inc.

Seeks to provide long-term growth of capital and secondarily,          Adviser: VALIC
current income, through investment in common stocks and                Sub-Adviser: SunAmerica
equity-related securities.                                             Asset Management Corp.

Seeks long-term capital growth through investments primarily in        Adviser: VALIC
the common stocks of companies engaged in the research,                Sub-Adviser: T. Rowe Price
development, production, or distribution of products or services       Associates, Inc.
related to health care, medicine, or the life sciences.

Seeks maximum real return, consistent with appreciation of             Adviser: VALIC
capital and prudent investment management. The fund invests in         Sub-Adviser: AIG Global
inflation-indexed fixed income securities issued by U.S. and non-      Investment Corp.
U.S. governments and corporations.

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
  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
International Equities Fund    Seeks to provide long-term growth of capital through
                               investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, the
                               Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                               International, Europe, Australasia and the Far East Index.

International Government       Seeks high current income through investments primarily in
Bond Fund                      investment grade debt securities issued or guaranteed by foreign governments. This fund is classified as "non-diversified" because it expects to concentrate in certain foreign government
                               securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund    Seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries. The Sub-
                               Adviser uses an investment strategy it developed to invest in stocks it believes will increase in value over time.




Large Cap Core Fund            Seeks capital growth with the potential for current income by investing in the common stocks of large-sized U.S. companies
                               (i.e., companies whose market capitalization falls within the range tracked in the Russell 1000(R) Index).

Large Capital Growth Fund      Seeks to provide long-term growth of capital by investing in securities of large-cap companies (i.e., companies whose market capitalization falls within the range tracked in the Russell 1000(R)
                               Index).


Mid Cap Index Fund             Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund  Seeks long-term capital growth by investing primarily in growth-
                               oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies.



Money Market I Fund            Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Nasdaq-100(R) Index Fund       Seeks long-term capital growth through investments in the
                               stocks that are included in the Nasdaq-100 Index(R). The fund is a non-diversified fund, meaning that it can invest more than 5% of its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.


                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------
Seeks to provide long-term growth of capital through                  Adviser: VALIC
investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
equity-related securities of foreign issuers that, as a group, the    Investment Corp.
Sub-Adviser believes may provide investment results closely
corresponding to the performance of the Morgan Stanley Capital
International, Europe, Australasia and the Far East Index.

Seeks high current income through investments primarily in            Adviser: VALIC
investment grade debt securities issued or guaranteed by foreign      Sub-Adviser: AIG Global
governments. This fund is classified as "non-diversified" because     Investment Corp.
it expects to concentrate in certain foreign government
securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

Seeks capital growth through investments primarily in equity          Adviser: VALIC
securities of issuers in developed foreign countries. The Sub-        Sub-Adviser: American
Adviser uses an investment strategy it developed to invest in         Century Global Investment
stocks it believes will increase in value over time.                  Management, Inc., Invesco
                                                                      Aim Capital Management, Inc.
                                                                      and Massachusetts Financial
                                                                      Services Company

Seeks capital growth with the potential for current income by         Adviser: VALIC
investing in the common stocks of large-sized U.S. companies          Sub-Adviser: Evergreen
(i.e., companies whose market capitalization falls within the         Investment Management
range tracked in the Russell 1000(R) Index).                          Company, LLC

Seeks to provide long-term growth of capital by investing in          Adviser: VALIC
securities of large-cap companies (i.e., companies whose market       Sub-Adviser: Invesco Aim
capitalization falls within the range tracked in the Russell 1000(R)  Capital Management, Inc. and
Index).                                                               SunAmerica Asset
                                                                      Management Corp.

Seeks to provide growth of capital through investments primarily      Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, are     Sub-Adviser: AIG Global
expected to provide investment results closely corresponding to       Investment Corp.
the performance of the S&P MidCap 400(R) Index.

Seeks long-term capital growth by investing primarily in growth-      Adviser: VALIC
oriented equity securities of U.S. mid-cap companies and, to a        Sub-Adviser: Morgan Stanley
limited extent, foreign companies.                                    Investment Management, Inc.
                                                                      d/b/a Van Kampen and Brazos
                                                                      Capital Management, LP

Seeks liquidity, protection of capital and current income through     Adviser: VALIC
investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                      Asset Management Corp.

Seeks long-term capital growth through investments in the             Adviser: VALIC
stocks that are included in the Nasdaq-100 Index(R). The fund is a    Sub-Adviser: AIG Global
non-diversified fund, meaning that it can invest more than 5% of      Investment Corp.
its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------


  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
Science & Technology Fund      Seeks long-term capital appreciation through investments
                               primarily in the common stocks of companies that are expected to benefit from the development, advancement, and use of
                               science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive           Seeks capital growth by investing in equity securities of small
Growth Fund                    U.S. companies (i.e., companies whose market capitalization falls within the Russell 2000(R) Index).

Small Cap Fund                 Seeks to provide long-term capital growth by investing primarily in the stocks of small companies, with market capitalizations at the time of purchase which fall 1) within or below range of companies in either the current Russell 2000(R) or S&P SmallCap
                               600(R) Indices, or 2) below the three-year average maximum market cap of companies in the index as of December 31 of the three preceding years.

Small Cap Index Fund           Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the
                               Sub-Adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund  Seeks to produce growth of capital by investing primarily in common stocks of small U.S. companies.




Small-Mid Growth Fund          Seeks to achieve its investment goal by investing primarily in stocks of U.S. companies with small and medium market
                               capitalizations that the sub-adviser believes have the potential for above average growth.

Stock Index Fund               Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the
                               S&P 500(R) Index.

Value Fund                     Seeks capital appreciation through investments primarily in common stocks of large U.S. companies, focusing on value
                               stocks that the Sub-Adviser believes are currently undervalued by the market.

VALIC Company II

Aggressive Growth              Seeks growth through investments in a combination of the
Lifestyle Fund                 different funds offered in VALIC Company I and VALIC
                               Company II. The indirect holdings for this fund of funds are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.


                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term capital appreciation through investments              Adviser: VALIC
primarily in the common stocks of companies that are expected         Sub-Adviser: T. Rowe Price
to benefit from the development, advancement, and use of              Associates, Inc., RCM Capital
science and technology. Several industries are likely to be           Management LLC and
included, such as electronics, communications, e-commerce,            Wellington Management
information services, media, life sciences and health care,           Company, LLP
environmental services, chemicals and synthetic materials,
defense and aerospace, nanotechnology, energy equipment and
services and electronic manufacturing.

Seeks capital growth by investing in equity securities of small       Adviser: VALIC
U.S. companies (i.e., companies whose market capitalization falls     Sub-Adviser: Wells Capital
within the Russell 2000(R) Index).                                    Management Incorporated

Seeks to provide long-term capital growth by investing primarily      Adviser: VALIC
in the stocks of small companies, with market capitalizations at      Sub-Adviser: Invesco Aim
the time of purchase which fall 1) within or below range of           Capital Management, Inc.,
companies in either the current Russell 2000(R) or S&P SmallCap       T. Rowe Price Associates, Inc.
600(R) Indices, or 2) below the three-year average maximum            and Bridgeway Capital
market cap of companies in the index as of December 31 of the         Management, Inc.
three preceding years.

Seeks to provide growth of capital through investment primarily       Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, the     Sub-Adviser: AIG Global
Sub-Adviser believes may provide investment results closely           Investment Corp.
corresponding to the performance of the Russell 2000(R) Index.

Seeks to produce growth of capital by investing primarily in          Adviser: VALIC
common stocks of small U.S. companies.                                Sub-Adviser: Evergreen
                                                                      Investment Management
                                                                      Company and Putnam
                                                                      Investment Management, LLC

Seeks to achieve its investment goal by investing primarily in        Adviser: VALIC
stocks of U.S. companies with small and medium market                 Sub-Adviser: Evergreen
capitalizations that the sub-adviser believes have the potential for  Investment Management
above average growth.                                                 Company, LLC

Seeks long-term capital growth through investment in common           Adviser: VALIC
stocks that, as a group, are expected to provide investment           Sub-Adviser: AIG Global
results closely corresponding to the performance of the               Investment Corp.
S&P 500(R) Index.

Seeks capital appreciation through investments primarily in           Adviser: VALIC
common stocks of large U.S. companies, focusing on value              Sub-Adviser:
stocks that the Sub-Adviser believes are currently undervalued by     OppenheimerFunds, Inc.
the market.



Seeks growth through investments in a combination of the              Adviser: VALIC
different funds offered in VALIC Company I and VALIC                  Sub-Adviser: AIG Global
Company II. The indirect holdings for this fund of funds are          Investment Corp.
primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.

--------------------------------------------------------------------------------


   Variable Account Options                             Investment Objective                           Adviser and Sub-Adviser
   ------------------------                             --------------------                           -----------------------
Capital Appreciation Fund       Seeks long-term capital appreciation by investing primarily in a      Adviser: VALIC
                                broadly diversified portfolio of stocks and other equity securities   Sub-Adviser: Bridgeway
                                of U.S. companies.                                                    Capital Management, Inc.

Conservative Growth             Seeks current income and low to moderate growth of capital            Adviser: VALIC
Lifestyle Fund                  through investments in a combination of the different funds           Sub-Adviser: AIG Global
                                offered in VALIC Company I and VALIC Company II. The indirect         Investment Corp.
                                holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                  Seeks the highest possible total return consistent with the           Adviser: VALIC
                                conservation of capital through investments in medium- to high-       Sub-Adviser: AIG Global
                                quality fixed income securities. These securities include             Investment Corp.
                                corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.


High Yield Bond Fund            Seeks the highest possible total return and income consistent         Adviser: VALIC
                                with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                                portfolio of high yielding, high risk fixed income securities. These  Investment Corp.
                                securities are in below-investment-grade junk bonds.

International Small Cap         Seeks to provide long-term capital appreciation through equity        Adviser: VALIC
Equity Fund                     and equity-related securities of small cap companies throughout       Sub-Adviser: AIG Global
                                the world, excluding the U.S.                                         Investment Corp.

Large Cap Value Fund            Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
                                1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
                                Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.
                                Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund             Seeks long-term capital appreciation principally through              Adviser: VALIC
                                investments in medium-capitalization equity securities, such as       Sub-Adviser: Invesco Aim
                                common and preferred stocks and securities convertible into           Capital Management, Inc.
                                common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund              Seeks capital growth, through investment in equity securities of      Adviser: VALIC
                                medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
                                investment approach. Mid-capitalization companies include             Inc. and Wellington
                                companies with a market capitalization equaling or exceeding          Management Company, LLP
                                $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund  Seeks growth and current income through investments in a              Adviser: VALIC
                                combination of the different funds offered in VALIC Company I         Sub-Adviser: AIG Global
                                and VALIC Company II. This fund of funds indirect holdings are        Investment Corp.
                                primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Money Market II Fund            Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                                investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                                                      Asset Management Corp.

--------------------------------------------------------------------------------

Variable Account Options                           Investment Objective                             Adviser and Sub-Adviser
 ------------------------                          --------------------                             -----------------------
Small Cap Growth Fund      Seeks long-term capital growth through investments primarily in        Adviser: VALIC
                           the equity securities of small companies with market caps at the       Sub-Adviser: JPMorgan
                           time of purchase, equal to or less than the largest company in         Investment Management Inc.
                           the Russell 2000(R) Index during most recent 12-month period.

Small Cap Value Fund       Seeks to provide maximum long-term return, consistent with             Adviser: VALIC Sub-Adviser:
                           reasonable risk to principal, by investing primarily in securities of  JPMorgan Investment
                           small-capitalization companies in terms of revenue and/or market       Advisors, Inc.
                           capitalization. Small-cap companies are companies whose
                           market capitalization is equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period.

Socially Responsible Fund  Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
                           in equity securities, of companies which meet the social criteria      Sub-Adviser: AIG Global
                           established for the fund. The fund does not invest in companies        Investment Corp.
                           that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                           production of products that significantly pollute the environment;
                           labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund        Seeks the highest possible total return and income consistent          Adviser: VALIC
                           with conservation of capital through investment in a diversified       Sub-Adviser: AIG Global
                           portfolio of income producing securities. The fund invests in a        Investment Corp.
                           broad range of fixed-income securities, including investment-
                           grade bonds, U.S. government and agency obligations,
                           mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.


A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.


Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                        Initial Subsequent
                      Contract Type     Payment  Payment
                      -------------     ------- ----------
                      Periodic Payment. $   30     $ 30
                      Single Payment... $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

--------------------------------------------------------------------------------


When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).


If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.


Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.


Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may

--------------------------------------------------------------------------------

be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

             Value of Your Fixed Account Options*
         =   (equals)
             All Purchase Payments made to the Fixed Account Options
         +   (plus)
             Amounts transferred from Variable Account Options to the Fixed Account Options
         +   (plus)
             All interest earned
         -   (minus)
             Amounts transferred or withdrawn from Fixed Account
             Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Premium Enhancement Credit

From time to time, VALIC may offer a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria -- 4% Premium Enhancement Credit

Participants. An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools) who opens a new 403(b) or 457(b) Portfolio Director account with VALIC and who is no longer in the free look period. A "new" 403(b) or 457(b) account is an account that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions. A Premium Enhancement of 4% will be paid following the receipt and crediting of "First-Year" contributions made to the new account that are received and credited by VALIC, for a period of one year, beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts. This program is available only to certain 403(b) or 457(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria -- 2% Premium Enhancement Credit

Participants. An "Eligible Participant" is any Participant, new or existing, with a Portfolio Director account in the nonqualified, IRA or K-12 markets. The K-12 market includes educators, administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools.

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Rollover Deposits.  A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

Contracts. This program is available only to Portfolio Director accounts in the nonqualified, IRA or K-12 markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract; or Contracts that are subject to ERISA; or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

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The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                     Maximum                 Maximum
                                      Annual     Initial      Annual
                                    Withdrawal   Minimum    Withdrawal
                                    Percentage  Withdrawal  Percentage
                                      Prior    Period Prior     if
                                      to any      to Any    Extension
          Time of First Withdrawal  Extension   Extension   is Elected
          ------------------------  ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary.......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary.......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary.......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary.......     10        10 Years      10
          On or after the Contract             Life of the
            owner's                               Contract
            65th birthday..........      5           owner*      5

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

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Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
--------------------------------------------------------------------------------



You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com.


During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.


Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.


This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.


Transfers resulting from your participation in the GPS Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

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As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.


We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.
The Fixed Account Options are subject to additional restrictions:

Fixed Account Option            Value         Frequency                            Other Restrictions
--------------------            -----         ---------                            ------------------
Fixed Account Plus:        Up to 20% per     At any time  If you transfer assets from Fixed Account Plus to another investment
                           Participant Year               option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                          Payments.(1)

                           100%              At any time  If Account Value is less than or equal to $500.

Short-Term Fixed Account:  Up to 100%        At any time  After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):      Up to 100%        At any time  Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions


Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.


Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:


  . The date of receipt, if received in our Home Office before Market Close; otherwise,


  .   The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                        % of Account Value                     Frequency
-------------                                        ------------------                     ---------
Variable Payout:                                         Up to 100%                    Once every 365 days
Combination Fixed and Variable Payout:  Up to 100% of money in variable option payout  Once every 365 days
Fixed Payout:                                           Not permitted                          N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges


These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.


Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

--------------------------------------------------------------------------------


  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.


Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges


The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

--------------------------------------------------------------------------------


Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.


Other Charges


We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.


Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

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The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

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Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                  Allowed   = (equals)  Your Account Value(1)
                 Surrender                    - (minus)
                   Value                   Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and

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except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                The amount            /        Your Purchase Units
           surrendered from the    (divided  next computed after the
          Variable Account Option    by)       written request for
                 + (plus)                    surrender is received at
           Any surrender charge                  our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code

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section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

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(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation
Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982.

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(The effect of this is to potentially shorten the charge period for Purchase
Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process


VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.


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Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or

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product exchanges. Thus, the death benefit may only be calculated for a
Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

             Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments invested in Fixed Account
             Option
         -   (minus)
             Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

             Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments (to Fixed and/or Variable
             Account Options)
         -   (minus)
             Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

         A. 100% of Purchase Payments
         -  (minus)
         B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
         +  (plus)
         C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

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       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Other Contract Features
--------------------------------------------------------------------------------

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as

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instructed during the "free look" period. To cancel the Contract, the Contract
Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.


Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations

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might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules may have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

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In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

               TAX         NON-QUALIFIED CONTRACT        TAX-DEFERRED
             ACCOUNT        TAX-DEFERRED ANNUITY           ANNUITY
            ---------      ----------------------        ------------
10 Years     $13,978                $14,716                 $19,621
20 Years      32,762                 36,499                  48,665
30 Years      58,007                 68,743                  91,657



This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.


Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                 Tax-Favored
                                                 Retirement  Taxable
                                                   Program   Account
                                                 ----------- -------
            Annual amount available for savings
              before federal taxes..............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments.................        0    $ (600)
            Net retirement plan
              Purchase Payments.................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject

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to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

Financial Statements
--------------------------------------------------------------------------------

Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.



           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----
          General Information...................................   3
          Federal Tax Matters...................................   3
             Economic Growth and Tax Relief Reconciliation Act
               of 2001..........................................   3
             Tax Consequences of Purchase Payments..............   4
             Tax Consequences of Distributions..................   6
             Special Tax Consequences -- Early Distribution.....   8
             Special Tax Consequences --
               Required Distributions...........................   9
             Tax Free Rollovers, Transfers and Exchanges........  10
          Exchange Privilege....................................  11
             Exchanges From Independence Plus Contracts.........  11
             Exchanges From V-Plan Contracts....................  12
             Exchanges From SA-1 and SA-2 Contracts.............  13
             Exchanges From Impact Contracts....................  15
             Exchanges From Compounder Contracts................  16
             Information That May Be Applicable To
               Any Exchange.....................................  16


                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  17
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  19
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  20
             Assumed Investment Rate............................  20
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  21
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  22
          Comments on Financial Statements......................  22


         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

--------------------------------------------------------------------------------


Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the

--------------------------------------------------------------------------------


portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals
$108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals
$108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director

For Series 1.40 to 12.40                                            May 1, 2009


Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information, dated May 1, 2009, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------


VALIC Company I Funds               VALIC Company II Funds               Public Funds
Asset Allocation Fund               Aggressive Growth Lifestyle Fund     SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund               Capital Appreciation Fund            SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund         Conservative Growth Lifestyle Fund   Ariel Appreciation Fund
Capital Conservation Fund           Core Bond Fund                       Ariel Fund
Core Equity Fund                    High Yield Bond Fund                 Lou Holland Growth Fund
Core Value Fund                     International Small Cap Equity Fund  Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                  Large Cap Value Fund                 Vanguard Lifestrategy Growth Fund
Global Equity Fund                  Mid Cap Growth Fund                  Vanguard Lifestrategy Moderate Growth Fund
Global Real Estate Fund             Mid Cap Value Fund                   Vanguard Long-Term Investment-Grade Fund
Global Social Awareness Fund        Moderate Growth Lifestyle Fund       Vanguard Long-Term Treasury Fund
Global Strategy Fund                Money Market II Fund                 Vanguard Wellington Fund
Government Securities Fund          Small Cap Growth Fund                Vanguard Windsor II Fund
Growth Fund                         Small Cap Value Fund
Growth & Income Fund                Socially Responsible Fund
Health Sciences Fund                Strategic Bond Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

Table of Contents
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   4

Selected Purchase Unit Data.....................................   8

Highlights......................................................  12

General Information.............................................  14
   About the Contracts..........................................  14
   About VALIC..................................................  14
   American Home Assurance Company..............................  14
   About VALIC Separate Account A...............................  15
   Units of Interest............................................  15
   Distribution of the Contracts................................  15

Fixed and Variable Account Options..............................  15
   Fixed Account Options........................................  16
   Variable Account Options.....................................  16

Purchase Period.................................................  24
   Account Establishment........................................  24
   When Your Account Will Be Credited...........................  25
   Purchase Units...............................................  25
   Calculation of Value for Fixed Account Options...............  25
   Calculation of Value for Variable Account Options............  26
   Premium Enhancement Credit...................................  26
   Stopping Purchase Payments...................................  27
   IncomeLOCK...................................................  27

Transfers Between Investment Options............................  29
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  29
   Communicating Transfer or Reallocation Instructions..........  30
   Effective Date of Transfer...................................  30
   Transfers During the Payout Period...........................  30

Fees and Charges................................................  31
   Account Maintenance Charge...................................  31
   Surrender Charge.............................................  31
       Amount of Surrender Charge...............................  31
       10% Free Withdrawal......................................  31
       Exceptions to Surrender Charge...........................  31
   Premium Tax Charge...........................................  32
   Separate Account Charges.....................................  32
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  32
   Separate Account Expense Reimbursements or Credits...........  33
   Market Value Adjustment ("MVA")..............................  33
   IncomeLOCK...................................................  33
   Other Charges................................................  33

Payout Period...................................................  34
   Fixed Payout.................................................  34
   Assumed Investment Rate......................................  34
   Variable Payout..............................................  34
   Combination Fixed and Variable Payout........................  34
   Partial Annuitization........................................  34
   Payout Date..................................................  34
   Payout Options...............................................  35
   Payout Information...........................................  35


                                                                 Page
                                                                 ----

          Surrender of Account Value............................  36
             When Surrenders Are Allowed........................  36
             Surrender Process..................................  36
             Amount That May Be Surrendered.....................  36
             Surrender Restrictions.............................  36
             Partial Surrenders.................................  37
             Systematic Withdrawals.............................  37
             Distributions Required by Federal Tax Law..........  37
             IncomeLOCK.........................................  37

          Exchange Privilege....................................  39
             Restrictions on Exchange Privilege.................  39
             Taxes and Conversion Costs.........................  39
             Surrender Charges..................................  39
             Exchange Offers for Contracts Other Than
               Portfolio Director...............................  40
             Comparison of Contracts............................  40
             Features of Portfolio Director.....................  40

          Death Benefits........................................  40
             The Process........................................  40
             Beneficiary Information............................  41
                 Spousal Beneficiaries..........................  41
                 Beneficiaries Other Than Spouses...............  41
             Special Information for Individual
               Nonqualified Contracts...........................  41
             During the Purchase Period.........................  41
             Interest Guaranteed Death Benefit..................  41
             Standard Death Benefit.............................  42
             During the Payout Period...........................  42
             IncomeLOCK.........................................  43

          Other Contract Features...............................  43
             Changes That May Not Be Made.......................  43
             Change of Beneficiary..............................  43
             Contingent Owner...................................  43
             Cancellation -- The 20 Day "Free Look".............  43
             We Reserve Certain Rights..........................  44
             Relationship to Employer's Plan....................  44

          Voting Rights.........................................  44
             Who May Give Voting Instructions...................  44
             Determination of Fund Shares Attributable to
               Your Account.....................................  44
                 During the Purchase Period.....................  44
                 During the Payout Period or after a Death
                   Benefit Has Been Paid........................  44
             How Fund Shares Are Voted..........................  44

          Federal Tax Matters...................................  45
             Types of Plans.....................................  45
             Tax Consequences in General........................  45
             Effect of Tax-Deferred Accumulations...............  47

          Legal Proceedings.....................................  48

          Financial Statements..................................  48

          Table of Contents of Statement of
            Additional Information..............................  48

          Appendix to the Prospectus -- IncomeLOCK
            Withdrawal Examples.................................  48

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.


      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.


      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.


      Guided Portfolio Services(R) ("GPS") -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.


      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.
Fee Tables
--------------------------------------------------------------------------------
 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                    5.00%
----------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                          $60
----------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized)  0-3.5%
----------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

--------------------------------------------------------------------------------


 Separate Account Charges


                                                                                           $3.75
                                                                                            per
Variable Account Option Maintenance Charge (1)                                            quarter
--------------------------------------------------------------------------------------------------
                                                                                           Annual
                                                                                          Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)  Account
(as a percentage of assets invested):                                                     Fee (%)
--------------------------------------------------------------------------------------------------
   VALIC Company I (formerly named AIG Retirement Company I)
--------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                0.60
--------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                0.60
--------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                          0.60
--------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                            0.60
--------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                     0.60
--------------------------------------------------------------------------------------------------
       Core Value Fund                                                                      0.60
--------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                   0.60
--------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                   0.60
--------------------------------------------------------------------------------------------------
       Global Real Estate Fund (formerly named Real Estate Fund)                            0.60
--------------------------------------------------------------------------------------------------
       Global Social Awareness Fund                                                         0.60
--------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                 0.60
--------------------------------------------------------------------------------------------------
       Government Securities Fund                                                           0.60
--------------------------------------------------------------------------------------------------
       Growth Fund                                                                          0.60
--------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                 0.60
--------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                 0.60
--------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                             0.60
--------------------------------------------------------------------------------------------------
       International Equities Fund                                                          0.60
--------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                   0.60
--------------------------------------------------------------------------------------------------
       International Growth I Fund                                                          0.60
--------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                  0.60
--------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                            0.60
--------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                   0.60
--------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                        0.60
--------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                  0.60
--------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                             0.60
--------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                            0.60
--------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                     0.60
--------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                       0.60
--------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                 0.60
--------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                        0.60
--------------------------------------------------------------------------------------------------
       Small-Mid Growth Fund                                                                0.60
--------------------------------------------------------------------------------------------------
       Stock Index Fund                                                                     0.60
--------------------------------------------------------------------------------------------------
       Value Fund                                                                           0.60
--------------------------------------------------------------------------------------------------
   VALIC Company II (formerly named AIG Retirement Company II)
--------------------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                                     0.35
--------------------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                            0.35
--------------------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                                   0.35
--------------------------------------------------------------------------------------------------
       Core Bond Fund                                                                       0.35
--------------------------------------------------------------------------------------------------
       High Yield Bond Fund                                                                 0.35
--------------------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                                  0.35
--------------------------------------------------------------------------------------------------
       Large Cap Value Fund                                                                 0.35
--------------------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                                  0.35
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   VALIC Company II (continued)
-----------------------------------------------------------------------------------
       Mid Cap Value Fund                                                      0.35
-----------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                          0.35
-----------------------------------------------------------------------------------
       Money Market II Fund                                                    0.35
-----------------------------------------------------------------------------------
       Small Cap Growth Fund                                                   0.35
-----------------------------------------------------------------------------------
       Small Cap Value Fund                                                    0.35
-----------------------------------------------------------------------------------
       Socially Responsible Fund                                               0.35
-----------------------------------------------------------------------------------
       Strategic Bond Fund                                                     0.35
-----------------------------------------------------------------------------------
   Public Funds
-----------------------------------------------------------------------------------
       SunAmerica 2015 High Watermark Fund, Class I                            0.85
-----------------------------------------------------------------------------------
       SunAmerica 2020 High Watermark Fund, Class I                            0.85
-----------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                 0.60
-----------------------------------------------------------------------------------
       Ariel Fund                                                              0.60
-----------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                 0.60
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares         0.85
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                      0.85
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares             0.85
-----------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares               0.60
-----------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                       0.60
-----------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                               0.85
-----------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                               0.85
-----------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 Optional IncomeLOCK Fee

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                    Fee Period  Annualized Fee Percentage
                    ----------  -------------------------
                    All years   0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.


Total Annual Mutual Fund Operating Expenses                                               Minimum Maximum
---------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                              0.21%  5.04%*
---------------------------------------------------------------------------------------------------------

--------

* This maximum expense amount of 5.04% shown above reflects the expenses of a new mutual fund, which are generally higher than those of established or mature funds. The actual expense incurred by fund shareholders has been reduced due to a contractual agreement with the Fund's Board of Directors that continues through September 30, 2009. The maximum Total Annual Mutual Fund Operating Expense (net of waivers or reimbursements) is 0.95%.

--------------------------------------------------------------------------------

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 0.85%, investment in a Variable Account Option with the highest total expenses (5.04%), and election of the optional IncomeLOCK feature at 0.65%. We have used the required gross amount of 5.04% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                        $1,094 $2,352  $3,572   $6,075


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $651  $1,923  $3,156   $6,075


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $651  $1,923  $3,156   $6,075



The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.35%, investment in a Variable Account Option with the lowest total expenses (0.21%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $529   $687    $826     $732


(2) If you annuitize your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $60    $187    $326     $732


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $60    $187    $326     $732


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------



Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option. The 2005 data for the Inflation Protected Fund and the SunAmerica High Watermark Funds begins on February 22. The 2006 data for the Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Growth Fund begins on May 30, 2006, the date these funds were added to Portfolio Director. The 2008 data for the Global Real Estate Fund (formerly the Real Estate Fund) begins on May 1, 2008, the date this fund was added to Portfolio Director.



                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
  VALIC Company I
    Asset Allocation Fund (Division 5)       2008 5.740   4.444        43,079
                                             2007 5.432   5.740        51,018
                                             2006 4.890   5.432        41,299
                                             2005 4.743   4.890        68,398
                                             2004 4.398   4.743       104,508
                                             2003 3.697   4.398       817,455
                                             2002 4.104   3.697       864,202
                                             2001 4.310   4.104       552,475
                                             2000 4.447   4.310       541,967
                                             1999 4.003   4.447       516,580
    Blue Chip Growth Fund (Division 72)      2008 1.072   0.609     6,036,349
                                             2007 0.954   1.072     2,571,034
                                             2006 0.877   0.954     1,955,883
                                             2005 0.833   0.877     1,943,533
                                             2004 0.769   0.833     1,701,083
                                             2003 0.598   0.769     2,956,387
                                             2002 0.794   0.598     1,798,857
                                             2001 0.932   0.794       744,578
                                             2000    --   0.932            --
    Broad Cap Value Income Fund
     (Division 75)                           2008 1.171   0.763       318,615
                                             2007 1.156   1.171       262,950
                                             2006 1.012   1.156       316,317
                                             2005    --      --            --
    Capital Conservation Fund (Division 7)   2008 3.169   3.055       325,510
                                             2007 3.075   3.169       422,902
                                             2006 2.960   3.075       439,627
                                             2005 2.926   2.960       131,131
                                             2004 2.831   2.926       180,217
                                             2003 2.735   2.831       718,508
                                             2002 2.526   2.735       655,773
                                             2001 2.358   2.526       413,153
                                             2000 2.172   2.358       200,998
                                             1999 2.194   2.172       194,756
    Core Equity Fund (Division 15)           2008 2.547   1.593       773,394
                                             2007 2.489   2.547     1,339,870
                                             2006 2.241   2.489     1,542,826
                                             2005 2.168   2.241     2,285,402
                                             2004 2.019   2.168     2,966,192
                                             2003 1.602   2.019     4,451,054
                                             2002 2.070   1.602     4,247,981
                                             2001 2.457   2.070     2,770,881
                                             2000 2.638   2.457     2,802,135
                                             1999 2.471   2.638     3,034,597
    Core Value Fund (Division 21)            2008 2.036   1.311       529,452
                                             2007 2.058   2.036     1,376,939
                                             2006 1.767   2.058     1,628,845
                                             2005 1.700   1.767     3,214,697
                                             2004 1.516   1.700     3,896,402
                                             2003 1.181   1.516     5,337,891
                                             2002 1.477   1.181     5,195,789
                                             2001 1.621   1.477     3,163,792
                                             2000    --   1.621            --
    Foreign Value Fund (Division 89)         2008 1.355   0.747    10,564,087
                                             2007 1.227   1.355    11,585,693
                                             2006 1.067   1.227    11,146,312
                                             2005    --      --            --
    Global Equity Fund (Division 87)         2008 1.325   0.710     4,429,851
                                             2007 1.222   1.325    21,583,563
                                             2006 1.066   1.222    18,542,675
                                             2005    --      --            --
    Global Real Estate Fund (Division 101)   2008    --   0.645     1,435,798


                                                                    Number of
                                                    Unit    Unit      Units
                                                   Value   Value   Outstanding
Fund Name                                     Year at 1/1 at 12/31   at 12/31
---------                                     ---- ------ -------- ------------
  Global Social Awareness Fund
   (Division 12)                              2008 4.749   2.833     1,006,351
                                              2007 4.577   4.749       976,365
                                              2006 3.986   4.577       910,144
                                              2005 3.853   3.986       892,492
                                              2004 3.505   3.853     1,007,928
                                              2003 2.745   3.505     1,734,049
                                              2002 3.607   2.745     1,868,794
                                              2001 4.095   3.607       621,775
                                              2000 4.596   4.095       653,150
                                              1999 3.897   4.596       631,193
  Global Strategy Fund (Division 88)          2008 1.335   1.051     4,539,740
                                              2007 1.220   1.335     4,996,405
                                              2006 1.086   1.220     5,164,185
                                              2005    --      --            --
  Government Securities Fund (Division 8)     2008 3.292   3.592       294,595
                                              2007 3.076   3.292       171,495
                                              2006 3.004   3.076       122,767
                                              2005 2.945   3.004       235,623
                                              2004 2.864   2.945       295,626
                                              2003 2.848   2.864     1,511,508
                                              2002 2.558   2.848     1,242,127
                                              2001 2.410   2.558       509,780
                                              2000 2.147   2.410       240,490
                                              1999 2.222   2.147       338,782
  Growth Fund (Division 78)                   2008 1.131   0.679     7,512,120
                                              2007 0.940   1.131    32,052,377
                                              2006 0.914   0.940    36,312,466
                                              2005    --      --            --
  Growth & Income Fund (Division 16)          2008 2.790   1.754       282,364
                                              2007 2.622   2.790       293,799
                                              2006 2.287   2.622       202,754
                                              2005 2.268   2.287       295,142
                                              2004 2.060   2.268       378,755
                                              2003 1.690   2.060       996,416
                                              2002 2.166   1.690       970,967
                                              2001 2.424   2.166       781,887
                                              2000 2.735   2.424       745,693
                                              1999 2.240   2.735       704,903
  Health Sciences Fund (Division 73)          2008 1.453   1.017     2,086,000
                                              2007 1.243   1.453     2,526,736
                                              2006 1.153   1.243     2,507,336
                                              2005 1.026   1.153     3,061,825
                                              2004 0.895   1.026     2,989,061
                                              2003 0.657   0.895     5,464,309
                                              2002 0.914   0.657     2,585,106
                                              2001 1.001   0.914     1,062,608
                                              2000    --   1.001            --
  Inflation Protected Fund (Division 77)      2008 1.093   1.028       811,287
                                              2007 1.020   1.093        79,899
                                              2006 1.022   1.020        49,927
                                              2005 1.007   1.022       103,887
  International Equities Fund (Division 11)   2008 2.315   1.303     3,821,556
                                              2007 2.141   2.315     3,374,713
                                              2006 1.751   2.141     2,536,156
                                              2005 1.505   1.751     1,083,111
                                              2004 1.285   1.505       498,972
                                              2003 0.997   1.285       772,467
                                              2002 1.235   0.997       380,023
                                              2001 1.593   1.235       270,045
                                              2000 1.937   1.593       200,791
                                              1999 1.509   1.937       274,636

--------------------------------------------------------------------------------


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
 Fund Name                                   Year at 1/1 at 12/31   at 12/31
 ---------                                   ---- ------ -------- ------------
   International Government Bond Fund
    (Division 13)                            2008  2.661   2.630    1,549,545
                                             2007  2.501   2.661      951,630
                                             2006  2.331   2.501      414,922
                                             2005  2.359   2.331      725,127
                                             2004  2.145   2.359      932,794
                                             2003  1.807   2.145    1,635,564
                                             2002  1.549   1.807    1,001,692
                                             2001  1.588   1.549      298,185
                                             2000  1.662   1.588      292,521
                                             1999  1.778   1.662      308,660
   International Growth I Fund
    (Division 20)                            2008  2.813   1.622    2,097,063
                                             2007  2.467   2.813    2,502,365
                                             2006  1.964   2.467    2,263,168
                                             2005  1.738   1.964    4,178,033
                                             2004  1.512   1.738    4,937,321
                                             2003  1.213   1.512   19,551,044
                                             2002  1.493   1.213   19,282,231
                                             2001  2.031   1.493   19,480,219
                                             2000     --   2.031           --
   Large Cap Core Fund (Division 76)         2008  1.184   0.794    2,670,747
                                             2007  1.102   1.184      249,630
                                             2006  0.999   1.102      297,019
                                             2005     --      --           --
   Large Capital Growth Fund (Division 79)   2008  1.284   0.784    5,003,388
                                             2007  1.122   1.284    8,183,163
                                             2006  1.028   1.122    8,924,788
                                             2005     --      --           --
   Mid Cap Index Fund (Division 4)           2008 11.932   7.485    1,384,721
                                             2007 11.152  11.932    3,377,619
                                             2006 10.202  11.152    3,264,013
                                             2005  9.147  10.202    4,626,356
                                             2004  7.930   9.147    4,150,743
                                             2003  5.904   7.930    6,153,555
                                             2002  6.980   5.904    4,544,820
                                             2001  7.088   6.980    2,759,353
                                             2000  6.117   7.088    2,054,748
                                             1999  5.355   6.117    1,244,725
   Mid Cap Strategic Growth Fund
    (Division 83)                            2008  1.544   0.797    2,291,545
                                             2007  1.197   1.544    4,561,455
                                             2006  1.154   1.197    3,498,730
                                             2005     --      --           --
   Money Market I Fund (Division 6)          2008  2.311   2.348    3,350,461
                                             2007  2.221   2.311    6,995,461
                                             2006  2.135   2.221    5,309,159
                                             2005  2.091   2.135   11,258,258
                                             2004  2.087   2.091   12,486,400
                                             2003  2.087   2.087   14,189,330
                                             2002  2.074   2.087   15,407,573
                                             2001  2.012   2.074    9,332,128
                                             2000  1.909   2.012    8,885,219
                                             1999  1.834   1.909    7,687,167
   Nasdaq-100 Index Fund (Division 46)       2008  0.604   0.346    1,624,668
                                             2007  0.512   0.604    2,271,567
                                             2006  0.483   0.512    2,357,989
                                             2005  0.480   0.483    5,083,720
                                             2004  0.439   0.480    6,617,868
                                             2003  0.296   0.439   12,218,780
                                             2002  0.482   0.296    3,956,142
                                             2001  0.718   0.482    1,467,307
                                             2000     --   0.718           --
   Science & Technology Fund
    (Division 17)                            2008  2.836   1.523    2,429,103
                                             2007  2.424   2.836    9,328,934
                                             2006  2.304   2.424   10,343,844
                                             2005  2.243   2.304   12,389,905
                                             2004  2.239   2.243   13,920,657
                                             2003  1.487   2.239   16,906,927
                                             2002  2.502   1.487   12,884,236
                                             2001  4.280   2.502    4,873,682
                                             2000  6.537   4.280    4,060,355
                                             1999  3.272   6.537    3,286,480


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
 Fund Name                                   Year at 1/1 at 12/31   at 12/31
 ---------                                   ---- ------ -------- ------------
   Small Cap Aggressive Growth Fund
    (Division 86)                            2008 1.162   0.686       848,671
                                             2007 1.021   1.162       762,472
                                             2006 1.005   1.021       622,639
                                             2005    --      --            --
   Small Cap Fund (Division 18)              2008 2.856   1.866     1,134,532
                                             2007 3.063   2.856     1,368,123
                                             2006 2.843   3.063     1,630,818
                                             2005 2.665   2.843     5,356,147
                                             2004 2.252   2.665     6,244,257
                                             2003 1.661   2.252    22,524,144
                                             2002 2.181   1.661    22,831,723
                                             2001 2.310   2.181    23,842,489
                                             2000    --   2.310            --
   Small Cap Index Fund (Division 14)        2008 4.029   2.624     1,997,123
                                             2007 4.132   4.029     4,417,329
                                             2006 3.521   4.132     4,207,324
                                             2005 3.397   3.521     3,407,414
                                             2004 2.899   3.397     3,011,505
                                             2003 1.991   2.899     4,726,480
                                             2002 2.530   1.991     2,879,348
                                             2001 2.495   2.530     1,796,231
                                             2000 2.598   2.495     1,437,650
                                             1999 2.155   2.598       949,989
   Small Cap Special Values Fund
    (Division 84)                            2008 1.041   0.667     2,969,120
                                             2007 1.164   1.041     3,496,149
                                             2006 1.046   1.164     4,410,166
                                             2005    --      --            --
   Small-Mid Growth Fund (Division 85)       2008 1.022   0.613       952,817
                                             2007 1.058   1.022     1,060,246
                                             2006 1.017   1.058     1,326,519
                                             2005    --      --            --
   Stock Index Fund (Division 10)            2008 6.325   3.948     4,610,545
                                             2007 6.053   6.325    16,814,360
                                             2006 5.277   6.053    17,461,782
                                             2005 5.077   5.277    22,842,446
                                             2004 4.622   5.077    24,150,777
                                             2003 3.627   4.622    33,142,910
                                             2002 4.704   3.627    28,356,507
                                             2001 5.390   4.704    15,668,786
                                             2000 5.982   5.390    13,545,949
                                             1999 4.991   5.982    11,637,991
   Value Fund (Division 74)                  2008 1.495   0.859     3,076,947
                                             2007 1.415   1.495       733,730
                                             2006 1.223   1.415       630,287
                                             2005 1.157   1.223       405,407
                                             2004 1.001   1.157       186,509
                                             2003 0.799   1.001       265,766
                                             2002 1.000   0.799        96,020
                                             2001    --   1.000            --
 VALIC Company II
   Aggressive Growth Lifestyle Fund
    (Division 48)                            2008 2.063   1.378       993,829
                                             2007 1.885   2.063     1,066,647
                                             2006 1.660   1.885       837,701
                                             2005 1.488   1.660     1,694,406
                                             2004 1.316   1.488     1,766,337
                                             2003 1.021   1.316     2,187,204
                                             2002 1.257   1.021     2,079,689
                                             2001 1.441   1.257     2,685,367
                                             2000 1.546   1.441     2,127,577
                                             1999 1.194   1.546     1,674,512
   Capital Appreciation Fund (Division 39)   2008 1.237   0.688     1,027,117
                                             2007 1.035   1.237     1,100,795
                                             2006 0.983   1.035       962,418
                                             2005 0.954   0.983     2,369,942
                                             2004 0.876   0.954     4,224,415
                                             2003 0.698   0.876    14,435,443
                                             2002 1.012   0.698    14,138,366
                                             2001 1.293   1.012    14,375,415
                                             2000 1.676   1.293    12,563,787
                                             1999 1.242   1.676     9,513,851

--------------------------------------------------------------------------------


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
    Conservative Growth Lifestyle Fund
     (Division 50)                           2008 1.960   1.595      486,048
                                             2007 1.836   1.960      428,327
                                             2006 1.681   1.836      298,050
                                             2005 1.588   1.681    1,110,673
                                             2004 1.460   1.588    1,305,402
                                             2003 1.251   1.460    1,666,625
                                             2002 1.322   1.251    1,676,792
                                             2001 1.350   1.322    1,938,484
                                             2000 1.314   1.350    1,531,710
                                             1999 1.164   1.314    1,160,286
    Core Bond Fund (Division 58)             2008 1.511   1.434      918,510
                                             2007 1.460   1.511    6,164,002
                                             2006 1.396   1.460    4,850,555
                                             2005 1.371   1.396    7,955,133
                                             2004 1.313   1.371    6,464,717
                                             2003 1.267   1.313    5,850,077
                                             2002 1.168   1.267    3,812,558
                                             2001 1.097   1.168      503,652
                                             2000    --   1.097      299,331
    High Yield Bond Fund (Division 60)       2008 1.895   1.297    1,076,268
                                             2007 1.874   1.895    1,066,929
                                             2006 1.674   1.874      886,582
                                             2005 1.566   1.674      842,935
                                             2004 1.356   1.566      786,706
                                             2003 1.047   1.356    1,412,082
                                             2002 1.070   1.047      369,951
                                             2001 1.013   1.070      264,978
                                             2000 1.082   1.013           --
                                             1999 1.055   1.082          410
    International Small Cap Equity II Fund
     (Division 33)                           2008 2.258   1.318    2,957,259
                                             2007 2.141   2.258    3,492,588
                                             2006 1.787   2.141    2,222,958
                                             2005 1.385   1.787    3,463,850
                                             2004 1.165   1.385      569,362
                                             2003 0.913   1.165    1,888,270
                                             2002 1.109   0.913    1,609,835
                                             2001 1.373   1.109    1,448,602
                                             2000 1.644   1.373    1,016,595
                                             1999 1.053   1.644      329,526
    Large Cap Value Fund (Division 40)       2008 2.238   1.411      841,753
                                             2007 2.179   2.238    1,549,643
                                             2006 1.844   2.179    1,144,596
                                             2005 1.700   1.844      867,705
                                             2004 1.502   1.700      818,848
                                             2003 1.183   1.502    2,114,500
                                             2002 1.348   1.183    1,155,644
                                             2001 1.378   1.348      616,161
                                             2000 1.310   1.378      343,968
                                             1999 1.248   1.310      287,197
    Mid Cap Growth Fund (Division 37)        2008 1.540   0.819      890,588
                                             2007 1.357   1.540    1,057,318
                                             2006 1.183   1.357      691,830
                                             2005 1.067   1.183    1,012,858
                                             2004 0.951   1.067    1,297,312
                                             2003 0.689   0.951    2,729,051
                                             2002 0.991   0.689    1,534,706
                                             2001 1.430   0.991    1,274,846
                                             2000 1.431   1.430      692,475
                                             1999 1.350   1.431      393,589
    Mid Cap Value Fund (Division 38)         2008 3.545   2.165    3,365,688
                                             2007 3.460   3.545    4,547,940
                                             2006 2.974   3.460    3,901,778
                                             2005 2.728   2.974    6,755,672
                                             2004 2.355   2.728    5,941,957
                                             2003 1.648   2.355    2,729,051
                                             2002 1.923   1.648    1,534,706
                                             2001 1.965   1.923    1,274,846
                                             2000 1.530   1.965    2,698,780
                                             1999 1.256   1.530    1,116,041


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
 Fund Name                                   Year at 1/1 at 12/31   at 12/31
 ---------                                   ---- ------ -------- ------------
   Moderate Growth Lifestyle Fund
    (Division 49)                            2008 2.068   1.521      797,578
                                             2007 1.906   2.068      776,491
                                             2006 1.723   1.906      497,142
                                             2005 1.591   1.723    3,389,414
                                             2004 1.436   1.591    4,148,673
                                             2003 1.168   1.436    6,133,401
                                             2002 1.308   1.168    6,168,318
                                             2001 1.392   1.308    7,634,116
                                             2000 1.405   1.392    6,590,639
                                             1999 1.187   1.405    3,491,046
   Money Market II Fund (Division 44)        2008 1.308   1.333    2,846,893
                                             2007 1.254   1.308    3,277,618
                                             2006 1.204   1.254    3,012,427
                                             2005 1.176   1.204    1,054,289
                                             2004 1.170   1.176    1,132,568
                                             2003 1.167   1.170    3,423,139
                                             2002 1.157   1.167    3,047,552
                                             2001 1.119   1.157    1,247,488
                                             2000    --   1.119        1,274
   Small Cap Growth Fund (Division 35)       2008 1.741   0.985      624,705
                                             2007 1.679   1.741      744,378
                                             2006 1.532   1.679      674,340
                                             2005 1.467   1.532    1,719,601
                                             2004 1.328   1.467    2,502,710
                                             2003 0.914   1.328    8,273,066
                                             2002 1.365   0.914    7,366,646
                                             2001 1.797   1.365    7,240,731
                                             2000 2.285   1.797    6,399,633
                                             1999 1.351   2.285    2,975,505
   Small Cap Value Fund (Division 36)        2008 2.370   1.660    1,562,640
                                             2007 2.557   2.370    3,811,579
                                             2006 2.160   2.557    2,590,680
                                             2005 2.031   2.160    5,333,620
                                             2004 1.708   2.031    4,604,101
                                             2003 1.231   1.708    4,450,137
                                             2002 1.411   1.231    3,382,127
                                             2001 1.322   1.411      935,911
                                             2000 1.086   1.322      152,120
                                             1999 1.167   1.086       80,739
   Socially Responsible Fund (Division 41)   2008 1.586   0.987    1,567,566
                                             2007 1.531   1.586    3,591,862
                                             2006 1.329   1.531    1,757,764
                                             2005 1.281   1.329    1,298,733
                                             2004 1.169   1.281    1,558,254
                                             2003 0.915   1.169    3,159,919
                                             2002 1.198   0.915    2,954,574
                                             2001 1.362   1.198    2,984,678
                                             2000 1.505   1.362    2,795,968
                                             1999 1.279   1.505    2,715,174
   Strategic Bond Fund (Division 59)         2008 1.996   1.706    2,511,986
                                             2007 1.923   1.996    2,667,037
                                             2006 1.778   1.923    1,756,315
                                             2005 1.700   1.778    1,694,660
                                             2004 1.543   1.700    1,456,929
                                             2003 1.296   1.543    2,017,062
                                             2002 1.220   1.296    1,159,362
                                             2001 1.107   1.220      604,606
                                             2000 1.088   1.107      148,345
                                             1999 1.051   1.088       33,066
 Public Funds
 SunAmerica 2015 High Watermark
  (Division 81)                              2008 1.190   1.123       25,520
                                             2007 1.134   1.190       20,089
                                             2006 1.034   1.134       23,876
                                             2005 1.000   1.034      321,605
 SunAmerica 2020 High Watermark
  (Division 82)                              2008 1.207   1.002        5,303
                                             2007 1.151   1.207        2,746
                                             2006 1.047   1.151        7,654
                                             2005 1.000   1.047       11,209

--------------------------------------------------------------------------------


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
  Ariel Appreciation Fund (Division 69)      2008 1.773   1.044     1,826,979
                                             2007 1.809   1.773     6,373,849
                                             2006 1.640   1.809     6,665,028
                                             2005 1.603   1.640     9,085,472
                                             2004 1.426   1.603     9,283,122
                                             2003 1.095   1.426    14,414,655
                                             2002 1.229   1.095     9,651,112
                                             2001 1.064   1.229     2,666,627
                                             2000    --   1.064           119
  Ariel Fund (Division 68)                   2008 1.974   1.015     2,893,051
                                             2007 2.020   1.974     9,679,539
                                             2006 1.842   2.020     9,670,021
                                             2005 1.836   1.842    11,974,748
                                             2004 1.514   1.836    11,663,898
                                             2003 1.190   1.514    12,565,403
                                             2002 1.262   1.190     7,635,540
                                             2001 1.112   1.262     1,565,994
                                             2000    --   1.112            --
  Lou Holland Growth Fund (Division 70)      2008 1.074   0.696     1,494,859
                                             2007 0.988   1.074     1,367,313
                                             2006 0.945   0.988     1,599,274
                                             2005 0.958   0.945     2,090,468
                                             2004 0.867   0.958     1,878,587
                                             2003 0.683   0.867     1,996,662
                                             2002 0.875   0.683       718,560
                                             2001 0.928   0.875        72,356
                                             2000    --   0.928            --
  Vanguard LifeStrategy Conservative Growth
   Fund (Division 54)                        2008 1.644   1.312     1,088,132
                                             2007 1.550   1.644     1,176,728
                                             2006 1.413   1.550       960,607
                                             2005 1.365   1.413     3,559,902
                                             2004 1.274   1.365     3,688,296
                                             2003 1.102   1.274     9,476,600
                                             2002 1.175   1.102     7,155,948
                                             2001 1.185   1.175     5,622,110
                                             2000 1.160   1.185     4,608,676
                                             1999 1.085   1.160     3,665,491
  Vanguard LifeStrategy Growth Fund
   (Division 52)                             2008 1.779   1.157     2,001,770
                                             2007 1.669   1.779     2,031,848
                                             2006 1.450   1.669     2,180,003
                                             2005 1.368   1.450     5,639,072
                                             2004 1.226   1.368     7,687,043
                                             2003 0.962   1.226    37,609,185
                                             2002 1.152   0.962    32,138,316
                                             2001 1.275   1.152    26,747,154
                                             2000 1.360   1.275    20,760,221
                                             1999 1.169   1.360    15,310,158
  Vanguard LifeStrategy Moderate Growth
   Fund (Division 53)                        2008 1.727   1.259     2,390,039
                                             2007 1.623   1.727     2,917,032
                                             2006 1.444   1.623     2,815,554
                                             2005 1.378   1.444     9,566,499
                                             2004 1.257   1.378    11,852,735
                                             2003 1.036   1.257    48,775,655
                                             2002 1.165   1.036    42,797,007
                                             2001 1.229   1.165    35,577,427
                                             2000 1.251   1.229    28,958,521
                                             1999 1.127   1.251    22,135,061


                                                                 Number of
                                                 Unit    Unit      Units
                                                Value   Value   Outstanding
   Fund Name                               Year at 1/1 at 12/31   at 12/31
   ---------                               ---- ------ -------- ------------
   Vanguard Long-Term Investment-Grade
    Fund (Division 22)                     2008 2.176   2.212       899,174
                                           2007 2.110   2.176     1,270,669
                                           2006 2.063   2.110     1,451,598
                                           2005 1.974   2.063     2,566,630
                                           2004 1.823   1.974     3,319,915
                                           2003 1.726   1.823     6,914,295
                                           2002 1.534   1.726     6,535,896
                                           2001 1.408   1.534     5,499,147
                                           2000 1.268   1.408     3,872,413
                                           1999 1.361   1.268     3,874,406
   Vanguard Long-Term Treasury Fund
    (Division 23)                          2008 2.273   2.768     1,831,581
                                           2007 2.093   2.273     1,840,012
                                           2006 2.070   2.093     2,193,685
                                           2005 1.953   2.070     3,852,945
                                           2004 1.834   1.953     4,506,673
                                           2003 1.797   1.834     7,156,569
                                           2002 1.550   1.797     7,071,533
                                           2001 1.494   1.550     2,633,211
                                           2000 1.256   1.494     1,825,127
                                           1999 1.384   1.256     1,466,945
   Vanguard Wellington Fund (Division 25)  2008 2.934   2.260     6,005,134
                                           2007 2.730   2.934    19,078,304
                                           2006 2.396   2.730    17,194,121
                                           2005 2.262   2.396    19,100,937
                                           2004 2.052   2.262    19,953,736
                                           2003 1.714   2.052    29,224,994
                                           2002 1.856   1.714    25,923,835
                                           2001 1.797   1.856    16,402,597
                                           2000 1.642   1.797    13,742,690
                                           1999 1.586   1.642    13,813,418
   Vanguard Windsor II Fund (Division 24)  2008 2.887   1.812     6,249,982
                                           2007 2.848   2.887    18,522,732
                                           2006 2.429   2.848    17,525,237
                                           2005 2.289   2.429    28,511,819
                                           2004 1.951   2.289    28,778,096
                                           2003 1.513   1.951    40,951,351
                                           2002 1.835   1.513    34,780,852
                                           2001 1.916   1.835    23,136,739
                                           2000 1.654   1.916    18,619,663
                                           1999 1.770   1.654    18,903,967

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."


Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 0.85% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."


IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.


Transfers can be made by calling VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."


Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.


On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 77.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 77.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.


American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

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About VALIC Separate Account A


When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account

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Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options


Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


      Fixed Account Options                Investment Objective
      ---------------------                --------------------
      Fixed Account Plus          This account provides fixed-return
                                  investment growth for the long-term. It
                                  is credited with interest at rates set
                                  by VALIC. The account is guaranteed to
                                  earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated. Purchase Payments
                                  allocated to a fixed account option
                                  will receive a current rate of
                                  interest. There are limitations on
                                  transfers out of this option. If you
                                  transfer assets from Fixed Account Plus
                                  to another investment option, any
                                  assets transferred back into Fixed
                                  Account Plus within 90 days will
                                  receive a different rate of interest,
                                  than that paid for new Purchase
                                  Payments.

      Short-Term Fixed Account    This account provides fixed-return
                                  investment growth for the short-term.
                                  It is credited with interest at rates
                                  set by VALIC, which may be lower than
                                  the rates credited to Fixed Account
                                  Plus, above. The account is guaranteed
                                  to earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated.

      Multi-Year Enhanced Option  This account is a long-term investment
       ("Multi-Year Option")      option, providing a guaranteed interest
                                  rate for a guaranteed period (three,
                                  five, seven, or ten years) ("MVA
                                  Term"). Please see your Contract for
                                  minimum investment amounts and other
                                  requirements and restrictions. This
                                  option may not be available in all
                                  employee plans or states. All MVA Terms
                                  may not be available. Please see your
                                  financial advisor for information on
                                  the MVA Terms that are currently
                                  offered.


Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.


Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

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The Variable Account Options shown below include a brief description of each
Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.valic.com.


Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.


SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership.



Variable Account Options                          Investment Objective                             Adviser and Sub-Adviser
------------------------                          --------------------                             -----------------------
SunAmerica                Each High Watermark Fund seeks capital appreciation to the extent     Adviser: Trajectory Asset
2015 High Watermark Fund  consistent with preservation of capital investment gains in order to  Management LLC have a net asset value ("NAV") on its Protected Maturity Date at
SunAmerica                least equal to the Protected High Watermark Value. Each High          (SunAmerica Asset
2020 High Watermark Fund  Watermark Fund seeks high total return as a secondary objective.      Management Corp. is the daily
                                                                                                business manager.)
                          If you hold your Variable Investment Option Units until the
                          Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                          Watermark Fund reaching this value, and any extraordinary
                          expenses, and increased by appreciation in share value
                          subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                          The Protected Maturity Date for each High Watermark Fund is:
                          2015 High Watermark Fund            August 31, 2015
                          2020 High Watermark Fund            August 31, 2020

                          If you may need access to your money at any point prior to the
                          Protected Maturity Date, you should consider the
                          appropriateness of investing in the High Watermark Funds.
                          Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                          An investment in the High Watermark Funds may not be
                          appropriate for persons enrolled in GPS, an investment advisory product offered by VALIC Financial Advisors, Inc.

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
    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
Ariel Appreciation Fund -- a      Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust  stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy             Seeks to provide current income and low to moderate capital
Conservative Growth Fund          appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                  term fixed income investments, and 40% to common stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy             Seeks to provide capital appreciation and some current income.
Growth Fund                       This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                  The fund's indirect stock holdings consist substantially of large-
                                  cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                  stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                  government, agency, and investment-grade corporate bonds,
                                  as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy             Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund              level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                  holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-
                                  backed securities.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Investment-Grade Fund             by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Treasury Fund                     by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations           Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in         Adviser: Ariel Capital
the stocks of small companies with a market capitalization             Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt      Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will         Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital            The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard     investment adviser. Instead,
mutual funds according to a fixed formula that typically results       the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
term fixed income investments, and 40% to common stocks.               fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,     underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.         The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds      investment adviser. Instead,
according to a fixed formula that typically results in an allocation   the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.              decides how to allocate the
The fund's indirect stock holdings consist substantially of large-     fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.        underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate            The fund does not employ an
level of current income. This is a fund of funds, investing in         investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that          the fund's Board of Trustees
typically results in an allocation of about 60% of assets to           decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock              fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a      underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income        Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,     Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income        Adviser: The Vanguard Group
by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

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
 Variable Account Options                           Investment Objective                           Adviser and Sub-Adviser
  ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund     Seeks to provide long-term capital appreciation and reasonable      Adviser: Wellington
                             current income by investing in dividend-paying, and, to a lesser    Management Company, LLP
                             extent, non-dividend-paying common stocks of established
                             medium- and large-sized companies. In choosing these
                             companies, the Adviser seeks those that appear to be
                             undervalued but which have prospects to improve. The fund
                             also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                             mortgage-backed securities.

Vanguard Windsor II Fund     Seeks to provide long-term capital appreciation and income. The     Advisers: Armstrong, Shaw
                             fund invests mainly in large- and mid-sized companies whose         Associates, Inc.; Barrow,
                             stocks are considered by an adviser to be undervalued.              Hanley, Mewhinney &
                                                                                                 Strauss, Inc.; Hotchkis and
                                                                                                 Wiley Capital Management,
                                                                                                 LLC; Lazard Asset
                                                                                                 Management, LLC; and The
                                                                                                 Vanguard Group

VALIC Company I

Asset Allocation Fund        Seeks maximum aggregate rate of return over the long term           Adviser: VALIC
                             through controlled investment risk by adjusting its investment      Sub-Adviser: AIG Global
                             mix among stocks, long-term debt securities and short-term          Investment Corp.
                             money market securities.

Blue Chip Growth Fund        Seeks long-term capital growth by investing in the common           Adviser: VALIC
                             stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                             Income is a secondary objective.                                    Associates, Inc.

Broad Cap Value Income Fund  Seeks total return through capital appreciation with income as a    Adviser: VALIC
                             secondary objective by investing primarily in equity securities of  Sub-Adviser: Barrow, Hanley,
                             U.S. large- and medium-capitalization companies that are            Mewhinney & Straus, Inc.
                             undervalued.

Capital Conservation Fund    Seeks the highest possible total return consistent with the         Adviser: VALIC
                             preservation of capital through current income and capital gains    Sub-Adviser: AIG Global
                             on investments in intermediate- and long-term debt instruments      Investment Corp.
                             and other income producing securities.

Core Equity Fund             Seeks long-term growth of capital through investment primarily      Adviser: VALIC
                             in the equity securities of large-cap quality companies with long-  Sub-Adviser: BlackRock
                             term growth potential.                                              Investment Management, LLC

Core Value Fund              Seeks capital growth by investing in common stocks, though the      Adviser: VALIC
                             fund may invest in securities other than stocks. Income is a        Sub-Adviser: American
                             secondary objective. Two investment strategies will be utilized.    Century Investment
                             Half of the assets will be managed by employing a quantitative      Management, Inc.
                             income and growth investment strategy, while the remainder of the assets will be managed using a large company value
                             investment strategy. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                             S&P 500(R) Index.

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
  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
Foreign Value Fund             Seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Global Equity Fund             Seeks capital appreciation by investing primarily in mid-cap and large-cap companies with market capitalizations in excess of
                               $1 billion, although it can invest in companies of any size.

Global Real Estate Fund        Seeks high total return through long-term growth of capital and
(formerly Real Estate Fund)    current income by investing primarily in a diversified portfolio of equity investments in real estate and real estate-related
                               companies.


Global Social Awareness Fund   Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the fund. The fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe,
                               Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                               operations in countries with significant human rights concerns.

Global Strategy Fund           Seeks high total return by investing in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money
                               market instruments.

Government Securities Fund     Seeks high current income and protection of capital through investments in intermediate- and long-term U.S. government and government-sponsored debt securities.

Growth Fund                    Seeks long-term capital growth by using distinct investment strategies: a growth strategy (investing primarily in larger sized
                               U.S. companies); a disciplined growth strategy utilizing
                               quantitative management techniques; and a global growth
                               strategy (investing primarily in equity securities of issuers located in developed countries world-wide including the U.S.).

Growth & Income Fund           Seeks to provide long-term growth of capital and secondarily, current income, through investment in common stocks and
                               equity-related securities.

Health Sciences Fund           Seeks long-term capital growth through investments primarily in the common stocks of companies engaged in the research,
                               development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Inflation Protected Fund       Seeks maximum real return, consistent with appreciation of capital and prudent investment management. The fund invests in inflation-indexed fixed income securities issued by U.S. and non-
                               U.S. governments and corporations.


                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term growth of capital by investing primarily in equity     Adviser: VALIC
securities of companies located outside the U.S., including            Sub-Adviser: Templeton
emerging markets.                                                      Global Advisors Limited

Seeks capital appreciation by investing primarily in mid-cap and       Adviser: VALIC
large-cap companies with market capitalizations in excess of           Sub-Adviser: Putnam
$1 billion, although it can invest in companies of any size.           Investment Management, LLC

Seeks high total return through long-term growth of capital and        Adviser: VALIC
current income by investing primarily in a diversified portfolio of    Sub-Adviser: Invesco Aim
equity investments in real estate and real estate-related              Capital Management, Inc. and
companies.                                                             Goldman Sachs Asset
                                                                       Management, L.P.

Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
in common stocks, in companies which meet the social criteria          Sub-Adviser: AIG Global
established for the fund. The fund will typically invest in stocks of  Investment Corp.
large capitalization companies domiciled in the U.S., Europe,
Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco
products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
operations in countries with significant human rights concerns.

Seeks high total return by investing in equity securities of           Adviser: VALIC
companies in any country, fixed income (debt) securities of            Sub-Adviser: Franklin
companies and governments of any country, and in money                 Advisers, Inc. and Templeton
market instruments.                                                    Investment Counsel, LLC

Seeks high current income and protection of capital through            Adviser: VALIC
investments in intermediate- and long-term U.S. government and         Sub-Advisers: AIG Global
government-sponsored debt securities.                                  Investment Corp.

Seeks long-term capital growth by using distinct investment            Adviser: VALIC
strategies: a growth strategy (investing primarily in larger sized     Sub-Advisers: American
U.S. companies); a disciplined growth strategy utilizing               Century Global Investment
quantitative management techniques; and a global growth                Management, Inc. and
strategy (investing primarily in equity securities of issuers          American Century Investment
located in developed countries world-wide including the U.S.).         Management, Inc.

Seeks to provide long-term growth of capital and secondarily,          Adviser: VALIC
current income, through investment in common stocks and                Sub-Adviser: SunAmerica
equity-related securities.                                             Asset Management Corp.

Seeks long-term capital growth through investments primarily in        Adviser: VALIC
the common stocks of companies engaged in the research,                Sub-Adviser: T. Rowe Price
development, production, or distribution of products or services       Associates, Inc.
related to health care, medicine, or the life sciences.

Seeks maximum real return, consistent with appreciation of             Adviser: VALIC
capital and prudent investment management. The fund invests in         Sub-Adviser: AIG Global
inflation-indexed fixed income securities issued by U.S. and non-      Investment Corp.
U.S. governments and corporations.

--------------------------------------------------------------------------------


  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
International Equities Fund    Seeks to provide long-term growth of capital through
                               investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, the
                               Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                               International, Europe, Australasia and the Far East Index.

International Government       Seeks high current income through investments primarily in
Bond Fund                      investment grade debt securities issued or guaranteed by foreign governments. This fund is classified as "non-diversified" because it expects to concentrate in certain foreign government
                               securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund    Seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries. The Sub-
                               Adviser uses an investment strategy it developed to invest in stocks it believes will increase in value over time.




Large Cap Core Fund            Seeks capital growth with the potential for current income by investing in the common stocks of large-sized U.S. companies
                               (i.e., companies whose market capitalization falls within the range tracked in the Russell 1000(R) Index).

Large Capital Growth Fund      Seeks to provide long-term growth of capital by investing in securities of large-cap companies (i.e., companies whose market capitalization falls within the range tracked in the Russell 1000(R)
                               Index).


Mid Cap Index Fund             Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund  Seeks long-term capital growth by investing primarily in growth-
                               oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies.



Money Market I Fund            Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Nasdaq-100(R) Index Fund       Seeks long-term capital growth through investments in the
                               stocks that are included in the Nasdaq-100 Index(R). The fund is a non-diversified fund, meaning that it can invest more than 5% of its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.


                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------
Seeks to provide long-term growth of capital through                  Adviser: VALIC
investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
equity-related securities of foreign issuers that, as a group, the    Investment Corp.
Sub-Adviser believes may provide investment results closely
corresponding to the performance of the Morgan Stanley Capital
International, Europe, Australasia and the Far East Index.

Seeks high current income through investments primarily in            Adviser: VALIC
investment grade debt securities issued or guaranteed by foreign      Sub-Adviser: AIG Global
governments. This fund is classified as "non-diversified" because     Investment Corp.
it expects to concentrate in certain foreign government
securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

Seeks capital growth through investments primarily in equity          Adviser: VALIC
securities of issuers in developed foreign countries. The Sub-        Sub-Adviser: American
Adviser uses an investment strategy it developed to invest in         Century Global Investment
stocks it believes will increase in value over time.                  Management, Inc., Invesco
                                                                      Aim Capital Management, Inc.
                                                                      and Massachusetts Financial
                                                                      Services Company

Seeks capital growth with the potential for current income by         Adviser: VALIC
investing in the common stocks of large-sized U.S. companies          Sub-Adviser: Evergreen
(i.e., companies whose market capitalization falls within the         Investment Management
range tracked in the Russell 1000(R) Index).                          Company, LLC

Seeks to provide long-term growth of capital by investing in          Adviser: VALIC
securities of large-cap companies (i.e., companies whose market       Sub-Adviser: Invesco Aim
capitalization falls within the range tracked in the Russell 1000(R)  Capital Management, Inc. and
Index).                                                               SunAmerica Asset
                                                                      Management Corp.

Seeks to provide growth of capital through investments primarily      Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, are     Sub-Adviser: AIG Global
expected to provide investment results closely corresponding to       Investment Corp.
the performance of the S&P MidCap 400(R) Index.

Seeks long-term capital growth by investing primarily in growth-      Adviser: VALIC
oriented equity securities of U.S. mid-cap companies and, to a        Sub-Adviser: Morgan Stanley
limited extent, foreign companies.                                    Investment Management, Inc.
                                                                      d/b/a Van Kampen and Brazos
                                                                      Capital Management, LP

Seeks liquidity, protection of capital and current income through     Adviser: VALIC
investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                      Asset Management Corp.

Seeks long-term capital growth through investments in the             Adviser: VALIC
stocks that are included in the Nasdaq-100 Index(R). The fund is a    Sub-Adviser: AIG Global
non-diversified fund, meaning that it can invest more than 5% of      Investment Corp.
its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------


  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
Science & Technology Fund      Seeks long-term capital appreciation through investments
                               primarily in the common stocks of companies that are expected to benefit from the development, advancement, and use of
                               science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive           Seeks capital growth by investing in equity securities of small
Growth Fund                    U.S. companies (i.e., companies whose market capitalization falls within the Russell 2000(R) Index).

Small Cap Fund                 Seeks to provide long-term capital growth by investing primarily in the stocks of small companies, with market capitalizations at the time of purchase which fall 1) within or below range of companies in either the current Russell 2000(R) or S&P SmallCap
                               600(R) Indices, or 2) below the three-year average maximum market cap of companies in the index as of December 31 of the three preceding years.

Small Cap Index Fund           Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the
                               Sub-Adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund  Seeks to produce growth of capital by investing primarily in common stocks of small U.S. companies.




Small-Mid Growth Fund          Seeks to achieve its investment goal by investing primarily in stocks of U.S. companies with small and medium market
                               capitalizations that the sub-adviser believes have the potential for above average growth.

Stock Index Fund               Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the
                               S&P 500(R) Index.

Value Fund                     Seeks capital appreciation through investments primarily in common stocks of large U.S. companies, focusing on value
                               stocks that the Sub-Adviser believes are currently undervalued by the market.

VALIC Company II

Aggressive Growth              Seeks growth through investments in a combination of the
Lifestyle Fund                 different funds offered in VALIC Company I and VALIC
                               Company II. The indirect holdings for this fund of funds are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.


                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term capital appreciation through investments              Adviser: VALIC
primarily in the common stocks of companies that are expected         Sub-Adviser: T. Rowe Price
to benefit from the development, advancement, and use of              Associates, Inc., RCM Capital
science and technology. Several industries are likely to be           Management LLC and
included, such as electronics, communications, e-commerce,            Wellington Management
information services, media, life sciences and health care,           Company, LLP
environmental services, chemicals and synthetic materials,
defense and aerospace, nanotechnology, energy equipment and
services and electronic manufacturing.

Seeks capital growth by investing in equity securities of small       Adviser: VALIC
U.S. companies (i.e., companies whose market capitalization falls     Sub-Adviser: Wells Capital
within the Russell 2000(R) Index).                                    Management Incorporated

Seeks to provide long-term capital growth by investing primarily      Adviser: VALIC
in the stocks of small companies, with market capitalizations at      Sub-Adviser: Invesco Aim
the time of purchase which fall 1) within or below range of           Capital Management, Inc.,
companies in either the current Russell 2000(R) or S&P SmallCap       T. Rowe Price Associates, Inc.
600(R) Indices, or 2) below the three-year average maximum            and Bridgeway Capital
market cap of companies in the index as of December 31 of the         Management, Inc.
three preceding years.

Seeks to provide growth of capital through investment primarily       Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, the     Sub-Adviser: AIG Global
Sub-Adviser believes may provide investment results closely           Investment Corp.
corresponding to the performance of the Russell 2000(R) Index.

Seeks to produce growth of capital by investing primarily in          Adviser: VALIC
common stocks of small U.S. companies.                                Sub-Adviser: Evergreen
                                                                      Investment Management
                                                                      Company and Putnam
                                                                      Investment Management, LLC

Seeks to achieve its investment goal by investing primarily in        Adviser: VALIC
stocks of U.S. companies with small and medium market                 Sub-Adviser: Evergreen
capitalizations that the sub-adviser believes have the potential for  Investment Management
above average growth.                                                 Company, LLC

Seeks long-term capital growth through investment in common           Adviser: VALIC
stocks that, as a group, are expected to provide investment           Sub-Adviser: AIG Global
results closely corresponding to the performance of the               Investment Corp.
S&P 500(R) Index.

Seeks capital appreciation through investments primarily in           Adviser: VALIC
common stocks of large U.S. companies, focusing on value              Sub-Adviser:
stocks that the Sub-Adviser believes are currently undervalued by     OppenheimerFunds, Inc.
the market.



Seeks growth through investments in a combination of the              Adviser: VALIC
different funds offered in VALIC Company I and VALIC                  Sub-Adviser: AIG Global
Company II. The indirect holdings for this fund of funds are          Investment Corp.
primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.

--------------------------------------------------------------------------------


   Variable Account Options                             Investment Objective                           Adviser and Sub-Adviser
   ------------------------                             --------------------                           -----------------------
Capital Appreciation Fund       Seeks long-term capital appreciation by investing primarily in a      Adviser: VALIC
                                broadly diversified portfolio of stocks and other equity securities   Sub-Adviser: Bridgeway
                                of U.S. companies.                                                    Capital Management, Inc.

Conservative Growth             Seeks current income and low to moderate growth of capital            Adviser: VALIC
Lifestyle Fund                  through investments in a combination of the different funds           Sub-Adviser: AIG Global
                                offered in VALIC Company I and VALIC Company II. The indirect         Investment Corp.
                                holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                  Seeks the highest possible total return consistent with the           Adviser: VALIC
                                conservation of capital through investments in medium- to high-       Sub-Adviser: AIG Global
                                quality fixed income securities. These securities include             Investment Corp.
                                corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.


High Yield Bond Fund            Seeks the highest possible total return and income consistent         Adviser: VALIC
                                with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                                portfolio of high yielding, high risk fixed income securities. These  Investment Corp.
                                securities are in below-investment-grade junk bonds.

International Small Cap         Seeks to provide long-term capital appreciation through equity        Adviser: VALIC
Equity Fund                     and equity-related securities of small cap companies throughout       Sub-Adviser: AIG Global
                                the world, excluding the U.S.                                         Investment Corp.

Large Cap Value Fund            Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
                                1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
                                Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.
                                Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund             Seeks long-term capital appreciation principally through              Adviser: VALIC
                                investments in medium-capitalization equity securities, such as       Sub-Adviser: Invesco Aim
                                common and preferred stocks and securities convertible into           Capital Management, Inc.
                                common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund              Seeks capital growth, through investment in equity securities of      Adviser: VALIC
                                medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
                                investment approach. Mid-capitalization companies include             Inc. and Wellington
                                companies with a market capitalization equaling or exceeding          Management Company, LLP
                                $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund  Seeks growth and current income through investments in a              Adviser: VALIC
                                combination of the different funds offered in VALIC Company I         Sub-Adviser: AIG Global
                                and VALIC Company II. This fund of funds indirect holdings are        Investment Corp.
                                primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Money Market II Fund            Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                                investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                                                      Asset Management Corp.

--------------------------------------------------------------------------------

Variable Account Options                           Investment Objective                             Adviser and Sub-Adviser
 ------------------------                          --------------------                             -----------------------
Small Cap Growth Fund      Seeks long-term capital growth through investments primarily in        Adviser: VALIC
                           the equity securities of small companies with market caps at the       Sub-Adviser: JPMorgan
                           time of purchase, equal to or less than the largest company in         Investment Management Inc.
                           the Russell 2000(R) Index during most recent 12-month period.

Small Cap Value Fund       Seeks to provide maximum long-term return, consistent with             Adviser: VALIC Sub-Adviser:
                           reasonable risk to principal, by investing primarily in securities of  JPMorgan Investment
                           small-capitalization companies in terms of revenue and/or market       Advisors, Inc.
                           capitalization. Small-cap companies are companies whose
                           market capitalization is equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period.

Socially Responsible Fund  Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
                           in equity securities, of companies which meet the social criteria      Sub-Adviser: AIG Global
                           established for the fund. The fund does not invest in companies        Investment Corp.
                           that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                           production of products that significantly pollute the environment;
                           labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund        Seeks the highest possible total return and income consistent          Adviser: VALIC
                           with conservation of capital through investment in a diversified       Sub-Adviser: AIG Global
                           portfolio of income producing securities. The fund invests in a        Investment Corp.
                           broad range of fixed-income securities, including investment-
                           grade bonds, U.S. government and agency obligations,
                           mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.


A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.


Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                        Initial Subsequent
                      Contract Type     Payment  Payment
                      -------------     ------- ----------
                      Periodic Payment. $   30     $ 30
                      Single Payment... $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

--------------------------------------------------------------------------------


When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).


If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.


Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.


Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may

--------------------------------------------------------------------------------

be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

             Value of Your Fixed Account Options*
         =   (equals)
             All Purchase Payments made to the Fixed Account Options
         +   (plus)
             Amounts transferred from Variable Account Options to the Fixed Account Options
         +   (plus)
             All interest earned
         -   (minus)
             Amounts transferred or withdrawn from Fixed Account
             Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Premium Enhancement Credit

From time to time, VALIC may offer a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria -- 4% Premium Enhancement Credit

Participants. An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools) who opens a new 403(b) or 457(b) Portfolio Director account with VALIC and who is no longer in the free look period. A "new" 403(b) or 457(b) account is an account that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions. A Premium Enhancement of 4% will be paid following the receipt and crediting of "First-Year" contributions made to the new account that are received and credited by VALIC, for a period of one year, beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts. This program is available only to certain 403(b) or 457(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria -- 2% Premium Enhancement Credit

Participants. An "Eligible Participant" is any Participant, new or existing, with a Portfolio Director account in the nonqualified, IRA or K-12 markets. The K-12 market includes educators, administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools.

26

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Rollover Deposits.  A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

Contracts. This program is available only to Portfolio Director accounts in the nonqualified, IRA or K-12 markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract; or Contracts that are subject to ERISA; or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

                                                                             27

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The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                     Maximum                 Maximum
                                      Annual     Initial      Annual
                                    Withdrawal   Minimum    Withdrawal
                                    Percentage  Withdrawal  Percentage
                                      Prior    Period Prior     if
                                      to any      to Any    Extension
          Time of First Withdrawal  Extension   Extension   is Elected
          ------------------------  ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary.......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary.......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary.......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary.......     10        10 Years      10
          On or after the Contract             Life of the
            owner's                               Contract
            65th birthday..........      5           owner*      5

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

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Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
--------------------------------------------------------------------------------



You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com.


During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.


Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.


This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.


Transfers resulting from your participation in the GPS Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

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As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.


We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.
The Fixed Account Options are subject to additional restrictions:

Fixed Account Option            Value         Frequency                            Other Restrictions
--------------------            -----         ---------                            ------------------
Fixed Account Plus:        Up to 20% per     At any time  If you transfer assets from Fixed Account Plus to another investment
                           Participant Year               option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                          Payments.(1)

                           100%              At any time  If Account Value is less than or equal to $500.

Short-Term Fixed Account:  Up to 100%        At any time  After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):      Up to 100%        At any time  Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions


Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.


Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:


  . The date of receipt, if received in our Home Office before Market Close; otherwise,


  .   The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                        % of Account Value                     Frequency
-------------                                        ------------------                     ---------
Variable Payout:                                         Up to 100%                    Once every 365 days
Combination Fixed and Variable Payout:  Up to 100% of money in variable option payout  Once every 365 days
Fixed Payout:                                           Not permitted                          N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges


These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.


Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

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  .   If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.


Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges


The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

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Additionally, under certain circumstances, and at VALIC's sole discretion,
VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.


Other Charges


We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.


Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.


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Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

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The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

                                                                             35

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Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                  Allowed   = (equals)  Your Account Value(1)
                 Surrender                    - (minus)
                   Value                   Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and

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except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                The amount            /        Your Purchase Units
           surrendered from the    (divided  next computed after the
          Variable Account Option    by)       written request for
                 + (plus)                    surrender is received at
           Any surrender charge                  our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code

                                                                             37

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section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

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(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation
Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982.

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(The effect of this is to potentially shorten the charge period for Purchase
Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process


VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.


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Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or

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product exchanges. Thus, the death benefit may only be calculated for a
Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

             Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments invested in Fixed Account
             Option
         -   (minus)
             Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

             Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments (to Fixed and/or Variable
             Account Options)
         -   (minus)
             Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

         A. 100% of Purchase Payments
         -  (minus)
         B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
         +  (plus)
         C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

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       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Other Contract Features
--------------------------------------------------------------------------------

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as

                                                                             43

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instructed during the "free look" period. To cancel the Contract, the Contract
Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.


Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

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

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations

                                                                             45

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might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules may have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.


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In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

               TAX         NON-QUALIFIED CONTRACT        TAX-DEFERRED
             ACCOUNT        TAX-DEFERRED ANNUITY           ANNUITY
            ---------      ----------------------        ------------
10 Years     $13,978                $14,716                 $19,621
20 Years      32,762                 36,499                  48,665
30 Years      58,007                 68,743                  91,657



This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.


Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                 Tax-Favored
                                                 Retirement  Taxable
                                                   Program   Account
                                                 ----------- -------
            Annual amount available for savings
              before federal taxes..............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments.................        0    $ (600)
            Net retirement plan
              Purchase Payments.................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject

--------------------------------------------------------------------------------

to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

Financial Statements
--------------------------------------------------------------------------------

Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.




           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----
          General Information...................................   3
          Federal Tax Matters...................................   3
             Economic Growth and Tax Relief Reconciliation Act
               of 2001..........................................   3
             Tax Consequences of Purchase Payments..............   4
             Tax Consequences of Distributions..................   6
             Special Tax Consequences -- Early Distribution.....   8
             Special Tax Consequences --
               Required Distributions...........................   9
             Tax Free Rollovers, Transfers and Exchanges........  10
          Exchange Privilege....................................  11
             Exchanges From Independence Plus Contracts.........  11
             Exchanges From V-Plan Contracts....................  12
             Exchanges From SA-1 and SA-2 Contracts.............  13
             Exchanges From Impact Contracts....................  15
             Exchanges From Compounder Contracts................  16
             Information That May Be Applicable To
               Any Exchange.....................................  16


                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  17
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  19
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  20
             Assumed Investment Rate............................  20
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  21
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  22
          Comments on Financial Statements......................  22


         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

--------------------------------------------------------------------------------


Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the

--------------------------------------------------------------------------------


portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals
$108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals
$108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.


--------------------------------------------------------------------------------

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director

For Series 1.60 to 12.60                                            May 1, 2009


Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information, dated May 1, 2009, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------


VALIC Company I Funds               VALIC Company II Funds               Public Funds
Asset Allocation Fund               Aggressive Growth Lifestyle Fund     SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund               Capital Appreciation Fund            SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund         Conservative Growth Lifestyle Fund   Ariel Appreciation Fund
Capital Conservation Fund           Core Bond Fund                       Ariel Fund
Core Equity Fund                    High Yield Bond Fund                 Lou Holland Growth Fund
Core Value Fund                     International Small Cap Equity Fund  Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                  Large Cap Value Fund                 Vanguard Lifestrategy Growth Fund
Global Equity Fund                  Mid Cap Growth Fund                  Vanguard Lifestrategy Moderate Growth Fund
Global Real Estate Fund             Mid Cap Value Fund                   Vanguard Long-Term Investment-Grade Fund
Global Social Awareness Fund        Moderate Growth Lifestyle Fund       Vanguard Long-Term Treasury Fund
Global Strategy Fund                Money Market II Fund                 Vanguard Wellington Fund
Government Securities Fund          Small Cap Growth Fund                Vanguard Windsor II Fund
Growth Fund                         Small Cap Value Fund
Growth & Income Fund                Socially Responsible Fund
Health Sciences Fund                Strategic Bond Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

Table of Contents
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   4

Selected Purchase Unit Data.....................................   8

Highlights......................................................   9

General Information.............................................  11
   About the Contracts..........................................  11
   About VALIC..................................................  11
   American Home Assurance Company..............................  11
   About VALIC Separate Account A...............................  12
   Units of Interest............................................  12
   Distribution of the Contracts................................  12

Fixed and Variable Account Options..............................  12
   Fixed Account Options........................................  13
   Variable Account Options.....................................  13

Purchase Period.................................................  21
   Account Establishment........................................  21
   When Your Account Will Be Credited...........................  22
   Purchase Units...............................................  22
   Calculation of Value for Fixed Account Options...............  22
   Calculation of Value for Variable Account Options............  23
   Premium Enhancement Credit...................................  23
   Stopping Purchase Payments...................................  24
   IncomeLOCK...................................................  24

Transfers Between Investment Options............................  26
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  26
   Communicating Transfer or Reallocation Instructions..........  27
   Effective Date of Transfer...................................  27
   Transfers During the Payout Period...........................  27

Fees and Charges................................................  28
   Account Maintenance Charge...................................  28
   Surrender Charge.............................................  28
       Amount of Surrender Charge...............................  28
       10% Free Withdrawal......................................  28
       Exceptions to Surrender Charge...........................  28
   Premium Tax Charge...........................................  29
   Separate Account Charges.....................................  29
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  29
   Separate Account Expense Reimbursements or Credits...........  30
   Market Value Adjustment ("MVA")..............................  30
   IncomeLOCK...................................................  30
   Other Charges................................................  30

Payout Period...................................................  31
   Fixed Payout.................................................  31
   Assumed Investment Rate......................................  31
   Variable Payout..............................................  31
   Combination Fixed and Variable Payout........................  31
   Partial Annuitization........................................  31
   Payout Date..................................................  31
   Payout Options...............................................  32
   Payout Information...........................................  32


                                                                 Page
                                                                 ----

          Surrender of Account Value............................  33
             When Surrenders Are Allowed........................  33
             Surrender Process..................................  33
             Amount That May Be Surrendered.....................  33
             Surrender Restrictions.............................  33
             Partial Surrenders.................................  34
             Systematic Withdrawals.............................  34
             Distributions Required by Federal Tax Law..........  34
             IncomeLOCK.........................................  34

          Exchange Privilege....................................  36
             Restrictions on Exchange Privilege.................  36
             Taxes and Conversion Costs.........................  36
             Surrender Charges..................................  36
             Exchange Offers for Contracts Other Than
               Portfolio Director...............................  37
             Comparison of Contracts............................  37
             Features of Portfolio Director.....................  37

          Death Benefits........................................  37
             The Process........................................  37
             Beneficiary Information............................  38
                 Spousal Beneficiaries..........................  38
                 Beneficiaries Other Than Spouses...............  38
             Special Information for Individual
               Nonqualified Contracts...........................  38
             During the Purchase Period.........................  38
             Interest Guaranteed Death Benefit..................  38
             Standard Death Benefit.............................  39
             During the Payout Period...........................  39
             IncomeLOCK.........................................  40

          Other Contract Features...............................  40
             Changes That May Not Be Made.......................  40
             Change of Beneficiary..............................  40
             Contingent Owner...................................  40
             Cancellation -- The 20 Day "Free Look".............  40
             We Reserve Certain Rights..........................  41
             Relationship to Employer's Plan....................  41

          Voting Rights.........................................  41
             Who May Give Voting Instructions...................  41
             Determination of Fund Shares Attributable to
               Your Account.....................................  41
                 During the Purchase Period.....................  41
                 During the Payout Period or after a Death
                   Benefit Has Been Paid........................  41
             How Fund Shares Are Voted..........................  41

          Federal Tax Matters...................................  42
             Types of Plans.....................................  42
             Tax Consequences in General........................  42
             Effect of Tax-Deferred Accumulations...............  44

          Legal Proceedings.....................................  45

          Financial Statements..................................  45

          Table of Contents of Statement of
            Additional Information..............................  45

          Appendix to the Prospectus -- IncomeLOCK
            Withdrawal Examples.................................  45

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.


      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.


      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.


      Guided Portfolio Services(R) ("GPS") -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.


      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.
Fee Tables
--------------------------------------------------------------------------------
 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                    5.00%
----------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                          $60
----------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized)  0-3.5%
----------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

--------------------------------------------------------------------------------


 Separate Account Charges


                                                                                           $3.75
                                                                                            per
Variable Account Option Maintenance Charge (1)                                            quarter
--------------------------------------------------------------------------------------------------
                                                                                           Annual
                                                                                          Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)  Account
(as a percentage of assets invested):                                                     Fee (%)
--------------------------------------------------------------------------------------------------
   VALIC Company I (formerly named AIG Retirement Company I)
--------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                0.40
--------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                0.40
--------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                          0.40
--------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                            0.40
--------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                     0.40
--------------------------------------------------------------------------------------------------
       Core Value Fund                                                                      0.40
--------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                   0.40
--------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                   0.40
--------------------------------------------------------------------------------------------------
       Global Real Estate Fund (formerly named Real Estate Fund)                            0.40
--------------------------------------------------------------------------------------------------
       Global Social Awareness Fund                                                         0.40
--------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                 0.40
--------------------------------------------------------------------------------------------------
       Government Securities Fund                                                           0.40
--------------------------------------------------------------------------------------------------
       Growth Fund                                                                          0.40
--------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                 0.40
--------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                 0.40
--------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                             0.40
--------------------------------------------------------------------------------------------------
       International Equities Fund                                                          0.40
--------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                   0.40
--------------------------------------------------------------------------------------------------
       International Growth I Fund                                                          0.40
--------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                  0.40
--------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                            0.40
--------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                   0.40
--------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                        0.40
--------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                  0.40
--------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                             0.40
--------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                            0.40
--------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                     0.40
--------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                       0.40
--------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                 0.40
--------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                        0.40
--------------------------------------------------------------------------------------------------
       Small-Mid Growth Fund                                                                0.40
--------------------------------------------------------------------------------------------------
       Stock Index Fund                                                                     0.40
--------------------------------------------------------------------------------------------------
       Value Fund                                                                           0.40
--------------------------------------------------------------------------------------------------
   VALIC Company II (formerly named AIG Retirement Company II)
--------------------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                                     0.15
--------------------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                            0.15
--------------------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                                   0.15
--------------------------------------------------------------------------------------------------
       Core Bond Fund                                                                       0.15
--------------------------------------------------------------------------------------------------
       High Yield Bond Fund                                                                 0.15
--------------------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                                  0.15
--------------------------------------------------------------------------------------------------
       Large Cap Value Fund                                                                 0.15
--------------------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                                  0.15
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   VALIC Company II (continued)
-----------------------------------------------------------------------------------
       Mid Cap Value Fund                                                      0.15
-----------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                          0.15
-----------------------------------------------------------------------------------
       Money Market II Fund                                                    0.15
-----------------------------------------------------------------------------------
       Small Cap Growth Fund                                                   0.15
-----------------------------------------------------------------------------------
       Small Cap Value Fund                                                    0.15
-----------------------------------------------------------------------------------
       Socially Responsible Fund                                               0.15
-----------------------------------------------------------------------------------
       Strategic Bond Fund                                                     0.15
-----------------------------------------------------------------------------------
   Public Funds
-----------------------------------------------------------------------------------
       SunAmerica 2015 High Watermark Fund, Class I                            0.65
-----------------------------------------------------------------------------------
       SunAmerica 2020 High Watermark Fund, Class I                            0.65
-----------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                 0.40
-----------------------------------------------------------------------------------
       Ariel Fund                                                              0.40
-----------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                 0.40
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares         0.65
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                      0.65
-----------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares             0.65
-----------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares               0.40
-----------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                       0.40
-----------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                               0.65
-----------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                               0.65
-----------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 Optional IncomeLOCK Fee

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                    Fee Period  Annualized Fee Percentage
                    ----------  -------------------------
                    All years   0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.


Total Annual Mutual Fund Operating Expenses                                               Minimum Maximum
---------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                              0.21%  5.04%*
---------------------------------------------------------------------------------------------------------

--------

* This maximum expense amount of 5.04% shown above reflects the expenses of a new mutual fund, which are generally higher than those of established or mature funds. The actual expense incurred by fund shareholders has been reduced due to a contractual agreement with the Fund's Board of Directors that continues through September 30, 2009. The maximum Total Annual Mutual Fund Operating Expense (net of waivers or reimbursements) is 0.95%.

--------------------------------------------------------------------------------

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 0.65%, investment in a Variable Account Option with the highest total expenses (5.04%), and election of the optional IncomeLOCK feature at 0.65%. We have used the required gross amount of 5.04% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                        $1,076 $2,302  $3,495   $5,948


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $632  $1,870  $3,075   $5,948


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $632  $1,870  $3,075   $5,948



The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.15%, investment in a Variable Account Option with the lowest total expenses (0.21%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $510   $623    $715     $485


(2) If you annuitize your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $39    $123    $215     $485


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $39    $123    $215     $485


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


The Selected Purchase Unit Data is shown for the period beginning May 1, 2008, the first date these Contracts became available.


                                                                    Number of
                                                    Unit    Unit      Units
                                                   Value   Value   Outstanding
  Fund Name                                   Year at 1/1 at 12/31  at 12/31
  ---------                                   ---- ------ -------- -----------
  VALIC Company I
    Asset Allocation Fund (Division 5)        2008   --    0.751           --
    Blue Chip Growth Fund (Division 72)       2008   --    0.542           --
    Broad Cap Value Income Fund
     (Division 75)                            2008   --    0.623           --
    Capital Conservation Fund (Division 7)    2008   --    0.970           --
    Core Equity Fund (Division 15)            2008   --    0.597      817,797
    Core Value Fund (Division 21)             2008   --    0.603    1,099,268
    Foreign Value Fund (Division 89)          2008   --    0.528    1,488,257
    Global Equity Fund (Division 87)          2008   --    0.492   22,859,470
    Global Real Estate Fund (Division 101)    2008   --    0.646           --
    Global Social Awareness Fund
     (Division 12)                            2008   --    0.557    1,541,696
    Global Strategy Fund (Division 88)        2008   --    0.758           --
    Government Securities Fund (Division 8)   2008   --    1.124           --
    Growth Fund (Division 78)                 2008   --    0.591   22,601,274
    Growth & Income Fund (Division 16)        2008   --    0.600           --
    Health Sciences Fund (Division 73)        2008   --    0.695           --
    Inflation Protected Fund (Division 77)    2008   --    0.968           --
    International Equities Fund
     (Division 11)                            2008   --    0.526           --
    International Government Bond Fund
     (Division 13)                            2008   --    0.993       71,333
    International Growth I Fund
     (Division 20)                            2008   --    0.542           --
    Large Cap Core Fund (Division 76)         2008   --    0.635           --
    Large Capital Growth Fund (Division 79)   2008   --    0.593    3,326,475
    Mid Cap Index Fund (Division 4)           2008   --    0.595   18,063,782
    Mid Cap Strategic Growth Fund
     (Division 83)                            2008   --    0.496    2,410,092
    Money Market I Fund (Division 6)          2008   --    1.024   10,108,070
    Nasdaq-100 Index Fund
     (Division 46)                            2008   --    0.534           --
    Science & Technology Fund
     (Division 17)                            2008   --    0.497   16,438,753
    Small Cap Aggressive Growth Fund
     (Division 86)                            2008   --    0.547           --
    Small Cap Fund (Division 18)              2008   --    0.601           --
    Small Cap Index Fund (Division 14)        2008   --    0.605   10,301,414
    Small Cap Special Values Fund
     (Division 84)                            2008   --    0.588           --
    Small-Mid Growth Fund (Division 85)       2008   --    0.544           --
    Stock Index Fund (Division 10)            2008   --    0.594   61,803,897
    Value Fund (Division 74)                  2008   --    0.540           --


                                                                    Number of
                                                    Unit    Unit      Units
                                                   Value   Value   Outstanding
  Fund Name                                   Year at 1/1 at 12/31  at 12/31
  ---------                                   ---- ------ -------- -----------
  VALIC Company II
    Aggressive Growth Lifestyle Fund
     (Division 48)                            2008   --    0.637           --
    Capital Appreciation Fund (Division 39)   2008   --    0.545           --
    Conservative Growth Lifestyle Fund
     (Division 50)                            2008   --    0.796           --
    Core Bond Fund (Division 58)              2008   --    0.958    7,053,657
    High Yield Bond Fund (Division 60)        2008   --    0.675           --
    International Small Cap Equity Fund
     (Division 33)                            2008   --    0.523           --
    Large Cap Value Fund (Division 40)        2008   --    0.599           --
    Mid Cap Growth Fund (Division 37)         2008   --    0.507           --
    Mid Cap Value Fund (Division 38)          2008   --    0.568    6,879,800
    Moderate Growth Lifestyle Fund
     (Division 49)                            2008   --    0.714           --
    Money Market II Fund (Division 44)        2008   --    1.027           --
    Small Cap Growth Fund (Division 35)       2008   --    0.519           --
    Small Cap Value Fund (Division 36)        2008   --    0.644    4,082,616
    Socially Responsible Fund (Division 41)   2008   --    0.588           --
    Strategic Bond Fund (Division 59)         2008   --    0.852           --
  Public Funds
  SunAmerica 2015 High Watermark
   (Division 81)                              2008   --    0.923           --
  SunAmerica 2020 High Watermark
   (Division 82)                              2008   --    0.807           --
  Ariel Appreciation Fund (Division 69)       2008   --    0.549    6,496,157
  Ariel Fund (Division 68)                    2008   --    0.478   10,788,105
  Lou Holland Growth Fund (Division 70)       2008   --    0.626           --
  Vanguard LifeStrategy Conservative Growth
   Fund (Division 54)                         2008   --    0.788           --
  Vanguard LifeStrategy Growth Fund
   (Division 52)                              2008   --    0.623           --
  Vanguard LifeStrategy Moderate Growth
   Fund (Division 53)                         2008   --    0.710           --
  Vanguard Long-Term Investment-Grade
   Fund (Division 22)                         2008   --    1.029      385,393
  Vanguard Long-Term Treasury Fund
   (Division 23)                              2008   --    1.269    1,187,983
  Vanguard Wellington Fund (Division 25)      2008   --    0.757   34,270,800
  Vanguard Windsor II Fund (Division 24)      2008   --    0.584   30,086,579

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."


Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 0.65% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."


IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.


Transfers can be made by calling VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."


Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.


On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 77.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 77.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.


American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

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About VALIC Separate Account A


When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account

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Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options


Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


      Fixed Account Options                Investment Objective
      ---------------------                --------------------
      Fixed Account Plus          This account provides fixed-return
                                  investment growth for the long-term. It
                                  is credited with interest at rates set
                                  by VALIC. The account is guaranteed to
                                  earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated. Purchase Payments
                                  allocated to a fixed account option
                                  will receive a current rate of
                                  interest. There are limitations on
                                  transfers out of this option. If you
                                  transfer assets from Fixed Account Plus
                                  to another investment option, any
                                  assets transferred back into Fixed
                                  Account Plus within 90 days will
                                  receive a different rate of interest,
                                  than that paid for new Purchase
                                  Payments.

      Short-Term Fixed Account    This account provides fixed-return
                                  investment growth for the short-term.
                                  It is credited with interest at rates
                                  set by VALIC, which may be lower than
                                  the rates credited to Fixed Account
                                  Plus, above. The account is guaranteed
                                  to earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated.

      Multi-Year Enhanced Option  This account is a long-term investment
       ("Multi-Year Option")      option, providing a guaranteed interest
                                  rate for a guaranteed period (three,
                                  five, seven, or ten years) ("MVA
                                  Term"). Please see your Contract for
                                  minimum investment amounts and other
                                  requirements and restrictions. This
                                  option may not be available in all
                                  employee plans or states. All MVA Terms
                                  may not be available. Please see your
                                  financial advisor for information on
                                  the MVA Terms that are currently
                                  offered.


Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.


Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

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The Variable Account Options shown below include a brief description of each
Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.valic.com.


Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.


SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership.



Variable Account Options                          Investment Objective                             Adviser and Sub-Adviser
------------------------                          --------------------                             -----------------------
SunAmerica                Each High Watermark Fund seeks capital appreciation to the extent     Adviser: Trajectory Asset
2015 High Watermark Fund  consistent with preservation of capital investment gains in order to  Management LLC have a net asset value ("NAV") on its Protected Maturity Date at
SunAmerica                least equal to the Protected High Watermark Value. Each High          (SunAmerica Asset
2020 High Watermark Fund  Watermark Fund seeks high total return as a secondary objective.      Management Corp. is the daily
                                                                                                business manager.)
                          If you hold your Variable Investment Option Units until the
                          Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                          Watermark Fund reaching this value, and any extraordinary
                          expenses, and increased by appreciation in share value
                          subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                          The Protected Maturity Date for each High Watermark Fund is:
                          2015 High Watermark Fund            August 31, 2015
                          2020 High Watermark Fund            August 31, 2020

                          If you may need access to your money at any point prior to the
                          Protected Maturity Date, you should consider the
                          appropriateness of investing in the High Watermark Funds.
                          Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                          An investment in the High Watermark Funds may not be
                          appropriate for persons enrolled in GPS, an investment advisory product offered by VALIC Financial Advisors, Inc.

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
    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
Ariel Appreciation Fund -- a      Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust  stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy             Seeks to provide current income and low to moderate capital
Conservative Growth Fund          appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                  term fixed income investments, and 40% to common stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy             Seeks to provide capital appreciation and some current income.
Growth Fund                       This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                  The fund's indirect stock holdings consist substantially of large-
                                  cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                  stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                  government, agency, and investment-grade corporate bonds,
                                  as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy             Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund              level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                  holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-
                                  backed securities.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Investment-Grade Fund             by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Treasury Fund                     by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations           Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in         Adviser: Ariel Capital
the stocks of small companies with a market capitalization             Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt      Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will         Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital            The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard     investment adviser. Instead,
mutual funds according to a fixed formula that typically results       the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
term fixed income investments, and 40% to common stocks.               fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,     underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.         The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds      investment adviser. Instead,
according to a fixed formula that typically results in an allocation   the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.              decides how to allocate the
The fund's indirect stock holdings consist substantially of large-     fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.        underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate            The fund does not employ an
level of current income. This is a fund of funds, investing in         investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that          the fund's Board of Trustees
typically results in an allocation of about 60% of assets to           decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock              fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a      underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income        Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,     Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income        Adviser: The Vanguard Group
by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

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
 Variable Account Options                           Investment Objective                           Adviser and Sub-Adviser
  ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund     Seeks to provide long-term capital appreciation and reasonable      Adviser: Wellington
                             current income by investing in dividend-paying, and, to a lesser    Management Company, LLP
                             extent, non-dividend-paying common stocks of established
                             medium- and large-sized companies. In choosing these
                             companies, the Adviser seeks those that appear to be
                             undervalued but which have prospects to improve. The fund
                             also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                             mortgage-backed securities.

Vanguard Windsor II Fund     Seeks to provide long-term capital appreciation and income. The     Advisers: Armstrong, Shaw
                             fund invests mainly in large- and mid-sized companies whose         Associates, Inc.; Barrow,
                             stocks are considered by an adviser to be undervalued.              Hanley, Mewhinney &
                                                                                                 Strauss, Inc.; Hotchkis and
                                                                                                 Wiley Capital Management,
                                                                                                 LLC; Lazard Asset
                                                                                                 Management, LLC; and The
                                                                                                 Vanguard Group

VALIC Company I

Asset Allocation Fund        Seeks maximum aggregate rate of return over the long term           Adviser: VALIC
                             through controlled investment risk by adjusting its investment      Sub-Adviser: AIG Global
                             mix among stocks, long-term debt securities and short-term          Investment Corp.
                             money market securities.

Blue Chip Growth Fund        Seeks long-term capital growth by investing in the common           Adviser: VALIC
                             stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                             Income is a secondary objective.                                    Associates, Inc.

Broad Cap Value Income Fund  Seeks total return through capital appreciation with income as a    Adviser: VALIC
                             secondary objective by investing primarily in equity securities of  Sub-Adviser: Barrow, Hanley,
                             U.S. large- and medium-capitalization companies that are            Mewhinney & Straus, Inc.
                             undervalued.

Capital Conservation Fund    Seeks the highest possible total return consistent with the         Adviser: VALIC
                             preservation of capital through current income and capital gains    Sub-Adviser: AIG Global
                             on investments in intermediate- and long-term debt instruments      Investment Corp.
                             and other income producing securities.

Core Equity Fund             Seeks long-term growth of capital through investment primarily      Adviser: VALIC
                             in the equity securities of large-cap quality companies with long-  Sub-Adviser: BlackRock
                             term growth potential.                                              Investment Management, LLC

Core Value Fund              Seeks capital growth by investing in common stocks, though the      Adviser: VALIC
                             fund may invest in securities other than stocks. Income is a        Sub-Adviser: American
                             secondary objective. Two investment strategies will be utilized.    Century Investment
                             Half of the assets will be managed by employing a quantitative      Management, Inc.
                             income and growth investment strategy, while the remainder of the assets will be managed using a large company value
                             investment strategy. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                             S&P 500(R) Index.

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
  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
Foreign Value Fund             Seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Global Equity Fund             Seeks capital appreciation by investing primarily in mid-cap and large-cap companies with market capitalizations in excess of
                               $1 billion, although it can invest in companies of any size.

Global Real Estate Fund        Seeks high total return through long-term growth of capital and
(formerly Real Estate Fund)    current income by investing primarily in a diversified portfolio of equity investments in real estate and real estate-related
                               companies.


Global Social Awareness Fund   Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the fund. The fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe,
                               Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                               operations in countries with significant human rights concerns.

Global Strategy Fund           Seeks high total return by investing in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money
                               market instruments.

Government Securities Fund     Seeks high current income and protection of capital through investments in intermediate- and long-term U.S. government and government-sponsored debt securities.

Growth Fund                    Seeks long-term capital growth by using distinct investment strategies: a growth strategy (investing primarily in larger sized
                               U.S. companies); a disciplined growth strategy utilizing
                               quantitative management techniques; and a global growth
                               strategy (investing primarily in equity securities of issuers located in developed countries world-wide including the U.S.).

Growth & Income Fund           Seeks to provide long-term growth of capital and secondarily, current income, through investment in common stocks and
                               equity-related securities.

Health Sciences Fund           Seeks long-term capital growth through investments primarily in the common stocks of companies engaged in the research,
                               development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Inflation Protected Fund       Seeks maximum real return, consistent with appreciation of capital and prudent investment management. The fund invests in inflation-indexed fixed income securities issued by U.S. and non-
                               U.S. governments and corporations.


                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term growth of capital by investing primarily in equity     Adviser: VALIC
securities of companies located outside the U.S., including            Sub-Adviser: Templeton
emerging markets.                                                      Global Advisors Limited

Seeks capital appreciation by investing primarily in mid-cap and       Adviser: VALIC
large-cap companies with market capitalizations in excess of           Sub-Adviser: Putnam
$1 billion, although it can invest in companies of any size.           Investment Management, LLC

Seeks high total return through long-term growth of capital and        Adviser: VALIC
current income by investing primarily in a diversified portfolio of    Sub-Adviser: Invesco Aim
equity investments in real estate and real estate-related              Capital Management, Inc. and
companies.                                                             Goldman Sachs Asset
                                                                       Management, L.P.

Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
in common stocks, in companies which meet the social criteria          Sub-Adviser: AIG Global
established for the fund. The fund will typically invest in stocks of  Investment Corp.
large capitalization companies domiciled in the U.S., Europe,
Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco
products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
operations in countries with significant human rights concerns.

Seeks high total return by investing in equity securities of           Adviser: VALIC
companies in any country, fixed income (debt) securities of            Sub-Adviser: Franklin
companies and governments of any country, and in money                 Advisers, Inc. and Templeton
market instruments.                                                    Investment Counsel, LLC

Seeks high current income and protection of capital through            Adviser: VALIC
investments in intermediate- and long-term U.S. government and         Sub-Advisers: AIG Global
government-sponsored debt securities.                                  Investment Corp.

Seeks long-term capital growth by using distinct investment            Adviser: VALIC
strategies: a growth strategy (investing primarily in larger sized     Sub-Advisers: American
U.S. companies); a disciplined growth strategy utilizing               Century Global Investment
quantitative management techniques; and a global growth                Management, Inc. and
strategy (investing primarily in equity securities of issuers          American Century Investment
located in developed countries world-wide including the U.S.).         Management, Inc.

Seeks to provide long-term growth of capital and secondarily,          Adviser: VALIC
current income, through investment in common stocks and                Sub-Adviser: SunAmerica
equity-related securities.                                             Asset Management Corp.

Seeks long-term capital growth through investments primarily in        Adviser: VALIC
the common stocks of companies engaged in the research,                Sub-Adviser: T. Rowe Price
development, production, or distribution of products or services       Associates, Inc.
related to health care, medicine, or the life sciences.

Seeks maximum real return, consistent with appreciation of             Adviser: VALIC
capital and prudent investment management. The fund invests in         Sub-Adviser: AIG Global
inflation-indexed fixed income securities issued by U.S. and non-      Investment Corp.
U.S. governments and corporations.

--------------------------------------------------------------------------------


  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
International Equities Fund    Seeks to provide long-term growth of capital through
                               investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, the
                               Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                               International, Europe, Australasia and the Far East Index.

International Government       Seeks high current income through investments primarily in
Bond Fund                      investment grade debt securities issued or guaranteed by foreign governments. This fund is classified as "non-diversified" because it expects to concentrate in certain foreign government
                               securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund    Seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries. The Sub-
                               Adviser uses an investment strategy it developed to invest in stocks it believes will increase in value over time.




Large Cap Core Fund            Seeks capital growth with the potential for current income by investing in the common stocks of large-sized U.S. companies
                               (i.e., companies whose market capitalization falls within the range tracked in the Russell 1000(R) Index).

Large Capital Growth Fund      Seeks to provide long-term growth of capital by investing in securities of large-cap companies (i.e., companies whose market capitalization falls within the range tracked in the Russell 1000(R)
                               Index).


Mid Cap Index Fund             Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund  Seeks long-term capital growth by investing primarily in growth-
                               oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies.



Money Market I Fund            Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Nasdaq-100(R) Index Fund       Seeks long-term capital growth through investments in the
                               stocks that are included in the Nasdaq-100 Index(R). The fund is a non-diversified fund, meaning that it can invest more than 5% of its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.


                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------
Seeks to provide long-term growth of capital through                  Adviser: VALIC
investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
equity-related securities of foreign issuers that, as a group, the    Investment Corp.
Sub-Adviser believes may provide investment results closely
corresponding to the performance of the Morgan Stanley Capital
International, Europe, Australasia and the Far East Index.

Seeks high current income through investments primarily in            Adviser: VALIC
investment grade debt securities issued or guaranteed by foreign      Sub-Adviser: AIG Global
governments. This fund is classified as "non-diversified" because     Investment Corp.
it expects to concentrate in certain foreign government
securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

Seeks capital growth through investments primarily in equity          Adviser: VALIC
securities of issuers in developed foreign countries. The Sub-        Sub-Adviser: American
Adviser uses an investment strategy it developed to invest in         Century Global Investment
stocks it believes will increase in value over time.                  Management, Inc., Invesco
                                                                      Aim Capital Management, Inc.
                                                                      and Massachusetts Financial
                                                                      Services Company

Seeks capital growth with the potential for current income by         Adviser: VALIC
investing in the common stocks of large-sized U.S. companies          Sub-Adviser: Evergreen
(i.e., companies whose market capitalization falls within the         Investment Management
range tracked in the Russell 1000(R) Index).                          Company, LLC

Seeks to provide long-term growth of capital by investing in          Adviser: VALIC
securities of large-cap companies (i.e., companies whose market       Sub-Adviser: Invesco Aim
capitalization falls within the range tracked in the Russell 1000(R)  Capital Management, Inc. and
Index).                                                               SunAmerica Asset
                                                                      Management Corp.

Seeks to provide growth of capital through investments primarily      Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, are     Sub-Adviser: AIG Global
expected to provide investment results closely corresponding to       Investment Corp.
the performance of the S&P MidCap 400(R) Index.

Seeks long-term capital growth by investing primarily in growth-      Adviser: VALIC
oriented equity securities of U.S. mid-cap companies and, to a        Sub-Adviser: Morgan Stanley
limited extent, foreign companies.                                    Investment Management, Inc.
                                                                      d/b/a Van Kampen and Brazos
                                                                      Capital Management, LP

Seeks liquidity, protection of capital and current income through     Adviser: VALIC
investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                      Asset Management Corp.

Seeks long-term capital growth through investments in the             Adviser: VALIC
stocks that are included in the Nasdaq-100 Index(R). The fund is a    Sub-Adviser: AIG Global
non-diversified fund, meaning that it can invest more than 5% of      Investment Corp.
its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------


  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
Science & Technology Fund      Seeks long-term capital appreciation through investments
                               primarily in the common stocks of companies that are expected to benefit from the development, advancement, and use of
                               science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive           Seeks capital growth by investing in equity securities of small
Growth Fund                    U.S. companies (i.e., companies whose market capitalization falls within the Russell 2000(R) Index).

Small Cap Fund                 Seeks to provide long-term capital growth by investing primarily in the stocks of small companies, with market capitalizations at the time of purchase which fall 1) within or below range of companies in either the current Russell 2000(R) or S&P SmallCap
                               600(R) Indices, or 2) below the three-year average maximum market cap of companies in the index as of December 31 of the three preceding years.

Small Cap Index Fund           Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the
                               Sub-Adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund  Seeks to produce growth of capital by investing primarily in common stocks of small U.S. companies.




Small-Mid Growth Fund          Seeks to achieve its investment goal by investing primarily in stocks of U.S. companies with small and medium market
                               capitalizations that the sub-adviser believes have the potential for above average growth.

Stock Index Fund               Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the
                               S&P 500(R) Index.

Value Fund                     Seeks capital appreciation through investments primarily in common stocks of large U.S. companies, focusing on value
                               stocks that the Sub-Adviser believes are currently undervalued by the market.

VALIC Company II

Aggressive Growth              Seeks growth through investments in a combination of the
Lifestyle Fund                 different funds offered in VALIC Company I and VALIC
                               Company II. The indirect holdings for this fund of funds are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.


                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term capital appreciation through investments              Adviser: VALIC
primarily in the common stocks of companies that are expected         Sub-Adviser: T. Rowe Price
to benefit from the development, advancement, and use of              Associates, Inc., RCM Capital
science and technology. Several industries are likely to be           Management LLC and
included, such as electronics, communications, e-commerce,            Wellington Management
information services, media, life sciences and health care,           Company, LLP
environmental services, chemicals and synthetic materials,
defense and aerospace, nanotechnology, energy equipment and
services and electronic manufacturing.

Seeks capital growth by investing in equity securities of small       Adviser: VALIC
U.S. companies (i.e., companies whose market capitalization falls     Sub-Adviser: Wells Capital
within the Russell 2000(R) Index).                                    Management Incorporated

Seeks to provide long-term capital growth by investing primarily      Adviser: VALIC
in the stocks of small companies, with market capitalizations at      Sub-Adviser: Invesco Aim
the time of purchase which fall 1) within or below range of           Capital Management, Inc.,
companies in either the current Russell 2000(R) or S&P SmallCap       T. Rowe Price Associates, Inc.
600(R) Indices, or 2) below the three-year average maximum            and Bridgeway Capital
market cap of companies in the index as of December 31 of the         Management, Inc.
three preceding years.

Seeks to provide growth of capital through investment primarily       Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, the     Sub-Adviser: AIG Global
Sub-Adviser believes may provide investment results closely           Investment Corp.
corresponding to the performance of the Russell 2000(R) Index.

Seeks to produce growth of capital by investing primarily in          Adviser: VALIC
common stocks of small U.S. companies.                                Sub-Adviser: Evergreen
                                                                      Investment Management
                                                                      Company and Putnam
                                                                      Investment Management, LLC

Seeks to achieve its investment goal by investing primarily in        Adviser: VALIC
stocks of U.S. companies with small and medium market                 Sub-Adviser: Evergreen
capitalizations that the sub-adviser believes have the potential for  Investment Management
above average growth.                                                 Company, LLC

Seeks long-term capital growth through investment in common           Adviser: VALIC
stocks that, as a group, are expected to provide investment           Sub-Adviser: AIG Global
results closely corresponding to the performance of the               Investment Corp.
S&P 500(R) Index.

Seeks capital appreciation through investments primarily in           Adviser: VALIC
common stocks of large U.S. companies, focusing on value              Sub-Adviser:
stocks that the Sub-Adviser believes are currently undervalued by     OppenheimerFunds, Inc.
the market.



Seeks growth through investments in a combination of the              Adviser: VALIC
different funds offered in VALIC Company I and VALIC                  Sub-Adviser: AIG Global
Company II. The indirect holdings for this fund of funds are          Investment Corp.
primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.

--------------------------------------------------------------------------------


   Variable Account Options                             Investment Objective                           Adviser and Sub-Adviser
   ------------------------                             --------------------                           -----------------------
Capital Appreciation Fund       Seeks long-term capital appreciation by investing primarily in a      Adviser: VALIC
                                broadly diversified portfolio of stocks and other equity securities   Sub-Adviser: Bridgeway
                                of U.S. companies.                                                    Capital Management, Inc.

Conservative Growth             Seeks current income and low to moderate growth of capital            Adviser: VALIC
Lifestyle Fund                  through investments in a combination of the different funds           Sub-Adviser: AIG Global
                                offered in VALIC Company I and VALIC Company II. The indirect         Investment Corp.
                                holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                  Seeks the highest possible total return consistent with the           Adviser: VALIC
                                conservation of capital through investments in medium- to high-       Sub-Adviser: AIG Global
                                quality fixed income securities. These securities include             Investment Corp.
                                corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.


High Yield Bond Fund            Seeks the highest possible total return and income consistent         Adviser: VALIC
                                with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                                portfolio of high yielding, high risk fixed income securities. These  Investment Corp.
                                securities are in below-investment-grade junk bonds.

International Small Cap         Seeks to provide long-term capital appreciation through equity        Adviser: VALIC
Equity Fund                     and equity-related securities of small cap companies throughout       Sub-Adviser: AIG Global
                                the world, excluding the U.S.                                         Investment Corp.

Large Cap Value Fund            Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
                                1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
                                Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.
                                Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund             Seeks long-term capital appreciation principally through              Adviser: VALIC
                                investments in medium-capitalization equity securities, such as       Sub-Adviser: Invesco Aim
                                common and preferred stocks and securities convertible into           Capital Management, Inc.
                                common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund              Seeks capital growth, through investment in equity securities of      Adviser: VALIC
                                medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
                                investment approach. Mid-capitalization companies include             Inc. and Wellington
                                companies with a market capitalization equaling or exceeding          Management Company, LLP
                                $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund  Seeks growth and current income through investments in a              Adviser: VALIC
                                combination of the different funds offered in VALIC Company I         Sub-Adviser: AIG Global
                                and VALIC Company II. This fund of funds indirect holdings are        Investment Corp.
                                primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Money Market II Fund            Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                                investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                                                      Asset Management Corp.

--------------------------------------------------------------------------------

Variable Account Options                           Investment Objective                             Adviser and Sub-Adviser
 ------------------------                          --------------------                             -----------------------
Small Cap Growth Fund      Seeks long-term capital growth through investments primarily in        Adviser: VALIC
                           the equity securities of small companies with market caps at the       Sub-Adviser: JPMorgan
                           time of purchase, equal to or less than the largest company in         Investment Management Inc.
                           the Russell 2000(R) Index during most recent 12-month period.

Small Cap Value Fund       Seeks to provide maximum long-term return, consistent with             Adviser: VALIC Sub-Adviser:
                           reasonable risk to principal, by investing primarily in securities of  JPMorgan Investment
                           small-capitalization companies in terms of revenue and/or market       Advisors, Inc.
                           capitalization. Small-cap companies are companies whose
                           market capitalization is equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period.

Socially Responsible Fund  Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
                           in equity securities, of companies which meet the social criteria      Sub-Adviser: AIG Global
                           established for the fund. The fund does not invest in companies        Investment Corp.
                           that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                           production of products that significantly pollute the environment;
                           labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund        Seeks the highest possible total return and income consistent          Adviser: VALIC
                           with conservation of capital through investment in a diversified       Sub-Adviser: AIG Global
                           portfolio of income producing securities. The fund invests in a        Investment Corp.
                           broad range of fixed-income securities, including investment-
                           grade bonds, U.S. government and agency obligations,
                           mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.


A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.


Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                        Initial Subsequent
                      Contract Type     Payment  Payment
                      -------------     ------- ----------
                      Periodic Payment. $   30     $ 30
                      Single Payment... $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

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When an initial Purchase Payment is accompanied by an application, within 2
Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).


If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.


Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.


Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may

--------------------------------------------------------------------------------

be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

             Value of Your Fixed Account Options*
         =   (equals)
             All Purchase Payments made to the Fixed Account Options
         +   (plus)
             Amounts transferred from Variable Account Options to the Fixed Account Options
         +   (plus)
             All interest earned
         -   (minus)
             Amounts transferred or withdrawn from Fixed Account
             Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Premium Enhancement Credit

From time to time, VALIC may offer a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria -- 4% Premium Enhancement Credit

Participants. An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools) who opens a new 403(b) or 457(b) Portfolio Director account with VALIC and who is no longer in the free look period. A "new" 403(b) or 457(b) account is an account that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions. A Premium Enhancement of 4% will be paid following the receipt and crediting of "First-Year" contributions made to the new account that are received and credited by VALIC, for a period of one year, beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts. This program is available only to certain 403(b) or 457(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria -- 2% Premium Enhancement Credit

Participants. An "Eligible Participant" is any Participant, new or existing, with a Portfolio Director account in the nonqualified, IRA or K-12 markets. The K-12 market includes educators, administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools.

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Rollover Deposits.  A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

Contracts. This program is available only to Portfolio Director accounts in the nonqualified, IRA or K-12 markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract; or Contracts that are subject to ERISA; or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

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The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                     Maximum                 Maximum
                                      Annual     Initial      Annual
                                    Withdrawal   Minimum    Withdrawal
                                    Percentage  Withdrawal  Percentage
                                      Prior    Period Prior     if
                                      to any      to Any    Extension
          Time of First Withdrawal  Extension   Extension   is Elected
          ------------------------  ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary.......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary.......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary.......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary.......     10        10 Years      10
          On or after the Contract             Life of the
            owner's                               Contract
            65th birthday..........      5           owner*      5

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

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Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
--------------------------------------------------------------------------------



You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com.


During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.


Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.


This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.


Transfers resulting from your participation in the GPS Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

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As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.


We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.
The Fixed Account Options are subject to additional restrictions:

Fixed Account Option            Value         Frequency                            Other Restrictions
--------------------            -----         ---------                            ------------------
Fixed Account Plus:        Up to 20% per     At any time  If you transfer assets from Fixed Account Plus to another investment
                           Participant Year               option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                          Payments.(1)

                           100%              At any time  If Account Value is less than or equal to $500.

Short-Term Fixed Account:  Up to 100%        At any time  After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):      Up to 100%        At any time  Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions


Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.


Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:


  . The date of receipt, if received in our Home Office before Market Close; otherwise,


  .   The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                        % of Account Value                     Frequency
-------------                                        ------------------                     ---------
Variable Payout:                                         Up to 100%                    Once every 365 days
Combination Fixed and Variable Payout:  Up to 100% of money in variable option payout  Once every 365 days
Fixed Payout:                                           Not permitted                          N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges


These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.


Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

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  .   If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.


Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges


The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.15% to 0.65% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

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Additionally, under certain circumstances, and at VALIC's sole discretion,
VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.


Other Charges


We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.


Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.


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

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

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The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

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Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                  Allowed   = (equals)  Your Account Value(1)
                 Surrender                    - (minus)
                   Value                   Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and

                                                                             33

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except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                The amount            /        Your Purchase Units
           surrendered from the    (divided  next computed after the
          Variable Account Option    by)       written request for
                 + (plus)                    surrender is received at
           Any surrender charge                  our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code

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section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

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(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation
Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982.

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(The effect of this is to potentially shorten the charge period for Purchase
Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process


VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.


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Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or

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product exchanges. Thus, the death benefit may only be calculated for a
Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

             Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments invested in Fixed Account
             Option
         -   (minus)
             Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

             Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments (to Fixed and/or Variable
             Account Options)
         -   (minus)
             Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

         A. 100% of Purchase Payments
         -  (minus)
         B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
         +  (plus)
         C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

                                                                             39

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       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Other Contract Features
--------------------------------------------------------------------------------

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as

40

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instructed during the "free look" period. To cancel the Contract, the Contract
Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.


Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

                                                                             41

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Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations

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might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules may have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

--------------------------------------------------------------------------------



In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

               TAX         NON-QUALIFIED CONTRACT        TAX-DEFERRED
             ACCOUNT        TAX-DEFERRED ANNUITY           ANNUITY
            ---------      ----------------------        ------------
10 Years     $13,978                $14,716                 $19,621
20 Years      32,762                 36,499                  48,665
30 Years      58,007                 68,743                  91,657



This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.


Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                 Tax-Favored
                                                 Retirement  Taxable
                                                   Program   Account
                                                 ----------- -------
            Annual amount available for savings
              before federal taxes..............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments.................        0    $ (600)
            Net retirement plan
              Purchase Payments.................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject

--------------------------------------------------------------------------------

to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

Financial Statements
--------------------------------------------------------------------------------

Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.




           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----
          General Information...................................   3
          Federal Tax Matters...................................   3
             Economic Growth and Tax Relief Reconciliation Act
               of 2001..........................................   3
             Tax Consequences of Purchase Payments..............   4
             Tax Consequences of Distributions..................   6
             Special Tax Consequences -- Early Distribution.....   8
             Special Tax Consequences --
               Required Distributions...........................   9
             Tax Free Rollovers, Transfers and Exchanges........  10
          Exchange Privilege....................................  11
             Exchanges From Independence Plus Contracts.........  11
             Exchanges From V-Plan Contracts....................  12
             Exchanges From SA-1 and SA-2 Contracts.............  13
             Exchanges From Impact Contracts....................  15
             Exchanges From Compounder Contracts................  16
             Information That May Be Applicable To
               Any Exchange.....................................  16


                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  17
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  19
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  20
             Assumed Investment Rate............................  20
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  21
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  22
          Comments on Financial Statements......................  22


         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

--------------------------------------------------------------------------------


Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the

--------------------------------------------------------------------------------


portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals
$108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals
$108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.


--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS
                          PORTFOLIO DIRECTOR(R) PLUS
                             PORTFOLIO DIRECTOR 2
                              PORTFOLIO DIRECTOR

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B


                                  MAY 1, 2009



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this SAI) dated May 1, 2009 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company"), at VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105; 1-800-448-2542. Prospectuses are also available on the internet at www.valic.com.

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
General Information.......................................................   3
Federal Tax Matters.......................................................   3
   Economic Growth and Tax Relief Reconciliation Act of 2001..............   3
   Tax Consequences of Purchase Payments..................................   4
   Tax Consequences of Distributions......................................   6
   Special Tax Consequences -- Early Distribution.........................   8
   Special Tax Consequences -- Required Distributions.....................   9
   Tax-Free Rollovers, Transfers and Exchanges............................  10
Exchange Privilege........................................................  11
   Exchanges From Independence Plus Contracts.............................  11
   Exchanges From V-Plan Contracts........................................  12
   Exchanges From SA-1 and SA-2 Contracts.................................  13
   Exchanges From Impact Contracts........................................  15
   Exchanges From Compounder Contracts....................................  16
   Information That May Be Applicable To Any Exchange.....................  16
Calculation of Surrender Charge...........................................  17
   Illustration of Surrender Charge on Total Surrender....................  17
   Illustration of Surrender Charge on a 10% Partial Surrender Followed
     by a Full Surrender..................................................  18
Purchase Unit Value.......................................................  18
   Illustration of Calculation of Purchase Unit Value.....................  19
   Illustration of Purchase of Purchase Units.............................  19
Calculation of MVA Option.................................................  19
Payout Payments...........................................................  20
   Assumed Investment Rate................................................  20
   Amount of Payout Payments..............................................  20
   Payout Unit Value......................................................  21
   Illustration of Calculation of Payout Unit Value.......................  21
   Illustration of Payout Payments........................................  21
Distribution of Variable Annuity Contracts................................  21
Experts...................................................................  22
Comments on Financial Statements..........................................  22

                              GENERAL INFORMATION

   Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

   Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to minimum payment requirements under the Contract.

   The Contracts are non-participating and will not share in any of the profits of the Company.

                              FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

   This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

   It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

   In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

   It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

   For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons as described in section 72 of the Code. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

   For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. However, these changes were made permanent by the Pension Protection Act of 2006 ("PPA"). Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

   403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.


   For 2009, your elective deferrals are generally limited to $16,500, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $49,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

   401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if is eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.

   408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2009, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and generally fully deductible in 2009 only by individuals who:

   (i) are not active Participants in another retirement plan, and are not married;

   (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $166,000;

   (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $55,000; or

   (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of less than $89,000.

   Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $10,000 or 100% of the working spouse's earned income, and no more than $5,000 may be contributed to either spouse's IRA for any year. The $10,000 limit increases to $12,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

   You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

   (i) the lesser of $5,000 ($6,000 if you are age 50 or older; $10,000 for you and your spouse's IRAs, or $12,000 if you are both age 50 or older) or 100% of compensation, over

   (ii)   your applicable IRA deduction limit.

   You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

   408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2008, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and a full contribution may be made only by individuals who:

   (i)    are unmarried and have adjusted gross income of less than $105,000; or

   (ii) are married and filing jointly, and have adjusted gross income of less than $166,000

   The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $166,000 and $176,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $176,000. Similarly, the contribution is reduced for those who are single with modified AGI between $105,000 and $119,000, with no contribution for singles with modified AGI over $119,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

   All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

   457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and
(ii) belong to either a select group of management or highly compensated employees and are independent contractors.

   This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2009, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $16,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,500 are also permitted for individuals age 50 or older. Generally, however, a participant can not utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.

   The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

   Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2009, the employer may contribute up to 25% of your compensation or $49,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

   Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003.
This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. In 2009, the limit is $16,500. Such plans if established by December 31, 1996, may still allow employees to make these contributions. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

   SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2009, employee salary reduction contributions cannot exceed $11,5000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

   Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

   Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

   An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

   403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

   (1) attainment of age 59 1/2;

   (2) severance from employment;

   (3) death;

   (4) disability, or

   (5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

   Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will not be eligible for a hardship distribution.

   As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

   (1) distributions of Roth 403(b) contributions;

   (2) qualified distributions of earnings on Roth 403(b) contributions and,

   (3) other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. Distributions of earnings on Roth 403(b) contributions are "qualified", if made upon attainment of age 59 1/2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.

   401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

   408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

   408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

   457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

   Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

   Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

   When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

   The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

   403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

   (1) death;

   (2) disability;

   (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

   (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and

   (5) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

   Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

   Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

   (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

   (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

   (3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

   408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

   457 Plans. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

   Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

   (1) to a Beneficiary on or after the Contract Owner's death;

   (2) upon the Contract Owner's disability;

   (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

   (4) made under an immediate annuity contract, or

   (5) allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

   403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year. However, The Worker, Retiree, and Employer Recovery Act of 2008, suspended the 2009 minimum distribution requirement from most eligible retirement plans.

   Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

    (i) must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

    (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

   The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

   At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.

   A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.

   401(a/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

   408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

   (1) there is no exception for pre-1987 amounts; and

   (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

   A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

   408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

   A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

   457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs. Although the Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans, the suspension does not apply to 457(b) plans of tax-exempt employers and employees in those plans must take required minimum distribution for the 2009 tax year.

   Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

   At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES (PLEASE SEE THE EGTRRA INFORMATION ABOVE)

   403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Beginning in 2008, subject to federal income limitations, funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k). Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.

   401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Beginning in 2008, subject to federal income limitations, funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.

   408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a)/(k) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

   408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

    (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

    (ii) are not married filing separately.

   Beginning in 2010, this income limit on rollovers to Roth IRAs will be lifted. Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. Rollovers from pre-tax retirement plans into Roth IRA made in 2010 are also subject to ratable recognition of income in 2011 and 2012. You should consult your tax advisor regarding the application of these rules.

   408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

   457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.

   Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.


                              EXCHANGE PRIVILEGE

   In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS
(UIT-585 AND UITG-585)

   Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender (or total surrender if there has been no prior partial surrender), to the extend it does not exceed 10% of the Account Value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.

   Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the variable sub-accounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director.

   Investment Options. Under Independence Plus Contracts ten Divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. In addition, two fixed investment options are available. Under Portfolio Director, 60 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 12 of which invest in public mutual fund portfolios. Three fixed investment options are also available.

   Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS
(IFA-582 and GFA-582)

   Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender, to the extent it does not exceed 10% of the account value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-Participant has maintained the account for a period of five years and has attained age 59 1/2. For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

   If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.

   Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director.

   Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

   Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS-VA)

   Agents' and Managers' Retirement Plan Exchange Offer. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director. Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers will apply to the Plan Exchange Offer.

   Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for a Purchase Payment plan, the participant may choose to:

   .   Remain in the SA-1 Contract and Independence Plus Contract.

   . Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

   . Transfer all current assets and future Purchase Payments to Portfolio Director.

   If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.

   Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the form of the contract or certificate for its terms and conditions.

   Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

   Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


   Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, 60 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 12 of which invest in other mutual fund portfolios. Three fixed investment options are also available.


   Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS
(UIT-981)

   Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

   Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The charge is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No charge is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such charge begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The charge may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.


   Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. Under Portfolio Director, 60 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 12 of which invest in public mutual fund portfolios. Three fixed investment options are also available.


   Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS
(C-1-75 AND IFA-78)

   Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

   Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

   Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

   Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION THAT MAY BE APPLICABLE TO ANY EXCHANGE

   Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.

   To satisfy a federal tax law requirement, non-spouse Beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

   Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the Beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

                        CALCULATION OF SURRENDER CHARGE

   The surrender charge is discussed in the prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

Example 1.

                              TRANSACTION HISTORY

DATE                                         TRANSACTION                AMOUNT
----                           ---------------------------------------  -------
10/1/94....................... Purchase Payment                         $10,000
10/1/95....................... Purchase Payment                           5,000
10/1/96....................... Purchase Payment                          15,000
10/1/97....................... Purchase Payment                           2,000
10/1/98....................... Purchase Payment                           3,000
10/1/99....................... Purchase Payment                           4,000
12/31/99...................... Total Purchase Payments (Assumes
                               Account Value is $50,000)                 39,000
12/31/99...................... Total Surrender

   Surrender Charge is lesser of (a) or (b):

a.  Surrender Charge calculated on 60 months of Purchase Payments
    1.  Surrender Charge against Purchase Payment of 10/1/94..................           $    0
    2.  Surrender Charge against Purchase Payment of 10/1/95..................           $  250
    3.  Surrender Charge against Purchase Payment of 10/1/96..................           $  750
    4.  Surrender Charge against Purchase Payment of 10/1/97..................           $  100
    5.  Surrender Charge against Purchase Payment of 10/1/98..................           $  150
    6.  Surrender Charge against Purchase Payment of 10/1/99..................           $  200
    Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6).......           $1,450

b.  Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:
    Account Value at time of surrender                                         $  50,000
    Less 10% not subject to Surrender Charge                                     - 5,000
                                                                               ---------
    Subject to Surrender Charge                                                   45,000
                                                                                X    .05
                                                                               ---------
    Surrender Charge based on Account Value                                    $   2,250 $2,250

c.  Surrender Charge is the lesser of a or b............................................ $1,450

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER

Example 2.

               TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

DATE                                         TRANSACTION                AMOUNT
----                           ---------------------------------------  -------
10/1/94....................... Purchase Payment                         $10,000
10/1/95....................... Purchase Payment                           5,000
10/1/96....................... Purchase Payment                          15,000
10/1/97....................... Purchase Payment                           2,000
10/1/98....................... Purchase Payment                           3,000
10/1/99....................... Purchase Payment                           4,000
12/31/99...................... 10% Partial Surrender (Assumes             3,900
                               Account Value is $39,000)
2/1/00........................ Full Surrender                            35,100

a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units 10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 -- $3,900 = $35,100

c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05 = $1,755

d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

   Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

    Gross Investment Rate
=   (EQUALS)
    The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/   (DIVIDED BY)
    The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

    Net Investment Rate
=   (EQUALS)
    Gross Investment Rate (calculated in Step 1)
-   (MINUS)
    Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

    Purchase Unit Value for that day.
=   (EQUALS)
    Purchase Unit Value for immediate preceding day.
X   (MULTIPLIED BY)
    Net Investment Rate (as calculated in Step 2) plus 1.00.

   The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

              ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

Example 3.

1. Purchase Unit value, beginning of period......................... $ 1.800000
2. Value of Fund share, beginning of period......................... $21.200000
3. Change in value of Fund share.................................... $  .500000
4. Gross investment return (3)/(2)..................................    .023585
5. Daily separate account fee*......................................    .000027
*Feeof 1% per annum used for illustrative purposes.
6. Net investment return (4)--(5)...................................    .023558
7. Net investment factor 1.000000+(6)...............................   1.023558
8. Purchase Unit value, end of period (1)X(7)....................... $ 1.842404

  ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

Example 4.

1. First Periodic Purchase Payment.................................. $   100.00
2. Purchase Unit value on effective date of purchase (see Example 3) $ 1.800000
3. Number of Purchase Units purchased (1)/(2).......................     55.556
4. Purchase Unit value for valuation date following purchase (see
   Example 3)....................................................... $ 1.842404
5. Value of Purchase Units in account for valuation date following
   purchase (3)X(4)................................................. $   102.36

                           CALCULATION OF MVA OPTION

   The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

   The market value adjustment is determined by the formula below, using the following factors:

   . A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

   . B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

   . N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

   . The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

   The market value adjustment will equal:

   The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                        [(1+A)/(1+B+0.005)]/(N/12)/--1

   The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

   The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described here as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

   The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

   The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

   The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

   In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.


   Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.


   Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity Contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

   The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

   The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

               ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

Example 8.

1. Payout Unit value, beginning of period........................... $ .980000
2. Net investment factor for Period (see Example 3).................  1.023558
3. Daily adjustment for 3 1/2% Assumed Investment Rate..............   .999906
4. (2)X(3)..........................................................  1.023462
5. Payout Unit value, end of period (1)X(4)......................... $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

1.  Number of Purchase Units at Payout Date.........................  10,000.00
2.  Purchase Unit value (see Example 3)............................. $ 1.800000
3.  Account Value of Contract (1)X(2)............................... $18,000.00
4.  First monthly Payout Payment per $1,000 of Account Value........ $     5.63
5.  First monthly Payout Payment (3)X(4)/1,000...................... $   101.34
6.  Payout Unit value (see Example 8)............................... $  .980000
7.  Number of Payout Units (5)/(6)..................................    103.408
8.  Assume Payout Unit value for second month equal to.............. $  .997000
9.  Second monthly Payout Payment (7)X(8)........................... $   103.10
10. Assume Payout Unit value for third month equal to............... $  .953000
11. Third monthly Payout Payment (7)X(10)........................... $    98.55

                  DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

   The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

   The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority ("FINRA"). The principal underwriter for VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation and is a member of FINRA.

   The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.

   Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales Commissions paid for

Portfolio Director, Portfolio Director 2 and Portfolio Director Plus totaled $170,761,050 in 2008, $172,081,628 in 2007 and $138,796,716 in 2006. The
Distributor retained $0 in commissions for each of the Portfolio Director products those same years.


                                    EXPERTS


   The consolidated balance sheets of The Variable Annuity Life Insurance Company as of December 31, 2008 and 2007 and the related consolidated statements of income (loss), comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2008 and the statement of assets and liabilities of The Variable Annuity Life Insurance Company Separate Account A as of December 31, 2008 and the related statement of operations for the period then ended and the statement of changes in net assets for each of the two periods ended December 31, 2008, all included in this Statement of Additional Information , have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.


                       COMMENTS ON FINANCIAL STATEMENTS

   The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

   Not all of the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Registered Public Accounting Firm..............     1

Consolidated Balance Sheet - December 31, 2008 and 2007..............  2 to 3

Consolidated Statement of Income (Loss) - Years Ended December 31,
  2008, 2007 and 2006................................................     4

Consolidated Statement of Cash Flows - Years Ended December 31,
  2008, 2007 and 2006................................................  5 to 6

Consolidated Statement of Comprehensive Income (Loss) - Years Ended
  December 31, 2008, 2007 and 2006...................................     7

Notes to Consolidated Financial Statements...........................  8 to 58

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income (loss), of cash flows and of comprehensive income (loss) present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Houston, Texas
April 29, 2009

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET

                                                     December 31, December 31,
                                                         2008         2007
                                                     ------------ ------------
                                                           (In millions)
ASSETS
Investments and cash
   Cash.............................................   $ 2,014      $   303
   Short-term investments...........................        62           65
   Fixed maturity securities:
       Available for sale, at fair value
         (amortized cost: 2008 - $21,806; 2007
         - $24,870).................................    20,483       24,944
       Hybrid securities, at fair value
         (amortized cost: 2008 - $10; 2007 -
         $78).......................................         8           84
       Trading securities, at fair value (cost:
         2008 - $275; 2007 - $110)..................       189          109
   Common stocks and non-redeemable preferred
     stocks:
       Available for sale, at fair value (cost:
         2008 - $53; 2007 - $61)....................        52          100
       Trading securities, at fair value (cost:
         2008 - $1; 2007 - $1)......................         1            1
   Mortgage and other loans receivable..............     4,451        4,423
   Policy loans.....................................     1,007        1,042
   Partnerships and other invested assets...........     2,445        3,092
   Securities lending collateral, at fair value
     (cost: 2008 - $0; 2007 - $9,721)...............        --        9,063
                                                       -------      -------
   Total investments and cash.......................    30,712       43,226
   Variable annuity assets held in separate
     accounts.......................................    18,735       29,470
   Accrued investment income........................       396          392
   Deferred acquisition costs and cost of
     insurance purchased............................     2,501        1,989
   Deferred bonus interest..........................       146           83
   Income taxes receivable..........................        --           10
   Receivable from brokers..........................         8           60
   Other assets.....................................        69           90
                                                       -------      -------
   TOTAL ASSETS.....................................   $52,567      $75,320
                                                       =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)

                                                      December 31, December 31,
                                                          2008         2007
                                                      ------------ ------------
                                                            (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities
   Reserves for fixed annuity contracts..............   $31,815      $30,495
   Income taxes currently payable....................       150           --
   Securities lending payable........................        --        9,843
   Payable to brokers................................         1            9
   Other liabilities.................................       305          386
                                                        -------      -------
   Total reserves, payables and accrued liabilities..    32,271       40,733
Variable annuity liabilities related to separate
  accounts...........................................    18,735       29,470
Deferred income taxes................................       127          588
                                                        -------      -------
   Total liabilities.................................    51,133       70,791
                                                        -------      -------
Shareholder's equity
   Common stock, $1 par value; 5,000,000 shares
     authorized; shares issued 2008 and 2007 -
     3,575,000.......................................         4            4
   Additional paid-in capital........................     5,554        1,648
   Retained earnings (accumulated deficit)...........    (3,430)       3,094
   Accumulated other comprehensive loss..............      (694)        (217)
                                                        -------      -------
   Total shareholder's equity........................     1,434        4,529
                                                        -------      -------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY...........   $52,567      $75,320
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED STATEMENT OF INCOME (LOSS)

                                                       Years Ended December 31,
                                                       -----------------------
                                                         2008    2007    2006
                                                       -------  ------  ------
                                                            (In millions)
REVENUES
   Investment income.................................. $ 1,414  $2,280  $2,299
   Fee income.........................................
       Variable annuity fees..........................     297     350     307
       Other fee income...............................     105      97      78
   Net realized investment losses.....................  (6,978)   (452)   (156)
                                                       -------  ------  ------
   Total revenues.....................................  (5,162)  2,275   2,528
                                                       -------  ------  ------
BENEFITS AND EXPENSES
   Interest credited to fixed annuity contracts.......   1,241   1,173   1,157
   General and administrative expenses, net of
     deferrals........................................     187     171     155
   Amortization of deferred acquisition costs, cost
     of insurance purchased and deferred bonus
     interest.........................................    (178)    150     118
   Annual commissions, net of Deferrals...............      85      77      75
   Guaranteed minimum death benefits..................       8       3       3
                                                       -------  ------  ------
   Total benefits and expenses........................   1,343   1,574   1,508
                                                       -------  ------  ------
PRETAX INCOME (LOSS)..................................  (6,505)    701   1,020
Income tax expense (benefit)..........................      19     207     325
                                                       -------  ------  ------
NET INCOME (LOSS)..................................... $(6,524) $  494  $  695
                                                       =======  ======  ======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS

                                                     Years Ended December 31,
                                                    -------------------------
                                                      2008     2007     2006
                                                    -------  -------  -------
                                                          (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income (loss)............................... $(6,524) $   494  $   695
   Adjustments to reconcile net income
     (loss) to net cash provided by
     operating activities:
          Interest credited to fixed
            annuity contracts......................   1,241    1,173    1,157
          Net realized investment losses...........   6,978      452      156
          Equity in income of partnerships
            and other invested assets..............     427     (163)    (153)
          Amortization of premium and
            discount on securities.................     (58)     (73)     (58)
          Provision for deferred income
            taxes..................................    (200)      (8)      37
   Changes in:
       Trading securities, at fair value...........      94       24       15
       Hybrid securities, at fair value............      76       19       30
       Accrued investment income...................      (4)      23        8
       Deferred acquisition costs..................    (396)     (74)     (73)
       Income taxes currently receivable/
         payable...................................     160       (2)     (15)
       Other liabilities...........................     136       69       19
   Other, net......................................       1      (11)       9
                                                    -------  -------  -------
NET CASH PROVIDED BY OPERATING ACTIVITIES..........   1,931    1,923    1,827
                                                    -------  -------  -------
CASH FLOWS FROM INVESTING ACTIVITIES
   Purchases and issuances of:
       Fixed maturity securities...................  (5,749)  (6,838)  (6,498)
       Mortgage loans..............................    (361)  (1,395)  (1,142)
       Other investments, excluding
         short-term investments....................  (3,261)  (3,687)  (2,745)
   Sales of:
       Fixed maturity securities...................   5,507    7,711    6,272
       Other investments, excluding
         short-term investments....................   3,258    2,926    2,197
   Redemptions and maturities of:
       Fixed maturity securities...................     836    1,265    1,219
       Mortgage loans..............................     332      415      274
   Change in short-term investments................       2      (45)      14
   Change in securities lending collateral.........   5,984      159     (293)
                                                    -------  -------  -------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES.......................................   6,548      511     (702)
                                                    -------  -------  -------

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                      Years Ended December 31,
                                                     -------------------------
                                                       2008     2007     2006
                                                     -------  -------  -------
                                                           (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
   Deposits on fixed annuity contracts.............. $ 2,754  $ 2,437  $ 2,401
   Net exchanges to (from) the fixed accounts
     of variable annuity contracts..................   1,001      (90)     218
   Withdrawal payments on fixed annuity
     contracts......................................  (3,705)  (3,533)  (3,387)
   Claims and annuity payments on fixed annuity
     contracts......................................    (188)    (195)    (198)
   Change in securities lending payable.............  (9,843)    (193)     293
   Capital contributions from Parent................   3,213       35       --
   Dividends paid to Parent.........................      --     (700)    (400)
                                                     -------  -------  -------
NET CASH USED IN FINANCING ACTIVITIES...............  (6,768)  (2,239)  (1,073)
                                                     -------  -------  -------
NET INCREASE IN CASH................................   1,711      195       52
CASH AT BEGINNING OF PERIOD.........................     303      108       56
                                                     -------  -------  -------
CASH AT END OF PERIOD............................... $ 2,014  $   303  $   108
                                                     =======  =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid................................ $    60  $   216  $   303
                                                     =======  =======  =======
   Non-cash activity:
       Bonus interest credited to reserve for
         annuity contracts.......................... $    41  $    38  $    28
                                                     =======  =======  =======
       Capital contribution in form of
         securities................................. $   693  $    --  $    --
                                                     =======  =======  =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

                                                       Years Ended December 31,
                                                       -----------------------
                                                         2008     2007    2006
                                                       -------  -------  -----
                                                            (In millions)
NET INCOME (LOSS)..................................... $(6,524) $   494  $ 695
OTHER COMPREHENSIVE LOSS
   Net unrealized losses on invested assets arising
     during the current period........................  (4,743)  (1,105)  (299)
   Deferred income tax benefit on above changes.......   1,676      393    117
   Reclassification adjustment for net realized
     losses included in net income....................   3,825      235    132
   Deferred income tax expense on above changes.......  (1,351)     (84)   (52)
   Adjustment to deferred acquisition costs and
     deferred bonus interest..........................     178      102     65
   Deferred income tax expense on above changes.......     (63)     (36)   (25)
   Foreign currency translation adjustments...........       2       --     --
   Deferred income tax expense on above changes.......      (1)      --     --
                                                       -------  -------  -----
OTHER COMPREHENSIVE LOSS..............................    (477)    (495)   (62)
                                                       -------  -------  -----
COMPREHENSIVE INCOME (LOSS)........................... $(7,001) $    (1) $ 633
                                                       =======  =======  =====

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

   The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives.

   The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The financial conditions of AIG and rating downgrades beginning late in the third quarter of 2008 and AIG's restructuring plan and related events described in Note 16 below (collectively, the "AIG Events") have also impacted the Company's operations. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts. In addition, the Company has experienced surrenders in its variable annuity products and may continue to experience such surrenders, also resulting in reduced fee income. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and or statutory capital.

   As described in Note 16 herein, AIG commenced an organization-wide restructuring plan under which some of its businesses will be divested, some will be held for later divestiture, and some businesses will be prepared for potential subsequent offerings to the public. Successful execution of the restructuring plan involves significant separation activities. Accordingly, AIG and the Company have established retention programs for its key employees to maintain ongoing business operations and to facilitate the successful execution of the restructuring plan.

   At December 31, 2008, AIG and the Company cannot determine the expected date of completion or reliably estimate the total aggregate expenses expected to be incurred for all AIG's restructuring and separation

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY activities. This is due to the significant scale of the restructuring plan, the fact that restructuring costs will vary depending on the identity of the ultimate purchasers of the divested entities, as well as the extended period over which the restructuring is expected to occur.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

   USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

   The Company considers its most critical accounting estimates to be those with respect to future policy benefits for life and accident and health contracts, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs (DAC), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's consolidated financial statements.

   During the second half of 2007 and through 2008, disruption in the global credit markets, coupled with the repricing of credit risk, and the U.S. housing market deterioration, particularly in the fourth quarter, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets and the obligations and collateral relating to certain financial instruments issued or held by the Company.

   CASH: Cash represents cash on hand and all highly liquid investments purchased with an original maturity of three months or less.

   INVESTMENTS: Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments maturing within one year, such as commercial paper.

   Fixed maturity securities, common stocks and non-redeemable preferred stocks available for sale are carried at fair value. Changes in unrealized gains and losses, net of tax and their effect on amortization of deferred acquisition costs and other deferred expenses, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   If a security includes terms affecting cash flows or exchanges under the contract and have economic characteristics and risks not clearly and closely related to the economic characteristics and risks of the security, those terms are considered an embedded derivative and are accounted for separately. Embedded derivatives are carried at fair value with unrealized gains and losses reflected in income.

   The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable at the acquisition or issuance date.

   Bonds and common stock classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II, which is carried at fair value under Statement of Financial Accounting Standards ("FAS") No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). Unrealized gains and losses on trading securities are reported in net investment income.

   The Company evaluates its investments for other-than-temporary impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

   . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

   . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

   . The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

   The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary (severity losses).

   Once a security has been identified as other-than-temporarily impaired, the amount of such impairment is determined by reference to that security's contemporaneous fair value and recorded as a charge to

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY earnings. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

   In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not credit or foreign exchange related, the Company generally accretes the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

   Certain investments in beneficial interests in securitized financial assets of less than high quality with contractual cash flows, including asset-backed securities, are subject to the impairment and income recognition guidance of Emerging Issue Task Force ("EITF") 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continued to Be Held by a Transferor in Securitized Financial Assets" as amended by FASB Staff Position ("FSP") No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue
   No. 99-20," which became effective prospectively in the fourth quarter of 2008. EITF 99-20 requires periodic updates of the Company's best estimate of cash flows over the life of the security. If the fair value of such security is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both their timing and amount, an other-than-temporary impairment charge is recognized. Interest income is recognized based on changes in the timing and the amount of expected principal and interest cash flows reflected in the yield.

   The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

   Mortgage and other loans are carried at amortized unpaid balances, net of provisions for estimated losses, plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company recorded a $5.7 million credit allowance on other loans as of December 31, 2008. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2007.

   Policy loans are carried at unpaid balances.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Partnerships consist of investments in hedge funds and limited partnerships. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income (loss). With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

   Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust"). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 6).

   Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

   SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: On
   December 12, 2008, the Company terminated its securities lending activities (see Note 4 for additional information).

   Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the statement of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received

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                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

   As of December 31, 2007, securities subject to securities lending agreements had a fair value of $9.66 billion, and were included in fixed maturity securities available for sale at that date.

   DERIVATIVE FINANCIAL INSTRUMENTS: The Company reports all derivatives at fair value in other invested assets or other liabilities, as applicable, in the consolidated balance sheet.

   The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest and currency rates on certain investment securities.

   Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company believes that such hedging activities have been and remain economically effective, but do not qualify for hedge accounting. As a result, changes in the fair value of swaps are recognized in realized investment gains and losses.

   The Company buys and sells short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

   The Company issues riders that offer guaranteed minimum withdrawal benefit ("GMWB") on certain variable annuity products. Under FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMWB is considered an embedded derivative that is required to be bifurcated from the host contract and carried at fair value. The fair value of the GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market through matrix pricing that utilizes observable market inputs. The changes in fair value of the Company's GMWB, indexed options and futures are reported in net realized investment gains (loss) in the accompanying consolidated statement of income (loss) and comprehensive income (loss).

   The GMWB is a feature that provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided. The Company purchases options on the S&P 500 index and futures of U.S. Treasury securities to partially offset this risk.

   DEFERRED ACQUISITION COSTS ("DAC") AND OTHER DEFERRED EXPENSES: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

   The Company currently offers enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain of its products. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

   The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in deferred acquisition costs and cost of insurance purchased in the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 4.5% in 2008, 2007 and 2006. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

   The Company reviews the carrying value of DAC, CIP and deferred bonus interest on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

   AMORTIZATION OF DAC AND OTHER DEFERRED EXPENSES: DAC, CIP and deferred bonus interest are amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. Amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

   As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

   The assumption for the long-term annual market growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

   VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
   ACCOUNTS: The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as Variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in Variable annuity fees in the consolidated statement of income (loss).

   RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with FAS
   No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), and are recorded at accumulated

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY value (deposits received, plus accrued interest, less withdrawals and assessed fees).

   Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income (loss), as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to separate accounts, upon receipt.

   RESERVES FOR GUARANTEED BENEFITS: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit ("GMDB") that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3% per annum (subject to certain caps). These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

   The Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the consolidated statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The Company introduced a GMWB in June of 2006 to certain variable annuity contracts. The GMWB is an optional feature that guarantees periodic partial withdrawals that in total equal the guaranteed benefit, even if the accumulation value of the contract falls to zero as a result of adverse investment performance.

   In addition, the Company is a coinsurer for the guaranteed minimum income benefit ("GMIB") and GMWB under two separate reinsurance agreements on certain variable annuity contracts issued by American Life Insurance Company ("ALICO"), an AIG subsidiary.

   Effective April 1, 2008, the first agreement was amended to terminate the agreement for new business issued on and after April 1, 2008.

   Effective April 1, 2009, the second agreement was amended to terminate the agreement for new business issued on and after April 1, 2009.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

   . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

   . Dividend income and distributions from common and preferred stock and other investments when receivable.

   . Earnings from partnership investments accounted for under the equity method.

   FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios. Surrender charges are assessed on withdrawals occurring during the surrender charge period. Net retained commissions are recognized as income on a trade date basis.

   NET REALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

   . Sales of fixed maturities, equity securities, securities lending invested collateral and other types of investments.

   . Reductions to the cost basis of fixed maturities, equity securities, securities lending invested collateral and other types of investments for other-than-temporary impairments.

   .   Changes in fair value of derivative assets and liabilities.

   .   Exchange gains and losses resulting from foreign exchange transactions.

   INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. Deferred tax assets and liabilities are recorded for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements. The Company assesses its ability to realize deferred tax assets considering all available evidence, including the earnings history, the timing, character and amount of future earnings potential, the reversal of taxable temporary differences, and the tax

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY planning strategies available to the legal entities when recognizing deferred tax assets in accordance with FAS No. 109, "Accounting for Income Taxes" ("FAS 109").

   The Company applies the standards set forth in FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109," ("FIN 48") in determining the financial impact of income tax positions taken or expected to be taken in a tax return. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition of uncertain tax positions. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

   The Company's determination of the realizability of its deferred tax assets requires estimates of future taxable income. Such estimates could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or its results of operations.

   RECENTLY ISSUED ACCOUNTING STANDARDS:

   In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. SOP 05-1 became effective on January 1, 2007 and generally affects the accounting for internal replacements occurring after that date. The adoption did not have any effect on the consolidated financial position or results of operations of the Company.

   In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments, an amendment of FAS 133 and FAS 140" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date.

   The Company elected to early adopt FAS 155 as of January 1, 2006, and apply FAS 155 fair value measurement to certain hybrid financial instruments in the Company's available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $2.6

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY million after-tax ($4.1 million pre-tax) increase to opening retained earnings as of January 1, 2006, representing the difference between the fair value of these hybrid financial instruments and the prior carrying value as of December 31, 2005. The effect of adoption on after-tax gross gains and losses was $4.9 million ($7.7 million pre-tax) and $2.3 million ($3.6 million pre-tax), respectively.

   In connection with the Company's early adoption of FAS 155, hybrid financial instruments of $102.6 million at December 31, 2006 are now carried at fair value. The effect on earnings for 2006, for changes in the fair value of hybrid financial instruments, was a pre-tax loss of $4.3 million and is reflected in investment income in the consolidated statement of income
   (loss).

   In July 2006, the FASB issued FSP No. 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any FIN 48 uncertain tax position related to the lease. FSP 13-2 is effective for fiscal years beginning after December 15, 2006. The Company adopted FSP 13-2 on January 1, 2007. Upon adoption, the Company recorded a $36.2 million decrease in the opening balance of retained earnings, net of tax, to reflect the cumulative effect of this change in accounting. In 2008, the Company revised the projected timing of income tax cash flows related to a leveraged lease transaction. In accordance with FSP 13-2, the allocation of income to positive investment years was recalculated from the inception of the lease using the revised assumptions. The net investment balance was adjusted to conform to the recalculated balances, and the change was recognized as a $136.6 million reduction to investment income for the year ended December 31, 2008.

   In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 nullifies the guidance in EITF 02-3, "Issues Involved in Accounting and Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" that precluded the recognition of a trading profit at the inception of a derivative contract unless the fair value of such contract was obtained from a quoted market price or other valuation technique incorporating observable market data. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value.

   The Company adopted FAS 157 on January 1, 2008, its required effective date and it primarily affected the fair value measurement of the embedded derivatives within the Company's GMWB living benefits. The adoption of FAS 157 did not have a material effect on the Company's consolidated financial condition or its consolidated results of operations.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   In February 2007, the FASB issued FAS No. 159. FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The Company adopted FAS 159 on January 1, 2008, its required effective date. As of January 1, 2008, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

   In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset Where the Market for That Asset Is Not Active" ("FSP FAS 157-3"). FSP FAS 157-3 provides guidance clarifying certain aspects of FAS 157 with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting FSP FAS 157-3 on the Company's consolidated financial condition and results of operations were not material.

   In January 2009, the FASB issued FSP EITF amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets," to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting FSP EITF 99-20-1 on the Company's consolidated financial condition and results of operations were not material.

   FUTURE APPLICATION OF ACCOUNTING STANDARDS:

   In December 2007, the FASB issued FAS No. 141 (revised 2007), "Business Combinations" ("FAS 141I"). FAS 141(R) changes the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations, requiring an acquirer to recognize 100 percent of the fair values of assets acquired, liabilities assumed, and noncontrolling interests in acquisitions of less than a 100 percent controlling interest when the acquisition constitutes a change in control of the acquired entity recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, and recognizing preacquisition loss and gain contingencies at their acquisition-date fair values, among other changes.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The Company adopted FAS 141(R) for business combinations for which the acquisition date is on or after January 1, 2009. The Company's adoption of this guidance does not have a material effect on the Company's consolidated financial position or results of operations, but may have an effect on the accounting for future business combinations, if any.

   In December 2007, the FASB issued FAS No. 160, "Noncontrolling interests in Consolidated Financial Statements", an amendment of ARB No. 51 ("FAS 160"). FAS 160 requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of consolidated shareholders' equity, or in the mezzanine section of the balance sheet (between liabilities and equity), to the extent such interests do not qualify as "permanent equity" in accordance with EITF Topic D-98, "Classification and Measurement of Redeemable Securities" (revised September 2008). FAS 160 also establishes accounting rules for subsequent acquisitions and sales of noncontrolling interests and how noncontrolling interests should be presented in the consolidated statement of income. The noncontrolling interests' share of subsidiary income should be reported as a part of consolidated net income with disclosure of the attribution of consolidated net income to the controlling and noncontrolling interests on the face of the statement of income.

   The Company adopted FAS 160 on January 1, 2009, its required effective date. FAS 160 must be adopted prospectively, except that noncontrolling interests should be reclassified from liabilities to a separate component of shareholder's equity and consolidated net income should be recast to include net income attributable to both controlling and noncontrolling interests retrospectively. The adoption of this guidance does not have an effect on the Company's consolidated financial position or results of operations.

   In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities", an amendment of FAS No. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

   In May 2008, the FASB issued FAS 162, "The Hierarchy of Generally Accepted Accounting Principles" ("FAS 162"). FAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statement presented in conformity with GAAP but does not change current practices. FAS 162 will become effective on the 60/th/ day following Securities and Exchange Commission ("SEC") approval of the Public Company Accounting Oversight Board amendments to remove GAAP hierarchy from the auditing standards. FAS 162 will have no effect on the Company's consolidated financial condition, results of operations or cash flows.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   In February 2008, the FASB issued FSP No. FAS 140-3, "Accounting for Transfers of Financial Assets and Repurchase Financing Transaction" ("FSP FAS 140-3"). FSP FAS 140-3 requires an initial transfer of a financial asset and a repurchase financing that was entered into contemporaneously with or in contemplation of the initial transfer to be evaluated as a linked transaction unless certain criteria are met.

   FSP FAS 140-3 is effective for the Company beginning January 1, 2009 and will be applied to new transactions entered into from that date forward. Early adoption is prohibited. The Company has assessed the effect that adopting FSP FAS 140-3 will have on its consolidated financial statements and does not believe the effect will be material.

   In April 2008, the FASB issued FSP FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary" ("FSP FAS 115-2 and FAS 124-2"). FSP FAS 115-2 and FAS 124-2 amend the other-than-temporary impairment guidance in U.S. GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments on debt and equity securities in the financial statements. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. FSP FAS 115-2 and FAS 124-2 are effective for interim and annual reporting periods ending after June 15, 2009 and management is assessing the affect that adopting them will have on its financial statements.

   In April 2008, the FASB issued FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP FAS 157-4"). FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. This FSP also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009 and management is assessing the affect that adopting the FSP will have on its financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS

   The cost or amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale by major category and securities lending collateral follow:

                                                December 31, 2008                         December 31, 2007
                                    ----------------------------------------- -----------------------------------------
                                     Cost or    Gross      Gross    Estimated  Cost or    Gross      Gross    Estimated
                                    Amortized Unrealized Unrealized   Fair    Amortized Unrealized Unrealized   Fair
                                      Cost      Gains      Losses     Value     Cost      Gains      Losses     Value
                                    --------- ---------- ---------- --------- --------- ---------- ---------- ---------
Securities of the United States
  government.......................  $     2     $  1     $    --    $     3   $     7     $ --     $    --    $     7
Securities of foreign governments..      205        6         (11)       200       302       18          (6)       314
States, territories, and political
  subdivisions.....................      134        3          --        137        59        6          --         65
Corporate bonds and notes..........   12,675      298        (977)    11,996    13,697      560        (179)    14,078
Mortgage-backed securities.........    8,489      230        (759)     7,960    10,488      124        (445)    10,167
Affiliated securities..............      301       --        (114)       187       317       --          (4)       313
                                     -------     ----     -------    -------   -------     ----     -------    -------
Total fixed maturity securities....   21,806      538      (1,861)    20,483    24,870      708        (634)    24,944
Equity securities..................       53        3          (4)        52        61       39          --        100
Securities lending collateral......       --       --          --         --     9,721       --        (658)     9,063
                                     -------     ----     -------    -------   -------     ----     -------    -------
   Total...........................  $21,859     $541     $(1,865)   $20,535   $34,652     $747     $(1,292)   $34,107
                                     =======     ====     =======    =======   =======     ====     =======    =======

   The amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity, as of December 31, 2008, were as follows:

                                                  Amortized Estimated
                                                    Cost    Fair Value
                                                  --------- ----------
                                                     (In millions)
          Due in one year or less................  $   476   $   476
          Due after one year through five years..    4,260     4,135
          Due after five years through ten years.    5,787     5,363
          Due after ten years....................    2,794     2,549
          Mortgage-backed securities.............    8,489     7,960
                                                   -------   -------
             Total fixed maturity securities.....  $21,806   $20,483
                                                   =======   =======

   Actual maturities may differ from contractual maturities due to prepayments and redemptions.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and on securities lending collateral and presents the length of time that individual securities have been in a continuous unrealized loss position.

                                                   Less than 12 months 12 Months or More       Total
                                                   -----------------   ----------------  -----------------
                                                    Fair    Unrealized Fair   Unrealized  Fair   Unrealized
(In millions)                                       Value     Losses   Value    Losses    Value    Losses
-------------                                      -------  ---------- ------ ---------- ------- ----------
At December 31, 2008:
Foreign government................................ $   116   $   (11)  $    4   $  --    $   120  $   (11)
Corporate debt....................................   5,637      (706)   1,426    (271)     7,063     (977)
Mortgage-backed securities........................   1,533      (310)   1,471    (449)     3,004     (759)
Affiliated securities.............................     124       (91)      23     (23)       147     (114)
                                                   -------   -------   ------   -----    -------  -------
Total fixed maturity securities...................   7,410    (1,118)   2,924    (743)    10,334   (1,861)
Equity securities.................................      14        (4)      --      --         14       (4)
                                                   -------   -------   ------   -----    -------  -------
Total............................................. $ 7,424   $(1,122)  $2,924   $(743)   $10,348  $(1,865)
                                                   =======   =======   ======   =====    =======  =======
At December 31, 2007:
Foreign government................................ $    82   $    (4)  $   24   $  (2)   $   106  $    (6)
Corporate debt....................................   2,889       (68)   2,126    (111)     5,015     (179)
Mortgage-backed securities........................   2,600      (260)   2,930    (185)     5,530     (445)
Affiliated securities.............................     154        --      110      (4)       264       (4)
                                                   -------   -------   ------   -----    -------  -------
Total fixed maturity securities...................   5,725      (332)   5,190    (302)    10,915     (634)
Securities lending collateral.....................   8,498      (598)     565     (60)     9,063     (658)
                                                   -------   -------   ------   -----    -------  -------
Total............................................. $14,223   $  (930)  $5,755   $(362)   $19,978  $(1,292)
                                                   =======   =======   ======   =====    =======  =======

   As of December 31, 2008, the Company held 1,421 individual bonds and other investments that were in an unrealized loss position, of which 416 individual investments were in an unrealized loss position continuously for 12 months or more.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The net realized capital gains (losses) of the Company's available for sale investments were as follows:

                                                       Years Ended December 31,
                                                       ---------------------
                                                         2008      2007   2006
                                                       -------    -----  -----
                                                           (In millions)
Net realized investment gains (losses):
   Fixed maturity securities.......................... $  (220)   $ (33) $  10
   Equity securities..................................      17       11     12
   Mortgage and other loans...........................      (3)      --     --
   Partnerships and other invested assets.............    (175)       6     (9)
   Derivative instruments.............................      62      (33)   (39)
   Securities lending collateral......................  (3,562)    (156)    --
   Impairment writedowns..............................  (3,097)    (247)  (130)
                                                       -------    -----  -----
Total net realized investment losses before taxes..... $(6,978)   $(452) $(156)
                                                       =======    =====  =====

   The Company recorded other-than-temporary impairment charges of $5.93 billion (including $2.83 billion allocated to securities lending collateral), $369 million (including $122 million allocated to securities lending collateral) and $130 million in 2008, 2007 and 2006, respectively. See Note 2 herein for the Company's other-than-temporary impairment accounting policy.

   The gross realized gains and gross realized losses from sales of the Company's available for sale securities were as follows:

                                2008              2007              2006
                          ----------------  ----------------  ----------------
                           Gross    Gross    Gross    Gross    Gross    Gross
                          Realized Realized Realized Realized Realized Realized
(In millions)              Gains    Losses   Gains    Losses   Gains    Losses
-------------             -------- -------- -------- -------- -------- --------
At December 31, 2008:
Fixed maturity securities   $678    $(898)    $69     $(102)    $69      $(59)
Equity securities........     17       --      11        --      12        --
                            ----    -----     ---     -----     ---      ----
   Total.................   $695    $(898)    $80     $(102)    $81      $(59)
                            ====    =====     ===     =====     ===      ====

   The sources and related amounts of investment income were as follows:

                                                       Years Ended December 31,
                                                       ----------------------
                                                        2008     2007    2006
                                                       ------   ------  ------
                                                            (In millions)
Fixed maturity securities - non-affiliated............ $1,391   $1,716  $1,837
Fixed maturity securities - affiliated................     19       20      21
Equity securities.....................................      2        6       1
Mortgage and other loans..............................    278      265     192
Policy loans..........................................     56       56      --
Partnerships and other invested assets................   (415)     214     232
Other investment income...............................    100       22      31
                                                       ------   ------  ------
   Gross investment income............................  1,431    2,299   2,314
Investment expenses...................................    (17)     (19)    (15)
                                                       ------   ------  ------
   Total net investment income........................ $1,414   $2,280  $2,299
                                                       ======   ======  ======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   At December 31, 2008, the Company's investments included seven investments in single entities that each exceeded 10% of the Company's consolidated shareholder's equity. These investments included short-term money market investments, highly-rated mortgage-backed securities, and public high grade bonds. Three of the issuing entities were U.S. government agencies.

   On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold to Maiden Lane II LLC ("ML II") all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") which were held as securities lending invested collateral. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

   Neither AIG nor the Company has any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with FAS 140. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159, because this interest would otherwise meet the criteria of a hybrid instrument and require bifurcation of an embedded derivative. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 7 for further discussion of the Company's fair value methodology and the valuation of ML II.

   See Note 4 for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

   At December 31, 2008, the Company had direct commercial mortgage loan exposure of $4.33 billion. At that date, substantially all of the loans were current.

   The commercial loan exposure by state and type of loan, at December 31, 2008 were as follows:

(In millions)
               # of                                                            % of
State          Loans Amount Apartments Offices Retail Industrial Hotels Others Total
-----          ----- ------ ---------- ------- ------ ---------- ------ ------ -----
California....   53  $1,049    $ 33    $  515   $ 65     $202     $158   $ 76    24%
New York......   28     538      77       340     83        3       10     25    12%
Florida.......   35     389      25       149     80       79       --     56     9%
New Jersey....   18     368     129        96    118        5       --     20     9%
Texas.........   20     283      12        71     61       81       48     10     7%
Ohio..........   19     174     102        18     40       14       --     --     4%
Arizona.......    7     171      80        --     27        2       --     62     4%
Maryland......    9     136      --        73     57        2        4     --     3%
Georgia.......   13     129      17         6     68        5       21     12     3%
Virginia......    9     102      --        55     43        4       --     --     2%
Other states..  100     990     109       400    222      116       63     80    23%
                ---  ------    ----    ------   ----     ----     ----   ----   ---
   Total......  311  $4,329    $584    $1,723   $864     $513     $304   $341   100%
                ===  ======    ====    ======   ====     ====     ====   ====   ===

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   At December 31, 2008, the carrying value, which approximates fair value, of fixed maturity securities in default as to the payment of principal or interest totaled $85.4 million.

   At December 31, 2008, $2.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements

4. SECURITIES LENDING

   The Company and certain other domestic insurance subsidiaries of AIG historically participated in AIG's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the domestic insurance company participants
   (collectively, "the Participants").

   On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions.

   Under the Securities Lending Program, securities were loaned to various financial institutions, primarily major banks and brokerage firms. Historically, the Agent had received cash collateral from borrowers at current market levels, which were generally equal to 100 to 102 percent of the value of the loaned securities. The amount of cash advanced by borrowers declined during 2008, in light of the availability of alternative transactions requiring less collateral. During the fourth quarter of 2008, certain securities lending transactions met the requirements for sale accounting because the collateral obtained from the counterparties was not sufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Participants recognized net realized capital losses on deemed sales of lent securities and forward purchase commitments related to such transactions. For loans collateralized at less than 102 percent, the Company obtained a security interest in assets pledged by AIG, primarily high grade bonds, the fair value of which, together with the fair value of all collateral obtained by the Agent from counterparties in connection with the loans, equaled at least 102 percent of the fair value of the loaned securities at the inception of the loans.

   Cash collateral received by the Agent was invested primarily in fixed maturity securities to earn a net spread. A significant portion of the collateral received was invested in residential mortgage-backed securities with expected maturities that were longer than the liabilities to the securities lending counterparties. The value of those collateral securities declined during the latter part of 2007 and throughout 2008 and trading in such securities was extremely limited. As a result, the Participants recognized other-than-temporary impairment charges totaling $17.21 billion in 2008 related to investments in the collateral account.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Effective June 17, 2008, the Company benefited from an agreement between AIG and the Agent's parent ("the Make-whole Agreement"), pursuant to which AIG agreed to make additional contributions to the Securities Lending Program's collateral account, up to an aggregate limit of $5 billion, to offset the obligations of the Participants to contribute to the Securities Lending Program's collateral account their pro rata share of any investment losses incurred from the sale of investments made with the Securities Lending Program's collateral on and after January 1, 2008. Any such contributions by AIG to the Securities Lending Program's collateral account were recorded by the Participants as capital contributions. This agreement, which superseded prior, substantially identical agreements that limited AIG's contributions to lower amounts, terminated on December 31, 2008.

   In the third quarter of 2008, counterparties began curtailing their participation in the Securities Lending Program by returning lent securities and requiring the return of cash collateral. In September 2008, the Participants, including the Company, funded cash to the Securities Lending Program's collateral account to provide additional liquidity. On
   September 22, 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the New York Fed. During September 2008, AIG's borrowings under the Fed Facility included $11.35 billion that was advanced to the Securities Lending Program to provide liquidity for the return of collateral to counterparties. At September 30, 2008, AIG deemed the $11.35 billion it had borrowed under the Fed Facility to provide liquidity to the collateral account to be capital contributions to the Participants, largely offsetting $10.71 billion of third quarter 2008 other-than-temporary impairment charges recorded by the Participants. The Participants recorded interest expense for the period of time the advances were deemed outstanding borrowings, at a rate per annum equal to 3.6175%, which approximated the commercial paper borrowing rate then in effect.

   On October 8, 2008, certain of the Participants, including the Company, entered into a securities lending agreement with the New York Fed (the "Fed Securities Lending Agreement") pursuant to which the New York Fed agreed to borrow, on an overnight basis, up to $37.8 billion in investment grade fixed income securities from these participants in return for cash collateral. The Fed Securities Lending Agreement assisted the Participants in meeting their obligations to borrowers that were requesting the return of their cash collateral. Prior to this arrangement, $6.99 billion was borrowed by AIG under the Fed Facility between October 1, 2008 and October 8, 2008 and advanced to the Securities Lending Program collateral account to provide liquidity. These amounts were repaid to AIG in October 2008 using liquidity provided by transactions under the Fed Securities Lending Agreement, and the Participants recorded interest expense for these advances at a rate per annum equal to 2.8216%, which approximated the commercial paper borrowing rate then in effect. Each Participant's share of the total interest expense on the September and October 2008 advances from AIG was based on participation rates as of September 30, 2008.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   On December 8, 2008, in conjunction with the termination of the Securities Lending Program, certain of the Participants purchased corporate credit and other asset-backed securities at fair values totaling $3.09 billion from the Securities Lending Program's collateral account, which used the proceeds to settle a portion of the outstanding securities lending transactions. These transactions were recorded as purchases of fixed maturity securities by each of the respective purchasing entities.

   On December 12, 2008, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the New York Fed.

   Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") held by the Agent in connection with the Securities Lending Program. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinate to the repayment of the NY Fed loan to ML II. The amount of the initial payment and the deferred contingent portions of the total purchase price, if any are realized, will be allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008. The total purchase price was based on the fair value of the RMBS as of October 31, 2008. The Participants recognized realized capital losses of $2.2 billion related to declines in the fair value of the RMBS for the month of October 2008 prior to the sale of the RMBS to ML II.

   Pursuant to a credit agreement, the NY Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion. Such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008. The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the NY Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. In addition, after ML II has paid this fixed portion of the deferred contingent purchase price plus interest, the Participants will be entitled to receive one-sixth of any net proceeds received by ML II in respect of the RMBS as the remaining deferred contingent purchase price for the RMBS, and the NY Fed will receive five-sixths of any net proceeds received by ML II in respect of the RMBS as contingent interest on the ML II Senior Loan. The NY Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the NY Fed has any interest in the ML II Senior Loan.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Neither AIG nor the Participants have any control rights over ML II. The Company has determined that ML II is a variable interest entity (VIE) and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with Statement of Financial Accounting Standards 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159. This interest is reported on the balance sheet in fixed maturity securities, trading.

   The Participants applied the initial consideration from the sales of the RMBS and other collateral assets, along with available cash and $5.1 billion provided by AIG in the form of capital contributions, to settle outstanding securities lending transactions (including those under the Fed Securities Lending Agreement, which totaled approximately $20.5 billion as of December 12, 2008). As a result, the Securities Lending Program and the Fed Securities Lending Agreement have been terminated.

   At December 31, 2008, the Company recorded a receivable from affiliate for amounts which are due the Company from the Agent, and a short-term invested asset representing undistributed funds held in the Securities Lending Program collateral account.

   As a result of the events and transactions described above, the Company recorded the following amounts in 2008:

(In millions)
For the year ended December 31, 2008:
Realized gains (losses) on securities lending invested collateral:
   Net realized gains (losses) on RMBS sold to ML II................ $  (379)
   Net realized gains (losses) on all other asset sales.............    (352)
   Realized losses due to other-than-temporary declines in value....  (2,831)
                                                                     -------
       Total........................................................ $(3,562)
                                                                     =======
Net realized gains (losses) related to lent securities with
  insufficient collateral:
   Deemed sales of lent securities.................................. $  (109)
   Forward purchase commitments.....................................    (174)
                                                                     -------
       Total........................................................ $  (283)
                                                                     =======
Capital contributions funded to the collateral account by AIG:
   Pursuant to the Make-whole Agreement............................. $   829
   AIG advances from the Fed Facility...............................   1,970
   Additional contribution..........................................     174
                                                                     -------
       Total........................................................ $ 2,973
                                                                     =======
Cash funded to the collateral account by the Company................ $   929
                                                                     =======
At December 31, 2008:
   Interest in ML II reported in fixed maturity securities, trading. $   136
                                                                     =======
   Undistributed Securities Lending Program assets, in short term
     invested assets................................................      38
                                                                     =======
   Receivable from affiliated Agent................................. $    33
                                                                     =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   In conjunction with the Securities Lending Program, the Company had a small number of securities subject to lending agreements with AIG International Inc., a subsidiary of AIG. All such loans were closed on or prior to December 12, 2008 in conjunction with the termination of the Securities Lending Program.

   On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants recorded the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. On November 17, 2008, the Participants instructed the Agent to distribute assets from the Securities Lending Program collateral account having an aggregate fair value equal to the aggregate fair value of the unreturned lent securities on that date. The assets distributed in settlement of amounts owed by Lehman included corporate credit and other asset-backed securities, which were recorded by the Affected Participants in fixed maturity securities, available for sale. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2008.

5. VARIABLE INTEREST ENTITY

   FASB "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN 46R") provides the guidance for the determination of consolidation for certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity that is at risk which would allow the entity to finance its activities without additional subordinated financial support. FIN 46R recognizes that consolidation based on majority voting interest should not apply to these VIEs. A VIE is consolidated by its primary beneficiary, which is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

   The Company primarily determines whether it is the primary beneficiary or a significant interest holder based on a qualitative assessment of the VIE. This includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's interests in the entity which either create or absorb variability. The Company evaluates the design of the VIE and the related risks the entity was designed to expose the variable interest holders to in evaluating consolidation. In limited cases, when it may be unclear from a qualitative standpoint if the Company is the primary beneficiary, the

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Company uses a quantitative analysis to calculate the probability weighted expected losses and probability weighted expected residual returns using cash flow modeling.

   The Company's total off balance sheet exposure associated with VIEs was $42 million and $63 million at December 31, 2008 and 2007, respectively.

   The Company defines a variable interest as significant relative to the materiality of its interest in the VIE. The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, or (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by the Company generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company, except in limited circumstances when the Company has provided a guarantee to the VIE's interest holders.

   The following table presents total assets of unconsolidated VIEs in which the Company holds a significant variable interest or is a sponsor that holds variable interest in a VIE, and the Company's maximum exposure to loss associated with these VIEs:

                                                      Maximum Exposure to Loss
                                               ---------------------------------------
                                               On-Balance Sheet    Off-Balance Sheet
                                               ---------------  -----------------------
                                               Purchased
                                       Total      and           Commitments
                                        VIE    Retained             and
                                       Assets  Interests  Other Guarantees  Derivatives Total
                                       ------- ---------  ----- ----------- ----------- -----
                                                           (In millions)
December 31, 2008
Real estate and investment funds...... $ 2,373   $252      $--      $42         $--     $294
CLOs/CDOs.............................     330     34       --       --          --       34
Maiden Lane II........................  19,190    136       --       --          --      136
                                       -------   ----      ---      ---         ---     ----
Total................................. $21,893   $422      $--      $42         $--     $464
                                       =======   ====      ===      ===         ===     ====
December 31, 2007
Real estate and investment funds...... $ 6,072   $470      $--      $63         $--     $533
CLOs/CDOs.............................     333     49       --       --          --       49
                                       -------   ----      ---      ---         ---     ----
Total................................. $ 6,405   $519      $--      $63         $--     $582
                                       =======   ====      ===      ===         ===     ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   BALANCE SHEET CLASSIFICATION: The Company's interest in the assets of unconsolidated VIEs were classified on the Company's balance sheet as follows:

                                                   Year Ended
                                                   December 31,
                                                   ------------
                                                   2008    2007
                                                   ----    ----
                                                   (In millions)
Assets:
   Available for sale.............................   34      49
   Trading securities (entirely Maiden Lane II,
     in 2008).....................................  136      --
   Partnerships and other invested assets.........  252     470
                                                    ----   ----
Total assets...................................... $422    $519
                                                    ====   ====

   On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the NY Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 4 for details regarding the terms of the sale of the RMBS to ML II.

   The Company enters into various arrangements with VIEs in the normal course of business. The Company is involved with VIEs primarily as passive investors in debt securities (rated and unrated) and equity interests issued by VIEs.

   REAL ESTATE AND INVESTMENT FUNDS: The Company is an investor in various real estate investments, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIE's activities consist of the development or redevelopment of commercial and residential real estate. The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs.

   CLOs/CDOs: The Company invests in collateralized debt obligations ("CDO") or collateralized loan obligations ("CLO"). In CDO and CLO transactions, a special purpose entity purchases a portfolio of assets such as bank loans, corporate debt, or non-performing credits and issues trust certificates or debt securities that represent interests in the portfolio of assets. These transactions can be cash-based or synthetic and are actively or passively managed.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   MORTGAGE BACKED SECURITIES: The Company is a passive investor in mortgage backed securities primarily issued by domestic entities that are typically structured as a Qualifying Special Purpose Entity ("QSPE"). The Company does not sponsor or transfer assets to the entities and was not involved in the design of the entities; as such, the Company has not included these entities in the above table. As the non-sponsor and non-transferor, the Company does not have the information needed to conclusively verify that these entities are QSPEs. The Company's maximum exposure is limited to its investment in securities issued by these entities and is not the primary beneficiary of the overall entity activities. The fair value of the Company's investment in mortgage backed securities is disclosed in Note 3.

6. DERIVATIVE FINANCIAL INSTRUMENTS

   The Company's derivative financial instruments were as follows:

                                         December 31, December 31,
                                             2008         2007
                                         ------------ ------------
                                               (In millions)
Related to investment securities:
   Interest rate swap agreements
       Notional amount..................    $   33        $ 33
       Fair value.......................         2          --
   Currency swap agreements
       Notional amount..................       311         360
       Fair value.......................        26         (73)
Related to policyholder liabilities:
   Call options
       Contract amount..................       313          72
       Fair value.......................         5           2
   Put options
       Contract amount..................       376          55
       Fair value.......................        26           3
   Futures
       Contract amount..................     3,888         168

   The Company recorded the following in net realized investment gains (losses) in the statement of income:

                                                           Years Ended
                                                           December 31,
                                                         ---------------
                                                         2008 2007  2006
                                                         ---- ----  ----
                                                          (In millions)
      Net change in fair value of derivative financial
        instruments..................................... $154 $(33) $(21)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. At December 31, 2008, the Company had $18.9 million of net derivative assets outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of interest rate and currency swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

7. FAIR VALUE MEASUREMENTS

   Effective January 1, 2008, the Company adopted FAS 157 and FAS 159, which specify measurement and disclosure standards related to assets and liabilities measured at fair value. Effective October 2008, the Company adopted FSP FAS 157-3 which provides guidance clarifying certain aspects of FAS 157 with respect to the fair value measurements of a security when the market for that security is inactive. The adoption of these standards did not have a material effect on the Company's consolidated financial condition or consolidated results of operations.

   FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

   The Company measures at fair value on a recurring basis financial instruments in its trading and available for sale securities portfolios, derivative assets and liabilities, securities lending invested collateral, non-traded equity investments and certain private limited partnership and certain hedge funds included in other invested assets, separate and variable account assets, and certain policyholders' contract deposits. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

   The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   FAIR VALUE HIERARCHY

   Beginning January 1, 2008, assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

   Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include certain government agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset-backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund and hedge fund investments and derivative contracts.

   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 include certain distressed ABS, structured credit products, certain derivative contracts, policyholders' contract deposits carried at fair value, private equity and real estate fund investments, and direct private equity investments. The Company's non-financial-instrument assets that are measured at fair value on a non-recurring basis generally are classified as Level 3.

   INCORPORATION OF CREDIT RISK IN FAIR VALUE MEASUREMENTS:

   Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for the Company to

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

   Fair values for fixed maturities based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for fixed maturities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

   FIXED MATURITY SECURITIES -- TRADING AND AVAILABLE FOR SALE: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity securities in its trading and available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

   The Company estimates the fair value of fixed maturity securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For fixed maturity instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

   ML II: At inception, the Company's economic interest in ML II was valued at the transaction price. Subsequently, ML II is valued using a discounted cash flow methodology using the estimated future cash flows of the assets to which the ML II interest is entitled and the discount rates applicable to such interest as derived from the fair value of the entire asset pool. The implicit discount rates are calibrated to the changes in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

   Valuation Sensitivity - The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The benchmark LIBOR interest rate curve changes are determined by macroeconomic considerations and financial sector credit spreads. The spreads over LIBOR for the ML II (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of this investment as well as changes in the risk premium that market participants would demand at the time of the transactions.

   Changes in estimated future cash flows would primarily be the result of changes in expectations for collateral defaults, recoveries, and underlying loan prepayments.

   Increases in the discount rate or decreases in estimated future cash flows used in the valuation would decrease the Company's estimate of the fair value of ML II as shown in the table below.

                                          Fair Value
                                            Change
                                         -------------
                                         (In millions)
Discount Rates
200 basis points........................     $ (15)
400 basis points........................       (29)
Estimated Future Cash Flows
10% decrease............................       (55)
20% decrease............................      (103)

   The Company believes that the ranges of discount rates used in this analysis are reasonable based on implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined based on variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. The fair value of the ML II interest is likely to vary, perhaps materially, from the amount estimated.

   EQUITY SECURITIES: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its trading and available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

   PRIVATE LIMITED PARTNERSHIP AND HEDGE FUND INVESTMENTS - OTHER INVESTED
   ASSETS: The Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually.

   SECURITIES LENDING COLLATERAL: Securities lending collateral is invested in short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturity securities

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY are carried at fair value, which is based principally on independent pricing services, broker quotes and other independent information, consistent with the valuation of other fixed maturity securities. The Company discontinued its securities lending activities in December 2008. See Note 4 for additional disclosure.

   SEPARATE AND VARIABLE ACCOUNT ASSETS: Separate and variable account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

   DERIVATIVE ASSETS AND LIABILITIES: Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

   OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

   Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

   EMBEDDED DERIVATIVES (included in reserves for fixed annuity contracts): The fair value of embedded policy derivatives contained in certain variable annuity and equity-indexed annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. With respect to embedded policy derivatives in the Company's variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. With respect to embedded policy derivatives in the Company's equity-indexed annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity indexed credited rates in light of market conditions and policyholder behavior assumptions. With the adoption of FAS 157, these methodologies were not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

   ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

   The following table presents information about assets and liabilities measured at fair value on a recurring basis at December 31, 2008, and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                                                 Total Fair
                                                                                   Value
                                                                                December 31,
                                                        Level 1 Level 2 Level 3     2008
                                                        ------- ------- ------- ------------
                                                                 (In millions)
Assets:
Short-term investments................................. $    -- $ 1,127 $   --    $ 1,127
Fixed maturity securities
   Available for sale..................................      --  18,013  2,470     20,483
   Hybrid securities...................................      --       8     --          8
   Trading Securities..................................      --      49    140        189
Equity securities
   Available for sale..................................      24       1     27         52
   Trading securities..................................      --      --      1          1
Partnerships and other invested assets.................      45     493    434        972
Securities lending collateral..........................      --      --     --         --
Variable annuity assets held in separate accounts......  18,466     269     --     18,735
                                                        ------- ------- ------    -------
       Total........................................... $18,535 $19,960 $3,072    $41,567
                                                        ------- ------- ------    -------
Liabilities:
Reserves for fixed annuity contracts................... $    -- $    -- $  210    $   210
Derivative liabilities.................................      --      16     --         16
                                                        ------- ------- ------    -------
       Total........................................... $    -- $    16 $  210    $   226
                                                        ------- ------- ------    -------

      At December 31, 2008, Level 3 assets totaled $3.07 billion, representing six percent of total assets, and Level 3 liabilities totaled $209.6 million, representing less than one percent of total liabilities.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The following table presents changes during the twelve month period ended December 31, 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during the twelve month period ended December 31, 2008 related to the Level 3 assets and liabilities that remained on the consolidated balance sheet at December 31, 2008:

                                                            Net                                                       Changes in
                                                          Realized                                                    Unrealized
                                                            and                                                         Gains
                                                         Unrealized               Purchases,                         (Losses) on
                                                           Gains     Accumulated    Sales,                           Instruments
                                              Balance at  (Losses)      Other      Insurance             Balance at    Held at
                                              January 1,  included  Comprehensive     and     Transfers December 31, December 31,
(In millions)                                    2008    in Income  Income (Loss) Settlements In (Out)      2008         2008
-------------                                 ---------- ---------- ------------- ----------- --------- ------------ ------------
Assets:
Fixed maturity securities:
   Available for sale........................   $2,487    $  (529)      $(80)       $   109    $  483      $2,470        $ --
   Trading securities........................       --        (53)                      174        19         140         (53)
Equity securities:
   Available for sale........................       19         (2)       (16)           (14)       40          27          --
   Trading securities........................        1         --         --             --        --           1          --
Partnerships and other invested assets.......      316        (19)       (26)           164        (1)        434          --
Securities lending collateral................    1,424     (1,119)       299         (1,717)    1,113          --          --
                                                ------    -------       ----        -------    ------      ------        ----
       Total.................................   $4,247    $(1,722)      $177        $(1,284)   $1,654      $3,072        $(53)
                                                ------    -------       ----        -------    ------      ------        ----
Liabilities:
Reserves for fixed annuity contracts.........   $   13    $   183       $ --        $    26    $  (12)     $  210        $183
                                                ------    -------       ----        -------    ------      ------        ----
       Total.................................   $   13    $   183       $ --        $    26    $  (12)     $  210        $183
                                                ------    -------       ----        -------    ------      ------        ----

   Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2008 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

   The Company uses various hedging techniques to manage risks associated with certain positions, including those classified within Level 3. Such techniques may include the purchase or sale of financial instruments that are classified within Level 1 and/or Level 2. As a result, the realized and unrealized gains (losses) for assets and liabilities classified within Level 3 presented in the table above do not reflect the related realized or unrealized gains (losses) on hedging instruments that are classified within Level 1 and/or Level 2.

   Changes in the fair value of separate and variable account assets are completely offset in the consolidated statement of income (loss) by changes in separate and variable account liabilities, which are not carried at fair value and therefore not included in the foregoing tables.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

   The Company measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying value amount of the assets may not be recoverable. These assets include cost and equity-method investments and goodwill. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

   COST AND EQUITY-METHOD INVESTMENT: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in income. In such cases, the Company measures the fair value of these assets using the techniques discussed above for fixed maturities and equity securities.

   GOODWILL: The Company tests goodwill for impairment whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable, but at least annually. When the Company determines goodwill may be impaired, the Company uses techniques that consider market-based earnings multiples of peer companies or discounted cash flow techniques based on the price that could be received in current transaction to sell that asset assuming the asset would be used with other assets as a group (in-use premise). See Fair Value Measured on a Non-Recurring Basis below for additional information.

   See Notes herein for additional information about how the Company tests various asset classes for impairment.

   There were no assets remaining that were measured at fair value on a non-recurring basis on which impairment charges were recorded.

   The Company recognized goodwill impairment charges of $1.0 million for 2008.

   FAIR VALUE OPTION

   FAS 159 permits a company to choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The Company has elected to account for its economic interest in ML II at fair value under FAS 159. The Company recorded a loss of $37.5 million in the year ended December 31, 2008 to reflect the change in fair value of ML II, which was reported as a component of investment income.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

   FAS 107, "Disclosures about Fair Value of Financial Instruments" ("FAS
   107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts and lease contracts. Information regarding the estimation of fair value for financial instruments not carried at fair value is discussed below:

   CASH, RESTRICTED CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

   MORTGAGE AND OTHER LOANS RECEIVABLE: Fair values of the Company's mortgage loans are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

   POLICY LOANS: The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

   PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities.

   RESERVES FOR INVESTMENT TYPE CONTRACTS: Fair value of reserves for investment type contracts is estimated using estimated future cash flows discounted at a rate offered on comparable new issues.

   SECURITIES LENDING PAYABLE: The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

   VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The estimated fair values of the Company's financial instruments at December 31, 2008 and 2007, compared with their respective carrying values, are as follows:

                                            December 31, 2008 December 31, 2007
                                            ----------------  ----------------
                                            Carrying   Fair   Carrying   Fair
                                             Value     Value   Value     Value
                                            --------  ------- --------  -------
                                                      (In millions)
ASSETS
   Cash, restricted cash and short-term
     investments........................... $ 2,076   $ 2,076 $   368   $   368
   Fixed maturity securities:
       Available for sale..................  20,483    20,483  24,944    24,944
       Hybrid securities...................       8         8      84        84
       Trading securities..................     189       189     109       109
   Equity securities:
       Available for sale..................      52        52     100       100
       Trading securities..................       1         1       1         1
   Mortgage and other loans................   4,451     4,532   4,423     4,471
   Policy loans............................   1,007     1,007   1,042     1,042
   Partnerships and other invested assets..   2,445     2,445   3,092     3,092
   Securities lending collateral...........      --        --   9,063     9,063
   Variable annuity assets held in
     separate accounts.....................  18,735    18,735  29,470    29,470
LIABILITIES
   Reserves for investment type contracts..  30,881    30,167  30,495    29,219
   Derivative liabilities..................      16        16      73        73
   Securities lending payable..............      --        --   9,843     9,843
   Variable annuity liabilities related to
     separate accounts.....................  18,735    18,735  29,470    29,470

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

8. DAC, CIP AND DEFERRED BONUS INTEREST

   Activity in DAC, CIP and deferred bonus interest was as follows:

                                                        DAC   Deferred
                                                        and    bonus
 (In millions)                                          CIP   interest  Total
 -------------                                        ------  -------- ------
 Balance at January 1, 2006.......................... $1,737    $ 22   $1,759
 Deferrals...........................................    162      28      190
 Amortization related to operations..................   (131)     (3)    (134)
 Amortization related to net realized investment
   losses............................................     16      --       16
 Effect of net unrealized losses on securities.......     67      (2)      65
                                                      ------    ----   ------
                                                       1,851      45    1,896
 Balance at December 31, 2006
 Deferrals...........................................    186      38      224
 Amortization related to operations..................   (181)     (3)    (184)
 Amortization related to net realized investment
   losses............................................     33       1       34
 Effect of net unrealized (gains) losses on
   securities........................................    100       2      102
                                                      ------    ----   ------
 Balance at December 31, 2007........................ $1,989    $ 83   $2,072
 Deferrals...........................................    175      42      217
 Amortization related to operations..................   (339)     (8)    (347)
 Amortization related to net realized investment
   losses............................................    505      20      525
 Effect of net unrealized losses on securities.......    169       9      178
 Increase due to foreign exchange....................      2      --        2
                                                      ------    ----   ------
 Balance at December 31, 2008........................ $2,501    $146   $2,647
                                                      ======    ====   ======

   The Company adjusts amortization (an "unlocking") when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions annually. In 2008, amortization increased by $170.9 million to reflect an increase in projected surrenders and a decrease in market growth assumptions. In 2007 and 2006, amortization decreased by $2.4 million and $2.5 million, respectively, to reflect changes in the projected annuity deposits and revenues.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

9. RESERVES FOR GUARANTEED BENEFITS

   Details concerning the Company's exposure related to guaranteed benefits were as follows:

                                                        December 31,
                                                  ------------------------
                                                      2008         2007
                                                  -----------  -----------
                                                    (Dollars in millions)
    In the event of death (GMDB):
       Account value............................. $    37,710  $    47,477
       Net amount at risk (a)....................       7,075          951
       Average attained age of contract holders..          57           57
       Range of guaranteed minimum return rates..      2% - 3%      2% - 3%
    Annual withdrawals at specified date (GMWB):
       Account value............................. $     1,930  $     1,157
       Net amount at risk (b)....................         483           30
       Weighted average period remaining until
         guaranteed payment......................  19.7 years   19.6 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.

   The following summarizes the reserves for guaranteed benefits on variable contracts, which includes GMWB accounted for under FAS 133 and GMDB accounted for under SOP 03-1 which is reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                            2008  2007 2006
                                                            ----  ---- ----
                                                             (In millions)
    Balance at January 1................................... $ 10  $ 1  $ 1
    Guaranteed benefits incurred...........................  225   12    3
    Guaranteed benefits paid...............................   (8)  (3)  (3)
                                                            ----  ---  ---
                                                            $227  $10  $ 1
                                                            ====  ===  ===

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

9. RESERVES FOR GUARANTEED BENEFITS (Continued)

   The following assumptions and methodology were used to determine the reserves for guaranteed benefits at December 31, 2008, 2007 and 2006:

   . Data used was 1,000 stochastically generated investment performance scenarios.

   .   Mean investment performance assumption was 10%.

   .   Volatility assumption was 16%.

   .   Mortality was assumed to be 70% of the 1983 a actuarial table.

   . Lapse rates vary by contract type and duration and range from 7% to 13% with an average of 10%.

   .   The discount rate was 3% to 7% with an average of 6%.

10.REINSURANCE

   On December 1, 2006, with an effective date of October 1, 2006 ("Agreement 1") and on June 28, 2007, with an effective date of April 1, 2007 ("Agreement 2"), the Company entered into modified coinsurance and coinsurance reinsurance agreements with American Life Insurance Company ("ALICO"), pertaining to certain policies written via its branch in Japan. ALICO is a wholly owned, Delaware domiciled subsidiary of AIG. The Company assumes liability for a quota share portion of contracts issued by ALICO that include a Guaranteed Minimum Income Benefit under Agreement 1 and a Guaranteed Minimum Withdrawal Benefit under Agreement 2. The contracts assumed also include a Guaranteed Minimum Death Benefit provision under both Agreements 1 and 2. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100% quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100% quota share and is assumed under the modified coinsurance provisions of Agreement 1. The benefits provided by the reinsured contracts under Agreement 1 are assumed with a 50% quota share under a modified coinsurance agreement. The benefits provided by the reinsured contracts under Agreement 2 are assumed with a varied quota share under a modified coinsurance agreement. Both agreements are unlimited in duration but either party may terminate either agreement as to new business with one hundred eighty day written notice to either party. Pursuant to the coinsurance portions of both Agreements, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB, GMWB and GMDB provisions of the reinsured contracts. As of December 31, 2008, the reserves for the GMIB, GMWB and GMDB were not significant to the Company's consolidated results of operations or financial condition.

   All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition.

   Agreement 1 was amended to terminate the agreement for new business issued on and after April 1, 2008.

   Agreement 2 was amended to terminate the agreement for new business issued on and after April 1, 2009.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

11.COMMITMENTS AND CONTINGENT LIABILITIES

   At December 31, 2008, the Company had unfunded commitments totaling $566.1 million, of which $538.0 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so. The remaining unfunded commitments include $23.7 million associated with investments in mortgage loans and $4.4 million associated with bank loans. These have commitment periods of less than five years.

   Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was amended on September 5, 2008, under which the Company committed to make loans to AIG in amounts aggregating to not more than $125.0 million.

   For a period of six days between September 12, 2008 and September 18, 2008, AIG borrowed $125.0 million from the Company pursuant to the terms of the facility, and paid $0.1 million interest thereon at a rate of 6.75%. The facility was terminated on September 22, 2008.

   In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

   Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

   All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2008 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $1.5 million represents the Company's best estimate of its liability, this estimate may change in the future.

   The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition.

12.SHAREHOLDER'S EQUITY

   The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares of preferred stock have ever been issued.

   Changes in shareholder's equity were as follows:

                                                     Years Ended December 31,
                                                     -----------------------
                                                       2008    2007    2006
                                                     -------  ------  ------
                                                          (In millions)
  ADDITIONAL PAID-IN CAPITAL
  Beginning balances................................ $ 1,648  $1,613  $1,613
  Capital contributions (see below).................   3,906      35      --
                                                     -------  ------  ------
     Ending balances................................ $ 5,554  $1,648  $1,613
                                                     =======  ======  ======
  RETAINED EARNINGS (ACCUMULATED DEFICIT)
  Beginning balances................................ $ 3,094  $3,336  $3,038
  Cumulative effect of accounting change, net of
    tax (See Note 2)................................      --     (36)      3
                                                     -------  ------  ------
  Adjusted beginning balances.......................   3,094   3,300   3,041
  Net income (loss).................................  (6,524)    494     695
  Dividends paid to Parent..........................      --    (700)   (400)
                                                     -------  ------  ------
     Ending balances................................ $(3,430) $3,094  $3,336
                                                     =======  ======  ======
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
  Beginning balances................................ $  (217) $  278  $  340
  Other comprehensive loss..........................    (477)   (495)    (62)
                                                     -------  ------  ------
     Ending balances................................ $  (694) $ (217) $  278
                                                     =======  ======  ======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Capital contributions received by the Company in 2008 and 2007 were as follows:

                                                                  2008   2007
                                                                 ------  ----
                                                                 (In millions)
    Cash from AIG............................................... $  240  $--
    Cash from AIG - make whole..................................    829   34
    Cash from the Federal Reserve Bank of New York..............  1,970   --
    Securities..................................................    693   --
    Maiden Lane II..............................................    174   --
    Other.......................................................     --    1
                                                                 ------  ---
                                                                 $3,906  $35
                                                                 ======  ===

   The components of accumulated other comprehensive income (loss) at December 31 were as follows:

                                                         2008     2007    2006
                                                       -------  -------  -----
                                                            (In millions)
Fixed maturity and equity securities available for
  sale:
       Gross unrealized gains......................... $   541  $   747  $ 714
       Gross unrealized losses........................  (1,865)  (1,292)  (270)
Net unrealized gains on other invested assets.........      60      199     79
Adjustments to DAC and deferred bonus interest........     187        9    (93)
Deferred federal and state income taxes...............     382      120   (152)
Foreign currency translation adjustments..............       1       --     --
                                                       -------  -------  -----
   Accumulated other comprehensive income (loss)...... $  (694) $  (217) $ 278
                                                       =======  =======  =====

   Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends that can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. No dividends can be paid in 2009 without prior approval of the Insurance Commissioner as the Company has negative unassigned surplus as of December 31, 2008.

   The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and bonds are carried at amortized cost.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income (loss) for the years ended December 31, 2008, 2007 and 2006 totaled $(4,498) million, $302.5 million, and $616.9 million, respectively. The Company's statutory capital and surplus totaled $2.8 billion at December 31, 2008 and $2.8 billion at December 31, 2007.

13.INCOME TAXES

   The components of the provisions for income taxes on pretax income consist of the following:

                                                      Net
                                                    Realized
                                                   Investment
                                                     Gains
                                                    (Losses)  Operations Total
                                                   ---------- ---------- -----
                                                          (In millions)
Year ended December 31, 2008:
Currently payable.................................   $ (66)     $ 285    $ 219
Deferred..........................................     (26)      (174)    (200)
                                                     -----      -----    -----
   Total income tax expense (benefit).............   $ (92)     $ 111    $  19
                                                     =====      =====    =====
Year ended December 31, 2007:
Currently payable.................................   $ (55)     $ 270    $ 215
Deferred..........................................    (107)        99       (8)
                                                     -----      -----    -----
   Total income tax expense (benefit).............   $(162)     $ 369    $ 207
                                                     =====      =====    =====
Year ended December 31, 2006:
Currently payable.................................   $ (30)     $ 318    $ 288
Deferred..........................................     (25)        62       37
                                                     -----      -----    -----
   Total income tax expense (benefit).............   $ (55)     $ 380    $ 325
                                                     =====      =====    =====

   Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                          2008     2007   2006
                                                         -------   ----   ----
                                                           (In millions)
Amount computed at statutory rate...................... $(2,277)   $244   $357
Increases (decreases) resulting from:
   Valuation allowance.................................   2,328      --     --
   State income taxes, net of federal tax benefit......      (3)      5     --
   Dividends-received deduction........................     (30)    (36)   (22)
   Tax credits.........................................      (6)     (6)    (7)
   Other, net..........................................       7      --     (3)
                                                         -------   ----   ----
   Total income tax expense............................ $    19    $207   $325
                                                         =======   ====   ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                     December 31, December 31,
                                                         2008         2007
                                                     ------------ ------------
                                                           (In millions)
  DEFERRED TAX LIABILITIES
     DAC............................................   $   856       $ 718
     Investments - basis differential...............        --          86
                                                       -------       -----
     Total deferred tax liabilities.................       856         804
                                                       -------       -----
  DEFERRED TAX ASSETS
     Investments - basis differential...............    (2,615)         --
     Net unrealized losses on investments...........      (381)       (120)
     Reserves for annuity contracts.................       (61)        (78)
     Other..........................................        --         (18)
                                                       -------       -----
     Total deferred tax assets before valuation
       allowance....................................    (3,057)       (216)
     Valuation allowance............................     2,328          --
                                                       -------       -----
     (Assets) liability for deferred income taxes...   $   127       $ 588
                                                       =======       =====

   At December 31, 2008, the Company recorded a net deferred tax liability after valuation allowance of $127 million, compared to a net deferred liability of $588 million at December 31, 2007. At December 31, 2008, the Company recorded a deferred tax valuation allowance of $2.3 billion to reduce net deferred tax assets to amounts the Company considered more likely than not (a likelihood of more than 50 percent) to be realized. Realization of the Company's net deferred tax asset depends on the ability of AIG and its subsidiaries to generate sufficient future taxable income of the appropriate character within carryforward periods of the jurisdictions in which the net capital losses were incurred.

   As of December 31, 2008, the Company had a cumulative realized loss for financial accounting purposes in recent years. When making its assessment about the realization of its deferred tax assets at December 31, 2008, the Company considered all available evidence, including (i) the nature, frequency and severity of current and cumulative financial reporting realized losses, (ii) actions completed during 2008 designed to eliminate or limit a recurrence of the factors that contributed to the recent cumulative realized losses, (iii) the carryforward periods for the net capital losses,
   (iv) the sources and timing of future taxable income, and (v) tax planning strategies that would be implemented, if necessary, to accelerate taxable amounts.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                    December 31, December 31,
                                                        2008         2007
                                                    ------------ ------------
                                                          (In millions)
   Gross unrecognized tax benefits, at beginning
     of year.......................................     $12          $ 43
      Agreed audit adjustments with taxing
        authorities included in the beginning
        balance....................................      --             7
      Increases in tax positions for prior years...       9             4
      Decreases in tax positions for prior years...      --           (42)
      Increases in tax positions for current year..      --            --
      Lapse in statute of limitations Settlements..      --            --
                                                        ---          ----
   Gross unrecognized tax benefits at end of year..     $21          $ 12
                                                        ===          ====

   At December 31, 2008 and 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $21.1 million and $12.0 million, respectively. As of December 31, 2008 and 2007, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $21.1 million and $12.0 million, respectively.

   Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2008 and December 31, 2008, the Company had accrued $7.6 million and $2.4 million, respectively, for the payment of interest (net of the federal benefit) and penalties. For each of the years ended December 31, 2008 and 2007, the Company recognized $5.5 million of interest (net of the federal benefit) and penalties in the consolidated statement of income.

   The Company's tax years prior to 2001 are closed for federal tax purposes. The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2008, such proposed adjustments would not result in a material change to the Company's consolidated financial condition, results of operations or cash flows.

14.RELATED PARTY TRANSACTIONS

   In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the NY Fed. Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

   The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

   On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

   During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

   On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $173.8 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated. For more information, see
   Note 4 above.

   Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $56.9 million, $50.8 million, and $55.1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

   Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $9.9 million, $10.3 million, and $11.4 million for the years ended December 31, 2008, 2007 and 2006, respectively.

   During the years ended December 31, 2008, 2007 and 2006, the Company paid $4.0 million, $9.8 million, $14.8 million, respectively, to an affiliate to administer the Company's securities lending program (see Note 2).

   Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2008, 2007 and 2006 totaled $9.9 million, $10.0 million, and $8.1 million, respectively.

   On December 7, 2005, the Company acquired 5.75% Senior Notes due
   December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company at a cost of $132.4 million. The Company recognized interest income on the Notes of $7.7 million, $7.6 million and $7.6 million during 2008, 2007, and 2006, respectively. Other affiliates of the Company are also holders of the same class of securities.

   On January 14, 2004, the Company purchased 19.9% of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The Company's investment in Castle 2 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 23, 2003, the Company purchased 25.0% of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 23, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 25, 2001, the Company invested $41.0 million in an adjustable rate Senior Promissory Note issued by American General Corporation ("AGC"), which matured on September 15, 2006. Upon maturity, the Company reinvested the $41.0 million in a 5.57% fixed rate Senior Promissory Note due
   September 15, 2011, issued by AGC. The Company recognized interest income on the note of $2.3 million, $2.3 million and $0.7 million during 2008, 2007 and 2006, respectively.

   American Home Assurance Company ("American Home"), a subsidiary of AIG, has terminated the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to prospectively issued contracts issued by the Company. The Guarantee terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any contract or certificate issued after the Point of Termination. The Guarantee will continue to cover contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts and certificates are satisfied in full.

15.EMPLOYEE BENEFIT PLANS

   Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

   The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2008.

16.SUBSEQUENT EVENTS

   On February 26, 2009, the Company received a $670 million cash capital contribution from its Parent.

   On March 2, 2009, AIG, the NY Fed and the United States Department of the Treasury announced agreements in principle to modify the terms of the credit facility agreement and the Series D Preferred Stock and to provide a $30 billion equity capital commitment facility. The U.S. government also issued a statement referring to the agreements in principle and other transactions they expect to undertake with AIG intended to strengthen AIG's capital position, enhance its liquidity,

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY reduce its borrowing costs and facilitate AIG's asset disposition program.

   On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

   AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

   On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

   On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

   On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series D Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

   In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management believes this could have a material effect upon the Company and its operations.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Statement of Assets and Liabilities and of Operations .....................    2
Schedule of Portfolio Investments .........................................   12
Statements of Changes in Net Assets .......................................   14
Notes to Financial Statements .............................................   36

[LOGO] PricewaterhouseCoopers LLP

                                                      PricewaterhouseCoopers LLP
                                                      1201 Louisiana
                                                      Suite 2900
                                                      Houston TX 77002-5678
                                                      Telephone (713) 356 4000
                                                      Facsimile (713) 356 4717

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of the Variable Annuity Life Insurance Company and Contract Owners of the Variable Annuity Life Insurance Company Separate Account
A:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions listed in Note 1 of The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") at December 31, 2008, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2008 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Houston, Texas
April 29, 2009

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                             STATEMENT OF OPERATIONS

                                             AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG RETIREMENT CO. I
                                             CAPITAL CONSERVATION  CAPITAL CONSERVATION     MONEY MARKET I        MONEY MARKET I
                                                     FUND                  FUND                  FUND                  FUND
STATEMENT OF ASSETS AND LIABILITIES               DIVISION 1            DIVISION 7            DIVISION 2            DIVISION 6
                                             --------------------  --------------------  --------------------  --------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value .......................      $  2,452,831        $   109,358,252         $  1,344,168        $    496,778,723
   Balance Due From (To) VALIC General
      Account, Net ........................               (75)               (82,706)                (227)               (258,398)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net ..............              (432)               117,727                   37                 386,516
                                                 ------------        ---------------         ------------        ----------------
Net Assets & Liabilities ..................      $  2,452,324        $   109,393,273         $  1,343,978        $    496,906,841
                                                 ============        ===============         ============        ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ....................      $  2,447,782        $   109,258,533         $  1,343,978        $    496,885,133
   Reserves For Annuity Contracts On
      Benefit .............................             4,542                134,740                   --                  21,708
                                                 ------------        ---------------         ------------        ----------------
Total Contract Owner Reserves .............         2,452,324            109,393,273            1,343,978             496,906,841
   Capital Surplus ........................                --                     --                   --                      --
                                                 ------------        ---------------         ------------        ----------------
Total Contract Owner Reserves and Capital
   Surplus ................................      $  2,452,324        $   109,393,273         $  1,343,978        $    496,906,841
                                                 ============        ===============         ============        ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding .........      $  2,447,782        $   109,258,533         $  1,343,978        $    496,885,133
   Contracts in Payout (Annuitization)
      Period ..............................             4,542                134,740                   --                  21,708
   Funds Retained in Separate Account A
      by VALIC ............................                --                     --                   --                      --
                                                 ------------        ---------------         ------------        ----------------
TOTAL NET ASSETS ..........................      $  2,452,324        $   109,393,273         $  1,343,978        $    496,906,841
                                                 ============        ===============         ============        ================
TOTAL UNITS OUTSTANDING ...................       491,373.486         38,834,641.575          442,633.566         234,879,182.105
                                                 ============        ===============         ============        ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ............      $    193,793        $     8,665,372         $     30,876        $     10,675,944
EXPENSES:
   Mortality And Expense Risk Charge ......            26,847              1,260,891               14,059               4,628,365
   Reimbursements Of Expenses .............                --                     --                   --                      --
                                                 ------------        ---------------         ------------        ----------------
Net Investment Income (Loss) ..............      $    166,946        $     7,404,481         $     16,817        $      6,047,579
                                                 ------------        ---------------         ------------        ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares ......................      $     (2,342)       $      (463,011)        $         --        $             --
   Realized Gain Distributions
      From Mutual Funds ...................                --                     --                   --                      --
                                                 ------------        ---------------         ------------        ----------------
Net Realized Gains (Losses) ...............            (2,342)              (463,011)                  --                      --
                                                 ------------        ---------------         ------------        ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period .......          (271,769)           (12,056,903)                  --                      --
                                                 ------------        ---------------         ------------        ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS .............................      $   (107,165)       $    (5,115,433)        $     16,817        $      6,047,579
                                                 ============        ===============         ============        ================


                                             AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG RETIREMENT CO. I
                                                 MID CAP INDEX       ASSET ALLOCATION    OVERNMENT SECURITIES
                                                     FUND                  FUND                   FUND
STATEMENT OF ASSETS AND LIABILITIES               DIVISION 4            DIVISION 5           DIVISION 8
                                             --------------------  --------------------  --------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value .......................    $  1,556,584,984      $   112,752,711       $   160,386,590
   Balance Due From (To) VALIC General
      Account, Net ........................            (318,924)             (40,358)              (15,291)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net ..............             387,959               39,693                36,068
                                               ----------------      ---------------       ---------------
Net Assets & Liabilities ..................    $  1,556,654,019      $   112,752,046       $   160,407,367
                                               ================      ===============       ===============
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ....................    $  1,555,802,852      $   112,606,721       $   160,166,189
   Reserves For Annuity Contracts On
      Benefit .............................             851,167              145,325               241,178
                                               ----------------      ---------------       ---------------
Total Contract Owner Reserves .............       1,556,654,019          112,752,046           160,407,367
   Capital Surplus ........................                  --                   --                    --
                                               ----------------      ---------------       ---------------
Total Contract Owner Reserves and Capital
   Surplus ................................    $  1,556,654,019      $   112,752,046       $   160,407,367
                                               ================      ===============       ===============
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding .........    $  1,555,802,852      $   112,606,721       $   160,166,189
   Contracts in Payout (Annuitization)
      Period ..............................             851,167              145,325               241,178
   Funds Retained in Separate Account A
      by VALIC ............................                  --                   --                    --
                                               ----------------      ---------------       ---------------
TOTAL NET ASSETS ..........................    $  1,556,654,019      $   112,752,046       $   160,407,367
                                               ================      ===============       ===============
TOTAL UNITS OUTSTANDING ...................     244,773,082.359       27,866,434.327        48,451,552.382
                                               ================      ===============       ===============
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ............    $     28,337,803      $     4,531,382       $     3,550,168
EXPENSES:
   Mortality And Expense Risk Charge ......          21,701,429            1,407,403             1,256,126
   Reimbursements Of Expenses .............                  --                   --                    --
                                               ----------------      ---------------       ---------------
Net Investment Income (Loss) ..............    $      6,636,374      $     3,123,979       $     2,294,042
                                               ----------------      ---------------       ---------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares ......................    $     44,724,178      $    (9,000,407)      $     1,000,334
   Realized Gain Distributions
      From Mutual Funds ...................         200,888,600            5,919,367                    --
                                               ----------------      ---------------       ---------------
Net Realized Gains (Losses) ...............         245,612,778           (3,081,040)            1,000,334
                                               ----------------      ---------------       ---------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period .......      (1,215,208,133)         (36,230,336)            8,371,757
                                               ----------------      ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS .............................    $   (962,958,981)     $   (36,187,397)      $    11,666,133
                                               ================      ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                       STATEMENT OF OPERATIONS (CONTINUED)

                                             AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG RETIREMENT CO. I
                                                   STOCK INDEX          STOCK INDEX            STOCK INDEX           STOCK INDEX
                                                      FUND                 FUND                   FUND                  FUND
STATEMENT OF ASSETS AND LIABILITIES               DIVISION 10A         DIVISION 10B           DIVISION 10C          DIVISION 10D
                                             --------------------  --------------------  --------------------  --------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value .......................     $  108,696,382         $ 10,107,381       $  2,299,825,288       $   12,735,790
   Balance Due From (To) VALIC General
      Account, Net ........................            (65,899)               1,796               (456,600)              (1,782)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net ..............             43,787                  (80)               706,951                  345
                                                --------------         ------------       ----------------       --------------
Net Assets & Liabilities ..................     $  108,674,270         $ 10,109,097       $  2,300,075,639       $   12,734,353
                                                ==============         ============       ================       ==============
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ....................     $  106,303,613         $  9,962,020       $  2,297,619,656       $   12,664,259
   Reserves For Annuity Contracts On
      Benefit .............................          2,370,657              147,077              2,455,983               70,094
                                                --------------         ------------       ----------------       --------------
Total Contract Owner Reserves .............        108,674,270           10,109,097          2,300,075,639           12,734,353
   Capital Surplus ........................                 --                   --                     --                   --
                                                --------------         ------------       ----------------       --------------
Total Contract Owner Reserves and Capital
   Surplus ................................     $  108,674,270         $ 10,109,097       $  2,300,075,639       $   12,734,353
                                                ==============         ============       ================       ==============
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding .........     $  106,303,613         $  9,962,020       $  2,297,619,656       $   12,664,259
   Contracts in Payout (Annuitization)
      Period                                         2,370,657              147,077              2,455,983               70,094
   Funds Retained in Separate Account A ...
      by VALIC                                              --                   --                     --                   --
                                                --------------         ------------       ----------------       --------------
TOTAL NET ASSETS ..........................     $  108,674,270         $ 10,109,097       $  2,300,075,639       $   12,734,353
                                                ==============         ============       ================       ==============
TOTAL UNITS OUTSTANDING ...................      6,221,689.324          342,835.037        680,761,978.864        1,970,486.572
                                                ==============         ============       ================       ==============
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ............     $    3,403,532         $    321,025       $     71,657,617       $      399,301
EXPENSES:
   Mortality And Expense Risk Charge ......          1,637,680               60,799             33,129,159              187,911
   Reimbursements Of Expenses .............                 --                   --                      1                    1
                                                --------------         ------------       ----------------       --------------
Net Investment Income (Loss) ..............     $    1,765,852         $    260,226       $     38,528,457       $      211,389
                                                --------------         ------------       ----------------       --------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares ....................       $    3,622,741         $    256,685       $     93,316,741       $      340,521
   Realized Gain Distributions
      From Mutual Funds .................           15,336,326            1,446,540            322,889,491            1,799,252
                                                --------------         ------------       ----------------       --------------
Net Realized Gains (Losses) .............           18,959,067            1,703,225            416,206,232            2,139,773
                                                --------------         ------------       ----------------       --------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period .....          (93,674,393)          (8,501,131)        (2,001,379,501)         (10,704,909)
                                                --------------         ------------       ----------------       --------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ...........................       $  (72,949,474)        $ (6,537,680)      $ (1,546,644,812)      $   (8,353,747)
                                                ==============         ============       ================       ==============


                                           AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG RETIREMENT CO. I
                                              INTERNATIONAL          GLOBAL SOCIAL     INT'L GOVERNMENT BOND
                                              EQUITIES FUND         AWARENESS FUND            FUND
STATEMENT OF ASSETS AND LIABILITIES              DIVISION 11          DIVISION 12            DIVISION 13
                                           --------------------  --------------------  ---------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value .....................     $   664,238,846      $    297,995,379       $   156,509,000
   Balance Due From (To) VALIC General
      Account, Net ......................            (327,036)             (546,293)               (4,639)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net ............           1,836,302               599,608                35,998
                                              ---------------      ----------------       ---------------
Net Assets & Liabilities ................     $   665,748,112      $    298,048,694       $   156,540,359
                                              ===============      ================       ===============
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ..................     $   665,623,906      $    297,894,910       $   156,465,843
   Reserves For Annuity Contracts On
      Benefit ...........................             124,206               153,784                74,516
                                              ---------------      ----------------       ---------------
Total Contract Owner Reserves ...........         665,748,112           298,048,694           156,540,359
   Capital Surplus                                         --                    --                    --
                                              ---------------      ----------------       ---------------
Total Contract Owner Reserves and Capital
   Surplus ..............................     $   665,748,112      $    298,048,694       $   156,540,359
                                              ===============      ================       ===============
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding .......     $   665,623,906      $    297,894,910       $   156,465,843
   Contracts in Payout (Annuitization)
      Period ............................             124,206               153,784                74,516
   Funds Retained in Separate Account A
      by VALIC                                             --                    --                    --
                                              ---------------      ----------------       ---------------
TOTAL NET ASSETS ........................     $   665,748,112      $    298,048,694       $   156,540,359
                                              ===============      ================       ===============
TOTAL UNITS OUTSTANDING .................      546,311,340.940      112,984,113.935        63,244,367.925
                                              ===============      ================       ===============
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ..........     $    30,437,120      $      9,572,947       $     9,522,379
EXPENSES:
   Mortality And Expense Risk Charge ....           8,538,432             4,145,835             1,589,442
   Reimbursements Of Expenses                               1                    --                    --
                                              ---------------      ----------------       ---------------
Net Investment Income (Loss) ............     $    21,898,687      $      5,427,112       $     7,932,937
                                              ---------------      ----------------       ---------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares ....................     $     6,712,021      $    (34,340,801)      $    (5,734,561)
   Realized Gain Distributions
      From Mutual Funds .................         103,659,819            33,894,169                75,809
                                              ---------------      ----------------       ---------------
Net Realized Gains (Losses) .............         110,371,840              (446,632)           (5,658,752)
                                              ---------------      ----------------       ---------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period .....        (622,277,765)         (225,464,892)           (7,351,651)
                                              ---------------      ----------------       ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ...........................     $  (490,007,238)     $   (220,484,412)      $    (5,077,466)
                                              ===============      ================       ===============

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                       STATEMENT OF OPERATIONS (CONTINUED)


                                           AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG RETIREMENT CO. I
                                               SMALL CAP INDEX         CORE EQUITY        GROWTH & INCOME    SCIENCE & TECHNOLOGY
                                                    FUND                  FUND                 FUND                   FUND
STATEMENT OF ASSETS AND LIABILITIES              DIVISION 14           DIVISION 15          DIVISION 16            DIVISION 17
                                           --------------------  --------------------  --------------------  --------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value .....................    $    647,869,198      $    210,844,390      $    73,428,184       $    463,669,905
   Balance Due From (To) VALIC General
      Account, Net ......................            (282,909)              (99,511)             (54,819)              (126,567)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net ............             611,213               271,446               66,901                322,364
                                             ----------------      ----------------      ---------------       ----------------
Net Assets & Liabilities ................    $    648,197,502      $    211,016,325      $    73,440,266       $    463,865,702
                                             ================      ================      ===============       ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ..................    $    647,905,818      $    210,830,474      $    73,386,054       $    463,512,421
   Reserves For Annuity Contracts On
      Benefit ...........................             291,684               185,851               54,212                353,281
                                             ----------------      ----------------      ---------------       ----------------
Total Contract Owner Reserves ...........         648,197,502           211,016,325           73,440,266            463,865,702
   Capital Surplus ......................                  --                    --                   --                     --
                                             ----------------      ----------------      ---------------       ----------------
Total Contract Owner Reserves and Capital
   Surplus ..............................    $    648,197,502      $    211,016,325      $    73,440,266       $    463,865,702
                                             ================      ================      ===============       ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding .......    $    647,905,818      $    210,830,474      $    73,386,054       $    463,512,421
   Contracts in Payout (Annuitization)
      Period ............................             291,684               185,851               54,212                353,281
   Funds Retained in Separate Account A
      by VALIC ..........................                  --                    --                   --                     --
                                             ----------------      ----------------      ---------------       ----------------
TOTAL NET ASSETS ........................    $    648,197,502      $    211,016,325      $    73,440,266       $    463,865,702
                                             ================      ================      ===============       ================
TOTAL UNITS OUTSTANDING .................     269,418,754.060       139,868,316.323       44,144,319.917        331,257,162.386
                                             ================      ================      ===============       ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ..........    $     14,206,146      $      2,839,400      $     2,017,280       $             --
EXPENSES:
   Mortality And Expense Risk Charge ....           8,464,301             2,928,878            1,034,504              7,051,176
   Reimbursements Of Expenses ...........                  --                    --                   --                     --
                                             ----------------      ----------------      ---------------       ----------------
Net Investment Income (Loss) ............    $      5,741,845      $        (89,478)     $       982,776       $     (7,051,176)
                                             ----------------      ----------------      ---------------       ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares ....................    $       (232,865)     $    (11,911,449)     $    (2,232,370)      $    (68,960,234)
   Realized Gain Distributions
      From Mutual Funds .................          59,144,357                    --            6,848,643                     --
                                             ----------------      ----------------      ---------------       ----------------
Net Realized Gains (Losses) .............          58,911,492           (11,911,449)           4,616,273            (68,960,234)
                                             ----------------      ----------------      ---------------       ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period .....        (425,417,939)         (124,840,825)         (51,822,963)          (348,278,008)
                                             ----------------      ----------------      ---------------       ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ...........................    $   (360,764,602)     $   (136,841,752)     $   (46,223,914)      $   (424,289,418)
                                             ================      ================      ===============       ================

                                           AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG RETIREMENT CO. I
                                                 SMALL CAP       INTERNATIONAL GROWTH      CORE VALUE
                                                   FUND                  I FUND                FUND
STATEMENT OF ASSETS AND LIABILITIES              DIVISION 18           DIVISION 20          DIVISION 21
                                           --------------------  --------------------  --------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value .....................   $    240,996,720       $    411,247,889      $   107,471,006
   Balance Due From (To) VALIC General
      Account, Net ......................            (80,353)                22,114              (97,101)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net ............            112,200                490,085              189,578
                                            ----------------       ----------------      ---------------
Net Assets & Liabilities ................   $    241,028,567       $    411,760,088      $   107,563,483
                                            ================       ================      ===============
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ..................   $    240,825,482       $    411,446,093      $   107,459,765
   Reserves For Annuity Contracts On
      Benefit ...........................            203,085                313,995              103,718
                                            ----------------       ----------------      ---------------
Total Contract Owner Reserves ...........        241,028,567            411,760,088          107,563,483
   Capital Surplus ......................                 --                     --                   --
                                            ----------------       ----------------      ---------------
Total Contract Owner Reserves and Capital
   Surplus ..............................   $    241,028,567       $    411,760,088      $   107,563,483
                                            ================       ================      ===============
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding .......   $    240,825,482       $    411,446,093      $   107,459,765
   Contracts in Payout (Annuitization)
      Period ............................            203,085                313,995              103,718
   Funds Retained in Separate Account A
      by VALIC ..........................                 --                     --                   --

                                            ----------------       ----------------      ---------------
TOTAL NET ASSETS ........................   $    241,028,567       $    411,760,088      $   107,563,483
                                            ================       ================      ===============
TOTAL UNITS OUTSTANDING .................    137,566,750.360        267,849,194.932       89,190,922.849
                                            ================       ================      ===============
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ..........   $      1,287,453       $      9,629,111      $     3,634,546
EXPENSES:
   Mortality And Expense Risk Charge ....          3,333,610              5,535,761            1,491,328
   Reimbursements Of Expenses ...........                 --                     --                   --
                                            ----------------       ----------------      ---------------
Net Investment Income (Loss) ............   $     (2,046,157)      $      4,093,350      $     2,143,218
                                            ----------------       ----------------      ---------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares ....................   $    (10,771,915)      $     15,983,840      $    (1,948,366)
   Realized Gain Distributions
      From Mutual Funds .................         16,128,715                     --            6,913,115
                                            ----------------       ----------------      ---------------
Net Realized Gains (Losses) .............          5,356,800             15,983,840            4,964,749
                                            ----------------       ----------------      ---------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period .....       (140,779,026)          (329,296,337)         (73,931,380)
                                            ----------------       ----------------      ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ...........................   $   (137,468,383)      $   (309,219,147)     $   (66,823,413)
                                            ================       ================      ===============

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                       STATEMENT OF OPERATIONS (CONTINUED)

                                                VANGUARD             VANGUARD           VANGUARD         VANGUARD
                                           LT INVESTMENT GRADE  LONG-TERM TREASURY     WINDSOR II       WELLINGTON
                                                  FUND                 FUND               FUND             FUND
STATEMENT OF ASSETS AND LIABILITIES            DIVISION 22          DIVISION 23        DIVISION 24      DIVISION 25
                                           -------------------  ------------------  ----------------  ----------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value .....................   $   161,330,996     $    457,525,117    $  1,128,091,446  $  1,225,433,568
   Balance Due From (To) VALIC General
      Account, Net ......................            13,499              (87,724)            814,730          (173,937)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net ............           108,395              474,446             (40,567)          702,034
                                            ---------------     ----------------    ----------------  ----------------
Net Assets & Liabilities ................   $   161,452,890     $    457,911,839    $  1,128,865,609  $  1,225,961,665
                                            ===============     ================    ================  ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ..................   $   161,407,012     $    457,848,024    $  1,128,472,527  $  1,224,816,996
   Reserves For Annuity Contracts On
      Benefit ...........................            45,878               63,815             393,082         1,144,669
                                            ---------------     ----------------    ----------------  ----------------
Total Contract Owner Reserves ...........       161,452,890          457,911,839       1,128,865,609     1,225,961,665
   Capital Surplus ......................                --                   --                  --                --
                                            ---------------     ----------------    ----------------  ----------------
Total Contract Owner Reserves and Capital
   Surplus ..............................   $   161,452,890     $    457,911,839    $  1,128,865,609  $  1,225,961,665
                                            ===============     ================    ================  ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding .......   $   161,407,012     $    457,848,024    $  1,128,472,527  $  1,224,816,996
   Contracts in Payout (Annuitization)
      Period ............................            45,878               63,815             393,082         1,144,669
   Funds Retained in Separate Account A
      by VALIC ..........................                --                   --                  --                --
                                            ---------------     ----------------    ----------------  ----------------
TOTAL NET ASSETS ........................   $   161,452,890     $    457,911,839    $  1,128,865,609  $  1,225,961,665
                                            ===============     ================    ================  ================
TOTAL UNITS OUTSTANDING .................    80,380,217.286      179,085,305.663     694,645,556.447   618,448,283.897
                                            ===============     ================    ================  ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ..........   $     9,924,597     $     15,748,177    $     44,359,869  $     53,058,176
EXPENSES:
   Mortality And Expense Risk Charge ....         1,969,817            4,345,453          18,044,750        18,026,432
   Reimbursements Of Expenses ...........          (410,377)            (910,314)                 --                --
                                            ---------------     ----------------    ----------------  ----------------
Net Investment Income (Loss) ............   $     8,365,157     $     12,313,038    $     26,315,119  $     35,031,744
                                            ---------------     ----------------    ----------------  ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares ....................   $    (5,103,293)    $      1,324,751    $    (19,442,246) $       (276,508)
   Realized Gain Distributions
      From Mutual Funds .................                --            3,646,301                  --                --
                                            ---------------     ----------------    ----------------  ----------------
Net Realized Gains (Losses) .............        (5,103,293)           4,971,052         (19,442,246)         (276,508)
                                            ---------------     ----------------    ----------------  ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period .....        (2,303,445)          60,650,199        (684,119,020)     (424,537,434)
                                            ---------------     ----------------    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ...........................   $       958,419     $     77,934,289    $   (677,246,147) $   (389,782,198)
                                            ===============     ================    ================  ================

                                           AIG RETIREMENT CO. II  AIG RETIREMENT CO. II  AIG RETIREMENT CO. II
                                            INTERNATIONAL SMALL     SMALL CAP GROWTH        SMALL CAP VALUE
                                              CAP EQUITY FUND             FUND                   FUND
STATEMENT OF ASSETS AND LIABILITIES             DIVISION 33            DIVISION 35            DIVISION 36
                                           ---------------------  ---------------------  ---------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value .....................    $    516,024,202       $    30,326,857        $    228,969,993
   Balance Due From (To) VALIC General
      Account, Net ......................            (457,269)                7,529               1,004,799
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net ............             822,267                29,589                (797,961)
                                             ----------------       ---------------        ----------------
Net Assets & Liabilities ................    $    516,389,200       $    30,363,975        $    229,176,831
                                             ================       ===============        ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ..................    $    516,337,589       $    30,360,428        $    229,126,562
   Reserves For Annuity Contracts On
      Benefit ...........................              51,611                 3,547                  50,269
                                             ----------------       ---------------        ----------------
Total Contract Owner Reserves ...........         516,389,200            30,363,975             229,176,831
   Capital Surplus ......................                  --                    --                      --
                                             ----------------       ---------------        ----------------
Total Contract Owner Reserves and Capital
   Surplus ..............................    $    516,389,200       $    30,363,975        $    229,176,831
                                             ================       ===============        ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding .......    $    516,337,589       $    30,360,428        $    229,126,562
   Contracts in Payout (Annuitization)
      Period ............................              51,611                 3,547                  50,269
   Funds Retained in Separate Account A
      by VALIC ..........................                  --                    --                      --
                                             ----------------       ---------------        ----------------
TOTAL NET ASSETS ........................    $    516,389,200       $    30,363,975        $    229,176,831
                                             ================       ===============        ================
TOTAL UNITS OUTSTANDING .................     406,274,012.893        31,933,868.686         145,608,973.131
                                             ================       ===============        ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ..........    $      7,200,692       $            --        $      2,764,840
EXPENSES:
   Mortality And Expense Risk Charge ....           5,959,002               395,944               2,484,305
   Reimbursements Of Expenses ...........          (1,547,088)             (103,781)               (651,234)
                                             ----------------       ---------------        ----------------
Net Investment Income (Loss) ............    $      2,788,778       $      (292,163)       $        931,769
                                             ----------------       ---------------        ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares ....................    $     (5,845,413)      $      (960,123)       $    (10,132,422)
   Realized Gain Distributions
      From Mutual Funds .................          37,037,085               461,779              14,835,603
                                             ----------------       ---------------        ----------------
Net Realized Gains (Losses) .............          31,191,672              (498,344)              4,703,181
                                             ----------------       ---------------        ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period .....        (349,603,167)          (22,533,369)            (96,110,692)
                                             ----------------       ---------------        ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ...........................    $   (315,622,717)      $   (23,323,876)       $    (90,475,742)
                                             ================       ===============        ================

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                       STATEMENT OF OPERATIONS (CONTINUED)

                                          AIG RETIREMENT CO. II  AIG RETIREMENT CO. II  AIG RETIREMENT CO. II  AIG RETIREMENT CO. II
                                             MID CAP GROWTH          MID CAP VALUE      CAPITAL APPRECIATION      LARGE CAP VALUE
                                                  FUND                   FUND                   FUND                   FUND
STATEMENT OF ASSETS AND LIABILITIES           DIVISION 37            DIVISION 38            DIVISION 39            DIVISION 40
                                          ---------------------  ---------------------  ---------------------  ---------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual
      Funds, at Fair Value .............    $    132,414,225       $    393,902,670        $    23,479,936       $    156,941,947
   Balance Due From (To) VALIC General
      Account, Net .....................              24,389               (485,579)                 1,338               (188,711)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net ...........             179,753              1,086,287                 26,147                882,962
                                            ----------------       ----------------        ---------------       ----------------
Net Assets & Liabilities ...............    $    132,618,367       $    394,503,378        $    23,507,421       $    157,636,198
                                            ================       ================        ===============       ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) .................    $    132,613,954       $    394,390,334        $    23,507,421       $    157,627,319
   Reserves For Annuity Contracts On
      Benefit ..........................               4,413                113,044                     --                  8,879
                                            ----------------       ----------------        ---------------       ----------------
Total Contract Owner Reserves ..........         132,618,367            394,503,378             23,507,421            157,636,198
   Capital Surplus .....................                  --                     --                     --                     --
                                            ----------------       ----------------        ---------------       ----------------
Total Contract Owner Reserves and
   Capital Surplus .....................    $    132,618,367       $    394,503,378        $    23,507,421       $    157,636,198
                                            ================       ================        ===============       ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding ......    $    132,613,954       $    394,390,334        $    23,507,421       $    157,627,319
   Contracts in Payout (Annuitization)
      Period ...........................               4,413                113,044                     --                  8,879
   Funds Retained in Separate Account A
      by VALIC .........................                  --                     --                     --                     --
                                            ----------------       ----------------        ---------------       ----------------
TOTAL NET ASSETS .......................    $    132,618,367       $    394,503,378        $    23,507,421       $    157,636,198
                                            ================       ================        ===============       ================
TOTAL UNITS OUTSTANDING ................     167,995,274.884        193,079,409.404         35,384,069.826        115,416,826.382
                                            ================       ================        ===============       ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds .........    $             --       $      2,354,302        $        21,350       $      4,963,377
EXPENSES:
   Mortality And Expense Risk Charge ...           1,622,164              4,765,327                311,714              2,697,637
   Reimbursements Of Expenses ..........            (416,543)            (1,286,437)               (81,779)              (702,318)
                                            ----------------       ----------------        ---------------       ----------------
Net Investment Income (Loss) ...........    $     (1,205,621)      $     (1,124,588)       $      (208,585)      $      2,968,058
                                            ----------------       ----------------        ---------------       ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares ...................    $     (1,391,390)      $    (24,905,849)       $      (754,687)      $    (43,031,209)
   Realized Gain Distributions
      From Mutual Funds ................             869,706              9,862,288                     --                     --
                                            ----------------       ----------------        ---------------       ----------------
Net Realized Gains (Losses) ............            (521,684)           (15,043,561)              (754,687)           (43,031,209)
                                            ----------------       ----------------        ---------------       ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period ....         (94,988,077)          (233,513,514)           (17,247,331)           (88,556,624)
                                            ----------------       ----------------        ---------------       ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ..........................    $    (96,715,382)      $   (249,681,663)       $   (18,210,603)      $   (128,619,775)
                                            ================       ================        ===============       ================

                                          AIG RETIREMENT CO. II  AIG RETIREMENT CO. II  AIG RETIREMENT CO. I
                                          SOCIALLY RESPONSIBLE      MONEY MARKET II      NASDAQ-100 (R) INDEX
                                                  FUND                   FUND                   FUND
STATEMENT OF ASSETS AND LIABILITIES            DIVISION 41            DIVISION 44            DIVISION 46
                                          ---------------------  ---------------------  ---------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual
      Funds, at Fair Value .............    $    593,031,399       $    316,406,322       $     53,618,034
   Balance Due From (To) VALIC General
      Account, Net .....................             151,414               (791,433)               (89,171)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net ...........           1,707,372              1,003,564                154,225
                                            ----------------       ----------------       ----------------
Net Assets & Liabilities ...............    $    594,890,185       $    316,618,453       $     53,683,088
                                            ================       ================       ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) .................    $    594,886,396       $    316,567,243       $     53,682,428
   Reserves For Annuity Contracts On
      Benefit ..........................               3,789                 51,210                    660
                                            ----------------       ----------------       ----------------
Total Contract Owner Reserves ..........         594,890,185            316,618,453             53,683,088
   Capital Surplus .....................                  --                     --                     --
                                            ----------------       ----------------       -=--------------
Total Contract Owner Reserves and
   Capital Surplus .....................    $    594,890,185       $    316,618,453       $     53,683,088
                                            ================       ================       ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding ......    $    594,886,396       $    316,567,243       $     53,682,428
   Contracts in Payout (Annuitization)
      Period ...........................               3,789                 51,210                    660
   Funds Retained in Separate Account A
      by VALIC .........................                  --                     --                     --
                                            ----------------       ----------------       ----------------
TOTAL NET ASSETS .......................    $    594,890,185       $    316,618,453       $     53,683,088
                                            ================       ================       ================
TOTAL UNITS OUTSTANDING ................     624,830,127.832        246,301,731.019        159,845,272.230
                                            ================       ================       ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds .........    $     14,141,950       $      7,455,290       $        188,928
EXPENSES:
   Mortality And Expense Risk Charge ...           8,301,316              3,213,619                754,038
   Reimbursements Of Expenses ..........          (2,121,995)              (838,157)                    --
                                            ----------------       ----------------       ----------------
Net Investment Income (Loss) ...........    $      7,962,629       $      5,079,828       $       (565,110)
                                            ----------------       ----------------       ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares ...................    $    (26,138,100)      $             (1)      $      1,681,118
   Realized Gain Distributions
      From Mutual Funds ................           2,732,943                     --                874,044
                                            ----------------       ----------------       ----------------
Net Realized Gains (Losses) ............         (23,405,157)                    (1)             2,555,162
                                            ----------------       ----------------       ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period ....        (362,725,190)                     1            (43,507,378)
                                            ----------------       ----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ..........................    $   (378,167,718)      $      5,079,828       $    (41,517,326)
                                            ================       ================       ================

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                       STATEMENT OF OPERATIONS (CONTINUED)

                                                                                                                       VANGUARD
                                            AIG RETIREMENT CO. II  AIG RETIREMENT CO. II  AIG RETIREMENT CO. II      LIFESTRATEGY
                                               AGGRESSIVE GROWTH       MODERATE GROWTH      CONSERVATIVE GROWTH         GROWTH
                                                LIFESTYLE FUND         LIFESTYLE FUND         LIFESTYLE FUND             FUND
STATEMENT OF ASSETS AND LIABILITIES               DIVISION 48            DIVISION 49            DIVISION 50          DIVISION 52
                                            ---------------------  ---------------------  ---------------------  -------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value ......................     $    71,085,175        $   118,104,542        $    49,349,174       $    95,289,483
   Balance Due From (To) VALIC General
      Account, Net .......................             (32,483)               (32,364)                62,896               (66,628)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net .............              43,499                 48,904                (53,653)               58,982
                                               ---------------        ---------------        ---------------       ---------------
Net Assets & Liabilities .................     $    71,096,191        $   118,121,082        $    49,358,417       $    95,281,837
                                               ---------------        ---------------        ---------------       ---------------
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ...................     $    71,096,191        $   118,116,394        $    49,358,417       $    95,265,213
   Reserves For Annuity Contracts On
      Benefit ............................                  --                  4,688                     --                16,624
                                               ---------------        ---------------        ---------------       ---------------
Total Contract Owner Reserves ............          71,096,191            118,121,082             49,358,417            95,281,837
   Capital Surplus .......................                  --                     --                     --                    --
                                               ---------------        ---------------        ---------------       ---------------
Total Contract Owner Reserves and Capital
   Surplus ...............................     $    71,096,191        $   118,121,082        $    49,358,417       $    95,281,837
                                               ===============        ===============        ===============       ===============
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding ........     $    71,096,191        $   118,116,394        $    49,358,417       $    95,265,213
   Contracts in Payout (Annuitization)
      Period .............................                  --                  4,688                     --                16,624
   Funds Retained in Separate Account A
      by VALIC ...........................                  --                     --                     --                    --
                                               ---------------        ---------------        ---------------       ---------------
TOTAL NET ASSETS .........................     $    71,096,191        $   118,121,082        $    49,358,417       $    95,281,837
                                               ===============        ===============        ===============       ===============
TOTAL UNITS OUTSTANDING ..................      53,544,307.736         80,684,830.129         32,076,467.953        85,466,615.371
                                               ===============        ===============        ===============       ===============
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ...........     $     1,916,565        $     3,298,296        $     1,430,448       $     2,907,739
EXPENSES:
   Mortality And Expense Risk Charge .....             811,503              1,291,922                521,242             1,449,401
   Reimbursements Of Expenses ............            (210,981)              (332,590)              (136,948)                   --
                                               ---------------        ---------------        ---------------       ---------------
Net Investment Income (Loss) .............     $     1,316,043        $     2,338,964        $     1,046,154       $     1,458,338
                                               ---------------        ---------------        ---------------       ---------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares .....................     $      (283,408)       $    (1,355,651)       $    (1,134,551)      $     1,972,503
   Realized Gain Distributions
      From Mutual Funds ..................          16,596,182              3,885,155                934,054                    --
                                               ---------------        ---------------        ---------------       ---------------
Net Realized Gains (Losses) ..............          16,312,774              2,529,504               (200,497)            1,972,503
                                               ---------------        ---------------        ---------------       ---------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period ......         (51,243,642)           (45,987,499)           (12,248,023)          (53,550,448)
                                               ---------------        ---------------        ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ............................     $   (33,614,825)       $   (41,119,031)       $   (11,402,366)      $   (50,119,607)
                                               ===============        ===============        ===============       ===============


                                            VANGUARD LIFESTRATEGY  VANGUARD LIFESTRATEGY  AIG RETIREMENT CO. II
                                               MODERATE GROWTH      CONSERVATIVE GROWTH           CORE BOND
                                                    FUND                   FUND                     FUND
STATEMENT OF ASSETS AND LIABILITIES              DIVISION 53            DIVISION 54             DIVISION 58
                                            ---------------------  ---------------------  ---------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value ......................     $   111,168,530        $    45,929,097        $   108,755,772
   Balance Due From (To) VALIC General
      Account, Net .......................             133,480                 (7,280)              (107,321)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net .............             (86,461)                24,881                205,852
                                               ---------------        ---------------        ---------------
Net Assets & Liabilities .................     $   111,215,549        $    45,946,698        $   108,854,303
                                               ---------------        ---------------        ---------------
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ...................     $   111,207,238        $    45,946,698        $   108,838,071
   Reserves For Annuity Contracts On
      Benefit ............................               8,311                     --                 16,232
                                               ---------------        ---------------        ---------------
Total Contract Owner Reserves ............         111,215,549             45,946,698            108,854,303
   Capital Surplus .......................                  --                     --                     --
                                               ---------------        ---------------        ---------------
Total Contract Owner Reserves and Capital
   Surplus ...............................     $   111,215,549        $    45,946,698        $   108,854,303
                                               ===============        ===============        ===============
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding ........     $   111,207,238        $    45,946,698        $   108,838,071
   Contracts in Payout (Annuitization)
      Period .............................               8,311                     --                 16,232
   Funds Retained in Separate Account A
      by VALIC ...........................                  --                     --                     --
                                               ---------------        ---------------        ---------------
TOTAL NET ASSETS .........................     $   111,215,549        $    45,946,698        $   108,854,303
                                               ===============        ===============        ===============
TOTAL UNITS OUTSTANDING ..................      91,607,948.705         36,297,006.557         80,968,993.672
                                               ===============        ===============        ===============
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ...........     $     4,004,953        $     1,869,753        $     8,218,525
EXPENSES:
   Mortality And Expense Risk Charge .....           1,588,329                635,966              1,484,388
   Reimbursements Of Expenses ............                  --                     --               (391,252)
                                               ---------------        ---------------        ---------------
Net Investment Income (Loss) .............     $     2,416,624        $     1,233,787        $     7,125,389
                                               ---------------        ---------------        ---------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares .....................     $     1,170,803        $       100,866        $    (2,407,560)
   Realized Gain Distributions
      From Mutual Funds ..................                  --                     --                     --
                                               ---------------        ---------------        ---------------
Net Realized Gains (Losses) ..............           1,170,803                100,866             (2,407,560)
                                               ---------------        ---------------        ---------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period ......         (44,804,317)           (13,235,579)           (13,701,659)
                                               ---------------        ---------------        ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ............................     $   (41,216,890)       $   (11,900,926)       $    (8,983,830)
                                               ===============        ===============        ===============

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                       STATEMENT OF OPERATIONS (CONTINUED)

                                            AIG RETIREMENT CO. II  AIG RETIREMENT CO. II                          ARIEL
                                                STRATEGIC BOND         HIGH YIELD BOND          ARIEL         APPRECIATION
                                                     FUND                   FUND                FUND              FUND
STATEMENT OF ASSETS AND LIABILITIES              DIVISION 59            DIVISION 60         DIVISION 68          DIVISION 69
                                            ---------------------  ---------------------  ----------------  ----------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value ......................    $    262,296,457       $    134,056,457     $    202,490,482  $    162,793,116
   Balance Due From (To) VALIC General
      Account, Net .......................            (180,846)                79,801             (127,229)          (84,242)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net .............             400,839                 20,083              326,865           145,805
                                              ----------------       ----------------     ----------------  ----------------
Net Assets & Liabilities .................    $    262,516,450       $    134,156,341     $    202,690,118  $    162,854,679
                                              ================       ================     ================  ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ...................    $    262,444,488       $    134,155,247     $    202,546,617  $    162,482,107
   Reserves For Annuity Contracts On
      Benefit ............................              71,962                  1,094              143,501           372,572
                                              ----------------       ----------------     ----------------  ----------------
Total Contract Owner Reserves ............         262,516,450            134,156,341          202,690,118       162,854,679
   Capital Surplus                                          --                     --                   --                --
                                              ----------------       ----------------     ----------------  ----------------
Total Contract Owner Reserves and Capital
   Surplus ...............................    $    262,516,450       $    134,156,341     $    202,690,118  $    162,854,679
                                              ================       ================     ================  ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding ........    $    262,444,488       $    134,155,247     $    202,546,617  $    162,482,107
   Contracts in Payout (Annuitization)
      Period .............................              71,962                  1,094              143,501           372,572
   Funds Retained in Separate Account A
      by VALIC ...........................                  --                     --                   --                --
                                              ----------------       ----------------     ----------------  ----------------
TOTAL NET ASSETS .........................    $    262,516,450       $    134,156,341     $    202,690,118  $    162,854,679
                                              ================       ================     ================  ================
TOTAL UNITS OUTSTANDING ..................     159,484,101.675        107,246,759.921      210,618,321.668   163,107,636.093
                                              ================       ================     ================  ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ...........    $     23,966,589       $     16,025,920     $      3,208,020  $      1,362,879
EXPENSES:
   Mortality And Expense Risk Charge .....           2,966,203              1,748,537            3,947,119         2,996,518
   Reimbursements Of Expenses ............            (772,441)              (454,855)            (830,767)         (624,751)
                                              ----------------       ----------------     ----------------  ----------------
Net Investment Income (Loss) .............    $     21,772,827       $     14,732,238     $         91,668  $     (1,008,888)
                                              ----------------       ----------------     ----------------  ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares .....................    $     (2,883,290)      $     (5,758,514)    $    (22,109,132) $     (5,793,075)
   Realized Gain Distributions
      From Mutual Funds ..................                  --                     --                   --        19,993,712
                                              ----------------       ----------------     ----------------  ----------------
Net Realized Gains (Losses) ..............          (2,883,290)            (5,758,514)         (22,109,132)       14,200,637
                                              ----------------       ----------------     ----------------  ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period ......         (67,698,085)           (72,687,182)        (181,278,964)     (134,844,115)
                                              ----------------       ----------------     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ............................    $    (48,808,548)      $    (63,713,458)    $   (203,296,428) $   (121,652,366)
                                              ================       ================     ================  ================

                                              LOU HOLLAND    AIG RETIREMENT CO. I  AIG RETIREMENT CO. I
                                                GROWTH         BLUE CHIP GROWTH       HEALTH SCIENCES
                                                 FUND                FUND                  FUND
STATEMENT OF ASSETS AND LIABILITIES            DIVISION 70        DIVISION 72          DIVISION 73
                                            ---------------  --------------------  --------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value ......................  $    29,858,027    $    267,116,517      $    142,129,200
   Balance Due From (To) VALIC General
      Account, Net .......................           (5,546)            628,485              (129,959)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net .............          120,133           1,211,761               311,320
                                            ---------------    ----------------      ----------------
Net Assets & Liabilities .................  $    29,972,614    $    268,956,763      $    142,310,561
                                            ===============    ================      ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ...................  $    29,960,063    $    268,933,421      $    142,259,743
   Reserves For Annuity Contracts On
      Benefit ............................           12,551              23,342                50,818
                                            ---------------    ----------------      ----------------
Total Contract Owner Reserves ............       29,972,614         268,956,763           142,310,561
   Capital Surplus .......................               --                  --                    --
                                            ---------------    ----------------      ----------------
Total Contract Owner Reserves and Capital
   Surplus ...............................  $    29,972,614    $    268,956,763      $    142,310,561
                                            ===============    ================      ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding ........  $    29,960,063    $    268,933,421      $    142,259,743
   Contracts in Payout (Annuitization)
      Period .............................           12,551              23,342                50,818
   Funds Retained in Separate Account A
      by VALIC ...........................               --                  --                    --
                                            ---------------    ----------------      ----------------
TOTAL NET ASSETS .........................  $    29,972,614    $    268,956,763      $    142,310,561
                                            ===============    ================      ================
TOTAL UNITS OUTSTANDING ..................   43,833,148.453     451,190,976.952       143,852,507.019
                                            ===============    ================      ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ...........  $            --    $        505,606      $             --
EXPENSES:
   Mortality And Expense Risk Charge .....          458,239           2,778,652             1,742,848
   Reimbursements Of Expenses ............         (102,214)                 --                    --
                                            ---------------    ----------------      ----------------
Net Investment Income (Loss) .............  $      (356,025)   $     (2,273,046)     $     (1,742,848)
                                            ---------------    ----------------      ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares .....................  $      (607,380)   $        239,612      $        264,958
   Realized Gain Distributions
      From Mutual Funds ..................           22,316             246,031            16,048,799
                                            ---------------    ----------------      ----------------
Net Realized Gains (Losses) ..............         (585,064)            485,643            16,313,757
                                            ---------------    ----------------      ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period ......      (15,858,324)       (157,009,751)          (78,163,379)
                                            ---------------    ----------------      ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ............................  $   (16,799,413)   $   (158,797,154)     $    (63,592,470)
                                            ===============    ================      ================

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                       STATEMENT OF OPERATIONS (CONTINUED)

                                            AIG RETIREMENT CO. I   AIG RETIREMENT CO. I   AIG RETIREMENT CO. I  AIG RETIREMENT CO. I
                                                    VALUE         BROAD CAP VALUE INCOME     LARGE CAP CORE      INFLATION PROTECTED
                                                    FUND                   FUND                   FUND                  FUND
STATEMENT OF ASSETS AND LIABILITIES              DIVISION 74            DIVISION 75            DIVISION 76           DIVISION 77
                                            --------------------  ----------------------  --------------------  --------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value ......................    $    150,142,952       $    17,061,332       $     94,758,629       $    150,001,705
   Balance Due From (To) VALIC General
      Account, Net .......................            (310,664)              (11,106)              (125,936)              (130,153)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net .............             397,825                26,552                274,136                375,154
                                              ----------------       ---------------       ----------------       ----------------
Net Assets & Liabilities .................    $    150,230,113       $    17,076,778       $     94,906,829       $    150,246,706
                                              ================       ===============       ================       ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ...................    $    150,229,924       $    15,231,327       $     94,906,829       $    145,238,843
   Reserves For Annuity Contracts On
      Benefit ............................                 189                    --                     --                  3,592
                                              ----------------       ---------------       ----------------       ----------------
Total Contract Owner Reserves ............         150,230,113            15,231,327             94,906,829            145,242,435
   Capital Surplus .......................                  --             1,845,451                     --              5,004,271
                                              ----------------       ---------------       ----------------       ----------------
Total Contract Owner Reserves and Capital
   Surplus ...............................    $    150,230,113       $    17,076,778       $     94,906,829       $    150,246,706
                                              ================       ===============       ================       ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding ........    $    150,229,924       $    15,231,327       $     94,906,829       $    145,238,843
   Contracts in Payout (Annuitization)
      Period .............................                 189                    --                     --                  3,592
   Funds Retained in Separate Account A
      by VALIC ...........................                  --             1,845,451                     --              5,004,271
                                              ----------------       ---------------       ----------------       ----------------
TOTAL NET ASSETS .........................    $    150,230,113       $    17,076,778       $     94,906,829       $    150,246,706
                                              ================       ===============       ================       ================
TOTAL UNITS OUTSTANDING ..................     178,503,697.738        20,169,761.872        120,552,264.735       143,119,930.436
                                              ================       ===============       ================       ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ...........    $      1,978,031       $       497,796       $        546,892       $      6,462,533
EXPENSES:
   Mortality And Expense Risk Charge .....           1,745,041               197,957                731,495              1,244,440
   Reimbursements Of Expenses ............                  --                    --                     --                     --
                                              ----------------       ---------------       ----------------       ----------------
Net Investment Income (Loss) .............    $        232,990       $       299,839       $       (184,603)      $      5,218,093
                                              ----------------       ---------------       ----------------       ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares .....................    $    (16,857,237)      $      (507,237)      $     (1,549,288)      $     (2,395,552)
   Realized Gain Distributions
      From Mutual Funds ..................           2,379,425                   537              5,447,805                     --
                                              ----------------       ---------------       ----------------       ----------------
Net Realized Gains (Losses) ..............         (14,477,812)             (506,700)             3,898,517             (2,395,552)
                                              ----------------       ---------------       ----------------       ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period ......         (88,494,742)           (9,369,904)           (36,061,571)           (16,893,128)
                                              ----------------       ---------------       ----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ............................    $   (102,739,564)      $    (9,576,765)      $    (32,347,657)      $    (14,070,587)
                                              ================       ===============       ================       ================

                                            AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG SUNAMERICA 2010
                                                   GROWTH         LARGE CAPITAL GROWTH  HIGH WATERMARK FUND
                                                    FUND                  FUND                 FUND
STATEMENT OF ASSETS AND LIABILITIES              DIVISION 78           DIVISION 79        DIVISION 80 (2)
                                            --------------------  --------------------  -------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value ......................    $    553,157,958      $    310,363,547          $      --
   Balance Due From (To) VALIC General
      Account, Net .......................            (197,392)              (45,138)                --
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net .............             995,322               396,235                 --
                                              ----------------      ----------------          ---------
Net Assets & Liabilities .................    $    553,955,888      $    310,714,644          $      --
                                              ================      ================          =========
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ...................    $    553,778,459      $    310,638,260          $      --
   Reserves For Annuity Contracts On
      Benefit ............................             177,429                76,384                 --
                                              ----------------      ----------------          ---------
Total Contract Owner Reserves ............         553,955,888           310,714,644                 --
   Capital Surplus                                          --                    --                 --
                                              ----------------      ----------------          ---------
Total Contract Owner Reserves and Capital
   Surplus ...............................    $    553,955,888      $    310,714,644          $      --
                                              ================      ================          =========
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding ........    $    553,778,459      $    310,638,260          $      --
   Contracts in Payout (Annuitization)
      Period .............................             177,429                76,384                 --
   Funds Retained in Separate Account A
      by VALIC ...........................                  --                    --                 --
                                              ----------------      ----------------          ---------
TOTAL NET ASSETS .........................    $    553,955,888      $    310,714,644          $      --
                                              ================      ================          =========
TOTAL UNITS OUTSTANDING ..................     826,768,056.587       402,217,833.007                 --
                                              ================      ================          =========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ...........    $        131,074      $      1,065,795          $      --
EXPENSES:
   Mortality And Expense Risk Charge .....           7,799,207             4,275,555            102,566
   Reimbursements Of Expenses ............                  --                    --                 --
                                              ----------------      ----------------          ---------
Net Investment Income (Loss) .............    $     (7,668,133)     $     (3,209,760)         $(102,566)
                                              ----------------      ----------------          ---------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares .....................    $      2,791,228      $      1,744,686          $ (92,649)
   Realized Gain Distributions
      From Mutual Funds ..................                  --             9,262,232                 --
                                              ----------------      ----------------          ---------
Net Realized Gains (Losses) ..............           2,791,228            11,006,918            (92,649)
                                              ----------------      ----------------          ---------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period ......        (386,408,692)         (217,248,242)           625,248
                                              ----------------      ----------------          ---------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ............................    $   (391,285,597)     $   (209,451,084)         $ 430,033
                                              ================      ================          =========

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                       STATEMENT OF OPERATIONS (CONTINUED)

                                            AIG SUNAMERICA 2015  AIG SUNAMERICA 2020    AIG RETIREMENT CO. I    AIG RETIREMENT CO. I
                                            HIGH WATERMARK FUND  HIGH WATERMARK FUND  MID CAP STRATEGIC GROWTH    SMALL CAP SPECIAL
                                                   FUND                 FUND                    FUND                 VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES             DIVISION 81          DIVISION 82             DIVISION 83             DIVISION 84
                                            -------------------  -------------------  ------------------------  --------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value ......................    $    29,107,807      $    11,878,891        $    181,181,655        $    151,515,149
   Balance Due From (To) VALIC General
      Account, Net .......................            146,479               (7,312)                (51,348)                 22,296
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net .............           (149,556)               5,698                 203,860                 222,607
                                              ---------------      ---------------        ----------------        ----------------
Net Assets & Liabilities .................    $    29,104,730      $    11,877,277        $    181,334,167        $    151,760,052
                                              ===============      ===============        ================        ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ...................    $    29,104,730      $    11,877,277        $    181,302,691        $    151,586,005
   Reserves For Annuity Contracts On
      Benefit ............................                 --                   --                  31,476                 174,047
                                              ---------------      ---------------        ----------------        ----------------
Total Contract Owner Reserves ............         29,104,730           11,877,277             181,334,167             151,760,052
   Capital Surplus .......................                 --                   --                      --                      --
                                              ---------------      ---------------        ----------------        ----------------
Total Contract Owner Reserves and Capital
   Surplus ...............................    $    29,104,730      $    11,877,277        $    181,334,167        $    151,760,052
                                              ===============      ===============        ================        ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding ........    $    29,104,730      $    11,877,277        $    181,302,691        $    151,586,005
   Contracts in Payout (Annuitization)
      Period .............................                 --                   --                  31,476                 174,047
   Funds Retained in Separate Account A
      by VALIC                                             --                   --                      --                      --
                                              ---------------      ---------------        ----------------        ----------------
TOTAL NET ASSETS .........................    $    29,104,730      $    11,877,277        $    181,334,167        $    151,760,052
                                              ===============      ===============        ================        ================
TOTAL UNITS OUTSTANDING ..................     26,299,520.388       12,028,094.862         231,620,138.442         229,331,162.678
                                              ===============      ===============        ================        ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ...........    $       556,311      $       275,394        $             --        $      2,401,006
EXPENSES:
   Mortality And Expense Risk Charge .....            343,193              152,517               2,844,475               2,105,448
   Reimbursements Of Expenses ............                 --                   --                      --                      --
                                              ---------------      ---------------        ----------------        ----------------
Net Investment Income (Loss) .............    $       213,118      $       122,877        $     (2,844,475)       $        295,558
                                              ---------------      ---------------        ----------------        ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares .....................    $      (638,150)     $      (530,196)       $       (557,732)       $    (14,643,877)
   Realized Gain Distributions
      From Mutual Funds ..................                 --                   --              28,819,543               6,435,626
                                              ---------------      ---------------        ----------------        ----------------
Net Realized Gains (Losses) ..............           (638,150)            (530,196)             28,261,811              (8,208,251)
                                              ---------------      ---------------        ----------------        ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period ......         (1,205,095)          (1,982,778)           (205,033,930)            (82,977,682)
                                              ---------------      ---------------        ----------------        ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ............................    $    (1,630,127)     $    (2,390,097)       $   (179,616,594)       $    (90,890,375)
                                              ===============      ===============        ================        ================

                                            AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG RETIREMENT CO. I
                                                  SMALL MID       SMALL CAP AGGRESSIVE      GLOBAL EQUITY
                                                 GROWTH FUND           GRWOTH FUND              FUND
STATEMENT OF ASSETS AND LIABILITIES              DIVISION 85           DIVISION 86           DIVISION 87
                                            --------------------  --------------------  --------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value ......................   $     69,837,499       $    37,878,686       $    208,026,409
   Balance Due From (To) VALIC General
      Account, Net .......................                623                19,172                (66,532)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net .............             56,392                24,079                434,195
                                             ----------------       ---------------       ----------------
Net Assets & Liabilities .................   $     69,894,514       $    37,921,937       $    208,394,072
                                             ================       ===============       ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ...................   $     69,887,559       $    37,919,732       $    208,323,606
   Reserves For Annuity Contracts On
      Benefit ............................              6,955                 2,205                 70,466
                                             ----------------       ---------------       ----------------
Total Contract Owner Reserves ............         69,894,514            37,921,937            208,394,072
   Capital Surplus .......................                 --                    --                     --
                                             ----------------       ---------------       ----------------
Total Contract Owner Reserves and Capital
   Surplus ...............................   $     69,894,514       $    37,921,937       $    208,394,072
                                             ================       ===============       ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding ........   $     69,887,559       $    37,919,732       $    208,323,606
   Contracts in Payout (Annuitization)
      Period .............................              6,955                 2,205                 70,466
   Funds Retained in Separate Account A
      by VALIC ...........................                 --                    --                     --
                                             ----------------       ---------------       ----------------
TOTAL NET ASSETS .........................   $     69,894,514       $    37,921,937       $    208,394,072
                                             ================       ===============       ================
TOTAL UNITS OUTSTANDING ..................    115,210,872.856        55,785,221.742        303,049,273.562
                                             ================       ===============       ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ...........   $         83,633       $            --       $      3,873,171
EXPENSES:
   Mortality And Expense Risk Charge .....            968,094               522,292              3,065,367
   Reimbursements Of Expenses ............                 --                    --                     --
                                             ----------------       ---------------       ----------------
Net Investment Income (Loss) .............   $       (884,461)      $      (522,292)      $        807,804
                                             ----------------       ---------------       ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares .....................   $     (4,094,731)      $    (1,534,580)      $     (9,431,791)
   Realized Gain Distributions
      From Mutual Funds ..................          3,133,943             4,995,781             21,864,788
                                             ----------------       ---------------       ----------------
Net Realized Gains (Losses) ..............           (960,788)            3,461,201             12,432,997
                                             ----------------       ---------------       ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period ......        (47,119,796)          (30,548,051)          (205,267,739)
                                             ----------------       ---------------       ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ............................   $    (48,965,045)      $   (27,609,142)      $   (192,026,938)
                                             ================       ===============       ================

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                       STATEMENT OF OPERATIONS (CONTINUED)

                                            AIG RETIREMENT CO. I  AIG RETIREMENT CO. I  AIG RETIREMENT CO. I
                                               GLOBAL STRATEGY        FOREIGN VALUE         REAL ESTATE
                                                    FUND                   FUND                 FUND
STATEMENT OF ASSETS AND LIABILITIES              DIVISION 88           DIVISION 89        DIVISION 101 (1)
                                            --------------------  --------------------  --------------------
AS OF DECEMBER 31, 2008
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds,
      at Fair Value ......................    $    369,049,617      $    565,647,002       $    195,460,177
   Balance Due From (To) VALIC General
      Account, Net .......................            (273,631)              230,509                175,741
   Receivable (Payable) For Mutual Fund
      Sales (Purchases), Net .............           1,072,581             1,438,397                175,976
                                              ----------------      ----------------       ----------------
Net Assets & Liabilities .................    $    369,848,567      $    567,315,908       $    195,811,894
                                              ================      ================       ================
CONTRACT OWNER RESERVES AND CAPITAL
   SURPLUS:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment) ...................    $    369,509,379      $    567,206,566       $    189,333,671
   Reserves For Annuity Contracts On
      Benefit ............................             339,188               109,342                     --
                                              ----------------      ----------------       ----------------
Total Contract Owner Reserves ............         369,848,567           567,315,908            189,333,671
   Capital Surplus .......................                  --                    --              6,478,223
                                              ----------------      ----------------       ----------------
Total Contract Owner Reserves and Capital
   Surplus ...............................    $    369,848,567      $    567,315,908       $    195,811,894
                                              ================      ================       ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding ........    $    369,509,379      $    567,206,566       $    189,333,671
   Contracts in Payout (Annuitization)
      Period .............................             339,188               109,342                     --
   Funds Retained in Separate Account A
      by VALIC ...........................                  --                    --              6,478,223
                                              ----------------      ----------------       ----------------
TOTAL NET ASSETS .........................    $    369,848,567      $    567,315,908       $    195,811,894
                                              ================      ================       ================
TOTAL UNITS OUTSTANDING ..................     354,647,251.355       765,920,954.384        294,038,969.675
                                              ================      ================       ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
INVESTMENT INCOME:
   Dividends From Mutual Funds ...........    $     25,756,833      $     28,153,788       $      2,720,613
EXPENSES:
   Mortality And Expense Risk Charge .....           4,296,145             7,916,831                314,758
   Reimbursements Of Expenses ............                  --                    --                     --
                                              ----------------      ----------------       ----------------
Net Investment Income (Loss) .............    $     21,460,688      $     20,236,957       $      2,405,855
                                              ----------------      ----------------       ----------------
NET REALIZED GAINS (LOSSES) ON
   INVESTMENTS:
   Net Realized Gains (Losses) on Sale
      of Fund Shares .....................    $      2,283,833      $      1,695,668       $     (2,014,124)
   Realized Gain Distributions
      From Mutual Funds ..................           9,210,238            61,476,927                111,490
                                              ----------------      ----------------       ----------------
Net Realized Gains (Losses) ..............          11,494,071            63,172,595             (1,902,634)
                                              ----------------      ----------------       ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period ......        (141,703,510)         (542,195,426)           (22,649,276)
                                              ----------------      ----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS ............................    $   (108,748,751)     $   (458,785,874)      $    (22,146,055)
                                              ================      ================       ================

(1)  Fund commenced operations on March 7, 2008.

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2008

                                                                              NET ASSET
                                                                                VALUE      NET ASSET
UNDERLYING FUND                                      DIVISION      SHARES     PER SHARE      VALUE          COST      LEVEL /(3)/
--------------------------------------------------   -------- --------------- --------- -------------- -------------- -----------
AIG Retirement Co. I Capital Conservation Fund .....     1        287,553.568   $ 8.53  $    2,452,831 $    2,745,545      1
AIG Retirement Co. I Money Market I Fund ...........     2      1,344,168.469     1.00       1,344,168      1,344,169      1
AIG Retirement Co. I Mid Cap Index Fund ............     4    126,448,820.788    12.31   1,556,584,984  2,537,172,941      1
AIG Retirement Co. I Asset Allocation Fund .........     5     14,511,288.454     7.77     112,752,711    164,308,430      1
AIG Retirement Co. I Money Market I Fund ...........     6    496,778,723.362     1.00     496,778,723    496,778,720      1
AIG Retirement Co. I Capital Conservation Fund .....     7     12,820,428.192     8.53     109,358,252    122,388,309      1
AIG Retirement Co. I Government Securities Fund ....     8     14,423,254.493    11.12     160,386,590    151,296,590      1
AIG Retirement Co. I Stock Index Fund ..............    10A     5,847,035.073    18.59     108,696,382    154,863,301      1
AIG Retirement Co. I Stock Index Fund ..............    10B       543,699.891    18.59      10,107,381     14,225,492      1
AIG Retirement Co. I Stock Index Fund ..............    10C   123,713,033.244    18.59   2,299,825,288  3,542,579,107      1
AIG Retirement Co. I Stock Index Fund ..............    10D       685,088.232    18.59      12,735,790     18,744,842      1
AIG Retirement Co. I International Equities Fund ...     11   138,383,092.917     4.80     664,238,846  1,145,255,338      1
AIG Retirement Co. I Global Social Awareness Fund ..     12    28,598,404.880    10.42     297,995,379    512,749,640      1
AIG Retirement Co. I International Government
   Bond Fund .......................................     13    13,949,108.693    11.22     156,509,000    171,716,185      1
AIG Retirement Co. I Small Cap Index Fund ..........     14    69,813,491.164     9.28     647,869,198  1,073,498,067      1
AIG Retirement Co. I Core Equity Fund ..............     15    23,401,153.175     9.01     210,844,390    322,949,539      1
AIG Retirement Co. I Growth & Income Fund ..........     16     8,042,517.415     9.13      73,428,184    113,211,795      1
AIG Retirement Co. I Science & Technology Fund .....     17    58,396,713.424     7.94     463,669,905    863,616,465      1
AIG Retirement Co. I Small Cap Fund ................     18    39,637,618.421     6.08     240,996,720    390,707,858      1
AIG Retirement Co. I International Growth I Fund ...     20    54,542,160.357     7.54     411,247,889    544,676,615      1
AIG Retirement Co. I Core Value Fund ...............     21    16,483,283.152     6.52     107,471,006    158,437,296      1
Vanguard Long-Term Investment-Grade Fund ...........     22    18,501,261.009     8.72     161,330,996    168,499,868      1
Vanguard Long-Term Treasury Fund ...................     23    34,194,702.330    13.38     457,525,117    394,676,270      1
Vanguard Windsor II Fund ...........................     24    59,031,472.841    19.11   1,128,091,446  1,736,110,574      1
Vanguard Wellington Fund ...........................     25    50,161,013.830    24.43   1,225,433,568  1,527,894,149      1
AIG Retirement Co. II International Small Cap
   Equity ..........................................     33    55,786,400.170     9.25     516,024,202    870,811,233      1
AIG Retirement Co. II Small Cap Growth Fund ........     35     4,032,826.729     7.52      30,326,857     51,162,304      1
AIG Retirement Co. II Small Cap Value Fund .........     36    26,197,939.709     8.74     228,969,993    356,520,328      1
AIG Retirement Co. II Mid Cap Growth Fund ..........     37    28,911,402.838     4.58     132,414,225    222,752,137      1
AIG Retirement Co. II Mid Cap Value Fund ...........     38    38,354,690.383    10.27     393,902,670    645,780,389      1
AIG Retirement Co. II Capital Appreciation Fund ....     39     3,629,047.295     6.47      23,479,936     38,000,093      1
AIG Retirement Co. II Large Cap Value Fund .........     40    17,457,391.212     8.99     156,941,947    256,281,920      1
AIG Retirement Co. II Socially Responsible Fund ....     41    78,030,447.237     7.60     593,031,399    976,223,099      1
AIG Retirement Co. II Money Market II Fund .........     44   316,406,322.198     1.00     316,406,322    316,406,321      1
AIG Retirement Co. I Nasdaq-100(R) Index Fund ......     46    16,497,856.558     3.25      53,618,034     80,424,317      1
AIG Retirement Co. II Aggressive Growth Lifestyle
   Fund ............................................     48    12,089,315.404     5.88      71,085,175    119,917,197      1
AIG Retirement Co. II Moderate Growth Lifestyle
   Fund ............................................     49    13,606,514.065     8.68     118,104,542    161,637,366      1
AIG Retirement Co. II Conservative Growth
   Lifestyle Fund ..................................     50     5,805,785.120     8.50      49,349,174     61,264,854      1
Vanguard LifeStrategy Growth Fund ..................     52     5,955,592.688    16.00      95,289,483    131,065,593      1
Vanguard LifeStrategy Moderate Growth Fund .........     53     7,371,918.435    15.08     111,168,530    141,190,368      1
Vanguard LifeStrategy Conservative Growth Fund .....     54     3,453,315.579    13.30      45,929,097     55,763,491      1
AIG Retirement Co. II Core Bond Fund ...............     58    12,219,749.663     8.90     108,755,772    122,763,254      1
AIG Retirement Co. II Strategic Bond Fund ..........     59    30,288,274.476     8.66     262,296,457    331,385,503      1
AIG Retirement Co. II High Yield Bond Fund .........     60    25,632,209.708     5.23     134,056,457    216,374,857      1
Ariel Fund .........................................     68     8,580,105.167    23.60     202,490,482    421,132,251      1
Ariel Appreciation Fund ............................     69     7,474,431.391    21.78     162,793,116    301,027,866      1
Lou Holland Growth Fund ............................     70     2,314,575.736    12.90      29,858,027     41,421,714      1
AIG Retirement Co. I Blue Chip Growth Fund .........     72    42,534,477.291     6.28     267,116,517    405,172,181      1
AIG Retirement Co. I Health Sciences Fund ..........     73    20,450,244.675     6.95     142,129,200    206,370,478      1
AIG Retirement Co. I Value Fund ....................     74    23,241,943.034     6.46     150,142,952    246,327,821      1

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008

                                                                            NET ASSET
                                                                              VALUE       NET ASSET
UNDERLYING FUND                                    DIVISION      SHARES     PER SHARE       VALUE           COST       LEVEL /(3)/
-------------------------------------------------- -------- --------------- ---------  --------------  --------------  -----------
AIG Retirement Co. I Broad Cap Value Income Fund .     75     2,416,619.267    7.06        17,061,332      25,446,300       1
AIG Retirement Co. I Large Cap Core Fund .........     76    13,327,514.627    7.11        94,758,629     126,606,556       1
AIG Retirement Co. I Inflation Protected Fund ....     77    16,685,395.408    8.99       150,001,705     166,806,250       1
AIG Retirement Co. I Growth Fund .................     78    80,051,802.823    6.91       553,157,958     749,885,450       1
AIG Retirement Co. I Large Capital Growth Fund ...     79    40,254,675.357    7.71       310,363,547     430,236,994       1
AIG SunAmerica 2010 High Watermark Fund /(2)/ ....     80                --      --                --              --       1
AIG SunAmerica 2015 High Watermark Fund ..........     81     2,979,304.708    9.77        29,107,807      31,646,870       1
AIG SunAmerica 2020 High Watermark Fund ..........     82     1,384,486.131    8.58        11,878,891      14,688,465       1
AIG Retirement Co. I Mid Cap Strategic Growth
   Fund ..........................................     83    27,245,361.654    6.65       181,181,655     310,607,823       1
AIG Retirement Co. I Small Cap Special Values
   Fund ..........................................     84    25,724,133.956    5.89       151,515,149     263,853,096       1
AIG Retirement Co. I Small Mid Growth Fund .......     85    11,757,154.714    5.94        69,837,499     118,126,417       1
AIG Retirement Co. I Small Cap Aggressive Growth
   Fund ..........................................     86     6,323,653.756    5.99        37,878,686      63,383,247       1
AIG Retirement Co. I Global Equity Fund ..........     87    35,928,568.048    5.79       208,026,409     374,737,307       1
AIG Retirement Co. I Global Strategy Fund ........     88    40,027,073.448    9.22       369,049,617     450,981,605       1
AIG Retirement Co. I Foreign Value Fund ..........     89    93,187,314.992    6.07       565,647,002     972,281,591       1
AIG Retirement Co. I Real Estate Fund /(1)/ ......    101    30,636,391.334    6.38    195,460,177.00  218,109,453.00       1

/(1)/ Funds commenced operations on March 7, 2008.

/(2)/ Fund closed April 21, 2008.

/(3)/ Represents the level within the fair value hieracrchy under which the portfolio is classified as defined in FAS 157 and described in Note 3 to the financial statements.

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                                               AIG RETIREMENT CO. I        AIG RETIREMENT CO. I        AIG RETIREMENT CO. I
                                               CAPITAL CONSERVATION        CAPITAL CONSERVATION         MONEY MARKET I FUND
                                                       FUND                        FUND                        FUND
                                                    DIVISION 1                  DIVISION 7                  DIVISION 2
                                            --------------------------  --------------------------  --------------------------
                                               FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                2008          2007          2008          2007          2008          2007
                                            ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........   $  166,946    $  131,346   $  7,404,481  $  8,197,908   $   16,817    $   54,318
   Net Realized Gains (Losses) From
      Securities Transactions ............       (2,342)       35,511       (463,011)    2,479,415           --            --
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...     (271,769)      (88,967)   (12,056,903)   (5,625,826)          --            --
                                             ----------    ----------   ------------  ------------   ----------    ----------
Increase (Decrease) In Net Assets From
   Operations ............................     (107,165)       77,890     (5,115,433)    5,051,497       16,817        54,318
                                             ----------    ----------   ------------  ------------   ----------    ----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................       31,537       148,690     10,140,908    18,240,301       41,573        36,446
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......     (325,074)     (571,968)   (16,318,335)  (21,607,518)    (410,253)     (160,782)
   Annuity Benefit Payments ..............          (77)           --         (4,736)       (4,935)          --            --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................        5,235       (71,962)   (54,393,608)  (34,734,884)     379,934      (100,514)
   Contract Charges ......................       (1,803)       (1,958)       (27,064)      (35,912)        (625)         (825)
   Return Of Capital To VALIC ............           --            --             --            --           --            --
   Capital Contributed by VALIC ..........           --            --             --            --           --            --
                                             ----------    ----------   ------------  ------------   ----------    ----------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................     (290,182)     (497,198)   (60,602,835)  (38,142,948)      10,629      (225,675)
                                             ----------    ----------   ------------  ------------   ----------    ----------
Total Increase (Decrease) In Net Assets ..     (397,347)     (419,308)   (65,718,268)  (33,091,451)      27,446      (171,357)
NET ASSETS:
Beginning Of Period ......................    2,849,671     3,268,979    175,111,541   208,202,992    1,316,532     1,487,889
                                             ----------    ----------   ------------  ------------   ----------    ----------
End Of Period ............................   $2,452,324    $2,849,671   $109,393,273  $175,111,541   $1,343,978    $1,316,532
                                             ==========    ==========   ============  ============   ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              AIG RETIREMENT CO. I            AIG RETIREMENT CO. I          AIG RETIREMENT CO. I
                                               MONEY MARKET I FUND                MID CAP INDEX               ASSET ALLOCATION
                                                      FUND                            FUND                          FUND
                                                   DIVISION 6                      DIVISION 4                    DIVISION 5
                                          ----------------------------  -------------------------------  --------------------------
                                             FOR THE        FOR THE         FOR THE          FOR THE        FOR THE       FOR THE
                                            YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                           DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                               2008           2007            2008            2007           2008          2007
                                          -------------  -------------  ---------------  --------------  ------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ......... $   6,047,579  $  15,375,867  $     6,636,374  $    6,652,471  $  3,123,979  $  3,147,817
   Net Realized Gains (Losses) From
      Securities Transactions ...........            --             --      245,612,778     263,799,643    (3,081,040)    8,733,747
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ..            --             --   (1,215,208,133)   (105,598,116)  (36,230,336)   (3,022,731)
                                          -------------  -------------  ---------------  --------------  ------------  ------------
Increase (Decrease) In Net Assets From
   Operations ...........................     6,047,579     15,375,867     (962,958,981)    164,853,998   (36,187,397)    8,858,833
                                          -------------  -------------  ---------------  --------------  ------------  ------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments ....................   192,638,195    241,272,074      233,444,043     311,398,217     8,685,968    10,645,627
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals ......  (130,526,656)   (72,955,887)    (218,306,412)   (246,214,320)  (14,997,125)  (16,660,432)
   Annuity Benefit Payments .............        (1,421)        (1,435)        (143,363)       (101,977)      (24,311)      (25,345)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net ......................   (23,869,805)  (116,098,157)    (403,296,603)    115,349,611   (12,796,063)   (5,248,408)
   Contract Charges .....................      (188,725)      (178,938)        (353,528)       (415,205)      (29,986)      (34,264)
   Return Of Capital To VALIC ...........            --             --               --              --            --            --
   Capital Contributed by VALIC .........            --             --               --              --            --            --
                                          -------------  -------------  ---------------  --------------  ------------  ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions ......................    38,051,588     52,037,657     (388,655,863)    180,016,326   (19,161,517)  (11,322,822)
                                          -------------  -------------  ---------------  --------------  ------------  ------------
Total Increase (Decrease) In Net Assets .    44,099,167     67,413,524   (1,351,614,844)    344,870,324   (55,348,914)   (2,463,989)
NET ASSETS:
Beginning Of Period .....................   452,807,674    385,394,150    2,908,268,863   2,563,398,539   168,100,960   170,564,949
                                          -------------  -------------  ---------------  --------------  ------------  ------------
End Of Period ........................... $ 496,906,841  $ 452,807,674  $ 1,556,654,019  $2,908,268,863  $112,752,046  $168,100,960
                                          =============  =============  ===============  ==============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                             AIG RETIREMENT CO. I         AIG RETIREMENT CO. I        AIG RETIREMENT CO. I
                                             GOVERNMENT SECURITIES             STOCK INDEX                STOCK INDEX
                                                     FUND                         FUND                        FUND
                                                  DIVISION 8                   DIVISION 10A                DIVISION 10B
                                          --------------------------  ---------------------------  --------------------------
                                             FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2008          2007           2008          2007          2008          2007
                                          ------------  ------------  -------------  ------------  ------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ......... $  2,294,042  $  3,405,539  $   1,765,852  $  1,048,890  $   260,226   $   213,595
   Net Realized Gains (Losses) From
      Securities Transactions ...........    1,000,334    (1,174,729)    18,959,067    23,234,424    1,703,225     1,710,078
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ..    8,371,757     3,941,845    (93,674,393)  (14,664,232)  (8,501,131)     (997,394)
                                          ------------  ------------  -------------  ------------  -----------   -----------
Increase (Decrease) In Net Assets From
   Operations ...........................   11,666,133     6,172,655    (72,949,474)    9,619,082   (6,537,680)      926,279
                                          ------------  ------------  -------------  ------------  -----------   -----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments ....................   11,612,674     7,076,995        694,303     1,321,266      (63,622)      194,801
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals ......  (16,890,964)  (11,317,985)   (22,200,730)  (32,250,666)  (1,489,116)   (1,867,384)
   Annuity Benefit Payments .............      (36,460)      (35,448)      (463,013)     (649,932)     (56,355)     (101,135)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net ......................   51,473,607       829,017     (5,496,547)   (2,303,953)    (425,013)     (170,273)
   Contract Charges .....................      (24,697)      (23,897)            --            --           --            --
   Return Of Capital To VALIC ...........           --            --             --            --           --            --
   Capital Contributed by VALIC .........           --            --             --            --           --            --
                                          ------------  ------------  -------------  ------------  -----------   -----------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions ......................   46,134,160    (3,471,318)   (27,465,987)  (33,883,285)  (2,034,106)   (1,943,991)
                                          ------------  ------------  -------------  ------------  -----------   -----------
Total Increase (Decrease) In Net Assets .   57,800,293     2,701,337   (100,415,461)  (24,264,203)  (8,571,786)   (1,017,712)
NET ASSETS:
Beginning Of Period .....................  102,607,074    99,905,737    209,089,731   233,353,934   18,680,883    19,698,595
                                          ------------  ------------  -------------  ------------  -----------   -----------
End Of Period ........................... $160,407,367  $102,607,074  $ 108,674,270  $209,089,731  $10,109,097   $18,680,883
                                          ============  ============  =============  ============  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                  AIG RETIREMENT CO. I          AIG RETIREMENT CO. I
                                                      STOCK INDEX                   STOCK INDEX
                                                          FUND                          FUND
                                                       DIVISION 10C                  DIVISION 10D
                                            -------------------------------  --------------------------
                                                FOR THE          FOR THE        FOR THE       FOR THE
                                               YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                  2008            2007           2008          2007
                                            ---------------  --------------  ------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $    38,528,457  $   27,465,385  $    211,389  $   122,710
   Net Realized Gains (Losses) From
      Securities Transactions ............      416,206,232     463,491,244     2,139,773    2,529,396
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (2,001,379,501)   (300,919,802)  (10,704,909)  (1,553,823)
                                            ---------------  --------------  ------------  -----------
Increase (Decrease) In Net Assets From
   Operations ............................   (1,546,644,812)    190,036,827    (8,353,747)   1,098,283
                                            ---------------  --------------  ------------  -----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................      291,929,087     420,314,104       212,088      588,900
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......     (357,645,584)   (449,409,042)   (2,292,024)  (4,018,707)
   Annuity Benefit Payments ..............         (307,429)       (341,738)      (11,480)     (13,830)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................     (681,322,068)   (241,781,452)   (1,136,339)    (211,917)
   Contract Charges ......................         (721,549)       (854,334)       (5,270)      (6,650)
   Return Of Capital To VALIC ............               --              --            --           --
   Capital Contributed by VALIC ..........               --              --            --           --
                                            ---------------  --------------  ------------  -----------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................     (748,067,543)   (272,072,462)   (3,233,025)  (3,662,204)
                                            ---------------  --------------  ------------  -----------
Total Increase (Decrease) In Net Assets ..   (2,294,712,355)    (82,035,635)  (11,586,772)  (2,563,921)
NET ASSETS:
Beginning Of Period ......................    4,594,787,994   4,676,823,629    24,321,125   26,885,046
                                            ---------------  --------------  ------------  -----------
End Of Period ............................  $ 2,300,075,639  $4,594,787,994  $ 12,734,353  $24,321,125
                                            ===============  ==============  ============  ===========

                                                 AIG RETIREMENT CO. I
                                               INTERNATIONAL EQUITIES
                                                         FUND
                                                      DIVISION 11
                                            ------------------------------
                                                FOR THE         FOR THE
                                              YEAR ENDED      YEAR ENDED
                                             DECEMBER 31,    DECEMBER 31,
                                                 2008            2007
                                            --------------  --------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $   21,898,687  $   14,951,050
   Net Realized Gains (Losses) From
      Securities Transactions ............     110,371,840      77,603,341
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...    (622,277,765)    (21,175,286)
                                            --------------  --------------
Increase (Decrease) In Net Assets From
   Operations ............................    (490,007,238)     71,379,105
                                            --------------  --------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................     137,368,043     161,523,359
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......     (77,188,112)    (74,557,780)
   Annuity Benefit Payments ..............         (22,926)        (21,482)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................      28,652,135     (23,062,110)
   Contract Charges ......................        (139,331)       (159,657)
   Return Of Capital To VALIC ............              --              --
   Capital Contributed by VALIC ..........              --              --
                                            --------------  --------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................      88,669,809      63,722,330
                                            --------------  --------------
Total Increase (Decrease) In Net Assets ..    (401,337,429)    135,101,435
NET ASSETS:
Beginning Of Period ......................   1,067,085,541     931,984,106
                                            --------------  --------------
End Of Period ............................  $  665,748,112  $1,067,085,541
                                            ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               AIG RETIREMENT CO. I         AIG RETIREMENT CO. I          AIG RETIREMENT CO. I
                                              GLOBAL SOCIAL AWARENESS       INT'L GOVERNMENT BOND            SMALL CAP INDEX
                                                       FUND                         FUND                          FUND
                                                    DIVISION 12                   DIVISION 13                  DIVISION 14
                                            ---------------------------  --------------------------  ------------------------------
                                                FOR THE       FOR THE       FOR THE       FOR THE       FOR THE          FOR THE
                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                 2008          2007          2008          2007           2008            2007
                                            -------------  ------------  ------------  ------------  --------------  --------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $   5,427,112  $  1,170,724  $  7,932,937  $  5,666,873  $    5,741,845  $    1,553,034
   Net Realized Gains (Losses) From
      Securities Transactions ............       (446,632)   57,659,688    (5,658,752)       88,452      58,911,492     132,287,668
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (225,464,892)  (44,448,807)   (7,351,651)    2,040,444    (425,417,939)   (168,144,639)
                                            -------------  ------------  ------------  ------------  --------------  --------------
Increase (Decrease) In Net Assets From
   Operations ............................   (220,484,412)   14,381,605    (5,077,466)    7,795,769    (360,764,602)    (34,303,937)
                                            -------------  ------------  ------------  ------------  --------------  --------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................     48,639,186    37,997,369    12,322,316     9,057,433     120,948,502     167,591,177
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......    (40,014,247)  (36,066,140)  (17,425,648)  (12,519,536)    (83,357,912)    (89,922,287)
   Annuity Benefit Payments ..............        (25,872)      (18,452)       (4,867)       (4,986)        (34,502)        (38,562)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................     64,744,527     3,686,179    24,881,077     1,096,593    (182,400,269)    (16,999,057)
   Contract Charges ......................        (88,975)     (100,259)      (33,562)      (32,460)       (187,648)       (223,788)
   Return Of Capital To VALIC ............             --            --            --            --              --              --
   Capital Contributed by VALIC ..........             --            --            --            --              --              --
                                            -------------  ------------  ------------  ------------  --------------  --------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................     73,254,619     5,498,697    19,739,316    (2,402,956)   (145,031,829)     60,407,483
                                            -------------  ------------  ------------  ------------  --------------  --------------
Total Increase (Decrease) In Net Assets ..   (147,229,793)   19,880,302    14,661,850     5,392,813    (505,796,431)     26,103,546
NET ASSETS:
Beginning Of Period ......................    445,278,487   425,398,185   141,878,509   136,485,696   1,153,993,933   1,127,890,387
                                            -------------  ------------  ------------  ------------  --------------  --------------
End Of Period ............................  $ 298,048,694  $445,278,487  $156,540,359  $141,878,509  $  648,197,502  $1,153,993,933
                                            =============  ============  ============  ============  ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                AIG RETIREMENT CO. I        AIG RETIREMENT CO. I         AIG RETIREMENT CO. I
                                                    CORE EQUITY                GROWTH & INCOME           SCIENCE & TECHNOLOGY
                                                        FUND                        FUND                         FUND
                                                     DIVISION 15                  DIVISION 16                 DIVISION 17
                                            ---------------------------  --------------------------  ----------------------------
                                                FOR THE       FOR THE       FOR THE       FOR THE       FOR THE         FOR THE
                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2008          2007          2008          2007           2008           2007
                                            -------------  ------------  ------------  ------------  -------------  -------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $     (89,478) $   (323,777) $    982,776  $    303,191  $  (7,051,176) $  (9,345,030)
   Net Realized Gains (Losses) From
      Securities Transactions ............    (11,911,449)    2,496,412     4,616,273     9,454,110    (68,960,234)  (106,048,731)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (124,840,825)    7,695,615   (51,822,963)   (1,686,020)  (348,278,008)   262,347,471
                                            -------------  ------------  ------------  ------------  -------------  -------------
Increase (Decrease) In Net Assets From
   Operations ............................   (136,841,752)    9,868,250   (46,223,914)    8,071,281   (424,289,418)   146,953,710
                                            -------------  ------------  ------------  ------------  -------------  -------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................     13,640,744    17,867,407     6,013,378     6,970,342     47,273,390     57,722,456
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......    (33,429,952)  (43,880,200)  (11,459,087)  (13,820,080)   (71,389,485)  (102,289,137)
   Annuity Benefit Payments ..............        (19,072)      (24,394)       (5,838)       (7,299)       (33,721)       (39,017)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................    (26,884,157)  (45,413,108)   (6,705,708)   (7,223,560)   (64,119,483)  (109,578,450)
   Contract Charges ......................       (103,863)     (122,590)      (27,634)      (31,665)      (318,383)      (377,670)
   Return Of Capital To VALIC ............             --            --            --            --             --             --
   Capital Contributed by VALIC ..........             --            --            --            --             --             --
                                            -------------  ------------  ------------  ------------  -------------  -------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................    (46,796,300)  (71,572,885)  (12,184,889)  (14,112,262)   (88,587,682)  (154,561,818)
                                            -------------  ------------  ------------  ------------  -------------  -------------
Total Increase (Decrease) In Net Assets ..   (183,638,052)  (61,704,635)  (58,408,803)   (6,040,981)  (512,877,100)    (7,608,108)
NET ASSETS:
Beginning Of Period ......................    394,654,377   456,359,012   131,849,069   137,890,050    976,742,802    984,350,910
                                            -------------  ------------  ------------  ------------  -------------  -------------
End Of Period ............................  $ 211,016,325  $394,654,377  $ 73,440,266  $131,849,069  $ 463,865,702  $ 976,742,802
                                            =============  ============  ============  ============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                AIG RETIREMENT CO. I          AIG RETIREMENT CO. I        AIG RETIREMENT CO. I
                                                      SMALL CAP              INTERNATIONAL GROWTH I            CORE VALUE
                                                        FUND                          FUND                        FUND
                                                     DIVISION 18                    DIVISION 20                DIVISION 21
                                            ----------------------------  ---------------------------  --------------------------
                                                FOR THE        FOR THE        FOR THE       FOR THE      FOR THE        FOR THE
                                              YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2008           2007           2008          2007          2008          2007
                                            -------------  -------------  -------------  ------------  ------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $  (2,046,157) $  (4,847,103) $   4,093,350  $   (207,410) $  2,143,218  $  1,596,734
   Net Realized Gains (Losses) From
      Securities Transactions ............      5,356,800     85,027,233     15,983,840    35,592,813     4,964,749    22,607,526
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (140,779,026)  (111,503,544)  (329,296,337)   46,263,422   (73,931,380)  (25,957,803)
                                            -------------  -------------  -------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
   Operations ............................   (137,468,383)   (31,323,414)  (309,219,147)   81,648,825   (66,823,413)   (1,753,543)
                                            -------------  -------------  -------------  ------------  ------------  ------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................     17,027,147     23,319,907     52,972,121    52,922,774    10,616,376    14,920,427
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......    (36,196,883)   (53,468,633)   (54,914,495)  (57,882,692)  (19,816,532)  (27,820,651)
   Annuity Benefit Payments ..............        (20,475)       (26,936)       (39,935)      (31,095)       (4,909)       (4,921)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................    (32,674,781)   (70,522,112)    21,043,834    19,128,421   (23,040,854)  (21,940,140)
   Contract Charges ......................        (91,534)      (110,576)       (99,384)     (106,261)      (42,714)      (50,883)
   Return Of Capital To VALIC ............             --             --             --            --            --            --
   Capital Contributed by VALIC ..........             --             --             --            --            --            --
                                            -------------  -------------  -------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................    (51,956,526)  (100,808,350)    18,962,141    14,031,147   (32,288,633)  (34,896,168)
                                            -------------  -------------  -------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets ..   (189,424,909)  (132,131,764)  (290,257,006)   95,679,972   (99,112,046)  (36,649,711)
NET ASSETS:
Beginning Of Period ......................    430,453,476    562,585,240    702,017,094   606,337,122   206,675,529   243,325,240
                                            -------------  -------------  -------------  ------------  ------------  ------------
End Of Period ............................  $ 241,028,567  $ 430,453,476  $ 411,760,088  $702,017,094  $107,563,483  $206,675,529
                                            =============  =============  =============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                     VANGUARD
                                                     LONG-TERM                   VANGUARD                      VANGUARD
                                               INVESTMENT GRADE FUND        LONG-TERM TREASURY                WINDSOR II
                                                       FUND                        FUND                          FUND
                                                     DIVISION 22               DIVISION 23                   DIVISION 24
                                            --------------------------  --------------------------  ------------------------------
                                               FOR THE       FOR THE       FOR THE       FOR THE        FOR THE         FOR THE
                                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                2008          2007          2008          2007           2008            2007
                                            ------------  ------------  ------------  ------------  --------------  --------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $  8,365,157  $ 10,031,402  $ 12,313,038  $ 10,877,170  $   26,315,119  $   18,870,716
   Net Realized Gains (Losses) From
      Securities Transactions ............    (5,103,293)   (1,283,374)    4,971,052       (81,881)    (19,442,246)    252,763,297
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...    (2,303,445)   (3,817,641)   60,650,199    11,249,477    (684,119,020)   (249,997,423)
                                            ------------  ------------  ------------  ------------  --------------  --------------
Increase (Decrease) In Net Assets From
   Operations ............................       958,419     4,930,387    77,934,289    22,044,766    (677,246,147)     21,636,590
                                            ------------  ------------  ------------  ------------  --------------  --------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................    15,156,960    23,280,098    33,910,792    27,271,224     162,376,319     204,447,407
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......   (21,014,738)  (21,804,678)  (45,021,514)  (30,768,649)   (175,977,432)   (193,623,283)
   Annuity Benefit Payments ..............        (4,922)       (5,233)       (5,533)       (4,128)        (77,188)        (56,381)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................   (22,423,034)  (42,832,032)   98,145,964   (12,790,935)     27,166,947     (83,134,390)
   Contract Charges ......................       (33,328)      (43,702)      (64,169)      (65,940)       (337,537)       (332,254)
   Return Of Capital To VALIC ............            --            --            --            --              --              --
   Capital Contributed by VALIC ..........            --            --            --            --              --              --
                                            ------------  ------------  ------------  ------------  --------------  --------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................   (28,319,062)  (41,405,547)   86,965,540   (16,358,428)     13,151,109     (72,698,901)
                                            ------------  ------------  ------------  ------------  --------------  --------------
Total Increase (Decrease) In Net Assets ..   (27,360,643)  (36,475,160)  164,899,829     5,686,338    (664,095,038)    (51,062,311)
NET ASSETS:
Beginning Of Period ......................   188,813,533   225,288,693   293,012,010   287,325,672   1,792,960,647   1,844,022,958
                                            ------------  ------------  ------------  ------------  --------------  --------------
End Of Period ............................  $161,452,890  $188,813,533  $457,911,839  $293,012,010  $1,128,865,609  $1,792,960,647
                                            ============  ============  ============  ============  ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       VANGUARD                 AIG RETIREMENT CO. II       AIG RETIREMENT CO. II
                                                      WELLINGTON              INTERNATIONAL SMALL CAP          SMALL CAP GROWTH
                                                         FUND                        EQUITY  FUND                   FUND
                                                      DIVISION 25                   DIVISION 33                  DIVISION 35
                                            ------------------------------  ---------------------------  --------------------------
                                                FOR THE        FOR THE          FOR THE       FOR THE      FOR THE        FOR THE
                                              YEAR ENDED      YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2008            2007            2008          2007          2008          2007
                                            --------------  --------------  -------------  ------------  ------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $   35,031,744  $   32,927,468  $   2,788,778  $   (864,258) $   (292,163) $  (371,855)
   Net Realized Gains (Losses) From
      Securities Transactions ............        (276,508)    107,861,097     31,191,672    87,763,516      (498,344)   6,388,264
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...    (424,537,434)    (30,482,077)  (349,603,167)  (63,476,597)  (22,533,369)  (4,611,497)
                                            --------------  --------------  -------------  ------------  ------------  -----------
Increase (Decrease) In Net Assets From
   Operations ............................    (389,782,198)    110,306,488   (315,622,717)   23,422,661   (23,323,876)   1,404,912
                                            --------------  --------------  -------------  ------------  ------------  -----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................     180,555,919     216,491,927    102,578,708   121,503,817     5,929,785    7,441,537
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......    (197,644,754)   (166,020,343)   (54,635,885)  (53,011,679)   (3,819,971)  (4,629,989)
   Annuity Benefit Payments ..............        (279,001)        (71,788)        (5,602)       (3,869)       (1,410)      (1,789)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................     (65,003,379)      8,413,133     26,645,169    94,679,582    (1,776,855)   1,527,406
   Contract Charges ......................        (283,884)       (307,005)      (120,414)     (139,586)      (10,507)     (10,953)
   Return Of Capital To VALIC ............              --              --             --            --            --           --
   Capital Contributed by VALIC ..........              --              --             --            --            --           --
                                            --------------  --------------  -------------  ------------  ------------  -----------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................     (82,655,099)     58,505,924     74,461,976   163,028,265       321,042    4,326,212
                                            --------------  --------------  -------------  ------------  ------------  -----------
Total Increase (Decrease) In Net Assets ..    (472,437,297)    168,812,412   (241,160,741)  186,450,926   (23,002,834)   5,731,124
NET ASSETS:
Beginning Of Period ......................   1,698,398,962   1,529,586,550    757,549,941   571,099,015    53,366,809   47,635,685
                                            --------------  --------------  -------------  ------------  ------------  -----------
End Of Period ............................  $1,225,961,665  $1,698,398,962  $ 516,389,200  $757,549,941  $ 30,363,975  $53,366,809
                                            ==============  ==============  =============  ============  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               AIG RETIREMENT CO. II       AIG RETIREMENT CO. II       AIG RETIREMENT CO. II
                                                  SMALL CAP VALUE             MID CAP GROWTH              MID CAP VALUE
                                                       FUND                        FUND                        FUND
                                                    DIVISION 36                 DIVISION 37                 DIVISION 38
                                            --------------------------  --------------------------  ---------------------------
                                               FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                2008          2007          2008          2007           2008          2007
                                            ------------  ------------  ------------  ------------  -------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $    931,769  $   (103,554) $ (1,205,621)  $  (569,918) $  (1,124,588) $ (1,208,663)
   Net Realized Gains (Losses) From
      Securities Transactions ............     4,703,181    16,590,732      (521,684)   15,955,864    (15,043,561)   63,588,033
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (96,110,692)  (39,929,025)  (94,988,077)   (7,275,166)  (233,513,514)  (57,433,064)
                                            ------------  ------------  ------------   -----------  -------------  ------------
Increase (Decrease) In Net Assets From
   Operations ............................   (90,475,742)  (23,441,847)  (96,715,382)    8,110,780   (249,681,663)    4,946,306
                                            ------------  ------------  ------------   -----------  -------------  ------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................    37,864,894    39,623,421    22,098,763     9,380,915     77,244,036    70,088,140
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......   (21,818,428)  (18,213,178)  (15,134,002)   (7,130,839)   (50,384,415)  (42,421,179)
   Annuity Benefit Payments ..............        (4,878)       (4,498)          (14)           --        (14,028)      (13,038)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................    57,919,050    86,395,041   129,330,385    21,629,932    143,911,330    28,083,621
   Contract Charges ......................       (87,361)      (41,630)      (67,979)      (14,089)       (72,346)      (79,399)
   Return Of Capital To VALIC ............            --            --            --            --             --            --
   Capital Contributed by VALIC ..........            --            --            --            --             --            --
                                            ------------  ------------  ------------   -----------  -------------  ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................    73,873,277   107,759,156   136,227,153    23,865,919    170,684,577    55,658,145
                                            ------------  ------------  ------------   -----------  -------------  ------------
Total Increase (Decrease) In Net Assets ..   (16,602,465)   84,317,309    39,511,771    31,976,699    (78,997,086)   60,604,451
NET ASSETS:
Beginning Of Period ......................   245,779,296   161,461,987    93,106,596    61,129,897    473,500,464   412,896,013
                                            ------------  ------------  ------------   -----------  -------------  ------------
End Of Period ............................  $229,176,831  $245,779,296  $132,618,367   $93,106,596  $ 394,503,378  $473,500,464
                                            ============  ============  ============   ===========  =============  ============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               AIG RETIREMENT CO. II       AIG RETIREMENT CO. II          AIG RETIREMENT CO. II
                                               CAPITAL APPRECIATION           LARGE CAP VALUE             SOCIALLY RESPONSIBLE
                                                       FUND                        FUND                           FUND
                                                    DIVISION 39                 DIVISION 40                    DIVISION 41
                                            --------------------------  ---------------------------  ------------------------------
                                               FOR THE       FOR THE        FOR THE       FOR THE        FOR THE          FOR THE
                                             YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2008          2007           2008          2007            2008            2007
                                            ------------  ------------  -------------  ------------  --------------  --------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $   (208,585)  $   (24,433) $   2,968,058  $  1,040,269  $    7,962,629  $    3,178,657
   Net Realized Gains (Losses) From
      Securities Transactions ............      (754,687)      980,192    (43,031,209)   30,158,047     (23,405,157)     61,604,143
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (17,247,331)    1,666,868    (88,556,624)  (24,277,234)   (362,725,190)    (53,715,744)
                                            ------------   -----------  -------------  ------------  --------------  --------------
Increase (Decrease) In Net Assets From
   Operations ............................   (18,210,603)    2,622,627   (128,619,775)    6,921,082    (378,167,718)     11,067,056
                                            ------------   -----------  -------------  ------------  --------------  --------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................     5,996,394     3,069,631     38,049,279    56,840,647     133,092,946     146,483,801
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......    (2,733,943)   (1,029,675)   (26,430,139)  (29,402,335)    (78,331,109)    (64,403,538)
   Annuity Benefit Payments ..............            --            --            (10)           --          (1,305)             --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................     5,109,987    19,243,818   (118,962,177)   60,539,068    (113,000,007)    446,118,086
   Contract Charges ......................        (4,908)       (2,677)       (88,508)     (108,946)        (79,011)        (95,286)
   Return Of Capital To VALIC ............            --            --             --            --              --              --
   Capital Contributed by VALIC ..........            --            --             --            --              --              --
                                            ------------   -----------  -------------  ------------  --------------  --------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................     8,367,530    21,281,097   (107,431,555)   87,868,434     (58,318,486)    528,103,063
                                            ------------   -----------  -------------  ------------  --------------  --------------
Total Increase (Decrease) In Net Assets ..    (9,843,073)   23,903,724   (236,051,330)   94,789,516    (436,486,204)    539,170,119
NET ASSETS:
Beginning Of Period ......................    33,350,494     9,446,770    393,687,528   298,898,012   1,031,376,389     492,206,270
                                            ------------   -----------  -------------  ------------  --------------  --------------
End Of Period ............................  $ 23,507,421   $33,350,494  $ 157,636,198  $393,687,528  $  594,890,185  $1,031,376,389
                                            ============   ===========  =============  ============  ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               AIG RETIREMENT CO. II       AIG RETIREMENT CO. I        AIG RETIREMENT CO. II
                                                  MONEY MARKET II          NASDAQ-100 (R) INDEX          AGGRESSIVE GROWTH
                                                       FUND                        FUND                   LIFESTYLE FUND
                                                    DIVISION 44                 DIVISION 46                 DIVISION 48
                                            --------------------------  --------------------------  --------------------------
                                               FOR THE       FOR THE       FOR THE       FOR THE      FOR THE        FOR THE
                                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                2008          2007          2008          2007          2008          2007
                                            ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $  5,079,828  $ 10,804,614  $   (565,110)  $  (745,038) $  1,316,043   $   785,373
   Net Realized Gains (Losses) From
      Securities Transactions ............            (1)           (1)    2,555,162     5,988,866    16,312,774    10,029,562
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...             1             1   (43,507,378)    7,389,536   (51,243,642)   (4,468,996)
                                            ------------  ------------  ------------   -----------  ------------   -----------
Increase (Decrease) In Net Assets From
   Operations ............................     5,079,828    10,804,614   (41,517,326)   12,633,364   (33,614,825)    6,345,939
                                            ------------  ------------  ------------   -----------  ------------   -----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................   122,992,831   145,762,527     9,257,094     9,548,979    21,633,818    18,854,122
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......   (87,786,142)  (50,979,885)   (8,538,004)   (8,295,285)   (9,331,739)   (5,079,363)
   Annuity Benefit Payments ..............        (4,081)       (4,151)         (393)         (474)           --            --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................   (63,493,728)    8,419,794    (4,481,617)    4,946,963       500,080     6,073,209
   Contract Charges ......................       (41,520)      (34,216)      (19,062)      (20,840)      (28,303)      (24,614)
   Return Of Capital To VALIC ............            --            --            --            --            --            --
   Capital Contributed by VALIC ..........            --            --            --            --            --            --
                                            ------------  ------------  ------------   -----------  ------------   -----------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................   (28,332,640)  103,164,069    (3,781,982)    6,179,343    12,773,856    19,823,354
                                            ------------  ------------  ------------   -----------  ------------   -----------
Total Increase (Decrease) In Net Assets ..   (23,252,812)  113,968,683   (45,299,308)   18,812,707   (20,840,969)   26,169,293
NET ASSETS:
Beginning Of Period ......................   339,871,265   225,902,582    98,982,396    80,169,689    91,937,160    65,767,867
                                            ------------  ------------  ------------   -----------  ------------   -----------
End Of Period ............................  $316,618,453  $339,871,265  $ 53,683,088   $98,982,396  $ 71,096,191   $91,937,160
                                            ============  ============  ============   ===========  ============   ===========

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               AIG RETIREMENT CO. II       AIG RETIREMENT CO. II       VANGUARD LIFESTRATEGY
                                                  MODERATE GROWTH           CONSERVATIVE GROWTH               GROWTH
                                                  LIFESTYLE FUND              LIFESTYLE FUND                   FUND
                                                    DIVISION 49                 DIVISION 50                 DIVISION 52
                                            --------------------------  --------------------------  ------------------------
                                               FOR THE       FOR THE       FOR THE       FOR THE      FOR THE        FOR THE
                                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                2008          2007          2008          2007          2008          2007
                                            ------------  ------------  ------------  ------------  ------------ -------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $  2,338,964  $    878,950  $  1,046,154  $   416,783   $  1,458,338  $  1,529,955
   Net Realized Gains (Losses) From
      Securities Transactions ............     2,529,504    11,249,980      (200,497)   3,327,987      1,972,503     7,347,149
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (45,987,499)   (3,599,921)  (12,248,023)  (1,048,873)   (53,550,448)   (1,850,268)
                                            ------------  ------------  ------------  -----------   ------------  ------------
Increase (Decrease) In Net Assets From
   Operations ............................   (41,119,031)    8,529,009   (11,402,366)   2,695,897    (50,119,607)    7,026,836
                                            ------------  ------------  ------------  -----------   ------------  ------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................    37,848,782    36,278,157    11,143,638   10,344,451     24,744,940    28,179,262
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......   (13,998,902)   (7,139,088)   (6,559,889)  (4,109,166)   (14,141,927)  (10,855,795)
   Annuity Benefit Payments ..............          (421)         (500)           --           --             --            --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................    (1,594,758)    2,632,515       888,122    7,120,617     (3,573,243)    4,966,138
   Contract Charges ......................       (38,880)      (34,080)      (11,359)      (9,464)       (29,998)      (28,334)
   Return Of Capital To VALIC ............            --            --            --           --             --            --
   Capital Contributed by VALIC ..........            --            --            --           --             --            --
                                            ------------  ------------  ------------  -----------   ------------  ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................    22,215,821    31,737,004     5,460,512   13,346,438      6,999,772    22,261,271
                                            ------------  ------------  ------------  -----------   ------------  ------------
Total Increase (Decrease) In Net Assets ..   (18,903,210)   40,266,013    (5,941,854)  16,042,335    (43,119,835)   29,288,107
NET ASSETS:
Beginning Of Period ......................   137,024,292    96,758,279    55,300,271   39,257,936    138,401,672   109,113,565
                                            ------------  ------------  ------------  -----------   ------------  ------------
End Of Period ............................  $118,121,082  $137,024,292  $ 49,358,417  $55,300,271   $ 95,281,837  $138,401,672
                                            ============  ============  ============  ===========   ============  ============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               VANGUARD LIFESTRATEGY       VANGUARD LIFESTRATEGY       AIG RETIREMENT CO. II
                                                  MODERATE GROWTH           CONSERVATIVE GROWTH              CORE BOND
                                                       FUND                        FUND                        FUND
                                                    DIVISION 53                 DIVISION 54                 DIVISION 58
                                            --------------------------  --------------------------  --------------------------
                                               FOR THE       FOR THE       FOR THE       FOR THE      FOR THE        FOR THE
                                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                2008          2007          2008          2007          2008          2007
                                            ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $  2,416,624  $  2,517,052  $  1,233,787  $ 1,201,286   $  7,125,389  $  5,155,892
   Net Realized Gains (Losses) From
      Securities Transactions ............     1,170,803     7,159,382       100,866    2,200,273     (2,407,560)      314,588
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (44,804,317)   (1,913,846)  (13,235,579)    (625,064)   (13,701,659)     (524,990)
                                            ------------  ------------  ------------  -----------   ------------  ------------
Increase (Decrease) In Net Assets From
   Operations ............................   (41,216,890)    7,762,588   (11,900,926)   2,776,495     (8,983,830)    4,945,490
                                            ------------  ------------  ------------  -----------   ------------  ------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................    26,159,950    29,619,833     9,260,545    9,201,839     16,055,339    17,912,635
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......   (18,575,479)  (12,260,450)   (8,845,304)  (5,421,468)   (19,173,235)  (12,066,330)
   Annuity Benefit Payments ..............          (494)         (573)           --           --         (1,727)       (1,353)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................    (4,924,313)    2,233,394       588,308    4,567,304    (83,238,921)  106,564,096
   Contract Charges ......................       (32,482)      (33,142)      (10,598)     (10,663)       (20,073)      (19,289)
   Return Of Capital To VALIC ............            --            --            --           --             --            --
   Capital Contributed by VALIC ..........            --            --            --           --             --            --
                                            ------------  ------------  ------------  -----------   ------------  ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................     2,627,182    19,559,062       992,951    8,337,012    (86,378,617)  112,389,759
                                            ------------  ------------  ------------  -----------   ------------  ------------
Total Increase (Decrease) In Net Assets ..   (38,589,708)   27,321,650   (10,907,975)  11,113,507    (95,362,447)  117,335,249
NET ASSETS:
Beginning Of Period ......................   149,805,257   122,483,607    56,854,673   45,741,166    204,216,750    86,881,501
                                            ------------  ------------  ------------  -----------   ------------  ------------
End Of Period ............................  $111,215,549  $149,805,257  $ 45,946,698  $56,854,673   $108,854,303  $204,216,750
                                            ============  ============  ============  ===========   ============  ============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               AIG RETIREMENT CO. II       AIG RETIREMENT CO. II
                                                  STRATEGIC BOND              HIGH YIELD BOND                  ARIEL
                                                       FUND                        FUND                         FUND
                                                    DIVISION 59                 DIVISION 60                 DIVISION 68
                                            -------------------------  ---------------------------  ---------------------------
                                               FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                2008          2007          2008          2007           2008          2007
                                            ------------  ------------  ------------  ------------  -------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $ 21,772,827  $ 11,632,894  $ 14,732,238  $  9,379,496  $      91,668  $ (3,444,485)
   Net Realized Gains (Losses) From
      Securities Transactions ............    (2,883,290)    4,156,164    (5,758,514)    2,626,397    (22,109,132)   68,914,860
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (67,698,085)   (6,475,332)  (72,687,182)  (12,332,359)  (181,278,964)  (75,631,189)
                                            ------------  ------------  ------------  ------------  -------------  ------------
Increase (Decrease) In Net Assets From
   Operations ............................   (48,808,548)    9,313,726   (63,713,458)     (326,466)  (203,296,428)  (10,160,814)
                                            ------------  ------------  ------------  ------------  -------------  ------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................    42,773,416    55,015,432    19,082,749    26,041,719     41,938,777    60,921,206
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......   (34,120,333)  (21,169,760)  (19,709,851)  (15,127,286)   (37,814,137)  (55,007,587)
   Annuity Benefit Payments ..............       (62,076)       (1,071)         (360)         (331)       (36,366)      (48,104)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................   (13,722,534)   45,932,483     2,925,736    61,914,256    (54,631,253)  (60,053,093)
   Contract Charges ......................       (43,951)      (43,545)      (35,074)      (35,676)       (94,460)     (118,280)
   Return Of Capital To VALIC ............            --            --            --            --             --            --
   Capital Contributed by VALIC ..........            --            --            --            --             --            --
                                            ------------  ------------  ------------  ------------  -------------  ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................    (5,175,478)   79,733,539     2,263,200    72,792,682    (50,637,439)  (54,305,858)
                                            ------------  ------------  ------------  ------------  -------------  ------------
Total Increase (Decrease) In Net Assets ..   (53,984,026)   89,047,265   (61,450,258)   72,466,216   (253,933,867)  (64,466,672)
NET ASSETS:
Beginning Of Period ......................   316,500,476   227,453,211   195,606,599   123,140,383    456,623,985   521,090,657
                                            ------------  ------------  ------------  ------------  -------------  ------------
End Of Period ............................  $262,516,450  $316,500,476  $134,156,341  $195,606,599  $ 202,690,118  $456,623,985
                                            ============  ============  ============  ============  =============  ============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                       ARIEL                     LOU HOLLAND             AIG RETIREMENT CO. I
                                                    APPRECIATION                   GROWTH                  BLUE CHIP GROWTH
                                                        FUND                        FUND                        FUND
                                                    DIVISION 69                  DIVISION 70                 DIVISION 72
                                            ---------------------------  ---------------------------  --------------------------
                                                FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                 2008          2007          2008          2007           2008          2007
                                            -------------  ------------  ------------  ------------  -------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $  (1,008,888) $ (1,852,315) $   (356,025) $  (431,198)  $  (2,273,046) $   (806,209)
   Net Realized Gains (Losses) From
      Securities Transactions ............     14,200,637    55,011,533      (585,064)   3,042,811         485,643     6,018,450
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (134,844,115)  (58,781,127)  (15,858,324)   1,555,715    (157,009,751)    6,943,383
                                            -------------  ------------  ------------  -----------   -------------  ------------
Increase (Decrease) In Net Assets From
   Operations ............................   (121,652,366)   (5,621,909)  (16,799,413)   4,167,328    (158,797,154)   12,155,624
                                            -------------  ------------  ------------  -----------   -------------  ------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................     25,995,264    37,725,510     3,517,295    4,715,831      49,474,239    18,661,691
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......    (27,291,797)  (41,535,160)   (4,377,734)  (3,606,836)    (27,687,587)  (11,416,195)
   Annuity Benefit Payments ..............        (47,626)      (62,422)       (1,421)      (1,703)         (2,614)       (3,210)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................    (39,821,451)  (53,742,629)   (1,822,170)  (8,373,668)    265,952,923    31,167,089
   Contract Charges ......................        (73,980)      (94,309)       (4,225)      (5,129)        (75,218)      (17,331)
   Return Of Capital To VALIC ............             --            --            --           --              --            --
   Capital Contributed by VALIC ..........             --            --            --           --              --            --
                                            -------------  ------------  ------------  -----------   -------------  ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................    (41,239,590)  (57,709,010)   (2,688,255)  (7,271,505)    287,661,743    38,392,044
                                            -------------  ------------  ------------  -----------   -------------  ------------
Total Increase (Decrease) In Net Assets ..   (162,891,956)  (63,330,919)  (19,487,668)  (3,104,177)    128,864,589    50,547,668
NET ASSETS:
Beginning Of Period ......................    325,746,635   389,077,554    49,460,282   52,564,459     140,092,174    89,544,506
                                            -------------  ------------  ------------  -----------   -------------  ------------
End Of Period ............................  $ 162,854,679  $325,746,635  $ 29,972,614  $49,460,282   $ 268,956,763  $140,092,174
                                            =============  ============  ============  ===========   =============  ============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               AIG RETIREMENT CO. I         AIG RETIREMENT CO. I         AIG RETIREMENT CO. I
                                                  HEALTH SCIENCES                  VALUE               BROAD CAP VALUE INCOME
                                                       FUND                         FUND                        FUND
                                                    DIVISION 73                  DIVISION 74                 DIVISION 75
                                            --------------------------  ---------------------------  --------------------------
                                               FOR THE       FOR THE       FOR THE        FOR THE       FOR THE       FOR THE
                                             YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                2008          2007           2008          2007          2008          2007
                                            ------------  ------------  -------------  ------------  ------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $ (1,742,848) $ (1,859,413) $     232,990  $  (476,080)  $    299,839  $   200,894
   Net Realized Gains (Losses) From
      Securities Transactions ............    16,313,757    27,088,099    (14,477,812)   7,562,037       (506,700)   2,040,608
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (78,163,379)    3,955,725    (88,494,742)  (5,044,755)    (9,369,904)  (1,981,073)
                                            ------------  ------------  -------------  -----------   ------------  -----------
Increase (Decrease) In Net Assets From
   Operations ............................   (63,592,470)   29,184,411   (102,739,564)   2,041,202     (9,576,765)     260,429
                                            ------------  ------------  -------------  -----------   ------------  -----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................    19,172,157    20,970,204     37,040,894   16,227,353      2,244,288    3,217,804
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......   (17,805,928)  (17,421,623)   (16,120,036)  (6,549,704)    (2,349,884)  (2,564,881)
   Annuity Benefit Payments ..............        (5,396)       (6,158)            (3)          --             --           --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................    (2,761,413)  (11,467,891)   134,889,912    7,288,913     (2,367,535)    (411,484)
   Contract Charges ......................       (40,409)      (44,568)       (21,044)     (18,500)        (4,848)      (5,993)
   Return Of Capital To VALIC ............            --            --             --           --             --           --
   Capital Contributed by VALIC ..........            --            --             --           --             --           --
                                            ------------  ------------  -------------  -----------   ------------  -----------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................    (1,440,989)   (7,970,036)   155,789,723   16,948,062     (2,477,979)     235,446
                                            ------------  ------------  -------------  -----------   ------------  -----------
Total Increase (Decrease) In Net Assets ..   (65,033,459)   21,214,375     53,050,159   18,989,264    (12,054,744)     495,875
NET ASSETS:
Beginning Of Period ......................   207,344,020   186,129,645     97,179,954   78,190,690     29,131,522   28,635,647
                                            ------------  ------------  -------------  -----------   ------------  -----------
End Of Period ............................  $142,310,561  $207,344,020  $ 150,230,113  $97,179,954   $ 17,076,778  $29,131,522
                                            ============  ============  =============  ===========   ============  ===========

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                AIG RETIREMENT CO. I        AIG RETIREMENT CO. I         AIG RETIREMENT CO. I
                                                  LARGE CAP CORE            INFLATION PROTECTED                 GROWTH
                                                       FUND                        FUND                          FUND
                                                    DIVISION 76                 DIVISION 77                   DIVISION 78
                                            --------------------------  --------------------------  ------------------------------
                                               FOR THE       FOR THE       FOR THE       FOR THE       FOR THE          FOR THE
                                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                2008          2007          2008          2007           2008            2007
                                            ------------  ------------  ------------  ------------  --------------  --------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $   (184,603) $   (334,176) $  5,218,093  $   551,117   $   (7,668,133) $   (9,744,385)
   Net Realized Gains (Losses) From
      Securities Transactions ............     3,898,517     9,962,791    (2,395,552)    (131,071)       2,791,228      23,460,133
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (36,061,571)   (3,093,566)  (16,893,128)     707,380     (386,408,692)    169,917,484
                                            ------------  ------------  ------------  -----------   --------------  --------------
Increase (Decrease) In Net Assets From
   Operations ............................   (32,347,657)    6,535,049   (14,070,587)   1,127,426     (391,285,597)    183,633,232
                                            ------------  ------------  ------------  -----------   --------------  --------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................    11,727,092    14,868,784    14,220,789    1,538,943       58,394,748      74,346,157
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......    (7,389,534)   (6,569,476)  (11,884,832)  (1,188,253)     (93,040,852)   (122,704,008)
   Annuity Benefit Payments ..............            --            --        (4,114)          --          (25,907)        (22,177)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................    57,647,815   (50,881,878)  143,197,159    1,165,819      (63,408,404)   (153,475,180)
   Contract Charges ......................       (63,333)      (80,939)      (15,653)      (2,128)        (276,636)       (327,390)
   Return Of Capital To VALIC ............            --            --            --           --               --              --
   Capital Contributed by VALIC ..........            --            --            --           --               --              --
                                            ------------  ------------  ------------  -----------   --------------  --------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................    61,922,040   (42,663,509)  145,513,349    1,514,381      (98,357,051)   (202,182,598)
                                            ------------  ------------  ------------  -----------   --------------  --------------
Total Increase (Decrease) In Net Assets ..    29,574,383   (36,128,460)  131,442,762    2,641,807     (489,642,648)    (18,549,366)
NET ASSETS:
Beginning Of Period ......................    65,332,446   101,460,906    18,803,944   16,162,137    1,043,598,536   1,062,147,902
                                            ------------  ------------  ------------  -----------   --------------  --------------
End Of Period ............................  $ 94,906,829  $ 65,332,446  $150,246,706  $18,803,944   $  553,955,888  $1,043,598,536
                                            ============  ============  ============  ===========   ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                AIG RETIREMENT CO. I           AIG SUNAMERICA              AIG SUNAMERICA
                                             LARGE CAPITAL GROWTH FUND       2010 HIGH WATERMARK        2015 HIGH WATERMARK
                                                        FUND                        FUND                        FUND
                                                     DIVISION 79                DIVISION 80(2)               DIVISION (81)
                                            ---------------------------  --------------------------  --------------------------
                                                                            FOR THE
                                                                            PERIOD
                                               FOR THE        FOR THE     JANUARY 1,      FOR THE      FOR THE        FOR THE
                                              YEAR ENDED    YEAR ENDED      2008 TO     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             DECEMBER 31,  DECEMBER 31,    APRIL 21,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2008          2007          2008          2007          2008          2007
                                            -------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $  (3,209,760) $ (4,290,207) $   (102,566) $   535,576   $   213,118   $   570,977
   Net Realized Gains (Losses) From
      Securities Transactions ............     11,006,918    19,465,903       (92,649)     670,127      (638,150)    1,737,445
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (217,248,242)   59,689,865       625,248       14,693    (1,205,095)   (1,117,528)
                                            -------------  ------------  ------------  -----------   -----------   -----------
Increase (Decrease) In Net Assets From
   Operations ............................   (209,451,084)   74,865,561       430,033    1,220,396    (1,630,127)    1,190,894
                                            -------------  ------------  ------------  -----------   -----------   -----------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................     29,827,999    36,841,336       593,608    3,072,631     3,098,704     3,237,285
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......    (51,645,778)  (61,263,225)   (1,170,087)  (2,998,148)   (2,804,439)   (2,626,055)
   Annuity Benefit Payments ..............         (6,573)       (8,123)           --           --            --            --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................    (33,248,091)  (59,070,677)  (26,757,122)  (1,883,753)    3,338,974      (364,832)
   Contract Charges ......................       (153,355)     (180,681)       (1,347)      (6,497)       (5,655)       (5,655)
   Return Of Capital To VALIC ............             --            --            --           --            --            --
   Capital Contributed by VALIC ..........             --            --            --           --            --            --
                                            -------------  ------------  ------------  -----------   -----------   -----------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................    (55,225,798)  (83,681,370)  (27,334,948)  (1,815,767)    3,627,584       240,743
                                            -------------  ------------  ------------  -----------   -----------   -----------
Total Increase (Decrease) In Net Assets ..   (264,676,882)   (8,815,809)  (26,904,915)    (595,371)    1,997,457     1,431,637
NET ASSETS:
Beginning Of Period ......................    575,391,526   584,207,335    26,904,915   27,500,286    27,107,273    25,675,636
                                            -------------  ------------  ------------  -----------   -----------   -----------
End Of Period ............................  $ 310,714,644  $575,391,526  $         --  $26,904,915   $29,104,730   $27,107,273
                                            =============  ============  ============  ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                  AIG SUNAMERICA             AIG RETIREMENT CO. I        AIG RETIREMENT CO. I
                                                2020 HIGH WATERMARK       MID CAP STRATEGIC GROWTH     SMALL CAP SPECIAL VALUES
                                                       FUND                         FUND                         FUND
                                                    DIVISION 82                 DIVISION 83                  DIVISION 84
                                            --------------------------  ---------------------------  ---------------------------
                                               FOR THE       FOR THE        FOR THE       FOR THE        FOR THE      FOR THE
                                             YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                2008          2007           2008          2007           2008          2007
                                            ------------  ------------  -------------  ------------  -------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........   $   122,877   $   309,169  $  (2,844,475) $ (3,235,212) $     295,558  $ (1,043,452)
   Net Realized Gains (Losses) From
      Securities Transactions ............      (530,196)      960,547     28,261,811    16,736,599     (8,208,251)   23,164,078
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...    (1,982,778)     (751,151)  (205,033,930)   68,795,889    (82,977,682)  (57,016,573)
                                             -----------   -----------  -------------  ------------  -------------  ------------
Increase (Decrease) In Net Assets From
   Operations ............................    (2,390,097)      518,565   (179,616,594)   82,297,276    (90,890,375)  (34,895,947)
                                             -----------   -----------  -------------  ------------  -------------  ------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................     1,772,953     2,261,179     26,370,217    26,790,383     26,327,587    41,690,636
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......      (666,118)     (677,864)   (30,404,462)  (34,250,946)   (24,081,270)  (36,466,006)
   Annuity Benefit Payments ..............            --            --         (7,266)       (7,485)       (19,273)      (29,031)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................       231,462        64,629    (28,718,225)   10,855,493    (41,653,749)  (66,186,552)
   Contract Charges ......................        (3,983)       (3,958)       (92,442)     (103,808)       (48,531)      (63,499)
   Return Of Capital To VALIC ............            --            --             --            --             --            --
   Capital Contributed by VALIC ..........            --            --             --            --             --            --
                                             -----------   -----------  -------------  ------------  -------------  ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................     1,334,314     1,643,986    (32,852,178)    3,283,637    (39,475,236)  (61,054,452)
                                             -----------   -----------  -------------  ------------  -------------  ------------
Total Increase (Decrease) In Net Assets ..    (1,055,783)    2,162,551   (212,468,772)   85,580,913   (130,365,611)  (95,950,399)
NET ASSETS:
Beginning Of Period ......................    12,933,060    10,770,509    393,802,939   308,222,026    282,125,663   378,076,062
                                             -----------   -----------  -------------  ------------  -------------  ------------
End Of Period ............................   $11,877,277   $12,933,060  $ 181,334,167  $393,802,939  $ 151,760,052  $282,125,663
                                             ===========   ===========  =============  ============  =============  ============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               AIG RETIREMENT CO. I        AIG RETIREMENT CO. I         AIG RETIREMENT CO. I
                                                     SMALL MID             SMALL CAP AGGRESSIVE            GLOBAL EQUITY
                                                    GROWTH FUND                GROWTH FUND                      FUND
                                                    DIVISION 85                 DIVISION 86                 DIVISION 87
                                            --------------------------  --------------------------  ---------------------------
                                              FOR THE       FOR THE        FOR THE      FOR THE         FOR THE      FOR THE
                                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                2008          2007          2008          2007           2008          2007
                                            ------------  ------------  ------------  ------------  -------------  ------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $   (884,461) $ (1,455,114) $   (522,292)  $  (543,790) $     807,804  $  3,505,325
   Net Realized Gains (Losses) From
      Securities Transactions ............      (960,788)    2,156,595     3,461,201     1,228,669     12,432,997    35,707,235
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (47,119,796)   (4,922,708)  (30,548,051)    5,042,616   (205,267,739)   (5,804,988)
                                            ------------  ------------  ------------   -----------  -------------  ------------
Increase (Decrease) In Net Assets From
   Operations ............................   (48,965,045)   (4,221,227)  (27,609,142)    5,727,495   (192,026,938)   33,407,572
                                            ------------  ------------  ------------   -----------  -------------  ------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................    12,000,867    17,313,288     7,701,446     6,891,948     26,452,946    32,482,020
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......   (11,757,468)  (15,462,865)   (5,704,408)   (4,940,122)   (39,942,775)  (45,173,662)
   Annuity Benefit Payments ..............          (429)         (581)       (1,555)         (294)        (8,511)      (10,108)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................   (12,145,076)  (34,543,310)   (6,795,433)   13,087,897    (30,497,388)   (8,011,960)
   Contract Charges ......................       (27,076)      (33,990)      (12,453)      (12,043)       (95,946)     (110,212)
   Return Of Capital To VALIC ............            --            --            --            --             --            --
   Capital Contributed by VALIC ..........            --            --            --            --             --            --
                                            ------------  ------------  ------------   -----------  -------------  ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................   (11,929,182)  (32,727,458)   (4,812,403)   15,027,386    (44,091,674)  (20,823,922)
                                            ------------  ------------  ------------   -----------  -------------  ------------
Total Increase (Decrease) In Net Assets ..   (60,894,227)  (36,948,685)  (32,421,545)   20,754,881   (236,118,612)   12,583,650
NET ASSETS:
Beginning Of Period ......................   130,788,741   167,737,426    70,343,482    49,588,601    444,512,684   431,929,034
                                            ------------  ------------  ------------   -----------  -------------  ------------
End Of Period ............................  $ 69,894,514  $130,788,741  $ 37,921,937   $70,343,482  $ 208,394,072  $444,512,684
                                            ============  ============  ============   ===========  =============  ============

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                AIG RETIREMENT CO. I          AIG RETIREMENT CO. I       AIG RETIREMENT CO. I
                                                  GLOBAL STRATEGY                FOREIGN VALUE               REAL ESTATE
                                                        FUND                          FUND                       FUND
                                                    DIVISION 88                    DIVISION 89             DIVISION 101/(1)/
                                            ---------------------------  ------------------------------  --------------------
                                                FOR THE      FOR THE         FOR THE       FOR THE           FOR THE PERIOD
                                              YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED         MARCH 7, 2008
                                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,       TO DECEMBER 31,
                                                 2008          2007           2008           2007                 2008
                                            -------------  ------------  --------------  --------------  --------------------
OPERATIONS:
   Net Investment Income (Loss) ..........  $  21,460,688  $  2,435,864  $   20,236,957  $     (634,887)      $  2,405,855
   Net Realized Gains (Losses) From
      Securities Transactions ............     11,494,071    17,228,120      63,172,595      47,485,028         (1,902,634)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period ...   (141,703,510)   21,538,202    (542,195,426)     48,139,096        (22,649,276)
                                            -------------  ------------  --------------  --------------       ------------
Increase (Decrease) In Net Assets From
   Operations ............................   (108,748,751)   41,202,186    (458,785,874)     94,989,237        (22,146,055)
                                            -------------  ------------  --------------  --------------       ------------
PRINCIPAL TRANSACTIONS:
   Purchase Payments .....................     36,458,445    42,147,036      86,454,648     110,351,896          7,335,362
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals .......    (44,577,856)  (43,899,859)    (88,533,196)    (95,292,018)        (2,432,772)
   Annuity Benefit Payments ..............        (76,598)      (64,167)        (10,532)        (10,141)                --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net .......................    (21,700,668)   25,449,325    (107,361,070)    180,041,285        203,071,126
   Contract Charges ......................        (77,243)      (85,564)       (183,443)       (201,509)           (15,767)
   Return Of Capital To VALIC ............             --            --              --              --                 --
   Capital Contributed by VALIC ..........             --            --              --              --         10,000,000
                                            -------------  ------------  --------------  --------------       ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions .......................    (29,973,920)   23,546,771    (109,633,593)    194,889,513        217,957,949
                                            -------------  ------------  --------------  --------------       ------------
Total Increase (Decrease) In Net Assets ..   (138,722,671)   64,748,957    (568,419,467)    289,878,750        195,811,894
NET ASSETS:
Beginning Of Period ......................    508,571,238   443,822,281   1,135,735,375     845,856,625                 --
                                            -------------  ------------  --------------  --------------       ------------
End Of Period ............................  $ 369,848,567  $508,571,238  $  567,315,908  $1,135,735,375       $195,811,894
                                            =============  ============  ==============  ==============       ============

/(1)/ Funds commenced operations on March 7, 2008.

/(2)/ Fund closed April 21, 2008.

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account includes the following variable annuity products: Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and Potentia.

The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

VALIC serves as the investment adviser to the AIG Retirement Co. I and II Series. VALIC also serves as the transfer agent and accounting services agent to the AIG Retirement Co. I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corporation ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

Effective October 1, 2007 the AIG Retirement Co. I Social Awareness fund changed its name to the AIG Retirement Co. I Global Social Awareness Fund. Effective December 10, 2007, the AIG Retirement Co. I VALIC Ultra Fund changed its name to the AIG Retirement Co. I Growth Fund. Effective March 7, 2008, the AIG Retirement Co. I Real Estate Fund commenced operations. The AIG SunAmerica 2010 High Watermark Fund was closed effective April 21, 2008.

The Separate Account is comprised of sixty five sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.  ORGANIZATION (CONTINUED)

AIG RETIREMENT CO. I FUNDS

Capital Conservation Fund (Division 1 and 7)                  Nasdaq-100(R) Index Fund (Division 46)
Money Market I Fund (Division 2 and 6)                        Blue Chip Growth Fund (Division 72)
Mid Cap Index Fund (Division 4)                               Health Sciences Fund (Division 73)
Asset Allocation Fund (Division 5)                            Value Fund (Division 74)
Government Securities Fund (Division 8)                       Broad Cap Value Income Fund (Division 75)
Stock Index Fund (Divisions 10A, B, C, and D)                 Large Cap Core Fund (Division 76)
International Equities Fund (Division 11)                     Inflation Protected Fund (Division 77)
Global Social Awareness Fund (Division 12)                    Growth Fund (Division 78)
International Government Bond Fund (Division 13)              Large Capital Growth Fund (Division 79)
Small Cap Index Fund (Division 14)                            Mid Cap Strategic Growth Fund (Division 83)
Core Equity Fund (Division 15)                                Small Cap Special Values Fund (Division 84)
Growth & Income Fund (Division 16)                            Small Mid Growth Fund (Division 85)
Science & Technology Fund (Division 17)                       Small Cap Aggressive Growth Fund (Division 86)
Small Cap Fund (Division 18)                                  Global Equity Fund (Division 87)
International Growth I Fund (Division 20)                     Global Strategy Fund (Division 88)
Core Value Fund (Division 21)                                 Foreign Value Fund (Division 89)
                                                              Real Estate Fund (Division 101)

AIG RETIREMENT CO. II FUNDS

International Small Cap Equity Fund (Division 33)             Money Market II Fund (Division 44)
Small Cap Growth Fund (Division 35)                           Aggressive Growth Lifestyle Fund (Division 48)
Small Cap Value Fund (Division 36)                            Moderate Growth Lifestyle Fund (Division 49)
Mid Cap Growth Fund (Division 37)                             Conservative Growth Lifestyle Fund (Division 50)
Mid Cap Value Fund (Division 38)                              Core Bond Fund (Division 58)
Capital Appreciation Fund (Division 39)                       Strategic Bond Fund (Division 59)
Large Cap Value Fund (Division 40)                            High Yield Bond Fund (Division 60)
Socially Responsible Fund (Division 41)

OTHER FUNDS

Vanguard Long-Term Investment-Grade Fund (Division 22)        Ariel Fund (Division 68)
Vanguard Long-Term Treasury Fund (Division 23)                Ariel Appreciation Fund (Division 69)
Vanguard Windsor II Fund (Division 24)                        Lou Holland Growth Fund (Division 70)
Vanguard Wellington Fund (Division 25)                        SunAmerica 2015 High Watermark Fund (Division 81)
Vanguard LifeStrategy Growth Fund (Division 52)               SunAmerica 2020 High Watermark Fund (Division 82)
Vanguard LifeStrategy Moderate Growth Fund (Division 53)
Vanguard LifeStrategy Conservative Growth Fund (Division 54)

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the sixty five divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principals general accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

INVESTMENT VALUATION: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

RESERVES FOR ANNUITY CONTRACTS ON BENEFIT: Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments. Reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. VALIC received a net mortality transfer from the Separate Account of $393,257 and $311,101 for the years ended December 31, 2008 and 2007, respectively.

ACCUMULATION UNITS: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

FEDERAL INCOME TAXES: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. FAIR VALUE MEASUREMENTS

Beginning January 1, 2008, The Separate Account adopted FAS 157. The assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. FAIR VALUE MEASUREMENTS (CONTINUED)

Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund and derivative contracts.

Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

4. CHARGES AND DEDUCTIONS

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

MORTALITY AND EXPENSE RISK CHARGE: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the Statement of Operations.

DIVISIONS                                RISK CHARGES
---------                                ---------------------------------------
10B                                      0.85% on the first $10 million
                                         0.425% on the next $90 million
                                         0.21% on the excess over $100 million

1, 2, 4 through 8, 10A, 10C, 10D, 11     0.60% - 1.00%
through 18, 20, 21, 30, 33, 35 through
41, 44 through 46, 48 through 50, 58
through 60, 72 through 101

19, 22 through 28, 31, 32, 47, 52        0.85% - 1.25%
through 57, 61 through 71

Potentia Product                         0.95% - 1.45%
4, 6, 10C, 12, 14, 16, 17, 26 through
28, 31, 35, 39, 47 through 50, 58, 59,
78, 79, 83, 87

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS (CONTINUED)

Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

DIVISIONS                                EXPENSE LIMITATIONS
---------                                ---------------------------------------
10A ...................................  1.4157% on the first $359,065,787
                                         1.36% on the next $40,934,213
                                         1.32% on the excess over $400 million

10B ...................................  0.6966% on the first $25,434,267
                                         0.50% on the first $74,565,733
                                         0.25% on the excess over $100 million

SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements are included on the reimbursement of expenses line of the statement of operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

DIVISIONS                                EXPENSE REDUCTION
---------                                ---------------------------------------
22, 23, 26 through 28, 32, 33, 35 .....  0.25%
   through 41, 44, 47 through 50, 55
   through 71
31 ....................................  0.21%

ACCOUNT MAINTENANCE CHARGE: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B, contracts within division 10D are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $5,434,575 and $5,925,103 for the years ended December 31, 2008 and 2007, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

SURRENDER CHARGE: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $6,485,093 and $6,795,722 for the years ended December 31, 2008 and 2007, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $9,472 and $287 for the year ended December 31, 2008, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $12,231 and $512 for the year ended December 31, 2007, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the purchase payments line of the Statement of Changes in Net Assets.

PREMIUM TAX CHARGE: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS (CONTINUED)

GUARANTEED MINIMUM WITHDRAWAL CHARGE: An optional annualized fee percentage of 0.65% for a guaranteed minimum withdrawal benefit ("GMWB") charge may be assessed on certain contracts based on eligible purchase payments made into the contract (called the "Benefit Base"). The fee is deducted quarterly and is calculated as a percentage of the Benefit Base on the date the fee is deducted. The GMWB charges for all divisions in the Separate Account totaled $5,292,677 and $2,601,420 for the years ended December 31, 2008 and 2007, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

OTHER MATTERS RELATED TO SEPARATE ACCOUNT CHARGES: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 75, 77 and 101 and are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2008 consist of the following:

                                                                               COST OF       PROCEEDS FROM
                   UNDERLYING FUND                             DIVISION    SHARES ACQUIRED    SHARES SOLD
-----------------------------------------------------------  ------------  ---------------  --------------
AIG Retirement Co. I Capital Conservation Fund ............     1 & 7        $ 26,899,152   $   78,623,031
AIG Retirement Co. I Money Market I Fund .................      2 & 6         272,839,085      219,163,029
AIG Retirement Co. I Mid Cap Index Fund ..................        4           423,546,333      585,651,384
AIG Retirement Co. I Asset Allocation Fund ...............        5            26,199,914       36,149,209
AIG Retirement Co. I Government Securities Fund ..........        8            88,973,598       39,481,030
AIG Retirement Co. I Stock Index Fund ....................   10A, B, C, D     685,335,265    1,047,576,829
AIG Retirement Co. I International Equities Fund .........        11          372,056,530      153,887,672
AIG Retirement Co. I Global Social Awareness Fund ........        12          234,525,045      119,491,325
AIG Retirement Co. I International Government Bond Fund ..        13           87,299,392       58,795,797
AIG Retirement Co. I Small Cap Index Fund ................        14          189,287,731      261,819,928
AIG Retirement Co. I Core Equity Fund ....................        15           18,269,634       60,086,214
AIG Retirement Co. I Growth & Income Fund ................        16           20,125,371       23,974,268
AIG Retirement Co. I Science & Technology Fund ...........        17           60,167,753      147,650,244
AIG Retirement Co. I Small Cap Fund ......................        18           37,161,164       73,249,532
AIG Retirement Co. I International Growth I Fund .........        20          136,226,797      110,253,631
AIG Retirement Co. I Income & Growth Fund ................        21           22,661,171       41,464,429
Vanguard LT Investment-Grade Fund ........................        22           33,315,759       49,838,776
Vanguard LT Treasury Fund ................................        23          196,217,897       89,275,653
Vanguard Windsor II Fund .................................        24          328,019,650      258,161,515
Vanguard Wellington Fund .................................        25          281,776,318      283,300,590
AIG Retirement Co. II International Small Cap Equity Fund.        33          221,060,796      102,450,735
AIG Retirement Co. II Small Cap Growth Fund ..............        35            9,502,332        8,494,343
AIG Retirement Co. II Small Cap Value Fund ...............        36          150,089,208       59,119,614
AIG Retirement Co. II Mid Cap Growth Fund ................        37          164,290,056       27,222,348
AIG Retirement Co. II Mid Cap Value Fund .................        38          295,477,655      113,514,959
AIG Retirement Co. II Capital Appreciation Fund ..........        39           18,496,492       10,220,247
AIG Retirement Co. II Large Cap Value Fund ...............        40           49,327,364      152,575,113
AIG Retirement Co. II Socially Responsible Fund ..........        41          170,912,283      215,378,683
AIG Retirement Co. II Money Market II Fund ...............        44          222,750,889      244,705,534
AIG Retirement Co. I Nasdaq-100(R) Index Fund ............        46           22,857,676       25,401,099
AIG Retirement Co. II Aggressive Growth Lifestyle Fund ...        48           52,316,435       20,334,860
AIG Retirement Co. II Moderate Growth Lifestyle Fund .....        49           59,305,918       29,241,239
AIG Retirement Co. II Conservative Growth Lifestyle Fund .        50           26,891,235       19,173,556
Vanguard LifeStrategy Growth Fund ........................        52           31,985,513       19,653,506
Vanguard LifeStrategy Moderate Growth Fund ...............        53           33,997,404       22,291,042
Vanguard LifeStrategy Conservative Growth Fund ...........        54           20,155,781       15,596,009
AIG Retirement Co. II Core Bond Fund .....................        58           47,560,540      125,716,051
AIG Retirement Co. II Strategic Bond Fund ................        59           79,557,461       61,066,748
AIG Retirement Co. II High Yield Bond Fund ...............        60           58,989,968       40,905,572
Ariel Fund ...............................................        68           49,624,155       94,272,173

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                               COST OF       PROCEEDS FROM
                   UNDERLYING FUND                             DIVISION    SHARES ACQUIRED    SHARES SOLD
-----------------------------------------------------------  ------------  ---------------  --------------
Ariel Appreciation Fund ...................................       69          50,152,584       69,470,289
Lou Holland Growth Fund ...................................       70           7,574,586       10,537,944
AIG Retirement Co. I Blue Chip Growth Fund ................       72         318,951,315       31,678,130
AIG Retirement Co. I Health Sciences Fund .................       73          50,545,112       36,723,495
AIG Retirement Co. I Value Fund ...........................       74         205,840,955       47,090,353
AIG Retirement Co. I Broad Cap Value Income Fund ..........       75           3,258,865        5,130,750
AIG Retirement Co. I Large Cap Core Fund ..................       76          91,902,330       24,549,266
AIG Retirement Co. I Inflation Protected Fund .............       77         190,511,993       39,731,310
AIG Retirement Co. I Growth Fund ..........................       78          66,376,732      155,953,081
AIG Retirement Co. I Large Capital Growth Fund ............       79          40,514,836       78,190,928
AIG SunAmerica 2010 High Watermark Fund (2) ...............       80           1,244,551       28,681,532
AIG SunAmerica 2015 High Watermark Fund ...................       81           9,873,773        6,031,762
AIG SunAmerica 2020 High Watermark Fund ...................       82           4,007,778        2,550,093
AIG Retirement Co. I Mid Cap Strategic Growth Fund ........       83          71,426,116       73,813,216
AIG Retirement Co. I Small Cap Special Values Fund ........       84          26,123,636       56,721,154
AIG Retirement Co. I Small Mid Growth Fund ................       85          12,416,910       19,792,932
AIG Retirement Co. I Small Cap Aggressive Growth Fund .....       86          17,587,272       17,510,293
AIG Retirement Co. I Global Equity Fund ...................       87          77,764,165       89,066,746
AIG Retirement Co. I Global Strategy Fund .................       88         100,998,100       98,743,531
AIG Retirement Co. I Foreign Value Fund ...................       89         203,063,713      217,786,494
AIG Retirement Co. I Real Estate Fund (1) .................      101         235,145,291       15,021,714

/(1)/ Funds commenced operations on March 7, 2008.

/(2)/ Fund closed April 21, 2008.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. I    AIG RETIREMENT CO. I    AIG RETIREMENT CO. I
                                                              CAPITAL CONSERVATION    CAPITAL CONSERVATION       MONEY MARKET I
                                                                      FUND                    FUND                    FUND
                                                                   DIVISION 1              DIVISION 7              DIVISION 2
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               4.9825394               2.7901772               3.0367522
Net Assets Attributable to Accumulation Units Outstanding .               2,447,782              90,377,466               1,343,978
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                  24,893               3,016,825                 204,846
Accumulation Units Redeemed ...............................                 (82,841)            (19,011,898)               (201,091)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                 (57,948)            (15,995,073)                  3,755
Beginning Accumulation Units Outstanding ..................                 549,321              48,373,403                 438,879
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................                 491,373              32,378,330                 442,634
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......                                      0.80%/(2)/
                                                                                     ----------------------
Accumulation Unit Value ...................................                                       2.9176149
Net Assets Attributable to Accumulation Units Outstanding .                                      17,886,731
                                                                                     ======================
Accumulation Units Issued .................................                                       2,468,000
Accumulation Units Redeemed ...............................                                      (7,249,400)
                                                                                     ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                                      (4,781,400)
Beginning Accumulation Units Outstanding ..................                                      10,912,202
                                                                                     ----------------------
Ending Accumulation Units Outstanding .....................                                       6,130,802
                                                                                     ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......                                      0.60%/(2)/
                                                                                     ----------------------
Accumulation Unit Value ...................................                                       3.0551951
Net Assets Attributable to Accumulation Units Outstanding .                                         994,336
                                                                                     ======================
Accumulation Units Issued .................................                                          98,528
Accumulation Units Redeemed ...............................                                        (195,920)
                                                                                     ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                                         (97,392)
Beginning Accumulation Units Outstanding ..................                                         422,902
                                                                                     ----------------------
Ending Accumulation Units Outstanding .....................                                         325,510
                                                                                     ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......                                      0.40%/(2)/
                                                                                     ----------------------
Accumulation Unit Value ...................................                                       0.9700389
Net Assets Attributable to Accumulation Units Outstanding .                                              --
                                                                                     ======================
Accumulation Units Issued .................................                                              --
Accumulation Units Redeemed ...............................                                              --
                                                                                     ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                                              --
Beginning Accumulation Units Outstanding ..................                                              --
                                                                                     ----------------------
Ending Accumulation Units Outstanding .....................                                              --
                                                                                     ======================

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. I    AIG RETIREMENT CO. I    AIG RETIREMENT CO. I
                                                                 MONEY MARKET I           MID CAP INDEX         ASSET ALLOCATION
                                                                      FUND                    FUND                    FUND
                                                                   DIVISION 6              DIVISION 4              DIVISION 5
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              1.45%/(1)/              1.45%/(1)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               1.0838901               0.9661774               4.0242971
Net Assets Attributable to Accumulation Units Outstanding .                 387,264                  58,233             102,998,249
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                 296,544                  27,028               2,255,125
Accumulation Units Redeemed ...............................                (386,021)                (25,061)             (6,293,337)
                                                             ----------------------  ----------------------  ----------------------

Increase (Decrease) in Accumulation Units Outstanding .....                 (89,477)                  1,967              (4,038,212)
Beginning Accumulation Units Outstanding ..................                 446,768                  58,305              29,632,439
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................                 357,291                  60,272              25,594,227
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/              0.80%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               2.1442401               6.7546069               4.2245438
Net Assets Attributable to Accumulation Units Outstanding .             384,131,708           1,269,213,766               9,417,031
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................              79,582,603              10,346,729                 882,644
Accumulation Units Redeemed ...............................             (65,358,846)            (39,884,321)             (1,030,669)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              14,223,757             (29,537,592)               (148,025)
Beginning Accumulation Units Outstanding ..................             164,860,982             217,428,913               2,377,154
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................             179,084,739             187,891,321               2,229,129
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.95%/(1)/              0.95%/(1)/              0.60%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               1.1029622               1.0948820               4.4443766
Net Assets Attributable to Accumulation Units Outstanding .                      --                      --                 191,442
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                      --                      --                  13,505
Accumulation Units Redeemed ...............................                      --                      --                 (21,444)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                      --                      --                  (7,939)
Beginning Accumulation Units Outstanding ..................                      --                      --                  51,018
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................                      --                      --                  43,079
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.80%/(2)/              0.80%/(2)/              0.40%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               2.2427272               7.1019222               0.7510000
Net Assets Attributable to Accumulation Units Outstanding .              94,144,521             265,419,941                      --
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................              29,304,971               5,812,979                      --
Accumulation Units Redeemed ...............................             (26,628,044)            (13,931,140)                     --
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....               2,676,927              (8,118,161)                     --
Beginning Accumulation Units Outstanding ..................              39,301,696              45,491,146                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................              41,978,623              37,372,985                      --
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.60%/(2)/              0.60%/(2)/
                                                             ----------------------  ----------------------
Accumulation Unit Value ...................................               2.3483935               7.4851673
Net Assets Attributable to Accumulation Units Outstanding .               7,867,286              10,364,823
                                                             ======================  ======================
Accumulation Units Issued .................................               3,794,391                 471,344
Accumulation Units Redeemed ...............................              (7,439,391)             (2,464,241)
                                                             ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              (3,645,000)             (1,992,897)
Beginning Accumulation Units Outstanding ..................               6,995,461               3,377,619
                                                             ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................               3,350,461               1,384,722
                                                             ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.40%/(2)/              0.40%/(2)/
                                                             ----------------------  ----------------------
Accumulation Unit Value ...................................               1.0243650               0.5950000
Net Assets Attributable to Accumulation Units Outstanding .              10,354,353              10,746,089
                                                             ======================  ======================
Accumulation Units Issued .................................              15,996,021              22,709,459
Accumulation Units Redeemed ...............................              (5,887,951)             (4,645,677)
                                                             ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              10,108,070              18,063,782
Beginning Accumulation Units Outstanding ..................                      --                      --
                                                             ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................              10,108,070              18,063,782
                                                             ======================  ======================

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. I    AIG RETIREMENT CO. I    AIG RETIREMENT CO. I
                                                              GOVERNMENT SECURITIES        STOCK INDEX             STOCK INDEX
                                                                      FUND                    FUND                    FUND
                                                                   DIVISION 8             DIVISION 10A            DIVISION 10B
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/            0.4335%/(3)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               3.2802052              17.0861247              29.0646412
Net Assets Attributable to Accumulation Units Outstanding .             133,368,346             106,303,613               9,962,020
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................              20,709,841                  80,867                   2,625
Accumulation Units Redeemed ...............................              (9,109,787)             (1,297,405)                (53,329)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              11,600,054              (1,216,538)                (50,704)
Beginning Accumulation Units Outstanding ..................              29,052,492               7,438,228                 393,539
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................              40,652,546               6,221,690                 342,835
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.80%/(2)/
                                                             ----------------------
Accumulation Unit Value ...................................               3.4300472
Net Assets Attributable to Accumulation Units Outstanding .              25,739,856
                                                             ======================
Accumulation Units Issued .................................               4,862,735
Accumulation Units Redeemed ...............................              (1,832,156)
                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....               3,030,579
Beginning Accumulation Units Outstanding ..................               4,473,833
                                                             ----------------------
Ending Accumulation Units Outstanding .....................               7,504,412
                                                             ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.60%/(2)/
                                                             ----------------------
Accumulation Unit Value ...................................               3.5917216
Net Assets Attributable to Accumulation Units Outstanding .               1,057,987
                                                             ======================
Accumulation Units Issued .................................                 434,032
Accumulation Units Redeemed ...............................                (310,932)
                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                 123,100
Beginning Accumulation Units Outstanding ..................                 171,495
                                                             ----------------------
Ending Accumulation Units Outstanding .....................                 294,595
                                                             ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.40%/(2)/
                                                             ----------------------
Accumulation Unit Value ...................................               1.1240000
Net Assets Attributable to Accumulation Units Outstanding .                      --
                                                             ======================
Accumulation Units Issued .................................                      --
Accumulation Units Redeemed ...............................                      --
                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                      --
Beginning Accumulation Units Outstanding ..................                      --
                                                             ----------------------
Ending Accumulation Units Outstanding .....................                      --
                                                             ======================

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                             AIG RETIREMENT CO. I   AIG RETIREMENT CO. I   AIG RETIREMENT CO. I
                                                                  STOCK INDEX           STOCK INDEX       INTERNATIONAL EQUITIES
                                                                     FUND                   FUND                   FUND
                                                                 DIVISION 10C            DIVISION 10D           DIVISION 11
                                                            ---------------------- ---------------------- ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             1.45%/(1)/ 1.00%/(2) (3) (4) (5)/ 1.00%/(2) (3) (4) (5)/
                                                            ---------------------- ---------------------- ----------------------
Accumulation Unit Value ...................................              0.6812779              6.4277585              1.2064195
Net Assets Attributable to Accumulation Units Outstanding .                 19,123             12,664,259            535,961,341
                                                            ====================== ====================== ======================
Accumulation Units Issued .................................                 25,813                 44,715             86,039,328
Accumulation Units Redeemed ...............................                (38,053)              (414,774)           (58,032,156)
                                                            ---------------------- ---------------------- ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                (12,240)              (370,059)            28,007,172
Beginning Accumulation Units Outstanding ..................                 40,310              2,340,545            414,999,326
                                                            ---------------------- ---------------------- ----------------------
Ending Accumulation Units Outstanding .....................                 28,070              1,970,486            443,006,498
                                                            ====================== ====================== ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ...... 1.00%/(2) (3) (4) (5)/                                    0.80%/(2)/
                                                            ----------------------                        ----------------------
Accumulation Unit Value ...................................              3.6268638                                     1.2533227
Net Assets Attributable to Accumulation Units Outstanding .          1,888,281,038                                   124,684,652
                                                            ======================                        ======================
Accumulation Units Issued .................................             17,920,985                                    44,680,951
Accumulation Units Redeemed ...............................           (138,905,353)                                  (19,421,400)
                                                            ----------------------                        ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....           (120,984,368)                                   25,259,551
Beginning Accumulation Units Outstanding ..................            641,546,116                                    74,223,737
                                                            ----------------------                        ----------------------
Ending Accumulation Units Outstanding .....................            520,561,748                                    99,483,288
                                                            ======================                        ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.95%/(1)/                                    0.60%/(2)/
                                                            ----------------------                        ----------------------
Accumulation Unit Value ...................................              0.9487592                                     1.3025974
Net Assets Attributable to Accumulation Units Outstanding .                     --                                     4,977,913
                                                            ======================                        ======================
Accumulation Units Issued .................................                     --                                     1,927,808
Accumulation Units Redeemed ...............................                     --                                    (1,480,965)
                                                            ----------------------                        ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                     --                                       446,843
Beginning Accumulation Units Outstanding ..................                     --                                     3,374,713
                                                            ----------------------                        ----------------------
Ending Accumulation Units Outstanding .....................                     --                                     3,821,556
                                                            ======================                        ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.80%/(2)/                                    0.40%/(2)/
                                                            ----------------------                        ----------------------
Accumulation Unit Value ...................................              3.7798180                                     0.5260000
Net Assets Attributable to Accumulation Units Outstanding .            354,387,104                                            --
                                                            ======================                        ======================
Accumulation Units Issued .................................             13,196,812                                            --
Accumulation Units Redeemed ...............................            (41,689,915)                                           --
                                                            ----------------------                        ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....            (28,493,103)                                           --
Beginning Accumulation Units Outstanding ..................            122,250,822                                            --
                                                            ----------------------                        ----------------------
Ending Accumulation Units Outstanding .....................             93,757,719                                            --
                                                            ======================                        ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.60%/(2)/
                                                            ----------------------
Accumulation Unit Value ...................................              3.9480970
Net Assets Attributable to Accumulation Units Outstanding .             18,202,424
                                                            ======================
Accumulation Units Issued .................................              1,040,025
Accumulation Units Redeemed ...............................            (13,243,841)
                                                            ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....            (12,203,816)
Beginning Accumulation Units Outstanding ..................             16,814,360
                                                            ----------------------
Ending Accumulation Units Outstanding .....................              4,610,544
                                                            ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.40%/(2)/
                                                            ----------------------
Accumulation Unit Value ...................................              0.5942986
Net Assets Attributable to Accumulation Units Outstanding .             36,729,967
                                                            ======================
Accumulation Units Issued .................................             79,316,287
Accumulation Units Redeemed ...............................            (17,512,390)
                                                            ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....             61,803,897
Beginning Accumulation Units Outstanding ..................                     --
                                                            ----------------------
Ending Accumulation Units Outstanding .....................             61,803,897
                                                            ======================

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. I     AIG RETIREMENT CO. I   AIG RETIREMENT CO. I
                                                                  GLOBAL SOCIAL       INT'L GOVERNMENT BOND      SMALL CAP INDEX
                                                                 AWARENESS FUND                FUND                   FUND
                                                                   DIVISION 12             DIVISION 13             DIVISION 14
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             1.45%/(1)/  1.00%/(2) (3) (4) (5)/              1.45%/(1)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              0.6472569               2.4565001               0.9330178
Net Assets Attributable to Accumulation Units Outstanding ..                      -             124,854,371                  21,832
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................                 22,687              20,316,398                   7,595
Accumulation Units Redeemed ................................                (23,236)            (16,188,307)                (13,594)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                   (549)              4,128,091                  (5,999)
Beginning Accumulation Units Outstanding ...................                    549              46,683,335                  29,398
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                      -              50,811,426                  23,399
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ....... 1.00%/(2) (3) (4) (5)/              0.80%/(2)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              2.6282103               2.5407205               2.4582390
Net Assets Attributable to Accumulation Units Outstanding ..            189,284,007              27,469,763             506,846,177
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................             11,780,643               7,019,954              17,532,069
Accumulation Units Redeemed ................................            (20,029,543)             (5,055,388)            (60,469,520)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......             (8,248,900)              1,964,566             (42,937,451)
Beginning Accumulation Units Outstanding ...................             79,161,938               8,847,496             248,987,688
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................             70,913,038              10,812,062             206,050,237
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......              0.95% (1)              0.60%/(2)/              0.95%/(1)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              0.8873518               2.6299943               1.0837514
Net Assets Attributable to Accumulation Units Outstanding ..                     --               4,070,854                      --
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................                     --               1,231,310                      --
Accumulation Units Redeemed ................................                     --                (633,395)                     --
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                     --                 597,915                      --
Beginning Accumulation Units Outstanding ...................                     --                 951,630                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                     --               1,549,545                      --
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.80%/(2)/              0.40%/(2)/              0.80%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              2.7263307               0.9930000               2.5382342
Net Assets Attributable to Accumulation Units Outstanding ..            107,751,542                  70,855             129,568,167
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................             31,155,118                  84,105              11,536,049
Accumulation Units Redeemed ................................            (11,361,984)                (12,772)             (9,733,037)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......             19,793,134                  71,333               1,803,012
Beginning Accumulation Units Outstanding ...................             19,729,895                       -              49,243,569
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................             39,523,029                  71,333              51,046,581
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.60%/(2)/                                      0.60%/(2)/
                                                             ----------------------                          ----------------------
Accumulation Unit Value ....................................              2.8334934                                       2.6244292
Net Assets Attributable to Accumulation Units Outstanding ..                     --                                       5,241,284
                                                             ======================                          ======================
Accumulation Units Issued ..................................              1,221,194                                         849,659
Accumulation Units Redeemed ................................             (1,191,209)                                     (3,269,865)
                                                             ----------------------                          ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                 29,985                                      (2,420,206)
Beginning Accumulation Units Outstanding ...................                976,365                                       4,417,329
                                                             ----------------------                          ----------------------
Ending Accumulation Units Outstanding ......................              1,006,350                                       1,997,123
                                                             ======================                          ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......              0.40%/(2/                                      0.40%/(2)/
                                                             ----------------------                          ----------------------
Accumulation Unit Value ....................................              0.5574126                                       0.6046120
Net Assets Attributable to Accumulation Units Outstanding ..                859,361                                       6,228,358
                                                             ======================                          ======================
Accumulation Units Issued ..................................              1,885,084                                      12,757,636
Accumulation Units Redeemed ................................               (343,388)                                     (2,456,222)
                                                             ----------------------                          ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......              1,541,696                                      10,301,414
Beginning Accumulation Units Outstanding ...................                     --                                              --
                                                             ----------------------                          ----------------------
Ending Accumulation Units Outstanding ......................              1,541,696                                      10,301,414
                                                             ======================                          ======================

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. I    AIG RETIREMENT CO. I    AIG RETIREMENT CO. I
                                                                   CORE EQUITY          GROWTH & INCOME       SCIENCE & TECHNOLOGY
                                                                      FUND                    FUND                    FUND
                                                                   DIVISION 15            DIVISION 16              DIVISION 17
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ....... 1.00%/(2) (3) (4) (5)/              1.45%/(1)/              1.45%/(1)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.5044997               0.6773879               0.3290869
Net Assets Attributable to Accumulation Units Outstanding ..            176,706,340                  37,748                   2,395
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................              3,742,896                  21,085                   1,148
Accumulation Units Redeemed ................................            (23,635,208)                (13,034)                (36,744)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......            (19,892,312)                  8,051                 (35,596)
Beginning Accumulation Units Outstanding ...................            137,228,625                  47,676                  42,874
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................            117,336,313                  55,727                   7,278
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.80%/(2)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.5473824               1.6560784               1.4379415
Net Assets Attributable to Accumulation Units Outstanding ..             32,403,338              62,364,073             370,055,091
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................              2,963,065               3,096,464               9,019,554
Accumulation Units Redeemed ................................             (6,041,683)             (8,435,150)            (43,851,501)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......             (3,078,618)             (5,338,686)            (34,831,947)
Beginning Accumulation Units Outstanding ...................             24,019,431              42,987,180             292,041,687
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................             20,940,813              37,648,494             257,209,740
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.60%/(2)/              0.95%/(1)/              0.95%/(1)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.5934989               0.9394649               0.8057396
Net Assets Attributable to Accumulation Units Outstanding ..              1,232,382                      --                      --
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................                 46,834                      --                      --
Accumulation Units Redeemed ................................               (613,310)                     --                      --
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......               (566,476)                     --                      --
Beginning Accumulation Units Outstanding ...................              1,339,870                      --                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                773,394                      --                      --
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.40%/(2)/              0.80%/(2)/              0.80%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              0.5970000               1.7033840               1.4786545
Net Assets Attributable to Accumulation Units Outstanding ..                488,413              10,488,963              81,580,213
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................              1,210,098               1,782,732               7,908,556
Accumulation Units Redeemed ................................               (392,301)             (1,953,890)            (12,300,593)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                817,797                (171,158)             (4,392,037)
Beginning Accumulation Units Outstanding ...................                     --               6,328,894              59,564,326
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                817,797               6,157,736              55,172,289
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......                                     0.60%/(2)/              0.60%/(2)/
                                                                                     ----------------------  ----------------------
Accumulation Unit Value ....................................                                      1.7541637               1.5227824
Net Assets Attributable to Accumulation Units Outstanding ..                                        495,270               3,698,945
                                                                                     ======================  ======================
Accumulation Units Issued ..................................                                         68,139                 900,268
Accumulation Units Redeemed ................................                                        (79,575)             (7,800,100)
                                                                                     ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                                        (11,436)             (6,899,832)
Beginning Accumulation Units Outstanding ...................                                        293,799               9,328,934
                                                                                     ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                                        282,363               2,429,102
                                                                                     ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......                                     0.40%/(2)/              0.40%/(2)/
                                                                                     ----------------------  ----------------------
Accumulation Unit Value ....................................                                      0.6003371               0.4973477
Net Assets Attributable to Accumulation Units Outstanding ..                                             --               8,175,777
                                                                                     ======================  ======================
Accumulation Units Issued ..................................                                             --              21,219,963
Accumulation Units Redeemed ................................                                             --              (4,781,209)
                                                                                     ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                                             --              16,438,754
Beginning Accumulation Units Outstanding ...................                                             --                      --
                                                                                     ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                                             --              16,438,754
                                                                                     ======================  ======================

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. I    AIG RETIREMENT CO. I    AIG RETIREMENT CO. I
                                                                    SMALL CAP        INTERNATIONAL GROWTH I        CORE VALUE
                                                                      FUND                    FUND                    FUND
                                                                   DIVISION 18            DIVISION 20             DIVISION 21
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.7415352               1.5189580               1.1997197
Net Assets Attributable to Accumulation Units Outstanding ..            205,343,013             286,274,305              83,093,337
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................              5,174,876              28,030,549               3,478,745
Accumulation Units Redeemed ................................            (25,507,148)            (37,808,176)            (15,101,694)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......            (20,332,272)             (9,777,627)            (11,622,949)
Beginning Accumulation Units Outstanding ...................            138,219,053             197,901,214              80,805,721
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................            117,886,781             188,123,587              69,182,772
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.80%/(2)/              0.80%/(2)/              0.80%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.7991129               1.5686331               1.2519287
Net Assets Attributable to Accumulation Units Outstanding ..             33,364,970             121,770,642              23,009,257
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................              2,870,555              25,796,730               2,804,272
Accumulation Units Redeemed ................................             (4,765,056)            (10,923,357)            (11,390,114)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......             (1,894,501)             14,873,373              (8,585,842)
Beginning Accumulation Units Outstanding ...................             20,439,938              62,755,171              26,965,273
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................             18,545,437              77,628,544              18,379,431
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.60%/(2)/              0.60%/(2)/              0.60%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.8664355               1.6218885               1.3109690
Net Assets Attributable to Accumulation Units Outstanding ..              2,117,500               3,401,146                 694,036
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................                 67,869                 813,679                  22,456
Accumulation Units Redeemed ................................               (301,460)             (1,218,981)               (869,943)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......               (233,591)               (405,302)               (847,487)
Beginning Accumulation Units Outstanding ...................              1,368,123               2,502,365               1,376,939
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................              1,134,532               2,097,063                 529,452
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.40%/(2)/              0.40%/(2)/              0.40%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              0.6010000               0.5420000               0.6030000
Net Assets Attributable to Accumulation Units Outstanding ..                     --                      --                 663,134
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................                     --                      --               1,415,472
Accumulation Units Redeemed ................................                     --                      --                (316,204)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                     --                      --               1,099,268
Beginning Accumulation Units Outstanding ...................                     --                      --                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                     --                      --               1,099,268
                                                             ======================  ======================  ======================

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                                  VANGUARD                  VANGUARD           VANGUARD
                                                             LT INVESTMENT-GRADE       LONG-TERM TREASURY     WINDSOR II
                                                                    FUND                      FUND               FUND
                                                                  DIVISION 22              DIVISION 23        DIVISION 24
                                                             ----------------------  ----------------------  -----------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/   1.25%/(2)/
                                                             ----------------------  ----------------------  -----------
Accumulation Unit Value ....................................              1.9858505               2.5329653    1.6549409
Net Assets Attributable to Accumulation Units Outstanding ..            123,038,045             335,415,457  879,413,924
                                                             ======================  ======================  ===========
Accumulation Units Issued ..................................              5,459,782              50,345,062   76,587,423
Accumulation Units Redeemed ................................            (15,837,130)            (22,020,622) (68,559,961)
                                                             ----------------------  ----------------------  -----------
Increase (Decrease) in Accumulation Units Outstanding ......            (10,377,348)             28,324,440    8,027,462
Beginning Accumulation Units Outstanding ...................             72,272,448             103,943,061  522,891,970
                                                             ----------------------  ----------------------  -----------
Ending Accumulation Units Outstanding ......................             61,895,100             132,267,501  530,919,432
                                                             ======================  ======================  ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.80%/(2)/              0.80%/(2)/   1.05%/(2)/
                                                             ----------------------  ----------------------  -----------
Accumulation Unit Value ....................................              2.0920102               2.6451935    1.7283243
Net Assets Attributable to Accumulation Units Outstanding ..             35,983,159             115,854,787  220,170,428
                                                             ======================  ======================  ===========
Accumulation Units Issued ..................................              4,999,170              22,592,773   25,673,186
Accumulation Units Redeemed ................................             (9,286,609)            (11,748,405) (26,808,391)
                                                             ----------------------  ----------------------  -----------
Increase (Decrease) in Accumulation Units Outstanding ......             (4,287,439)             10,844,368   (1,135,205)
Beginning Accumulation Units Outstanding ...................             21,487,990              32,953,874  128,524,770
                                                             ----------------------  ----------------------  -----------
Ending Accumulation Units Outstanding ......................             17,200,551              43,798,242  127,389,565
                                                             ======================  ======================  ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.60%/(2)/              0.60%/(2)/   0.85%/(2)/
                                                             ----------------------  ----------------------  -----------
Accumulation Unit Value ....................................              2.2122674               2.7680194    1.8116532
Net Assets Attributable to Accumulation Units Outstanding ..              1,989,197               5,069,831   11,322,663
                                                             ======================  ======================  ===========
Accumulation Units Issued ..................................                211,133               1,547,040    1,470,992
Accumulation Units Redeemed ................................               (582,628)             (1,555,471) (13,743,742)
                                                             ----------------------  ----------------------  -----------
Increase (Decrease) in Accumulation Units Outstanding ......               (371,495)                 (8,431) (12,272,750)
Beginning Accumulation Units Outstanding ...................              1,270,669               1,840,012   18,522,732
                                                             ----------------------  ----------------------  -----------
Ending Accumulation Units Outstanding ......................                899,174               1,831,581    6,249,982
                                                             ======================  ======================  ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.40%/(2)/              0.40%/(2)/   0.40%/(2)/
                                                             ----------------------  ----------------------  -----------
Accumulation Unit Value ....................................              1.0290000               1.2690000    0.5840000
Net Assets Attributable to Accumulation Units Outstanding ..                396,612               1,507,949   17,565,512
                                                             ======================  ======================  ===========
Accumulation Units Issued ..................................                550,709               1,518,685   39,137,439
Accumulation Units Redeemed ................................               (165,316)               (330,702)  (9,050,860)
                                                             ----------------------  ----------------------  -----------
Increase (Decrease) in Accumulation Units Outstanding ......                385,393               1,187,983   30,086,579
Beginning Accumulation Units Outstanding ...................                     --                      --           --
                                                             ----------------------  ----------------------  -----------
Ending Accumulation Units Outstanding ......................                385,393               1,187,983   30,086,579
                                                             ======================  ======================  ===========

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              VANGUARD      AIG RETIREMENT CO. II   AIG RETIREMENT CO. II
                                                             WELLINGTON    INTERNATIONAL GROWTH II    SMALL CAP GROWTH
                                                                FUND                 FUND                   FUND
                                                             DIVISION 25         DIVISION 33             DIVISION 35
                                                             ------------  -----------------------  ---------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           1.25%/(2)/               0.75%/(2)/             1.45%/(1)/
                                                             ------------  -----------------------  ---------------------
Accumulation Unit Value ....................................    2.0306648                1.2648571              0.5178202
Net Assets Attributable to Accumulation Units Outstanding ..  971,179,650              417,649,021                  8,824
                                                             ============  =======================  =====================
Accumulation Units Issued ..................................   38,380,621               80,352,683                  4,931
Accumulation Units Redeemed ................................  (69,837,704)             (35,342,540)                (2,773)
                                                             ------------  -----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding ......  (31,457,083)              45,010,143                  2,158
Beginning Accumulation Units Outstanding ...................  509,447,867              284,895,727                 14,882
                                                             ------------  -----------------------  ---------------------
Ending Accumulation Units Outstanding ......................  477,990,784              329,905,870                 17,040
                                                             ============  =======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           1.05%/(2)/               0.55%/(2)/             0.95%/(1)/
                                                             ------------  -----------------------  ---------------------
Accumulation Unit Value ....................................    2.1373606                1.2912286              0.8909412
Net Assets Attributable to Accumulation Units Outstanding ..  214,124,065               94,790,224                     --
                                                             ============  =======================  =====================
Accumulation Units Issued ..................................   26,466,238               27,280,902                     --
Accumulation Units Redeemed ................................  (31,738,889)             (12,481,464)                    --
                                                             ------------- -----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding ......   (5,272,651)              14,799,438                     --
Beginning Accumulation Units Outstanding ...................  105,454,217               58,611,447                     --
                                                             ------------- -----------------------  ---------------------
Ending Accumulation Units Outstanding ......................  100,181,566               73,410,885                     --
                                                             ============= =======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.85%/(2)/               0.35%/(2)/             0.75%/(2)/
                                                             ------------  -----------------------  ---------------------
Accumulation Unit Value ....................................    2.2601968                1.3182361              0.9452091
Net Assets Attributable to Accumulation Units Outstanding ..   13,572,682                3,898,343             23,789,136
                                                             ============  =======================  =====================
Accumulation Units Issued ..................................    2,197,317                1,367,505              4,481,843
Accumulation Units Redeemed ................................  (15,270,487)              (1,902,835)            (4,269,279)
                                                             ------------  -----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding ......  (13,073,170)                (535,330)               212,564
Beginning Accumulation Units Outstanding ...................   19,078,304                3,492,588             24,916,073
                                                             ------------  -----------------------  ---------------------
Ending Accumulation Units Outstanding ......................    6,005,134                2,957,258             25,128,637
                                                             ============  =======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.40%/(2)/               0.15%/(2)/             0.55%/(2)/
                                                             ------------  -----------------------  ---------------------
Accumulation Unit Value ....................................    0.7570000                0.5230000              0.9648953
Net Assets Attributable to Accumulation Units Outstanding ..   25,940,600                       --              5,947,080
                                                             ============  =======================  =====================
Accumulation Units Issued ..................................   42,677,526                       --              1,738,821
Accumulation Units Redeemed ................................   (8,406,727)                      --             (1,577,750)
                                                             ------------  -----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding ......   34,270,799                       --                161,071
Beginning Accumulation Units Outstanding ...................           --                       --              6,002,415
                                                             ------------  -----------------------  ---------------------
Ending Accumulation Units Outstanding ......................   34,270,799                       --              6,163,486
                                                             ============  =======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                           0.35%/(2)/
                                                                                                    ---------------------
Accumulation Unit Value ....................................                                                    0.9851190
Net Assets Attributable to Accumulation Units Outstanding ..                                                      615,387
                                                                                                    =====================
Accumulation Units Issued ..................................                                                      174,579
Accumulation Units Redeemed ................................                                                     (294,252)
                                                                                                    ---------------------
Increase (Decrease) in Accumulation Units Outstanding ......                                                     (119,673)
Beginning Accumulation Units Outstanding ...................                                                      744,378
                                                                                                    ---------------------
Ending Accumulation Units Outstanding ......................                                                      624,705
                                                                                                    =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                           0.15%/(2)/
                                                                                                    ---------------------
Accumulation Unit Value ....................................                                                    0.5187505
Net Assets Attributable to Accumulation Units Outstanding ..                                                           --
                                                                                                    =====================
Accumulation Units Issued ..................................                                                           --
Accumulation Units Redeemed ................................                                                           --
                                                                                                    ---------------------
Increase (Decrease) in Accumulation Units Outstanding ......                                                           --
Beginning Accumulation Units Outstanding ...................                                                           --
                                                                                                    ---------------------
Ending Accumulation Units Outstanding ......................                                                           --
                                                                                                    =====================

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                             AIG RETIREMENT CO. II   AIG RETIREMENT CO. II  AIG RETIREMENT CO. II
                                                                SMALL CAP VALUE          MID CAP GROWTH         MID CAP VALUE
                                                                     FUND                     FUND                  FUND
                                                                  DIVISION 36             DIVISION 37            DIVISION 38
                                                             ---------------------  ----------------------  ---------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.75%/(2)/              0.75%/(2)/             0.75%/(2)/
                                                             ---------------------  ----------------------  ---------------------
Accumulation Unit Value ...................................              1.5929228               0.7862012              2.0778033
Net Assets Attributable to Accumulation Units Outstanding .            187,414,331             117,062,549            250,899,314
                                                             =====================  ======================  =====================
Accumulation Units Issued .................................             52,089,434             114,712,549             37,015,650
Accumulation Units Redeemed ...............................            (10,553,646)            (16,333,485)           (24,309,086)
                                                             ---------------------  ----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....             41,535,788              98,379,064             12,706,564
Beginning Accumulation Units Outstanding ..................             75,988,731              50,257,714            107,756,457
                                                             ---------------------  ----------------------  ---------------------
Ending Accumulation Units Outstanding .....................            117,524,519             148,636,778            120,463,021
                                                             =====================  ======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.55%/(2)/              0.55%/(2)/             0.55%/(2)/
                                                             ---------------------  ----------------------  ---------------------
Accumulation Unit Value ...................................              1.6260828               0.8025639              2.1210797
Net Assets Attributable to Accumulation Units Outstanding .             36,487,993              14,821,676            132,293,627
                                                             =====================  ======================  =====================
Accumulation Units Issued .................................              6,905,395              12,019,124             46,308,794
Accumulation Units Redeemed ...............................            (11,610,233)             (4,723,533)            (9,592,713)
                                                             ---------------------  ----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....             (4,704,838)              7,295,591             36,716,081
Beginning Accumulation Units Outstanding ..................             27,144,038              11,172,318             25,654,821
                                                             ---------------------  ----------------------  ---------------------
Ending Accumulation Units Outstanding .....................             22,439,200              18,467,909             62,370,902
                                                             =====================  ======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.35%/(2)/              0.35%/(2)/             0.35%/(2)/
                                                             ---------------------  ----------------------  ---------------------
Accumulation Unit Value ...................................              1.6600996               0.8193879              2.1654891
Net Assets Attributable to Accumulation Units Outstanding .              2,594,037                 729,729              7,288,229
                                                             =====================  ======================  =====================
Accumulation Units Issued .................................                891,266                 229,226              2,718,765
Accumulation Units Redeemed ...............................             (3,140,205)               (395,956)            (3,901,017)
                                                             ---------------------  ----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....             (2,248,939)               (166,730)            (1,182,252)
Beginning Accumulation Units Outstanding ..................              3,811,579               1,057,318              4,547,940
                                                             ---------------------  ----------------------  ---------------------
Ending Accumulation Units Outstanding .....................              1,562,640                 890,588              3,365,688
                                                             =====================  ======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.15%/(2)/              0.15%/(2)/             0.15%/(2)/
                                                             ---------------------  ----------------------  ---------------------
Accumulation Unit Value ...................................              0.6440000               0.5070000              0.5680000
Net Assets Attributable to Accumulation Units Outstanding .              2,630,201                      --              3,909,164
                                                             =====================  ======================  =====================
Accumulation Units Issued .................................              5,279,249                      --              9,213,502
Accumulation Units Redeemed ...............................             (1,196,634)                     --             (2,333,702)
                                                             ---------------------  ----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....              4,082,615                      --              6,879,800
Beginning Accumulation Units Outstanding ..................                     --                      --                     --
                                                             ---------------------  ----------------------  ---------------------
Ending Accumulation Units Outstanding .....................              4,082,615                      --              6,879,800
                                                             =====================  ======================  =====================

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                             AIG RETIREMENT CO. II   AIG RETIREMENT CO. II  AIG RETIREMENT CO. II
                                                             CAPITAL APPRECIATION       LARGE CAP VALUE     SOCIALLY RESPONSIBLE
                                                                     FUND                     FUND                  FUND
                                                                  DIVISION 39             DIVISION 40            DIVISION 41
                                                             ---------------------  ----------------------  ---------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             1.45% (1)               0.75%/(2)/             0.75%/(2)/
                                                             ---------------------  ----------------------  ---------------------
Accumulation Unit Value ...................................              0.4904622               1.3539692              0.9472473
Net Assets Attributable to Accumulation Units Outstanding .                  1,989             126,395,007            539,617,554
                                                             =====================  ======================  =====================
Accumulation Units Issued .................................                  2,280              16,733,846             87,271,695
Accumulation Units Redeemed ...............................                 (7,382)          (60,401,786)             (89,395,584)
                                                             ---------------------  ----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....                 (5,102)          (43,667,940)            (2,123,889)
Beginning Accumulation Units Outstanding ..................                  9,159             136,506,465            569,830,560
                                                             ---------------------  ----------------------  ---------------------
Ending Accumulation Units Outstanding .....................                  4,057              92,838,525            567,706,671
                                                             =====================  ======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.95%/(1)/              0.55%/(2)/             0.55%/(2)/
                                                             ---------------------  ----------------------  ---------------------
Accumulation Unit Value ...................................              0.8348116               1.3822138              0.9669806
Net Assets Attributable to Accumulation Units Outstanding .                     --              30,044,509             53,721,452
                                                             =====================  ======================  =====================
Accumulation Units Issued .................................                     --               4,826,155             18,881,820
Accumulation Units Redeemed ...............................                     --             (26,796,189)           (62,907,825)
                                                             ---------------------  ----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....                     --             (21,970,034)           (44,026,005)
Beginning Accumulation Units Outstanding ..................                     --              43,706,583             99,581,896
                                                             ---------------------  ----------------------  ---------------------
Ending Accumulation Units Outstanding .....................                     --              21,736,549             55,555,891
                                                             =====================  ======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.75%/(2)/              0.35%/(2)/             0.35%/(2)/
                                                             ---------------------  ----------------------  ---------------------
Accumulation Unit Value ...................................              0.6602733               1.4111465              0.9872348
Net Assets Attributable to Accumulation Units Outstanding .             18,454,299               1,187,803              1,547,390
                                                             =====================  ======================  =====================
Accumulation Units Issued .................................             13,123,661                 372,271              1,136,558
Accumulation Units Redeemed ...............................             (7,781,226)             (1,080,161)            (3,160,855)
                                                             ---------------------  ----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....              5,342,435                (707,890)            (2,024,297)
Beginning Accumulation Units Outstanding ..................             22,564,438               1,549,643              3,591,862
                                                             ---------------------  ----------------------  ---------------------
Ending Accumulation Units Outstanding .....................             27,906,873                 841,753              1,567,565
                                                             =====================  ======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.55%/(2)/              0.15%/(2)/             0.15%/(2)/
                                                             ---------------------  ----------------------  ---------------------
Accumulation Unit Value ...................................              0.6740517               0.5990000              0.5880000
Net Assets Attributable to Accumulation Units Outstanding .              4,344,476                      --                     --
                                                             =====================  ======================  =====================
Accumulation Units Issued .................................              4,053,136                      --                     --
Accumulation Units Redeemed ...............................             (1,804,364)                     --                     --
                                                             ---------------------  ----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....              2,248,772                      --                     --
Beginning Accumulation Units Outstanding ..................              4,197,252                      --                     --
                                                             ---------------------  ----------------------  ---------------------
Ending Accumulation Units Outstanding .....................              6,446,024                      --                     --
                                                             =====================  ======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.35%/(2)/
                                                             ---------------------
Accumulation Unit Value ...................................              0.6881720
Net Assets Attributable to Accumulation Units Outstanding .                706,656
                                                             =====================
Accumulation Units Issued .................................                151,699
Accumulation Units Redeemed ...............................               (225,377)
                                                             ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....                (73,678)
Beginning Accumulation Units Outstanding ..................              1,100,795
                                                             ---------------------
Ending Accumulation Units Outstanding .....................              1,027,117
                                                             =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.15%/(2)/
                                                             ---------------------
Accumulation Unit Value ...................................              0.5452500
Net Assets Attributable to Accumulation Units Outstanding .                     --
                                                             =====================
Accumulation Units Issued .................................                     --
Accumulation Units Redeemed ...............................                     --
                                                             ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....                     --
Beginning Accumulation Units Outstanding ..................                     --
                                                             ---------------------
Ending Accumulation Units Outstanding .....................                     --
                                                             =====================

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                             AIG RETIREMENT CO. II   AIG RETIREMENT CO. I   AIG RETIREMENT CO. II
                                                                MONEY MARKET II      NASDAQ-100 (R) INDEX     AGGRESSIVE GROWTH
                                                                     FUND                   FUND             LIFESTYLE FUND
                                                                  DIVISION 44             DIVISION 46            DIVISION 48
                                                             ---------------------  ----------------------  ---------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.75%/(2)/  1.00%/(2) (3) (4) (5)/             1.45%/(1)/
                                                             ---------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................              1.2786504               0.3343978              0.8810393
Net Assets Attributable to Accumulation Units Outstanding .            250,629,564              44,088,655                 36,516
                                                             =====================  ======================  ======================
Accumulation Units Issued .................................            126,817,122              29,524,901                 40,357
Accumulation Units Redeemed ...............................           (154,282,842)            (36,696,362)               (20,219)
                                                             ---------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....            (27,465,720)             (7,171,461)                20,138
Beginning Accumulation Units Outstanding ..................            223,310,298             138,820,333                 21,309
                                                             ---------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................            195,844,578             131,648,872                 41,447
                                                             =====================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.55%/(2)/              0.80%/(2)/             0.75%/(2)/
                                                             ---------------------  ----------------------  ---------------------
Accumulation Unit Value ...................................              1.3052789               0.3399315              1.3223578
Net Assets Attributable to Accumulation Units Outstanding               62,143,989               9,032,404             57,799,330
                                                             =====================  ======================  =====================
Accumulation Units Issued .................................             39,579,509               9,119,147             13,850,859
Accumulation Units Redeemed ...............................            (34,160,007)             (9,741,981)            (8,163,975)
                                                             ---------------------  ----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....              5,419,502                (622,834)             5,686,884
Beginning Accumulation Units Outstanding ..................             42,190,759              27,194,567             38,013,516
                                                             ---------------------  ----------------------  ---------------------
Ending Accumulation Units Outstanding .....................             47,610,261              26,571,733             43,700,400
                                                             =====================  ======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.35%/(2)/              0.60%/(2)/             0.95%/(1)/
                                                             ---------------------  ----------------------  ---------------------
Accumulation Unit Value ...................................              1.3326048               0.3455350              1.1634887
Net Assets Attributable to Accumulation Units Outstanding .              3,793,691                 561,370                     --
                                                             =====================  ======================  =====================
Accumulation Units Issued .................................              5,491,909               1,362,821                     --
Accumulation Units Redeemed ...............................             (5,922,635)             (2,009,721)                    --
                                                             ---------------------  ----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....               (430,726)               (646,900)                    --
Beginning Accumulation Units Outstanding ..................              3,277,618               2,271,567                     --
                                                             ---------------------  ----------------------  ---------------------
Ending Accumulation Units Outstanding .....................              2,846,892               1,624,667                     --
                                                             =====================  ======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.15%/(2)/              0.40%/(2)/             0.55%/(2)/
                                                             ---------------------  ----------------------  ---------------------
Accumulation Unit Value ...................................              1.0270000               0.5340000              1.3499713
Net Assets Attributable to Accumulation Units Outstanding .                     --                      --             11,890,666
                                                             =====================  ======================  =====================
Accumulation Units Issued .................................                     --                      --              4,106,646
Accumulation Units Redeemed ...............................                     --                      --             (2,304,805)
                                                             ---------------------  ----------------------  ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....                     --                      --              1,801,841
Beginning Accumulation Units Outstanding ..................                     --                      --              7,006,792
                                                             ---------------------  ----------------------  ---------------------
Ending Accumulation Units Outstanding .....................                     --                      --              8,808,633
                                                             =====================  ======================  =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......                                                            0.35%/(2)/
                                                                                                            ---------------------
Accumulation Unit Value ...................................                                                             1.3782115
Net Assets Attributable to Accumulation Units Outstanding .                                                             1,369,679
                                                                                                            ======================
Accumulation Units Issued .................................                                                               245,559
Accumulation Units Redeemed ...............................                                                              (318,377)
                                                                                                            ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....                                                               (72,818)
Beginning Accumulation Units Outstanding ..................                                                             1,066,647
                                                                                                            ---------------------
Ending Accumulation Units Outstanding .....................                                                               993,829
                                                                                                            =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......                                                            0.15%/(2)/
                                                                                                            ---------------------
Accumulation Unit Value ...................................                                                             0.6370062
Net Assets Attributable to Accumulation Units Outstanding .                                                                    --
                                                                                                            =====================
Accumulation Units Issued .................................                                                                    --
Accumulation Units Redeemed ...............................                                                                    --
                                                                                                            ---------------------
Increase (Decrease) in Accumulation Units Outstanding .....                                                                    --
Beginning Accumulation Units Outstanding ..................                                                                    --
                                                                                                            ---------------------
Ending Accumulation Units Outstanding .....................                                                                    --
                                                                                                            =====================

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. II   AIG RETIREMENT CO. II   VANGUARD LIFESTRATEGY
                                                                 MODERATE GROWTH       CONSERVATIVE GROWTH           GROWTH
                                                                 LIFESTYLE FUND           LIFESTYLE FUND              FUND
                                                                   DIVISION 49             DIVISION 50             DIVISION 52
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             1.45%/(1)/              1.45%/(1)/              1.25%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              0.9972079               1.0747692               1.1103625
Net Assets Attributable to Accumulation Units Outstanding ..                150,613                  28,949              79,138,395
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................                 95,302                  55,879              14,511,110
Accumulation Units Redeemed ................................                (30,012)               (104,066)             (9,165,957)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                 65,290                 (48,187)              5,345,153
Beginning Accumulation Units Outstanding ...................                 85,745                  75,122              65,934,408
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                151,035                  26,935              71,279,561
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.75%/(2)/              0.75%/(2)/              1.05%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.4597752               1.5305856               1.1334305
Net Assets Attributable to Accumulation Units Outstanding ..            100,147,794              37,084,431              13,811,021
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................             20,709,773               8,911,234               3,460,043
Accumulation Units Redeemed ................................            (10,688,977)             (7,044,923)             (3,747,345)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......             10,020,796               1,866,311                (287,302)
Beginning Accumulation Units Outstanding ...................             58,572,778              22,356,559              12,472,587
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................             68,593,574              24,222,870              12,185,285
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.95%/(1)/              0.95%/(1)/              0.85%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.1410202               1.1364646               1.1569163
Net Assets Attributable to Accumulation Units Outstanding ..                     --                      --               2,315,796
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................                     --                      --                 194,973
Accumulation Units Redeemed ................................                     --                      --                (225,051)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                     --                      --                 (30,078)
Beginning Accumulation Units Outstanding ...................                     --                      --               2,031,848
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                     --                      --               2,001,770
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.55%/(2)/              0.55%/(2)/              0.65%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.4901888               1.5625046               0.6230000
Net Assets Attributable to Accumulation Units Outstanding ..             16,604,587              11,469,719                      --
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................              5,206,209               4,154,559                      --
Accumulation Units Redeemed ................................             (3,236,366)             (3,130,374)                     --
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......              1,969,843               1,024,185                      --
Beginning Accumulation Units Outstanding ...................              9,172,801               6,316,431                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................             11,142,644               7,340,616                      --
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.35%/(2)/              0.35%/(2)/
                                                             ----------------------  ----------------------
Accumulation Unit Value ....................................              1.5213572               1.5951465
Net Assets Attributable to Accumulation Units Outstanding ..              1,213,401                 775,318
                                                             ======================  ======================
Accumulation Units Issued ..................................                446,299                 282,515
Accumulation Units Redeemed ................................               (425,212)               (224,793)
                                                             ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                 21,087                  57,722
Beginning Accumulation Units Outstanding ...................                776,491                 428,327
                                                             ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                797,578                 486,049
                                                             ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.15%/(2)/              0.15%/(2)/
                                                             ----------------------  ----------------------
Accumulation Unit Value ....................................              0.7140956               0.7957856
Net Assets Attributable to Accumulation Units Outstanding ..                     --                      --
                                                             ======================  ======================
Accumulation Units Issued ..................................                     --                      --
Accumulation Units Redeemed ................................                     --                      --
                                                             ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                     --                      --
Beginning Accumulation Units Outstanding ...................                     --                      --
                                                             ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                     --                      --
                                                             ======================  ======================

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                             VANGUARD LIFESTRATEGY   VANGUARD LIFESTRATEGY    AIG RETIREMENT CO. II
                                                                MODERATE GROWTH       CONSERVATIVE GROWTH           CORE BOND
                                                                     FUND                     FUND                     FUND
                                                                   DIVISION 53             DIVISION 54              DIVISION 58
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             1.25%/(2)/              1.25%/(2)/              1.45%/(1)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.2080194               1.2593896               1.1868750
Net Assets Attributable to Accumulation Units Outstanding ..             89,737,993              36,663,952                   6,943
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................             14,771,289               8,906,174                   3,031
Accumulation Units Redeemed ................................            (10,814,250)             (8,312,988)                 (1,756)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......              3,957,039                 593,186                   1,275
Beginning Accumulation Units Outstanding ...................             70,289,060              28,505,070                   4,574
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................             74,246,099              29,098,256                   5,849
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             1.05%/(2)/              1.05%/(2)/              0.95%/(1)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.2330617               1.2855054               1.0574362
Net Assets Attributable to Accumulation Units Outstanding ..             18,460,963               7,855,134                       -
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................              4,025,507               2,711,873                      --
Accumulation Units Redeemed ................................             (5,446,637)             (2,643,923)                     --
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......             (1,421,130)                 67,950                      --
Beginning Accumulation Units Outstanding ...................             16,392,940               6,042,668                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................             14,971,810               6,110,618                      --
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.85%/(2)/              0.85%/(2)/              0.75%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.2586907               1.3121772               1.3758648
Net Assets Attributable to Accumulation Units Outstanding ..              3,008,282               1,427,613              89,270,406
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................                194,645                 124,353              13,398,905
Accumulation Units Redeemed ................................               (721,638)               (212,949)            (66,301,852)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......               (526,993)                (88,596)            (52,902,947)
Beginning Accumulation Units Outstanding ...................              2,917,032               1,176,728             117,713,661
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................              2,390,039               1,088,132              64,810,714
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.65%/(2)/              0.65%/(2)/              0.55%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              0.7100000               0.7880000               1.4045447
Net Assets Attributable to Accumulation Units Outstanding                        --                      --              11,489,540
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................                     --                      --               4,087,355
Accumulation Units Redeemed ................................                     --                      --             (11,756,829)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                     --                      --              (7,669,474)
Beginning Accumulation Units Outstanding ...................                     --                      --              15,849,736
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                     --                      --               8,180,262
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......                                                             0.35%/(2)/
                                                                                                             ----------------------
Accumulation Unit Value ....................................                                                              1.4339661
Net Assets Attributable to Accumulation Units Outstanding ..                                                              1,315,992
                                                                                                             ======================
Accumulation Units Issued ..................................                                                                889,979
Accumulation Units Redeemed ................................                                                             (6,135,471)
                                                                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                                                             (5,245,492)
Beginning Accumulation Units Outstanding ...................                                                              6,164,002
                                                                                                             ----------------------
Ending Accumulation Units Outstanding ......................                                                                918,510
                                                                                                             ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......                                                             0.15%/(2)/
                                                                                                             ----------------------
Accumulation Unit Value ....................................                                                              0.9576860
Net Assets Attributable to Accumulation Units Outstanding ..                                                              6,755,189
                                                                                                             ======================
Accumulation Units Issued ..................................                                                              9,912,554
Accumulation Units Redeemed ................................                                                             (2,858,897)
                                                                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                                                              7,053,657
Beginning Accumulation Units Outstanding ...................                                                                     --
                                                                                                             ----------------------
Ending Accumulation Units Outstanding ......................                                                              7,053,657
                                                                                                             ======================

                               SEPARATE ACCOUNT A
                                       OF

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. II   AIG RETIREMENT CO. II
                                                                 STRATEGIC BOND          HIGH YIELD BOND              ARIEL
                                                                     FUND                     FUND                     FUND
                                                                   DIVISION 59             DIVISION 60             DIVISION 68
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             1.45%/(1)/              0.75%/(2)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.3417149               1.2447307               0.9826591
Net Assets Attributable to Accumulation Units Outstanding ..                 36,449             107,995,788             149,477,542
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................                 22,217              15,509,239               8,345,641
Accumulation Units Redeemed ................................                (27,375)            (18,365,554)            (35,523,481)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                 (5,158)             (2,856,315)            (27,177,840)
Beginning Accumulation Units Outstanding ...................                 32,324              89,538,441             179,090,018
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                 27,166              86,682,126             151,912,178
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.95%/(1)/              0.55%/(2)/              0.80%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.1421781               1.2706658               0.9988732
Net Assets Attributable to Accumulation Units Outstanding ..                     --              24,763,188              44,974,224
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................                     --               8,379,184              10,718,547
Accumulation Units Redeemed ................................                     --              (5,113,397)            (13,862,286)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                     --               3,265,787              (3,143,739)
Beginning Accumulation Units Outstanding ...................                     --              16,222,580              48,168,727
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................                     --              19,488,367              45,024,988
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.75%/(2)/              0.35%/(2)/              0.60%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.6371819               1.2973324               1.0153313
Net Assets Attributable to Accumulation Units Outstanding ..            211,302,034               1,396,271               2,937,400
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................             19,370,115                 442,371                 512,319
Accumulation Units Redeemed ................................            (24,901,288)               (433,033)             (7,298,808)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......             (5,531,173)                  9,338              (6,786,489)
Beginning Accumulation Units Outstanding ...................            134,462,026               1,066,929               9,679,539
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................            128,930,853               1,076,267               2,893,050
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.55%/(2)/              0.15%/(2)/              0.40%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ....................................              1.6713038               0.6750000               0.4780000
Net Assets Attributable to Accumulation Units Outstanding ..             46,819,978                      --               5,157,452
                                                             ======================  ======================  ======================
Accumulation Units Issued ..................................              7,316,263                      --              14,470,082
Accumulation Units Redeemed ................................             (6,182,344)                     --              (3,681,977)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......              1,133,919                      --              10,788,105
Beginning Accumulation Units Outstanding ...................             26,880,177                      --                       -
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding ......................             28,014,096                      --              10,788,105
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.35%/(2)/
                                                             ----------------------
Accumulation Unit Value ....................................              1.7062880
Net Assets Attributable to Accumulation Units Outstanding ..              4,286,028
                                                             ======================
Accumulation Units Issued ..................................                792,755
Accumulation Units Redeemed ................................               (947,805)
                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......               (155,050)
Beginning Accumulation Units Outstanding ...................              2,667,037
                                                             ----------------------
Ending Accumulation Units Outstanding ......................              2,511,987
                                                             ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: .......             0.15%/(2)/
                                                             ----------------------
Accumulation Unit Value ....................................              0.8519393
Net Assets Attributable to Accumulation Units Outstanding ..                     --
                                                             ======================
Accumulation Units Issued ..................................                     --
Accumulation Units Redeemed ................................                     --
                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding ......                     --
Beginning Accumulation Units Outstanding ...................                     --
                                                             ----------------------
Ending Accumulation Units Outstanding ......................                     --
                                                             ======================

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                                      ARIEL                LOU HOLLAND        AIG RETIREMENT CO. I
                                                                  APPRECIATION               GROWTH             BLUE CHIP GROWTH
                                                                      FUND                    FUND                    FUND
                                                                   DIVISION 69             DIVISION 70             DIVISION 72
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value                                                   1.0107887               0.6736015               0.5890987
Net Assets Attributable to Accumulation Units Outstanding .             127,266,054              11,272,242             192,562,523
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................               5,782,362               4,143,031             240,307,969
Accumulation Units Redeemed ...............................             (29,346,524)             (5,725,426)            (21,182,321)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....             (23,564,162)             (1,582,395)            219,125,648
Beginning Accumulation Units Outstanding ..................             149,402,054              18,146,308             104,627,072
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................             125,837,892              16,563,913             323,752,720
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.80%/(2)/              0.80%/(2)/              0.80%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               1.0274419               0.6846949               0.5988094
Net Assets Attributable to Accumulation Units Outstanding .              29,740,844              17,647,404              72,696,594
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................               6,076,137               3,099,979             105,891,422
Accumulation Units Redeemed ...............................              (9,395,139)             (4,730,031)            (11,234,878)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              (3,319,002)             (1,630,052)             94,656,544
Beginning Accumulation Units Outstanding ..................              32,265,610              27,404,429              26,745,363
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................              28,946,608              25,774,377             121,401,907
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.60%/(2)/              0.60%/(2)/              0.60%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               1.0444044               0.6959968               0.6087196
Net Assets Attributable to Accumulation Units Outstanding .               1,908,065               1,040,417               3,674,305
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                 389,085                 702,735               4,789,727
Accumulation Units Redeemed ...............................              (4,935,955)               (575,189)             (1,324,411)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              (4,546,870)                127,546               3,465,316
Beginning Accumulation Units Outstanding ..................               6,373,849               1,367,313               2,571,034
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................               1,826,979               1,494,859               6,036,350
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.40%/(2)/              0.40%/(2)/              0.40%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.5490000               0.6260000               0.5420000
Net Assets Attributable to Accumulation Units Outstanding .               3,567,144                      --                      --
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................               8,909,413                      --                      --
Accumulation Units Redeemed ...............................              (2,413,256)                     --                      --
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....               6,496,157                      --                      --
Beginning Accumulation Units Outstanding ..................                      --                      --                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................               6,496,157                      --                      --
                                                             ======================  ======================  ======================

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. I    AIG RETIREMENT CO. I    AIG RETIREMENT CO. I
                                                                 HEALTH SCIENCES             VALUE           BROAD CAP VALUE INCOME
                                                                      FUND                    FUND                    FUND
                                                                  DIVISION 73             DIVISION 74              DIVISION 75
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.9841734               0.8356905               0.7534277
Net Assets Attributable to Accumulation Units Outstanding .             113,266,039              83,347,910              12,314,641
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................              17,786,543              61,695,495               1,920,770
Accumulation Units Redeemed ...............................             (20,620,150)            (17,925,466)             (4,036,932)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              (2,833,607)             43,770,029              (2,116,162)
Beginning Accumulation Units Outstanding ..................             117,736,242              55,860,982              18,440,424
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................             114,902,635              99,631,011              16,324,262
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.80%/(2)/              0.80%/(2)/              0.80%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               1.0003407               0.8475083               0.7580897
Net Assets Attributable to Accumulation Units Outstanding .              26,872,455              64,237,520               2,673,653
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................               6,347,568              82,967,897                 670,896
Accumulation Units Redeemed ...............................              (5,600,047)            (17,041,074)             (1,083,734)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                 747,521              65,926,823                (412,838)
Beginning Accumulation Units Outstanding ..................              26,116,352               9,868,917               3,939,724
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................              26,863,873              75,795,740               3,526,886
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.60%/(2)/              0.60%/(2)/              0.60%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               1.0169002               0.8594713               0.7627851
Net Assets Attributable to Accumulation Units Outstanding .               2,121,249               2,644,495                 243,034
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................               1,007,660               4,821,345                 177,044
Accumulation Units Redeemed ...............................              (1,448,397)             (2,478,127)               (121,379)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                (440,737)              2,343,218                  55,665
Beginning Accumulation Units Outstanding ..................               2,526,736                 733,730                 262,950
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................               2,085,999               3,076,948                 318,615
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.40%/(2)/              0.40%/(2)/              0.40%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.6950000               0.5400000               0.6230000
Net Assets Attributable to Accumulation Units Outstanding .                      --                      --                      --
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                      --                      --                      --
Accumulation Units Redeemed ...............................                      --                      --                      --
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                      --                      --                      --
Beginning Accumulation Units Outstanding ..................                      --                      --                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................                      --                      --                      --
                                                             ======================  ======================  ======================

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. I    AIG RETIREMENT CO. I    AIG RETIREMENT CO. I
                                                                 LARGE CAP CORE        INFLATION PROTECTED           GROWTH
                                                                      FUND                    FUND                    FUND
                                                                   DIVISION 76             DIVISION 77             DIVISION 78
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/              1.45%/(1)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.7846220               1.0118129               0.6608188
Net Assets Attributable to Accumulation Units Outstanding .              69,325,899             123,264,770                     418
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................              57,831,811             137,350,814                     632
Accumulation Units Redeemed ...............................             (17,081,320)            (26,633,188)                 (5,923)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              40,750,491             110,717,626                  (5,291)
Beginning Accumulation Units Outstanding ..................              47,416,402              10,865,742                   5,923
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................              88,166,893             121,583,368                     632
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.80%/(2)/              0.80%/(2)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.7894897               1.0200114               0.6702498
Net Assets Attributable to Accumulation Units Outstanding .              23,459,388              21,140,015             440,679,752
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................              24,717,534              26,183,842              20,429,448
Accumulation Units Redeemed ...............................              (2,984,119)             (7,027,486)           (104,409,276)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              21,733,415              19,156,356             (83,979,828)
Beginning Accumulation Units Outstanding ..................               7,981,210               1,568,920             740,276,858
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................              29,714,625              20,725,276             656,297,030
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.60%/(2)/              0.60%/(2)/              0.95%/(1)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.7943696               1.0283121               0.6711996
Net Assets Attributable to Accumulation Units Outstanding .               2,121,543                 834,058                      --
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................               2,930,472               1,904,905                      --
Accumulation Units Redeemed ...............................                (509,354)             (1,173,517)                     --
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....               2,421,118                 731,388                      --
Beginning Accumulation Units Outstanding ..................                 249,630                  79,899                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................               2,670,748                 811,287                      --
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                     0.40%/(2)/              0.40%/(2)/              0.80%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.6350000               0.9680000               0.6743892
Net Assets Attributable to Accumulation Units Outstanding .                      --                      --              94,654,606
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                      --                      --              16,947,755
Accumulation Units Redeemed ...............................                      --                      --             (33,528,901)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                      --                      --             (16,581,146)
Beginning Accumulation Units Outstanding ..................                      --                      --             156,938,148
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................                      --                      --             140,357,002
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                                     0.60%/(2)/
                                                                                                             ----------------------
Accumulation Unit Value ...................................                                                               0.6785783
Net Assets Attributable to Accumulation Units Outstanding .                                                               5,097,444
                                                                                                             ======================
Accumulation Units Issued .................................                                                               1,050,786
Accumulation Units Redeemed ...............................                                                             (25,591,043)
                                                                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                                                             (24,540,257)
Beginning Accumulation Units Outstanding ..................                                                              32,052,377
                                                                                                             ----------------------
Ending Accumulation Units Outstanding .....................                                                               7,512,120
                                                                                                             ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                                     0.40%/(2)/
                                                                                                             ----------------------
Accumulation Unit Value ...................................                                                               0.5905083
Net Assets Attributable to Accumulation Units Outstanding .                                                              13,346,239
                                                                                                             ======================
Accumulation Units Issued .................................                                                              28,638,599
Accumulation Units Redeemed ...............................                                                              (6,037,325)
                                                                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                                                              22,601,274
Beginning Accumulation Units Outstanding ..................                                                                      --
                                                                                                             ----------------------
Ending Accumulation Units Outstanding .....................                                                              22,601,274
                                                                                                             ======================

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. I     AIG SUNAMERICA 2010     AIG SUNAMERICA 2015
                                                              LARGE CAPITAL GROWTH       HIGH WATERMARK          HIGH WATERMARK
                                                                      FUND                    FUND                    FUND
                                                                   DIVISION 79             DIVISION 80             DIVISION 81
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              1.45%/(1)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.7574604                      --               1.1060358
Net Assets Attributable to Accumulation Units Outstanding .                   2,768                      --              26,594,376
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                   5,441               1,012,043               7,289,102
Accumulation Units Redeemed ...............................                 (22,348)            (23,890,864)             (4,625,748)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                 (16,907)            (22,878,821)              2,663,354
Beginning Accumulation Units Outstanding ..................                  20,562              22,878,821              21,384,156
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................                   3,655                      --              24,047,510
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......  1.00%/(2) (3) (4) (5)/              0.80%/(2)/              0.80%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.7715730                      --               1.1146394
Net Assets Attributable to Accumulation Units Outstanding .             245,316,637                      --               2,481,688
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................              11,956,959                  96,972               1,071,047
Accumulation Units Redeemed ...............................             (52,631,808)             (1,386,879)               (479,730)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....             (40,674,849)             (1,289,907)                591,317
Beginning Accumulation Units Outstanding ..................             358,163,427               1,289,907               1,635,174
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................             317,488,578                      --               2,226,491
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.95%/(1)/              0.60%/(2)/              0.60%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.7730360                      --               1.1232898
Net Assets Attributable to Accumulation Units Outstanding .                      --                      --                  28,666
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                      --                       4                   5,795
Accumulation Units Redeemed ...............................                      --                 (40,710)                   (364)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                      --                 (40,706)                  5,431
Beginning Accumulation Units Outstanding ..................                      --                  40,706                  20,089
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................                      --                      --                  25,520
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.80%/(2)/                                0.40% (2)
                                                             ----------------------                          ----------------------
Accumulation Unit Value ...................................               0.7778341                                       0.9226926
Net Assets Attributable to Accumulation Units Outstanding .              59,422,939                                              --
                                                             ======================                          ======================
Accumulation Units Issued .................................              10,838,538                                              --
Accumulation Units Redeemed ...............................             (21,143,335)                                             --
                                                             ----------------------                          ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....             (10,304,797)                                             --
Beginning Accumulation Units Outstanding ..................              86,700,537                                              --
                                                             ----------------------                          ----------------------
Ending Accumulation Units Outstanding .....................              76,395,740                                              --
                                                             ======================                          ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.60%/(2)/
                                                             ----------------------
Accumulation Unit Value ...................................               0.7841722
Net Assets Attributable to Accumulation Units Outstanding .               3,923,427
                                                             ======================
Accumulation Units Issued .................................                 400,132
Accumulation Units Redeemed ...............................              (3,579,907)
                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              (3,179,775)
Beginning Accumulation Units Outstanding ..................               8,183,163
                                                             ----------------------
Ending Accumulation Units Outstanding .....................               5,003,388
                                                             ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.40%/(2)/
                                                             ----------------------
Accumulation Unit Value ...................................               0.5929665
Net Assets Attributable to Accumulation Units Outstanding .               1,972,488
                                                             ======================
Accumulation Units Issued .................................               4,040,931
Accumulation Units Redeemed ...............................                (714,457)
                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....               3,326,474
Beginning Accumulation Units Outstanding ..................                       -
                                                             ----------------------
Ending Accumulation Units Outstanding .....................               3,326,474
                                                             ======================

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG SUNAMERICA 2020    AIG RETIREMENT CO. I    AIG RETIREMENT CO. I
                                                                HIGH WATERMARK     MID CAP STRATEGIC GROWTH    SMALL CAP SPECIAL
                                                                     FUND                    FUND                 VALUES FUND
                                                                  DIVISION 82            DIVISION 83             DIVISION 84
                                                            ---------------------- ------------------------ ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ...... 1.00%/(2) (3) (4) (5)/               1.45%/(1)/ 1.00%/(2) (3) (4) (5)/
                                                            ---------------------- ------------------------ ----------------------
Accumulation Unit Value ...................................              0.9867030                0.7694726              0.6589700
Net Assets Attributable to Accumulation Units Outstanding .             10,492,575                    3,741            117,712,977
                                                            ====================== ======================== ======================
Accumulation Units Issued .................................              2,713,090                    2,958              9,989,860
Accumulation Units Redeemed ...............................             (1,706,533)                  (8,739)           (43,256,011)
                                                            ---------------------- ------------------------ ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              1,006,557                   (5,781)           (33,266,151)
Beginning Accumulation Units Outstanding ..................              9,628,949                   10,643            211,527,802
                                                            -----------------------------------------------------------------------
Ending Accumulation Units Outstanding .....................             10,635,506                    4,862            178,261,651
                                                            ====================== ======================== ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.80%/(2)/   1.00%/(2) (3) (4) (5)/             0.80%/(2)/
                                                            ---------------------- ------------------------ ----------------------
Accumulation Unit Value ...................................              0.9943811                0.7838367              0.6630416
Net Assets Attributable to Accumulation Units Outstanding .              1,379,388              145,534,682             31,892,226
                                                            ====================== ======================== ======================
Accumulation Units Issued .................................                497,198               17,085,149              6,094,549
Accumulation Units Redeemed ...............................               (311,783)             (41,347,544)           (15,822,899)
                                                            ---------------------- ------------------------ ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                185,415              (24,262,395)            (9,728,350)
Beginning Accumulation Units Outstanding ..................              1,201,870              209,736,140             57,828,742
                                                            ---------------------- ------------------------ -----------------------
Ending Accumulation Units Outstanding .....................              1,387,285              185,473,745             48,100,392
                                                            ====================== ======================== ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.60%/(2)/               0.95%/(1)/             0.60%/(2)/
                                                            ---------------------- ------------------------ ----------------------
Accumulation Unit Value ...................................              1.0020957                0.7853092              0.6671463
Net Assets Attributable to Accumulation Units Outstanding .                  5,314                       --              1,980,802
                                                            ====================== ======================== ======================
Accumulation Units Issued .................................                  2,557                       --                610,448
Accumulation Units Redeemed ...............................                     --                       --             (1,137,477)
                                                            ---------------------- ------------------------ ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                  2,557                       --               (527,029)
Beginning Accumulation Units Outstanding ..................                  2,746                       --              3,496,149
                                                            ---------------------- ------------------------ ----------------------
Ending Accumulation Units Outstanding .....................                  5,303                       --              2,969,120
                                                            ====================== ======================== ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......             0.40%/(2)/               0.80%/(2)/             0.40%/(2)/
                                                            ---------------------- ------------------------ ----------------------
Accumulation Unit Value ...................................              0.8068327                0.7901761              0.5881356
Net Assets Attributable to Accumulation Units Outstanding .                     --               32,743,556                     --
                                                            ====================== ======================== ======================
Accumulation Units Issued .................................                     --               11,018,354                     --
Accumulation Units Redeemed ...............................                     --              (13,155,637)                    --
                                                            ---------------------- ------------------------ ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                     --               (2,137,283)                    --
Beginning Accumulation Units Outstanding ..................                     --               43,577,178                     --
                                                            ---------------------- ------------------------ ----------------------
Ending Accumulation Units Outstanding .....................                     --               41,439,895                     --
                                                            ====================== ======================== ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......                                      0.60%/(2)/
                                                                                   ------------------------
Accumulation Unit Value ...................................                                       0.7966133
Net Assets Attributable to Accumulation Units Outstanding .                                       1,825,471
                                                                                   ========================
Accumulation Units Issued .................................                                         754,931
Accumulation Units Redeemed ...............................                                      (3,024,842)
                                                                                   ------------------------
Increase (Decrease) in Accumulation Units Outstanding .....                                      (2,269,911)
Beginning Accumulation Units Outstanding ..................                                       4,561,455
                                                                                   ------------------------
Ending Accumulation Units Outstanding .....................                                       2,291,544
                                                                                   ========================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......                                      0.40%/(2)/
                                                                                   ------------------------
Accumulation Unit Value ...................................                                       0.4959319
Net Assets Attributable to Accumulation Units Outstanding .                                       1,195,241
                                                                                   ========================
Accumulation Units Issued .................................                                       3,519,097
Accumulation Units Redeemed ...............................                                      (1,109,005)
                                                                                   ------------------------
Increase (Decrease) in Accumulation Units Outstanding .....                                       2,410,092
Beginning Accumulation Units Outstanding ..................                                              --
                                                                                   ------------------------
Ending Accumulation Units Outstanding .....................                                       2,410,092
                                                                                   ========================

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. I    AIG RETIREMENT CO. I    AIG RETIREMENT CO. I
                                                                    SMALL MID         SMALL CAP AGGRESSIVE       GLOBAL EQUITY
                                                                   GROWTH FUND             GRWOTH FUND                FUND
                                                                   DIVISION 85             DIVISION 86            DIVISION 87
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/              1.45%/(1)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.6052145               0.6779555               0.6912835
Net Assets Attributable to Accumulation Units Outstanding .              53,706,331              29,275,313                  47,298
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................               6,332,951               8,433,976                  70,091
Accumulation Units Redeemed ...............................             (16,439,366)            (14,291,066)                (97,414)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....             (10,106,415)             (5,857,090)                (27,323)
Beginning Accumulation Units Outstanding ..................              98,751,123              48,974,593                  95,744
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................              88,644,708              43,117,503                  68,421
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.80%/(2)/              0.80%/(2)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.6089619               0.6821406               0.7011308
Net Assets Attributable to Accumulation Units Outstanding .              15,597,424               8,062,159             157,936,995
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................               3,223,741               3,440,736               9,380,460
Accumulation Units Redeemed ...............................              (6,689,674)             (2,884,294)            (41,156,799)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....              (3,465,933)                556,442             (31,776,339)
Beginning Accumulation Units Outstanding ..................              29,079,281              11,262,606             256,512,330
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................              25,613,348              11,819,048             224,735,991
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.60%/(2)/              0.60%/(2)/              0.95%/(1)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.6127278               0.6863641               0.7021308
Net Assets Attributable to Accumulation Units Outstanding .                 583,804                 582,260                      --
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                 296,029                 393,125                      --
Accumulation Units Redeemed ...............................                (403,458)               (306,926)                     --
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                (107,429)                 86,199                      --
Beginning Accumulation Units Outstanding ..................               1,060,246                 762,472                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................                 952,817                 848,671                      --
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.40%/(2)/              0.40%/(2)/              0.80%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value                                                   0.5440132               0.5474002               0.7054790
Net Assets Attributable to Accumulation Units Outstanding .                      --                      --              35,947,945
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                      --                      --              15,704,843
Accumulation Units Redeemed ...............................                      --                      --             (24,424,393)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                      --                      --              (8,719,550)
Beginning Accumulation Units Outstanding ..................                      --                      --              59,675,090
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................                      --                      --              50,955,540
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......                                                              0.60%/(2)/
                                                                                                             ----------------------
Accumulation Unit Value ...................................                                                               0.7098454
Net Assets Attributable to Accumulation Units Outstanding .                                                               3,144,488
                                                                                                             ======================
Accumulation Units Issued .................................                                                               1,273,986
Accumulation Units Redeemed ...............................                                                             (18,427,698)
                                                                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                                                             (17,153,712)
Beginning Accumulation Units Outstanding ..................                                                              21,583,563
                                                                                                             ----------------------
Ending Accumulation Units Outstanding .....................                                                               4,429,851
                                                                                                             ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                                     0.40%/(2)/
                                                                                                             ----------------------
Accumulation Unit Value ...................................                                                               0.4920009
Net Assets Attributable to Accumulation Units Outstanding .                                                              11,246,880
                                                                                                             ======================
Accumulation Units Issued .................................                                                              28,522,575
Accumulation Units Redeemed ...............................                                                              (5,663,105)
                                                                                                             ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                                                              22,859,470
Beginning Accumulation Units Outstanding ..................                                                                      --
                                                                                                             ----------------------
Ending Accumulation Units Outstanding .....................                                                              22,859,470
                                                                                                             ======================

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2008.

                                                              AIG RETIREMENT CO. I    AIG RETIREMENT CO. I    AIG RETIREMENT CO. I
                                                                 GLOBAL STRATEGY          FOREIGN VALUE           REAL ESTATE
                                                                      FUND                    FUND                    FUND
                                                                   DIVISION 88             DIVISION 89            DIVISION 101
                                                             ----------------------  ----------------------  ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               1.0382941               0.7378641               0.6425161
Net Assets Attributable to Accumulation Units Outstanding .             296,059,251             459,301,143             156,596,285
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................              29,235,514              56,481,663             247,452,797
Accumulation Units Redeemed ...............................             (57,435,881)           (109,220,304)             (4,279,405)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....             (28,200,367)            (52,738,641)            243,173,392
Beginning Accumulation Units Outstanding ..................             312,569,282             672,951,247                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................             284,368,915             620,212,606             243,173,392
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.80%/(2)/              0.80%/(2)/              0.80%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value                                                   1.0447284               0.7424146               0.6435761
Net Assets Attributable to Accumulation Units Outstanding .              68,678,028              99,228,162              31,811,824
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................              21,333,282              46,390,027              50,245,129
Accumulation Units Redeemed ...............................             (21,487,269)            (72,337,951)               (815,350)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                (153,987)            (25,947,924)             49,429,779
Beginning Accumulation Units Outstanding ..................              65,892,584             159,603,928                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................              65,738,597             133,656,004              49,429,779
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.60%/(2)/              0.60%/(2)/              0.60%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               1.0511880               0.7470240               0.6446330
Net Assets Attributable to Accumulation Units Outstanding .               4,772,100               7,891,548                 925,563
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                 949,755               3,919,180               1,592,260
Accumulation Units Redeemed ...............................              (1,406,420)             (4,940,786)               (156,462)
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                (456,665)             (1,021,606)              1,435,798
Beginning Accumulation Units Outstanding ..................               4,996,405              11,585,693                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................               4,539,740              10,564,087               1,435,798
                                                             ======================  ======================  ======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF: ......              0.40%/(2)/              0.40%/(2)/              0.40%/(2)/
                                                             ----------------------  ----------------------  ----------------------
Accumulation Unit Value ...................................               0.7584709               0.5279415               0.6456960
Net Assets Attributable to Accumulation Units Outstanding .                      --                 785,713                      --
                                                             ======================  ======================  ======================
Accumulation Units Issued .................................                      --               1,917,561                      --
Accumulation Units Redeemed ...............................                      --                (429,304)                     --
                                                             ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units Outstanding .....                      --               1,488,257                      --
Beginning Accumulation Units Outstanding ..................                      --                      --                      --
                                                             ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding .....................                      --               1,488,257                      --
                                                             ======================  ======================  ======================

/(1)/  Offered in registered Potentia Product

/(2)/  Offered in Portfolio Director Product

/(3)/  Offered in Group Unit Purchase Product

/(4)/  Offered in Independence Plus Fixed and Variable Annuity Product

/(5)/  Offered in Impact Fixed and Variable Annuity Product

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended December 31, 2008, follows:

                            AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------   -----------------------------------------------------------
                          UNIT FAIR VALUE         NET        AVERAGE    INVESTMENT                     TOTAL RETURN
              UNITS         LOWEST TO           ASSETS     NET ASSETS     INCOME       EXPENSE          LOWEST TO
              (000s)         HIGHEST            (000s)       (000s)     RATIO/(1)/   RATIO/(2)/        HIGHEST/(3)/
             -------   --------------------   ----------   ----------   ----------   ----------   --------------------
AIG RETIREMENT CO. I CAPITAL CONSERVATION FUND, DIVISION 1
2008 .....       491   $ 4.98                 $    2,453   $ 2,652.00      7.31%        1.01%      -3.97%
2007 .....       549     5.19                      2,850        3,060      5.31%        1.01%       2.63%
2006 .....       647     5.06                      3,270        3,370      1.47%        0.98%       3.48%
2005 .....       710     4.89                      3,471        3,686      4.19%        0.99%       0.77%
2004 .....       805     4.85                      3,901        3,989      3.56%        1.00%       2.94%
AIG RETIREMENT CO. I MONEY MARKET I FUND, DIVISION 2
2008 .....       443   $ 3.04                 $    1,344   $    1,331      2.32%        1.06%       1.21%
2007 .....       439     3.00                      1,317        1,403      4.95%        1.08%       3.65%
2006 .....       514     2.89                      1,488        1,634      4.33%        0.96%       3.58%
2005 .....       637     2.79                      1,779        1,792      2.79%        1.04%       1.71%
2004 .....       657     2.75                      1,805        1,915      0.82%        1.05%      -0.20%
AIG RETIREMENT CO. I MID CAP INDEX FUND, DIVISION 4
2008 .....   244,773   $ 0.59   to     7.49   $1,556,585   $2,249,264      1.26%        0.96%     -37.81%  to   -37.14%
2007 .....   266,356     1.55   to    11.93    2,889,174    2,854,907      1.20%        0.96%       6.07%  to     6.99%
2006 .....   250,494     1.46   to    11.15    2,555,661    2,391,440      0.51%        0.96%       8.38%  to     9.32%
2005 .....   233,145     1.35   to    10.20    2,171,514    1,933,336      1.02%        0.96%      10.57%  to    11.53%
2004 .....   214,907     1.22   to     9.15    1,806,400    1,543,301      0.84%        0.98%      14.37%  to    15.35%
AIG RETIREMENT CO. I ASSET ALLOCATION FUND, DIVISION 5
2008 .....    27,866   $ 0.75   to     4.44   $  112,753   $  142,569      3.18%        0.99%     -22.88%  to   -22.41%
2007 .....    32,061     5.22   to     5.74      167,933      172,035      2.82%        0.99%       5.24%  to     5.66%
2006 .....    34,238     4.96   to     5.43      170,212      167,501      1.60%        0.98%      10.65%  to    11.09%
2005 .....    38,102     4.48   to     4.89      171,347      181,762      2.44%        0.98%       2.68%  to     3.09%
2004 .....    45,466     4.36   to     4.74      198,651      192,593      1.84%        0.99%       7.41%  to     7.84%
AIG RETIREMENT CO. I MONEY MARKET I FUND, DIVISION 6
2008 .....   234,879   $ 1.02   to     2.35   $  496,779   $  469,954      2.27%        0.98%       0.75%  to     1.82%
2007 .....   211,605     1.08   to     2.31      443,130      413,701      4.70%        0.98%       3.17%  to     4.07%
2006 .....   186,929     1.04   to     2.22      384,271      353,153      4.57%        0.96%       3.11%  to     4.00%
2005 .....   168,376     1.01   to     2.14      322,035      325,994      2.76%        0.96%       1.24%  to     2.12%
2004 .....   169,102     1.00   to     2.09      329,953      354,985      0.78%        0.93%      -0.66%  to     0.20%
AIG RETIREMENT CO. I CAPITAL CONSERVATION FUND, DIVISION 7
2008 .....    38,835   $ 0.97   to     3.06   $  109,358   $  141,419      6.13%        0.89%      -3.97%  to    -3.39%
2007 .....    59,709     2.91   to     3.17      173,479      190,291      5.24%        0.93%       2.63%  to     3.04%
2006 .....    72,949     2.83   to     3.08      207,102      158,612      1.97%        1.03%       3.48%  to     3.89%
2005 .....    40,013     2.74   to     2.96      110,122       96,391      3.81%        0.87%       0.77%  to     1.17%
2004 .....    30,328     2.72   to     2.93       82,661       79,470      3.51%        0.97%       2.94%  to     3.35%
AIG RETIREMENT CO. I GOVERNMENT SECURITIES FUND, DIVISION 8
2008 .....    48,452   $ 1.12   to     3.59   $  160,387   $  129,526      2.74%        0.97%       8.66%  to     9.32%
2007 .....    33,698     3.02   to     3.29      101,522       96,840      4.49%        0.98%       6.59%  to     7.02%
2006 .....    35,001     2.83   to     3.08       99,642      105,383      2.25%        0.97%       2.01%  to     2.42%
2005 .....    40,621     2.78   to     3.00      113,302      118,579      3.45%        0.98%       1.60%  to     2.00%
2004 .....    45,451     2.73   to     2.94      124,294      129,246      2.85%        0.99%       2.41%  to     2.82%
AIG RETIREMENT CO. I STOCK INDEX FUND, DIVISION 10A
2008 .....     6,222   $17.09                 $  108,696   $  158,889      2.14%        1.03%     -37.83%
2007 .....     7,438    27.48                    209,082      221,267      1.50%        1.03%       4.07%
2006 .....     8,641    26.41                    233,452      235,241      0.81%        0.99%      14.26%
2005 .....    10,025    23.11                    237,030      246,941      1.48%        0.98%       3.52%
2004 .....    11,234    22.33                    256,852      258,387      1.54%        0.98%       9.41%
AIG RETIREMENT CO. I STOCK INDEX FUND, DIVISION 10B
2008 .....       343   $29.06                 $   10,107   $   14,389      2.23%        0.42%     -37.46%
2007 .....       394    46.48                     18,670       19,183      1.55%        0.43%       4.68%
2006 .....       433    44.40                     19,696       19,747      0.82%        0.39%      14.91%
2005 .....       500    38.64                     19,797       20,921      1.49%        0.43%       4.11%
2004 .....       579    37.11                     22,044       21,845      1.54%        0.37%      10.07%

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------   -----------------------------------------------------------
                          UNIT FAIR VALUE         NET        AVERAGE    INVESTMENT                     TOTAL RETURN
              UNITS         LOWEST TO           ASSETS     NET ASSETS     INCOME       EXPENSE          LOWEST TO
              (000s)         HIGHEST            (000s)       (000s)     RATIO/(1)/   RATIO/(2)/        HIGHEST/(3)/
             -------   --------------------   ----------   ----------   ----------   ----------   --------------------
AIG RETIREMENT CO. I STOCK INDEX FUND. DIVISION 10C
2008 .....   680,762   $ 0.59   to   $ 3.95   $2,299,825   $3,429,040      2.09%        0.97%     -38.12%  to   -37.46%
2007 .....   780,662     1.10   to     6.33    4,558,255    4,610,909      1.58%        0.98%       3.59%  to     4.49%
2006 .....   827,755     1.06   to     6.05    4,663,564    4,416,739      0.86%        0.95%      13.74%  to    14.72%
2005 .....   849,383     0.93   to     5.28    4,169,914    4,093,536      1.47%        0.94%       3.05%  to     3.94%
2004 .....   845,578     0.91   to     5.08    4,017,159    3,850,094      1.54%        0.94%       8.91%  to     9.85%
AIG RETIREMENT CO. I STOCK INDEX FUND, DIVISION 10D
2008 .....     1,970   $ 6.43                 $   12,736   $   18,529      2.16%        1.01%     -37.83%
2007 .....     2,341    10.34                     24,323       25,605      1.52%        1.04%       4.07%
2006 .....     2,692     9.93                     26,887       26,461      0.83%        0.98%      14.26%
2005 .....     2,979     8.69                     26,034       27,647      1.48%        0.99%       3.52%
2004 .....     3,467     8.40                     29,260       29,060      1.53%        0.97%       9.41%
AIG RETIREMENT CO. I INTERNATIONAL EQUITIES FUND, DIVISION 11
2008 .....   546,311   $ 0.53   to   $ 1.30   $  664,239   $  885,419      3.44%        0.96%     -43.96%  to   -43.62%
2007 .....   492,598     2.15   to     2.32    1,061,636    1,018,204      2.44%        0.97%       7.68%  to     8.11%
2006 .....   463,641     2.00   to     2.14      929,585      796,041      1.71%        0.97%      21.84%  to    22.33%
2005 .....   394,287     1.64   to     1.75      648,641      520,365      1.81%        0.97%      15.82%  to    16.29%
2004 .....   265,712     1.42   to     1.51      376,837      224,399      1.43%        0.98%      16.68%  to    17.15%
AIG RETIREMENT CO. I GLOBAL SOCIAL AWARENESS FUND, DIVISION 12
2008 .....   112,984   $ 0.56   to   $ 2.83   $  297,995   $  445,017      2.15%        0.93%     -40.85%  to   -40.22%
2007 .....    99,869     1.09   to     4.75      442,767      449,026      1.22%        0.96%       2.88%  to     3.77%
2006 .....    98,760     1.06   to     4.58      424,214      394,505      0.74%        0.96%      13.85%  to    14.83%
2005 .....   102,370     0.93   to     3.99      384,400      390,447      1.19%        0.97%       2.56%  to     3.45%
2004 .....   113,968     0.91   to     3.85      414,408      408,421      1.24%        0.98%       8.99%  to     9.93%
AIG RETIREMENT CO. I INTERNATIONAL GOVERNMENT BOND FUND, DIVISION 13
2008 .....    63,244   $ 0.99   to   $ 2.63   $  156,509   $  165,606      5.75%        0.96%      -1.56%  to    -0.96%
2007 .....    56,482     2.50   to     2.66      141,092      135,703      5.15%        0.97%       5.95%  to     6.38%
2006 .....    57,640     2.36   to     2.50      136,108      137,789      4.04%        0.97%       6.88%  to     7.31%
2005 .....    64,324     2.20   to     2.33      142,221      147,764      3.96%        0.97%      -1.60%  to    -1.20%
2004 .....    69,235     2.24   to     2.36      154,892      148,766      5.09%        0.98%       9.53%  to     9.97%
AIG RETIREMENT CO. I SMALL CAP INDEX FUND, DIVISION 14
2008 .....   269,419   $ 0.60   to   $ 2.62   $  647,869   $  881,941      1.61%        0.96%     -35.42%  to   -34.73%
2007 .....   302,678     1.44   to     4.03    1,146,052    1,171,294      1.10%        0.97%      -3.32%  to    -2.48%
2006 .....   287,518     1.49   to     4.13    1,124,330    1,001,724      0.40%        0.96%      16.36%  to    17.36%
2005 .....   260,165     1.28   to     3.52      870,870      745,223      0.95%        0.96%       2.76%  to     3.65%
2004 .....   201,258     1.25   to     3.40      650,837      502,550      0.84%        0.98%      16.18%  to    17.18%
AIG RETIREMENT CO. I CORE EQUITY FUND, DIVISION 15
2008 .....   139,868   $ 0.60   to   $ 1.59   $  210,844   $  301,477      0.94%        0.97%     -37.70%  to   -37.32%
2007 .....   162,588     2.41   to     2.55      389,413      430,337      0.90%        0.97%       1.95%  to     2.36%
2006 .....   191,812     2.37   to     2.49      455,319      471,012      0.65%        0.97%      10.63%  to    11.07%
2005 .....   233,609     2.14   to     2.24      500,832      535,381      1.04%        0.97%       2.93%  to     3.34%
2004 .....   282,887     2.08   to     2.17      585,907      596,629      1.18%        0.98%       6.96%  to     7.39%
AIG RETIREMENT CO. I GROWTH & INCOME FUND, DIVISION 16
2008 .....    44,144   $ 0.60   to   $ 1.75   $   73,428   $  106,096      1.90%        0.98%     -37.67%  to   -37.00%
2007 .....    49,658     1.09   to     2.79      131,332      136,637      1.20%        0.98%       5.49%  to     6.40%
2006 .....    55,058     1.03   to     2.62      137,552      137,079      0.65%        0.98%      13.68%  to    14.66%
2005 .....    65,279     0.91   to     2.29      142,823      153,769      1.18%        0.98%      -0.01%  to     0.85%
2004 .....    77,184     0.91   to     2.27      167,042      167,906      0.95%        0.99%       9.11%  to    10.05%

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------   -----------------------------------------------------------
                          UNIT FAIR VALUE         NET        AVERAGE    INVESTMENT                     TOTAL RETURN
              UNITS         LOWEST TO           ASSETS     NET ASSETS     INCOME       EXPENSE          LOWEST TO
              (000s)         HIGHEST            (000s)       (000s)     RATIO/(1)/   RATIO/(2)/        HIGHEST/(3)/
             -------   --------------------   ----------   ----------   ----------   ----------   --------------------
AIG RETIREMENT CO. I SCIENCE & TECHNOLOGY FUND, DIVISION 17
2008 .....   331,257   $ 0.33   to   $ 1.52   $  463,670   $  736,702        --         0.96%     -46.77%  to   -46.20%
2007 .....   360,978     0.62   to     2.84      968,391      970,673        --         0.96%      15.98%  to    16.99%
2006 .....   424,261     0.53   to     2.42      981,809    1,035,644        --         0.96%       4.32%  to     5.22%
2005 .....   511,716     0.51   to     2.30    1,129,864    1,177,302        --         0.96%       1.83%  to     2.71%
2004 .....   618,736     0.50   to     2.24    1,328,628    1,351,782        --         0.98%      -0.67%  to     0.19%
AIG RETIREMENT CO. I SMALL CAP FUND, DIVISION 18
2008 .....   137,567   $ 0.60   to   $ 1.87   $  240,997   $  341,874      0.38%        0.98%     -34.91%  to   -34.52%
2007 .....   160,027     2.68   to     2.86      428,636      511,816      0.03%        0.98%      -7.14%  to    -6.76%
2006 .....   194,385     2.88   to     3.06      561,593      601,283        --         0.97%       7.33%  to     7.76%
2005 .....   231,549     2.68   to     2.84      616,086      622,771        --         0.97%       6.26%  to     6.69%
2004 .....   262,835     2.53   to     2.66      662,328      614,333        --         0.98%      17.83%  to    18.30%
TEMPLETON GLOBAL ASSET ALLOCATION FUND, DIVISION 19 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $  403,978        --         0.49%       7.95%  to     8.13%
2005 .....   150,266     2.64   to     2.83      398,848      387,058      3.93%        1.21%       2.57%  to     2.98%
2004 .....   145,175     2.57   to     2.74      374,152      321,788      2.96%        1.23%      14.49%  to    14.95%
AIG RETIREMENT CO. I INTERNATIONAL GROWTH I FUND, DIVISION 20
2008 .....   267,849   $ 0.54   to   $ 1.62   $  411,248   $  584,007      1.65%        0.95%     -42.57%  to   -42.22%
2007 .....   263,159     2.64   to     2.81      698,587      661,103      0.92%        0.95%      13.53%  to    13.99%
2006 .....   258,416     2.33   to     2.47      605,093      506,825      1.83%        0.95%      25.12%  to    25.62%
2005 .....   219,896     1.86   to     1.96      408,838      390,878      1.35%        0.97%      12.57%  to    13.02%
2004 .....   246,624     1.65   to     1.74      407,359      385,156      0.60%        0.98%      14.45%  to    14.91%
AIG RETIREMENT CO. I CORE VALUE FUND, DIVISION 21
2008 .....    89,191   $ 0.60   to   $ 1.31   $  107,471   $  156,956      2.32%        0.95%     -35.88%  to   -35.49%
2007 .....   109,148     1.87   to     2.04      202,154      231,639      1.64%        0.95%      -1.44%  to    -1.05%
2006 .....   126,790     1.90   to     2.06      242,124      233,026      0.82%        0.95%      15.98%  to    16.44%
2005 .....   137,303     1.64   to     1.77      225,277      231,100      1.90%        0.96%       3.52%  to     3.94%
2004 .....   154,912     1.58   to     1.70      241,354      233,026      1.81%        0.96%      11.68%  to    12.13%
VANGUARD LONG-TERM INVESTMENT GRADE FUND, DIVISION 22
2008 .....    80,380   $ 1.03   to   $ 2.21   $  161,331   $  163,740      6.06%        0.95%       1.27%  to     1.89%
2007 .....    95,031     1.96   to     2.18      185,261      207,885      5.78%        0.96%       2.72%  to     3.13%
2006 .....   116,751     1.91   to     2.11      224,574      214,276      5.71%        0.95%       1.83%  to     2.24%
2005 .....   114,312     1.87   to     2.06      215,609      209,251      5.34%        0.95%       4.09%  to     4.51%
2004 .....   108,313     1.80   to     1.97      195,275      182,470      5.61%        0.96%       7.86%  to     8.29%
VANGUARD LONG-TERM TREASURY FUND, DIVISION 23
2008 .....   179,085   $ 1.27   to   $ 2.77   $  457,525   $  363,716      4.33%        0.94%      21.29%  to    22.02%
2007 .....   138,737     2.09   to     2.27      288,608      280,019      4.84%        0.95%       8.15%  to     8.58%
2006 .....   147,344     1.93   to     2.09      286,342      303,205      4.95%        0.95%       0.73%  to     1.13%
2005 .....   173,758     1.92   to     2.07      333,761      317,350      4.84%        0.96%       5.55%  to     5.97%
2004 .....   162,227     1.82   to     1.95      295,240      295,301      5.03%        0.97%       6.05%  to     6.48%
VANGUARD WINDSOR II FUND, DIVISION 24
2008 .....   694,646   $ 0.58   to   $ 1.81   $1,128,091   $1,499,307      2.96%        1.20%     -37.49%  to   -37.11%
2007 .....   669,939     2.65   to     2.89    1,761,795    1,909,890      2.19%        1.21%       0.95%  to     1.36%
2006 .....   696,334     2.62   to     2.85    1,837,638    1,671,001      2.33%        1.20%      16.78%  to    17.25%
2005 .....   702,946     2.25   to     2.43    1,566,299    1,483,284      2.17%        1.20%       5.68%  to     6.11%
2004 .....   644,293     2.12   to     2.29    1,372,830    1,183,729      2.11%        1.21%      16.84%  to    17.31%
VANGUARD WELLINGTON FUND, DIVISION 25
2008 .....   618,448   $ 0.76   to   $ 2.26   $1,225,434   $1,497,681      3.54%        1.20%     -23.26%  to   -22.80%
2007 .....   633,980     2.65   to     2.93    1,651,772    1,638,117      3.22%        1.21%       7.02%  to     7.45%
2006 .....   611,262     2.47   to     2.73    1,524,379    1,384,025      3.09%        1.20%      13.51%  to    13.96%
2005 .....   586,360     2.18   to     2.40    1,284,053    1,208,911      2.97%        1.20%       5.50%  to     5.92%
2004 .....   552,256     2.06   to     2.26    1,142,920    1,017,473      3.02%        1.21%       9.79%  to    10.23%
PUTNAM NEW OPPORTUNITIES FUND, DIVISION 26 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $  546,967        --         0.40%       0.70%  to     1.05%
2005 .....   438,965     0.72   to     1.36      559,314      568,259        --         0.95%       8.33%  to     9.27%
2004 .....   526,535     0.67   to     1.25      617,991      620,357        --         0.96%       8.50%  to     9.44%

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------   -----------------------------------------------------------
                          UNIT FAIR VALUE         NET        AVERAGE    INVESTMENT                     TOTAL RETURN
              UNITS         LOWEST TO           ASSETS     NET ASSETS     INCOME       EXPENSE          LOWEST TO
              (000s)         HIGHEST            (000s)       (000s)     RATIO/(1)/   RATIO/(2)/        HIGHEST/(3)/
             -------   --------------------   ----------   ----------   ----------   ----------   --------------------
PUTNAM OTC & EMERGING GROWTH FUND, DIVISION 27 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $  188,156        --         0.41%       6.07%  to     6.43%
2005 .....   300,718     0.57   to     1.29      189,177      194,028        --         0.96%       6.20%  to     7.11%
2004 .....   362,619     0.54   to     1.21      214,218      213,954        --         0.97%       6.36%  to     7.28%
PUTNAM GLOBAL EQUITY FUND, DIVISION 28 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $  376,020        --         0.39%       7.38%  to     7.75%
2005 .....   265,050     0.88   to     1.53      373,886      374,697      0.83%        0.94%       7.12%  to     8.05%
2004 .....   297,644     0.82   to     1.41      392,170      378,921      0.25%        0.96%      11.90%  to    12.86%
AIG RETIREMENT CO. I LARGE CAP GROWTH FUND, DIVISION 30 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $  324,192      0.18%        0.40%      -1.18%  to    -1.02%
2005 .....   300,698     1.12   to     1.21      336,720      362,869      0.61%        0.96%       1.13%  to     1.54%
2004 .....   372,247     1.11   to     1.20      411,133      427,053        --         0.96%       4.24%  to     4.66%
AMERICAN CENTURY ULTRA FUND, DIVISION 31 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $  942,108        --         0.41%      -5.34%  to    -5.02%
2005 .....   601,775     0.86   to     1.82    1,007,713    1,036,454      0.12%        0.99%       0.64%  to     1.50%
2004 .....   681,209     0.86   to     1.80    1,121,768    1,080,945        --         0.99%       9.09%  to    10.03%
TEMPLETON FOREIGN FUND, DIVISION 32 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $  676,066        --         0.39%       6.90%  to     7.08%
2005 .....   336,992     1.92   to     2.07      645,925      586,347      1.72%        0.95%       9.53%  to     9.97%
2004 .....   312,327     1.75   to     1.88      545,727      469,327      2.08%        0.97%      16.96%  to    17.43%
AIG RETIREMENT CO. II INTERNATIONAL SMALL CAP EQUITY FUND, DIVISION 33
2008 .....   406,274   $ 0.52   to   $ 1.32   $  516,024   $  616,841      1.17%        0.72%     -41.85%  to   -41.50%
2007 .....   347,000     2.18   to     2.26      752,863      702,426      0.59%        0.72%       5.06%  to     5.49%
2006 .....   275,096     2.07   to     2.14      569,761      383,808      0.50%        0.71%      19.33%  to    19.81%
2005 .....   141,743     1.74   to     1.79      245,939       86,678      0.44%        0.70%      28.49%  to    29.00%
2004 .....    18,383     1.35   to     1.38       24,572       25,491      1.23%        0.64%      18.44%  to    18.92%
AIG RETIREMENT CO. II SMALL CAP GROWTH FUND, DIVISION 35
2008 .....    31,934   $ 0.52   to   $ 0.99   $   30,327   $   41,375        --         0.71%     -44.05%  to   -43.31%
2007 .....    31,678     0.93   to     1.74       52,812       52,675        --         0.71%       2.53%  to     3.68%
2006 .....    29,224     0.90   to     1.68       47,591       47,517        --         0.70%       8.41%  to     9.62%
2005 .....    28,855     0.83   to     1.53       42,479       41,201        --         0.70%       3.26%  to     4.41%
2004 .....    29,634     0.81   to     1.47       42,220       39,933        --         0.66%       9.27%  to    10.49%
AIG RETIREMENT CO. II SMALL CAP VALUE FUND, DIVISION 36
2008 .....   145,609   $ 0.64   to   $ 1.66   $  228,970   $  259,868      1.06%        0.71%     -30.25%  to   -29.83%
2007 .....   106,944     2.28   to     2.37      244,244      234,509      0.65%        0.69%      -7.68%  to    -7.30%
2006 .....    64,994     2.47   to     2.56      161,107      112,445      0.57%        0.70%      17.91%  to    18.38%
2005 .....    45,167     2.10   to     2.16       87,273       93,033      0.68%        0.68%       5.92%  to     6.34%
2004 .....    46,339     1.98   to     2.03       91,703       71,872      0.68%        0.68%      18.48%  to    18.96%
AIG RETIREMENT CO. II MID CAP GROWTH FUND, DIVISION 37
2008 .....   167,995   $ 0.51   to   $ 0.82   $  132,414   $  166,293        --         0.72%     -47.02%  to   -46.70%
2007 .....    62,487     1.48   to     1.54       91,726       80,411        --         0.71%      13.07%  to    13.53%
2006 .....    46,415     1.31   to     1.36       61,039       55,659        --         0.71%      14.21%  to    14.66%
2005 .....    43,155     1.15   to     1.18       49,299       46,961        --         0.71%      10.42%  to    10.87%
2004 .....    46,181     1.04   to     1.07       47,973       45,888        --         0.69%      11.84%  to    12.29%
AIG RETIREMENT CO. II MID CAP VALUE FUND, DIVISION 38
2008 .....   193,079   $ 0.57   to   $ 2.17   $  393,903   $  513,298      0.46%        0.68%     -39.15%  to   -38.79%
2007 .....   137,959     3.41   to     3.54      470,359      494,779      0.46%        0.70%       2.03%  to     2.44%
2006 .....   122,876     3.35   to     3.46      411,742      351,099      0.39%        0.70%      15.87%  to    16.34%
2005 .....   108,200     2.89   to     2.97      304,188      274,020      0.05%        0.70%       8.59%  to     9.02%
2004 .....    90,191     2.66   to     2.73      239,126      188,597      0.18%        0.70%      15.39%  to    15.85%
AIG RETIREMENT CO. II CAPITAL APPRECIATION FUND, DIVISION 39
2008 .....    35,384   $ 0.49   to   $ 0.83   $   23,480   $   32,614      0.07%        0.71%     -44.98%  to   -44.26%
2007 .....    27,872     0.89   to     1.51       33,206       16,563      0.54%        0.69%      18.18%  to    19.50%
2006 .....     9,377     0.75   to     1.27        9,438       10,004      0.17%        0.64%       4.09%  to     5.25%
2005 .....    11,072     0.72   to     1.21       10,593       10,397      0.06%        0.63%       1.93%  to     3.07%
2004 .....    13,388     0.71   to     1.19       12,431       12,892      0.28%        0.55%       7.67%  to     8.87%

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------   -----------------------------------------------------------
                          UNIT FAIR VALUE         NET        AVERAGE    INVESTMENT                     TOTAL RETURN
              UNITS         LOWEST TO           ASSETS     NET ASSETS     INCOME       EXPENSE          LOWEST TO
              (000s)         HIGHEST            (000s)       (000s)     RATIO/(1)/   RATIO/(2)/        HIGHEST/(3)/
             -------   --------------------   ----------   ----------   ----------   ----------   --------------------
AIG RETIREMENT CO. II LARGE CAP VALUE FUND, DIVISION 40
2008 .....   115,417   $ 0.60   to   $ 1.41   $  156,942   $  279,624      1.78%        0.71%     -37.19%  to   -36.81%
2007 .....   181,763     2.16   to     2.24      391,778      366,717      0.99%        0.71%       2.28%  to     2.69%
2006 .....   141,357     2.11   to     2.18      298,102      125,597      0.97%        0.70%      17.68%  to    18.15%
2005 .....    31,182     1.79   to     1.84       55,688       49,323      1.09%        0.70%       8.05%  to     8.48%
2004 .....    27,681     1.66   to     1.70       44,861       40,691      1.36%        0.70%      12.71%  to    13.16%
AIG RETIREMENT CO. II SOCIALLY RESPONSIBLE FUND, DIVISION 41
2008 .....   624,830   $ 0.59   to   $ 0.99   $  593,031   $  845,688      1.67%        0.73%     -38.01%  to   -37.63%
2007 .....   673,004     1.53   to     1.59    1,026,361      823,411      1.11%        0.72%       3.20%  to     3.62%
2006 .....   331,640     1.48   to     1.53      490,929      255,910      0.88%        0.71%      14.74%  to    15.20%
2005 .....   106,547     1.29   to     1.33      136,627      140,003      1.21%        0.72%       3.31%  to     3.72%
2004 .....    75,008     1.25   to     1.28       93,678       35,242      1.40%        0.69%       9.12%  to     9.55%
AIG RETIREMENT CO. II MONEY MARKET II FUND, DIVISION 44
2008 .....   246,302   $ 1.03   to   $ 1.33   $  316,406   $  334,421      2.23%        0.71%       1.47%  to     2.08%
2007 .....   268,779     1.26   to     1.31      338,361      287,347      4.48%        0.72%       3.85%  to     4.27%
2006 .....   185,594     1.21   to     1.25      225,165      134,616      4.57%        0.70%       3.81%  to     4.22%
2005 .....    69,795     1.17   to     1.20       81,819       74,487      2.71%        0.70%       1.96%  to     2.37%
2004 .....    57,593     1.15   to     1.18       65,500       70,662      0.83%        0.71%       0.08%  to     0.48%
AIG RETIREMENT CO. I GROWTH FUND, DIVISION 45 (CLOSED) /(7)/
2004 .....        --   $   --   to   $   --   $       --   $    1,722        --         0.98%      -7.77%  to    -7.53%
AIG RETIREMENT CO. I NASDAQ-100(R) INDEX FUND, DIVISION 46
2008 .....   159,845   $ 0.33   to   $ 0.53   $   53,618   $   77,846      0.24%        0.97%     -42.99%  to   -42.65%
2007 .....   168,286     0.59   to     0.60       97,988       84,217      0.08%        0.97%      17.42%  to    17.89%
2006 .....   160,131     0.50   to     0.51       79,992       81,388      0.08%        0.96%       5.60%  to     6.02%
2005 .....   183,978     0.47   to     0.48       87,163       86,087      0.13%        0.96%       0.24%  to     0.64%
2004 .....   205,478     0.47   to     0.48       96,495       88,901      0.58%        0.97%       8.96%  to     9.39%
JANUS ADVISER WORLDWIDE FUND, DIVISION 47 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $   34,840        --         0.39%       1.34%  to     1.69%
2005 .....    51,168     0.69   to     1.24       35,315       35,762      0.79%        0.96%       4.54%  to     5.44%
2004 .....    58,805     0.66   to     1.18       38,569       38,867      0.35%        0.97%       3.21%  to     4.10%
AIG RETIREMENT CO. II AGGRESSIVE GROWTH LIFESTYLE FUND, DIVISION 48
2008 .....    53,544   $ 0.64   to   $ 1.38   $   71,085   $   84,221      2.28%        0.71%     -33.93%  to   -33.05%
2007 .....    46,108     1.33   to     2.06       90,631       79,120      1.71%        0.71%       8.20%  to     9.41%
2006 .....    35,981     1.23   to     1.89       65,628       51,931        --         0.71%      12.35%  to    13.60%
2005 .....    26,756     1.10   to     1.66       41,368       37,402      1.97%        0.70%      10.28%  to    11.51%
2004 .....    23,935     0.99   to     1.49       35,659       34,093      1.13%        0.61%      11.80%  to    13.05%
AIG RETIREMENT CO. II MODERATE GROWTH LIFESTYLE FUND, DIVISION 49
2008 .....    80,685   $ 0.71   to   $ 1.52   $  118,105   $  132,834      2.48%        0.72%     -27.25%  to   -26.29%
2007 .....    68,608     1.37   to     2.07      135,383      116,816      1.47%        0.72%       7.30%  to     8.51%
2006 .....    52,393     1.28   to     1.91       96,392       85,239      1.00%        0.71%       9.40%  to    10.62%
2005 .....    45,831     1.17   to     1.72       72,955       67,417      1.08%        0.69%       7.12%  to     8.31%
2004 .....    40,378     1.09   to     1.59       62,528       55,910      2.02%        0.66%       9.58%  to    10.80%
AIG RETIREMENT CO. II CONSERVATIVE GROWTH LIFESTYLE FUND, DIVISION 50
2008 .....    32,076   $ 0.80   to   $ 1.60   $   49,349   $   54,676      2.62%        0.70%     -19.51%  to   -18.45%
2007 .....    29,176     1.34   to     1.96       55,014       46,929      1.59%        0.70%       5.55%  to     6.74%
2006 .....    22,047     1.27   to     1.84       39,119       35,405        --         0.70%       8.05%  to     9.25%
2005 .....    20,165     1.17   to     1.68       31,560       29,879      2.84%        0.69%       4.70%  to     5.87%
2004 .....    17,680     1.12   to     1.59       28,401       28,523      2.63%        0.59%       7.55%  to     8.75%
VANGUARD LIFESTRATEGY GROWTH FUND, DIVISION 52
2008 .....    85,467   $ 0.62   to   $ 1.16   $   95,289   $  119,196      2.44%        1.22%     -35.21%  to   -34.82%
2007 .....    80,439     1.71   to     1.78      134,535      127,115      2.42%        1.21%       6.11%  to     6.54%
2006 .....    67,292     1.62   to     1.67      109,039       92,358      2.30%        1.19%      14.69%  to    15.15%
2005 .....    59,842     1.41   to     1.45       81,292       75,645      2.11%        1.18%       5.56%  to     5.98%
2004 .....    53,843     1.33   to     1.37       71,438       59,751      2.22%        1.17%      11.17%  to    11.62%

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------   -----------------------------------------------------------
                          UNIT FAIR VALUE         NET        AVERAGE    INVESTMENT                     TOTAL RETURN
              UNITS         LOWEST TO           ASSETS     NET ASSETS     INCOME       EXPENSE          LOWEST TO
              (000s)         HIGHEST            (000s)       (000s)     RATIO/(1)/   RATIO/(2)/        HIGHEST/(3)/
             -------   --------------------   ----------   ----------   ----------   ----------   --------------------
VANGUARD LIFESTRATEGY MODERATE GROWTH FUND, DIVISION 53
2008 .....    91,608   $ 0.71   to   $ 1.26   $  111,169   $  131,333      3.05%        1.21%     -27.41%  to   -26.97%
2007 .....    89,599     1.66   to     1.73      143,096      138,333      3.03%        1.21%       6.02%  to     6.44%
2006 .....    77,721     1.57   to     1.62      122,075      109,946      2.86%        1.19%      11.91%  to    12.35%
2005 .....    74,704     1.40   to     1.44       98,585       93,800      2.61%        1.16%       4.38%  to     4.80%
2004 .....    66,184     1.34   to     1.38       88,307       74,552      2.76%        1.15%       9.19%  to     9.63%
VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND, DIVISION 54
2008 .....    36,297   $ 0.79   to   $ 1.31   $   45,929   $   52,588      3.56%        1.21%     -20.52%  to   -20.04%
2007 .....    35,724     1.58   to     1.64       54,504       51,119      3.56%        1.21%       5.65%  to     6.08%
2006 .....    30,392     1.50   to     1.55       45,390       41,738      3.31%        1.20%       9.25%  to     9.69%
2005 .....    30,511     1.37   to     1.41       38,881       39,172      2.93%        1.18%       3.16%  to     3.57%
2004 .....    27,719     1.33   to     1.36       36,593       31,182      3.06%        1.18%       6.68%  to     7.11%
EVERGREEN SPECIAL VALUES FUND, DIVISION 55 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $  340,766        --         0.40%      10.02%  to    10.20%
2005 .....   155,352     1.98   to     2.04      308,806      262,766      0.90%        0.96%       9.34%  to     9.77%
2004 .....   123,345     1.81   to     1.86      222,791      174,070      0.84%        0.97%      18.85%  to    19.32%
EVERGREEN FUNDAMENTAL LARGE CAP FUND, DIVISION 56 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $  169,115      0.09%        0.40%       2.44%  to     2.60%
2005 .....   153,476     1.07   to     1.10      164,183      130,097      0.35%        0.98%       6.54%  to     6.97%
2004 .....   100,628     1.01   to     1.03      101,040       48,762      0.67%        0.98%       7.69%  to     8.12%
EVERGREEN EQUITY INCOME FUND, DIVISION 57 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $   24,752      0.24%        0.39%       4.35%  to     4.52%
2005 .....    20,068     1.23   to     1.27       24,720       43,787      1.39%        0.98%       2.50%  to     2.91%
2004 .....    49,455     1.20   to     1.23       59,178       37,663      1.68%        0.98%       9.03%  to     9.47%
AIG RETIREMENT CO. II CORE BOND FUND, DIVISION 58
2008 .....    80,969   $ 0.96   to   $ 1.43   $  108,756   $  155,936      5.27%        0.70%      -6.17%  to    -4.93%
2007 .....   139,732   $ 1.12   to   $ 1.51   $  203,021   $  144,955      4.26%        0.71%       2.36%  to     3.51%
2006 .....    61,262     1.09   to     1.46       86,706       61,717      3.87%        0.68%       3.42%  to     4.58%
2005 .....    39,368     1.05   to     1.40       49,423       50,952      3.84%        0.65%       0.72%  to     1.84%
2004 .....    31,364     1.04   to     1.37       41,882       35,826      4.13%        0.63%       3.28%  to     4.43%
AIG RETIREMENT CO. II STRATEGIC BOND FUND, DIVISION 59
2008 .....   159,484   $ 0.85   to   $ 1.71   $  262,296   $  308,244      7.78%        0.71%     -15.44%  to   -14.32%
2007 .....   164,042     1.34   to     2.00      314,387      278,977      4.88%        0.71%       2.63%  to     3.78%
2006 .....   121,930     1.30   to     1.92      227,069      182,636      4.17%        0.71%       6.98%  to     8.17%
2005 .....    85,455     1.21   to     1.78      147,391      119,144      4.33%        0.72%       3.38%  to     4.53%
2004 .....    55,556     1.17   to     1.70       91,514       72,372      5.75%        0.71%       9.01%  to    10.23%
AIG RETIREMENT CO. II HIGH YIELD BOND FUND, DIVISION 60
2008 .....   107,247   $ 0.68   to   $ 1.30   $  134,056   $  181,344      8.84%        0.71%     -31.81%  to   -31.40%
2007 .....   106,828     1.83   to     1.89      194,418      177,795      5.99%        0.72%       0.71%  to     1.12%
2006 .....    67,764     1.81   to     1.87      122,971       99,728      5.56%        0.72%      11.49%  to    11.94%
2005 .....    50,480     1.63   to     1.67       82,159       76,176      5.56%        0.72%       6.44%  to     6.87%
2004 .....    44,313     1.53   to     1.57       66,980       52,793      9.01%        0.70%      15.02%  to    15.48%
JANUS FUND, DIVISION 61 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $   50,144        --         0.39%       1.31%  to     1.48%
2005 .....    81,364     0.62   to     0.63       50,544       50,825      0.07%        0.95%       2.95%  to     3.36%
2004 .....    90,682     0.60   to     0.61       54,444       54,164        --         0.96%       3.64%  to     4.06%
AIM LARGE CAP GROWTH FUND, DIVISION 62 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $   19,019        --         0.40%      -0.03%  to     0.13%
2005 .....    58,454     0.32   to     0.32       17,433       16,321        --         0.94%       5.95%  to     6.36%
2004 .....    53,053     0.30   to     0.30       15,757       14,006        --         0.95%       8.21%  to     8.64%
CREDIT SUISSE SMALL CAP GROWTH FUND, DIVISION 63 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $   55,233        --         0.41%       5.25%  to     5.42%
2005 .....    62,555     0.81   to     0.83       50,774       53,651        --         0.96%      -4.26%  to    -3.88%
2004 .....    68,156     0.85   to     0.86       57,452       51,992        --         0.97%      10.00%  to    10.44%

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------   -----------------------------------------------------------
                          UNIT FAIR VALUE         NET        AVERAGE    INVESTMENT                     TOTAL RETURN
              UNITS         LOWEST TO           ASSETS     NET ASSETS     INCOME       EXPENSE          LOWEST TO
              (000s)         HIGHEST            (000s)       (000s)     RATIO/(1)/   RATIO/(2)/        HIGHEST/(3)/
             -------   --------------------   ----------   ----------   ----------   ----------   --------------------
MSIF TRUST MID CAP GROWTH PORTFOLIO, DIVISION 64 (CLOSED) /(8)/
2006 .....         1   $   --   to   $   --   $       --   $  126,143        --         0.41%       3.38%  to     3.54%
2005 .....   141,998     0.81   to     0.83      115,617       85,448        --         0.95%      16.90%  to    17.37%
2004 .....   101,122     0.70   to     0.71       70,176       50,068        --         0.95%      20.48%  to    20.97%
EVERGREEN SPECIAL EQUITY FUND, DIVISION 65 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $   45,179        --         0.41%       4.52%  to     4.69%
2005 .....    45,946     0.98   to     1.00       43,270       41,574        --         0.95%       5.94%  to     6.36%
2004 .....    47,897     0.92   to     0.94       44,053       42,874        --         0.96%       4.61%  to     5.04%
SIT SMALL CAP GROWTH FUND, DIVISION 66 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $  135,970        --         0.41%       6.29%  to     6.47%
2005 .....   169,656     0.74   to     0.76      126,041       93,457        --         0.95%      17.35%  to    17.81%
2004 .....   133,858     0.63   to     0.64       83,848       76,239        --         0.96%       5.73%  to     6.15%
SIT MID CAP GROWTH FUND, DIVISION 67 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $   29,303        --         0.42%       0.85%  to     1.01%
2005 .....    44,640     0.66   to     0.67       29,385       22,200        --         0.96%      14.12%  to    14.58%
2004 .....    37,107     0.58   to     0.59       21,325       18,374        --         0.97%      15.85%  to    16.32%
ARIEL FUND, DIVISION 68
2008 .....   210,618   $ 0.48   to   $ 1.02   $  202,490   $  331,104      0.97%        0.94%     -48.77%  to   -48.46%
2007 .....   236,938     1.92   to     1.97      450,527      516,328      0.28%        0.95%      -2.69%  to    -2.30%
2006 .....   263,335     1.97   to     2.02      519,165      542,024        --         0.95%       9.25%  to     9.69%
2005 .....   312,798     1.80   to     1.84      565,241      567,495      0.30%        0.95%      -0.08%  to     0.32%
2004 .....   291,623     1.81   to     1.84      523,918      384,123      0.06%        0.96%      20.75%  to    21.24%
ARIEL APPRECIATION FUND, DIVISION 69
2008 .....   163,108   $ 0.55   to   $ 1.04   $  162,793   $  249,409      0.55%        0.95%     -41.33%  to   -40.97%
2007 .....   188,042     1.72   to     1.77      322,748      373,503      0.46%        0.96%      -2.38%  to    -1.99%
2006 .....   219,434     1.76   to     1.81      387,982      400,034      0.04%        0.95%       9.84%  to    10.28%
2005 .....   268,624     1.61   to     1.64      432,565      428,952      0.29%        0.96%       1.90%  to     2.31%
2004 .....   273,688     1.58   to     1.60      430,032      376,800      0.11%        0.97%      11.98%  to    12.43%
LOU HOLLAND GROWTH FUND, DIVISION 70
2008 .....    43,833   $ 0.63   to   $ 0.70   $   29,858   $   40,753        --         0.87%     -35.48%  to   -35.09%
2007 .....    46,918     1.04   to     1.07       49,287       50,747      0.03%        0.88%       8.31%  to     8.74%
2006 .....    54,091     0.96   to     0.99       52,523       53,040      0.08%        0.88%       4.19%  to     4.60%
2005 .....    35,123     0.93   to     0.94       32,586       33,411        --         0.95%      -1.78%  to    -1.39%
2004 .....    35,830     0.94   to     0.96       33,602       28,027      0.31%        0.96%      10.10%  to    10.54%
DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND, DIVISION 71 (CLOSED) /(8)/
2006 .....        --   $   --   to   $   --   $       --   $   83,491      1.80%        0.39%      -0.98%  to    -0.82%
2005 .....    68,813     1.27   to     1.30       87,314       92,323      4.06%        0.96%       2.42%  to     2.83%
2004 .....    77,962     1.24   to     1.26       95,777       98,103      4.66%        0.97%       1.78%  to     2.19%
AIG RETIREMENT CO. I BLUE CHIP GROWTH FUND, DIVISION 72
2008 .....   451,191   $ 0.54   to   $ 0.61   $  267,117   $  293,877      0.17%        0.95%     -43.47%  to   -43.13%
2007 .....   133,943     1.04   to     1.07      136,613      115,156      0.25%        0.95%      11.96%  to    12.41%
2006 .....    95,874     0.93   to     0.95       89,448       70,303      0.23%        0.95%       8.36%  to     8.79%
2005 .....    66,987     0.86   to     0.88       57,625       49,913      0.15%        0.93%       4.85%  to     5.28%
2004 .....    57,056     0.82   to     0.83       48,394       41,821      0.40%        0.95%       7.85%  to     8.29%
AIG RETIREMENT CO. I HEALTH SCIENCES FUND, DIVISION 73
2008 .....   143,853   $ 0.70   to   $ 1.02   $  142,129   $  181,521        --         0.96%     -30.28%  to   -29.86%
2007 .....   146,379     1.41   to     1.45      206,206      192,854        --         0.96%      16.38%  to    16.85%
2006 .....   153,030     1.21   to     1.24      185,880      186,065        --         0.96%       7.38%  to     7.81%
2005 .....   158,484     1.13   to     1.15      179,167      159,035        --         0.97%      11.91%  to    12.35%
2004 .....   161,674     1.01   to     1.03      162,277      144,254        --         0.97%      14.24%  to    14.70%
AIG RETIREMENT CO. I VALUE FUND, DIVISION 74
2008 .....   178,504   $ 0.54   to   $ 0.86   $  150,143   $  191,340      1.03%        0.91%     -42.74%  to   -42.39%
2007 .....    66,464     1.46   to     1.49       96,744       83,751      0.40%        0.97%       5.23%  to     5.66%
2006 .....    56,286     1.39   to     1.41       78,054      147,228      0.95%        0.93%      15.18%  to    15.64%
2005 .....   118,410     1.20   to     1.22      154,746       63,923      1.01%        0.78%       5.29%  to     5.71%
2004 .....     6,261     1.14   to     1.16       18,880       15,207      0.44%        0.30%      15.14%  to    15.60%

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------   -----------------------------------------------------------
                          UNIT FAIR VALUE         NET        AVERAGE    INVESTMENT                     TOTAL RETURN
              UNITS         LOWEST TO           ASSETS     NET ASSETS     INCOME       EXPENSE          LOWEST TO
              (000s)         HIGHEST            (000s)       (000s)     RATIO/(1)/   RATIO/(2)/        HIGHEST/(3)/
             -------   --------------------   ----------   ----------   ----------   ----------   --------------------
AIG RETIREMENT CO. I BROAD CAP VALUE INCOME FUND, DIVISION 75 /(6)/
2008 .....    20,170   $ 0.62   to   $ 0.76   $   17,061   $   22,875      2.18%        0.87%     -35.12%  to   -34.73%
2007 .....    22,643   $ 1.16   to   $ 1.17   $   28,810   $   30,508      1.53%        0.88%       0.93%  to     1.33%
2006 .....    22,478     1.15   to     1.16       28,574       17,489      1.56%        0.81%      15.53%  to    15.99%
2005 .....        --     1.00   to     1.00        2,492        2,418      0.18%          --        0.00%  to     0.00%
AIG RETIREMENT CO. I LARGE CAP CORE FUND, DIVISION 76 /(6)/
2008 .....   120,552   $ 0.64   to   $ 0.79   $   94,759   $   76,422      0.72%        0.96%     -33.15%  to   -32.75%
2007 .....    55,647   $ 1.17   to   $ 1.18   $   65,016   $   86,523      0.59%        0.98%       6.96%  to     7.39%
2006 .....    92,452     1.10   to     1.10   $  101,149   $   79,956      1.16%        0.95%      11.38%  to    11.83%
2005 .....        --     0.99   to     0.99        2,465        2,417      0.10%          --        0.00%  to     0.00%
AIG RETIREMENT CO. I INFLATION PROTECTED FUND, DIVISION 77 /(4)/
2008 .....   143,120   $ 0.97   to   $ 1.03   $  150,002   $  133,699      4.83%        0.93%      -6.27%  to    -5.70%
2007 .....    12,515   $ 1.08   to   $ 1.09   $   18,510   $   16,303      4.06%        0.68%       6.74%  to     7.17%
2006 .....    11,130     1.01   to     1.02       16,158       16,374      3.33%        0.68%      -0.59%  to    -0.19%
2005 .....    11,057     1.02   to     1.02       16,390       10,892      5.42%        0.52%       1.72%  to     2.13%
2004 .....        --     1.00   to     1.00        5,002        4,998      0.15%          --        0.00%  to     0.00%
AIG RETIREMENT CO. I VALIC GROWTH FUND, DIVISION 78 /(6)/
2008 .....   826,768   $ 0.59   to   $ 0.68   $  553,158   $  817,995      0.02%        0.95%     -40.51%  to   -39.88%
2007 .....   929,273   $ 1.11   to   $ 1.13   $1,026,352   $1,016,333        --         0.96%      19.27%  to    20.31%
2006 ..... 1,133,942     0.93   to     0.94    1,057,786      662,673      0.02%        0.94%      -4.76%  to    -3.94%
2005 .....        --     0.98   to     0.98        2,448        2,412        --           --        0.00%  to     0.00%
AIG RETIREMENT CO. I LARGE CAPITAL GROWTH FUND, DIVISION 79 /(4)/
2008 .....   402,218   $ 0.59   to   $ 0.78   $  310,364   $  445,695      0.24%        0.96%     -39.43%  to   -38.78%
2007 .....   453,068   $ 1.25   to   $ 1.28   $  563,543   $  572,421      0.21%        0.96%      13.42%  to    14.41%
2006 .....   524,432     1.10   to     1.12      581,819      352,220      0.38%        0.93%       5.69%  to     6.60%
2005 .....        --     1.04   to     1.05       10,590       10,032      0.19%          --        3.54%  to     4.42%
2004 .....        --     1.01   to     1.01       10,081       10,054      0.01%          --        0.00%  to     0.00%
AIG SUNAMERICA 2010 HIGH WATERMARK FUND, DIVISION 80 /(9)/
2008 .....        --   $   --   to   $   --   $       --   $   13,452        --         0.76%       1.59%  to     1.71%
2007 .....    24,209   $ 1.11   to   $ 1.12   $   26,904   $   27,270      3.21%        1.25%       4.56%  to     4.98%
2006 .....    25,877     1.06   to     1.07       27,502       26,647      3.31%        1.05%       5.54%  to     5.96%
2005 .....    24,719     1.01   to     1.01       24,851       15,326      3.25%        0.85%       0.00%  to     0.00%
AIG SUNAMERICA 2015 HIGH WATERMARK FUND, DIVISION 81 /(5)/
2008 .....    26,300   $ 0.92   to   $ 1.12   $   29,108   $   27,723      2.01%        1.24%      -5.96%  to    -5.39%
2007 .....    23,039   $ 1.18   to   $ 1.19   $   27,109   $   26,814      3.37%        1.24%       4.51%  to     4.93%
2006 .....    22,809     1.13   to     1.13       25,642       22,933      3.46%        1.05%       9.17%  to     9.61%
2005 .....    18,614     1.03   to     1.03       19,186       10,516      3.23%        0.84%       0.00%  to     0.00%
AIG SUNAMERICA 2020 HIGH WATERMARK FUND, DIVISION 82 /(5)/
2008 .....    12,028   $ 0.81   to   $ 1.00   $   11,879   $   12,395      2.22%        1.23%     -17.31%  to   -16.80%
2007 .....    10,834   $ 1.19   to   $ 1.21   $   12,934   $   11,890      3.84%        1.23%       4.46%  to     4.88%
2006 .....     9,426     1.14   to     1.15       10,772        9,246      3.64%        1.05%       9.47%  to     9.91%
2005 .....     7,051     1.04   to     1.05        7,357        3,615      3.42%        0.84%       0.00%  to     0.00%
AIG RETIREMENT CO. I MID CAP STRATEGIC GROWTH FUND, DIVISION 83 /(4)/
2008 .....   231,620   $ 0.50   to   $ 0.80   $  181,182   $  295,424        --         0.96%     -48.83%  to   -48.29%
2007 .....   257,885   $ 1.50   to   $ 1.54   $  389,160   $  335,778        --         0.96%      27.83%  to    28.94%
2006 .....   259,327     1.18   to     1.20      307,168      199,628      0.07%        0.91%       4.56%  to     5.46%
2005 .....        --     1.13   to     1.14       11,422       10,396        --           --       11.45%  to    12.40%
2004 .....        --     1.01   to     1.01       10,102       10,036      0.02%          --        0.00%  to     0.00%
AIG RETIREMENT CO. I SMALL CAP SPECIAL VALUES FUND, DIVISION 84 /(6)/
2008 .....   229,331   $ 0.59   to   $ 0.67   $  151,515   $  219,815      1.09%        0.96%     -36.15%  to   -35.76%
2007 .....   272,853   $ 1.03   to   $ 1.04   $  279,734   $  350,729      0.66%        0.96%     -10.95%  to   -10.59%
2006 .....   325,757     1.16   to     1.16      376,054      222,427      0.93%        0.93%      17.96%  to    18.43%
2005 .....        --     0.98   to     0.98        4,916        4,814      0.12%          --        0.00%  to     0.00%
AIG RETIREMENT CO. I SMALL MID GROWTH FUND, DIVISION 85 /(6)/
2008 .....   115,211   $ 0.54   to   $ 0.61   $   69,837   $  101,001      0.08%        0.96%     -40.30%  to   -39.93%
2007 .....   128,891   $ 1.01   to   $ 1.02   $  128,428   $  151,573        --         0.96%      -3.79%  to    -3.40%
2006 .....   159,122     1.05   to     1.06      166,683      106,306        --         0.93%       5.87%  to     6.29%
2005 .....        --     1.00   to     1.00        2,490        2,424        --           --        0.00%  to     0.00%

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------   -----------------------------------------------------------
                          UNIT FAIR VALUE         NET        AVERAGE    INVESTMENT                     TOTAL RETURN
              UNITS         LOWEST TO           ASSETS     NET ASSETS     INCOME       EXPENSE          LOWEST TO
              (000s)         HIGHEST            (000s)       (000s)     RATIO/(1)/   RATIO/(2)/        HIGHEST/(3)/
             -------   --------------------   ----------   ----------   ----------   ----------   --------------------
AIG RETIREMENT CO. I SMALL CAP AGGRESSIVE GROWTH FUND, DIVISION 86 /(6)/
2008 .....    55,785   $ 0.55   to   $ 0.69   $   37,879   $   54,383        --         0.96%     -41.16%  to   -40.80%
2007 .....    61,000   $ 1.15   to   $ 1.16   $   69,884   $   56,667        --         0.96%      13.29%  to    13.74%
2006 .....    48,733     1.02   to     1.02       49,519       32,409        --         0.90%       3.76%  to     4.17%
2005 .....        --     0.98   to     0.98        2,453        2,411        --           --        0.00%  to     0.00%
AIG RETIREMENT CO. I GLOBAL EQUITY FUND, DIVISION 87 /(6)/
2008 .....   303,049   $ 0.49   to   $ 0.71   $  208,026   $  328,038      1.18%        0.93%     -46.87%  to   -46.30%
2007 .....   337,867   $ 1.30   to   $ 1.32   $  434,029   $  451,456      1.72%        0.95%       7.48%  to     8.42%
2006 .....   354,730     1.21   to     1.22      430,266      248,458      2.17%        0.93%      20.86%  to    21.90%
2005 .....        --     1.00   to     1.00        2,507        2,433      0.08%          --        0.00%  to     0.00%
AIG RETIREMENT CO. I GLOBAL STRATEGY FUND, DIVISION 88 /(6)/
2008 .....   354,647   $ 0.76   to   $ 1.05   $  369,050   $  447,117      5.76%        0.96%     -21.58%  to   -21.11%
2007 .....   383,458   $ 1.32   to   $ 1.34   $  506,215   $  487,999      1.46%        0.96%       8.98%  to     9.42%
2006 .....   364,752     1.21   to     1.22      442,018      252,385      2.36%        0.94%      19.92%  to    20.40%
2005 .....        --     1.01   to     1.01        5,070        4,882      0.09%          --        0.00%  to     0.00%
AIG RETIREMENT CO. I FOREIGN VALUE FUND, DIVISION 89 /(6)/
2008 .....   765,921   $ 0.53   to   $ 0.75   $  565,647   $  820,333      3.43%        0.97%     -45.10%  to   -44.77%
2007 .....   844,141   $ 1.34   to   $ 1.36   $1,120,870   $1,014,476      0.90%        0.96%      10.05%  to    10.50%
2006 .....   692,139     1.22   to     1.23      841,622      442,935      1.98%        0.94%      20.97%  to    21.46%
2005 .....        --     1.01   to     1.01        2,526        2,439      0.03%          --        0.00%  to     0.00%
AIG RETIREMENT CO. I REAL ESTATE FUND, DIVISION 101 /(10)/
2008         294,039   $ 0.64   to   $ 0.65   $  195,460   $   51,139      5.32%        0.62%     -35.75%  to   -35.43%

/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimbursements, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/(3)/ These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

/(4)/ Funds commenced operations on December 17, 2004.

/(5)/ Funds commenced operations on February 18, 2005.

/(6)/ Funds commenced operations on December 5, 2005.

/(7)/ The AIG Retirement Co. I Growth Fund was closed as of August 27, 2004.

/(8)/ Funds were closed as of May 29, 2006.

/(9)/ Fund commenced operations on February 18, 2005 and closed April 21,
      2008.

/(10)/ Fund commenced operations on March 7, 2008.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. SUBSEQUENT EVENTS

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles ("SPV"s), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

9. EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP, INC.

In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the NY Fed. Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP, INC. (CONTINUED)

value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at (ASLAC: $14.9 million,
FSA: $31.7 million). As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management does not currently anticipate this to have a material impact on the financial statements of the Separate Account.

Additional information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission.

                              Portfolio Director
                             Portfolio Director 2
                            Portfolio Director Plus
                 Fixed and Variable Deferred Annuity Contracts

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)          Financial Statements:

             (i) Audited Financial Statements - The Variable Annuity Life Insurance Company

                    Report of Independent Registered Public Accounting Firm

                    Consolidated Balance Sheets

                    Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)

                    Consolidated Statements of Cash Flows

                    Notes to the Consolidated Financial Statements

             (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A

                    Report of Independent Registered Public Accounting Firm

                    Statement of Assets and Liabilities

                    Statement of Operations

                    Statements of Changes in Net Assets

                    Schedule of Portfolio Investments

                    Notes to the Financial Statements

(b)          Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (10)

2.           Not Applicable.

3(a). Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (2)

4(a).        Specimen Individual Annuity Contract. (Form UIT-194). (1)

4(b)(i).     Specimen Group Annuity Contract. (Form UITG-194). (1)

4(b)(ii).    Specimen Individual Non-Qualified Annuity Contract. (Form
             UITN-194). (1)

4(b)(iii).   Specimen Certificate of Participation under Group Annuity
             Contract (Form UITG-194P). (1)

4(b)(iv).    Specimen Individual Retirement Account Annuity Contract. (Form
             UIT-IRA-194). (1)

4(b)(v).     Specimen Simplified Employee Pension Contract (Form UIT-SEP-194).
             (1)

4(b)(vi).    Specimen Endorsement to Group Annuity Contract or Certificate of
             Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance. (3)

4(b)(vii).   Specimen SIMPLE Individual Retirement Annuity Contract (Form
             UIT-SIMPLE-897). (4)

4(b)(viii).  Specimen Portfolio Director Endorsement to Individual Annuity
             Contract (Form IPD-798). (4)

4(b)(ix).    Specimen Portfolio Director Individual Retirement Annuity (IRA)
             Endorsement to Individual Retirement Account Annuity Contract
             (Form IPDIRA-798). (4)

4(b)(x). Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract (Form IPDN-798). (4)

4(b)(xi).    Specimen Economic Growth and Tax Relief Reconciliation Act
             ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form
             EGTR-302). (10)

4(b)(xii).   Specimen EGTRRA Individual Retirement Annuity Endorsement (Form
             EGTRIRA 802). (10)

4(b)(xiii).  Specimen EGTRRA Roth Individual Retirement Annuity Endorsement
             (Form ROTHEGTR-802). (10)

4(b)(xiv).   Form of Guaranteed Minimum Withdrawal Benefit Endorsement. (11)

4(b)(xv).    Form of Premium Enhancement Credit Endorsement on First-Year
             Contributions. (14)

4(b)(xvi).   Form of Premium Enhancement Credit Endorsement on Eligible
             Deposits. (14)

5(a)(i). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(a)(ii).    Specimen Application for Portfolio Director/Portfolio Director
             2/Portfolio Director Plus Fixed and Variable Annuity for use with
             Individual Retirement Annuities (IRA), Simplified Employee
             Pension Plans (SEP), and Non-Qualified Deferred Annuities (NQDA).
             (10)

5(b).        Specimen Group Master Application. (10)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990 (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006. (12)

7.           Not Applicable.

8(a). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Templeton Variable Products Series Fund. (1)

             (2) Form of Redacted Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and The Variable Annuity Life Insurance Company dated May 1, 2000. (2)

             (3) Master Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Group of Funds. (8)

             (4) Form of Redacted Administrative Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Services, Inc. (2)

8(b). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Dreyfus Variable Investment Fund. (1)

             (2) Agreement between The Variable Annuity Life Insurance Company and The Dreyfus Corporation dated July 1, 1997. (5)

             (3) Amendment No. 1 dated November 1, 1999 to Agreement between The Dreyfus Corporation and The Variable Annuity Life Insurance Company dated July 1, 1997. (2)

8(c). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp. (6)

             (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997. (3)

8(d). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc. (6)

             (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997. (3)

             (3) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997. (2)

8(e). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc. (6)

             (2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998. (7)

8(f).        Agreement between The Variable Annuity Life Insurance Company and
             T. Rowe Price Investment Services, Inc., entered into October 1, 1998. (4)

8(g)(i). Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust, dated January 4, 1999. (8)

8(g)(ii).    Form of Amendment No. 1 to Participation Agreement between The
             Variable Annuity Life Insurance Company and Evergreen Equity
             Trust dated October 2, 2000. (9)

8(g)(iii).   Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and Evergreen Investment Services,
             Inc. dated October 2, 2000. (9)

8(h)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT Mutual Funds, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(ii).    Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and SIT Investment Associates,
             Inc. dated November 1, 2000 (Small Cap Growth Fund). (9)

8(h)(iii).   Form of Participation Agreement between The Variable Annuity Life
             Insurance Company, SIT MidCap Growth Fund, Inc. and SIT
             Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(iv).    Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and SIT Investment Associates,
             Inc. dated November 1, 2000 (Mid Cap Growth Fund). (9)

8(i)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000. (9)

8(i)(ii).    Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and Ariel Distributors, Inc. (9)

8(j)(i). Form of Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(ii).    Form of Participant Administrative Services Agreement between The
             Variable Annuity Life Insurance Company and Janus Service
             Corporation. (9)

8(j)(iii).   Form of Distribution and Shareholder Services Agreement between
             The Variable Annuity Life Insurance Company and Janus
             Distributors, Inc. (9)

8(k)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, INVESCO Stock Funds, Inc. and INVESCO Distributors, Inc. (9)

8(k)(ii).    Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and INVESCO Funds Group, Inc. (9)

8(l)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Warburg Pincus Small Company Growth Funds (common shares), Credit Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated October 2, 2000. (9)

8(l)(ii).    Form of Administrative Services Agreement Letter between The
             Variable Annuity Life Insurance Company and Credit Suisse Asset
             Management, LLC dated October 2, 2000. (9)

8(m)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Lou Holland Fund and HCM Investments, Inc. dated November 1, 2000. (9)

8(m)(ii).    Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and Holland Capital Management,
             L.P. dated November 1, 2000. (9)

8(n). Form of Agency Agreement between The Variable Annuity Life Insurance Company, MAS Funds, MAS Fund Distribution, Inc. and Miller Anderson & Sherrerd, LLP dated November 1, 2000. (9)

9.           Opinion of Counsel and Consent of Depositor. (13)

10. Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11.          Not Applicable.

12.          Not Applicable.

13.          Calculation of standard and nonstandard performance information.
             (3)

14.          Powers of Attorney - The Variable Annuity Life Insurance Company.
             (15)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)

/(1)/ Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

/(2)/ Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

/(3)/ Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.

/(4)/ Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.

/(5)/ Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, Accession No. 0000950129-98-001794.

/(6)/ Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.

/(7)/ Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.

/(8)/ Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999, Accession No. 0000950129-99-001733.

/(9)/ Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.

/(10)/ Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4
       Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.

/(11)/ Incorporated by reference to Post-Effective Amendment No. 30 to Form N-4
       Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 2006, Accession No. 0000354912-06-000020.

/(12)/ Incorporated by reference to Initial Form N-4 (File
       No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession
       No. 0001193125-06-206012.

/(13)/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
       (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 15, 2006, Accession
       No. 0001193125-06-254482.

/(14)/ Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4
       (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession
       No. 0000354912-07-000021.

/(15)/ Incorporated by reference to Post-Effective Amendment No.6 to Form N-4
       (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 22, 2008, Accession
       No. 0001193125-08-036236.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES                        POSITIONS AND OFFICES HELD WITH DEPOSITOR
-----                        -----------------------------------------
Jay S. Wintrob*              Director
Bruce R. Abrams              Director, President and Chief Executive Officer
Michael J. Akers             Director, Senior Vice President & Chief Actuary
Jim Coppedge                 Director, Senior Vice President and General
                             Counsel
N. Scott Gillis**            Director, Senior Vice President & Chief Financial
                             Officer
Sharla A. Jackson***         Director, Executive Vice President - Operations
Kathleen M. McCutcheon       Director and Senior Vice President - Human
                             Resources
Christopher J. Swift****     Director
Shawn Duffy                  Executive Vice President
Greg Garvin                  Executive Vice President
Jay G. Wilkinson             Executive Vice President - Group Management
Leslie K. Bates              Senior Vice President
Lillian Caliman              Senior Vice President & Divisional Chief
                             Information Officer
Laurel Cochennet             Senior Vice President
Evelyn Curran                Senior Vice President
David H. den Boer            Senior Vice President & Chief Compliance Officer
Glenn Harris                 Senior Vice President - Group Management
Joseph P. McKernan*          Senior Vice President - Information Technology
Thomas G. Norwood            Senior Vice President - Broker/Dealer Operations
Kellie Richter               Senior Vice President - Marketing Strategy
Brenda Simmons               Senior Vice President
Robert E. Steele***          Senior Vice President - Specialty Products
Richard L. Bailey            Vice President - Group Actuarial
David E. Ballard*            Vice President
William B. Bartelloni        Vice President
Kurt W. Bernlohr             Vice President - Annuity Products
Mary C. Birmingham           Vice President
Gregory Stephen Broer        Vice President - Actuarial
Richard A. Combs             Vice President - Actuarial
Neil J. Davidson             Vice President - Actuarial
Robin F. Farris              Vice President
Tracy Fielder                Vice President
Darlene Flagg                Vice President - Case Development
Mark D. Foster               Vice President - VFA Compensation
Daniel Fritz                 Vice President - Actuarial
Marc Gamsin*                 Vice President
David W. Hilbig              Vice President - Education Services & Marketing
                             Communications
Eric B. Holmes               Vice President
Michael R. Hood              Vice President
Jeffery M. Hughes            Vice President
Stephen M. Hughes            Vice President - Marketing
Paul Jackson                 Vice President
Joanne M. Jarvis             Vice President - Sales Planning & Reporting
Dave Jorgensen               Vice President and Controller
Joan M. Keller               Vice President - Client Service Processing
Ted G. Kennedy               Vice President - Government Relations
Calvin King                  Vice President - North Houston CCC
Gary J. Kleinman****         Vice President
John Malcolm                 Vice President
Lou McNeal                   Vice President and Treasurer
Michael M. Mead*             Vice President
Greg Outcalt*                Vice President
Rembert R. Owen, Jr.         Vice President and Assistant Secretary
Richard W. Schraub           Vice President

Cynthia S. Seeman            Vice President
Katherine Stoner             Vice President and Secretary
Richard Turner               Vice President - Retirement Services Tax
Krien Verberkmoes            Vice President - Sales Compliance
William Fish                 Investment Officer
Troy Fukumoto*               Investment Officer
Roger E. Hahn                Investment Officer
Locklan O. McNew             Investment Officer
Craig R. Mitchell****        Investment Officer
Russell Lessard              Chief AML Officer
W. Larry Mask                Real Estate Investment Officer & Assistant
                             Secretary
Daniel R. Cricks             Tax Officer
Tracey E. Harris             Assistant Secretary
Debra L. Herzog              Assistant Secretary
Paula G. Payne               Assistant Secretary
Connie E. Pritchett***       Assistant Secretary
John Fleming                 Assistant Treasurer
Paul Hoepfl                  Assistant Treasurer
Robert C. Bauman             Assistant Vice President
Linda L. Pinney              Assistant Vice President
Joyce Bilski                 Administrative Officer
Kara R. Boling               Administrative Officer
Fred Caldwell                Administrative Officer
Debbie G. Fewell***          Administrative Officer
Tom Goodwin                  Administrative Officer
John Griggs                  Administrative Officer
Wendy Green***               Administrative Officer
Carolyn Gutierrez            Administrative Officer
Ted D. Hennis***             Administrative Officer
Richard D. Jackson           Administrative Officer
Kathleen Janos               Administrative Officer
Freda L. Lee                 Administrative Officer
David Malleck                Administrative Officer
Joella McPherson             Administrative Officer
David Malleck***             Administrative Officer
Steven Mueller               Administrative Officer
Sheryl Reed                  Administrative Officer
Carolyn Roller***            Administrative Officer
Jennifer E. Sailors          Administrative Officer
Diana Smirl***               Administrative Officer
Kathryn T. Smith             Administrative Officer
Thomas M. Ward               Administrative Officer

*    1 SunAmerica Center, Los Angeles, California 90067-6022

**   21650 Oxnard Ave., Woodland Hills, California 91367

***  205 E. 10th Avenue, Amarillo, Texas 79101

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-09-003734, filed March 2, 2009. Exhibit 21 is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2009:

                                    Qualified Contracts Non-Qualified Contracts
                                    ------------------  -----------------------
                                     Group   Individual Group     Individual
                                    -------  ----------  ------   ----------
Portfolio Director                    4,679     5,796      134        0
Portfolio Director 2                 63,673    26,126    6,607        0
Portfolio Director Plus             118,017    49,732   24,077        0

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event
(a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

NAME AND PRINCIPAL             POSITION AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS               AMERICAN GENERAL DISTRIBUTORS, INC.
------------------             -----------------------------------------------
Kurt W. Bernlohr               Director, Chief Executive Officer and President
David H. den Boer              Director, Senior Vice President and Assistant
                               Secretary
Katherine Stoner               Director and Secretary
Thomas G. Norwood              Executive Vice President
Krien VerBerkmoes              Chief Compliance Officer
John Reiner                    Chief Financial Officer and Treasurer
Paul Hoepfl                    Assistant Treasurer
Louis V. McNeal                Assistant Treasurer
Daniel R. Cricks               Tax Officer
Debra L. Herzog                Assistant Secretary
Paula G. Payne                 Assistant Secretary
Robert C. Bauman               Administrative Officer
Thomas M. Ward                 Administrative Officer

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

   The Variable Annuity Life Insurance Company
   Attn: Operations Administration
   2929 Allen Parkway
   Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

   1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

   3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

   (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

   (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

   (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

   (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

   (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

   (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                  SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2009.

                                   THE VARIABLE ANNUITY LIFE INSURANCE
                                   COMPANY SEPARATE ACCOUNT A
                                   (Registrant)

                                   BY:  THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)

                                   BY:  /s/ KATHERINE STONER
                                        ----------------------------------------
                                        Katherine Stoner
                                        Vice President, Deputy General
                                        Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

          Signature                        Title                    Date
-----------------------------  ------------------------------  --------------

JAY S. WINTROB *               Director                        April 30, 2009
-----------------------------
Jay S. Wintrob

BRUCE R. ABRAMS *              Director and Chief Executive    April 30, 2009
-----------------------------  Officer
Bruce R. Abrams

MICHAEL J. AKERS *             Director                        April 30, 2009
-----------------------------
Michael J. Akers

JIM COPPEDGE *                 Director                        April 30, 2009
-----------------------------
Jim Coppedge

N. SCOTT GILLIS *              Director and Principal          April 30, 2009
-----------------------------  Financial Officer
N. Scott Gillis

SHARLA A. JACKSON *            Director                        April 30, 2009
-----------------------------
Sharla A. Jackson

KATHLEEN M. MCCUTCHEON *       Director                        April 30, 2009
-----------------------------
Kathleen M. McCutcheon

CHRISTOPHER J. SWIFT *         Director                        April 30, 2009
-----------------------------
Christopher J. Swift

/s/ DAVID S. JORGENSEN         Vice President and Controller   April 30, 2009
-----------------------------  (Principal Accounting Officer)
David S. Jorgensen

* /s/ KATHERINE STONER         Attorney-In-Fact                April 30, 2009
-----------------------------
Katherine Stoner

                               Index of Exhibits

Exhibit No.
-----------

     10     Consent of Independent Registered Public Accounting Firm